As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2022 to April 30, 2023

Updated April 6, 2023

Item 1. Reports to Stockholders.

(a)

ANNUAL REPORT

April 30, 2023

Pacer Trendpilot® US Large Cap ETF	*Ticker: PTLC*
Pacer Trendpilot® US Mid Cap ETF	*Ticker: PTMC*
Pacer Trendpilot® 100 ETF	*Ticker: PTNQ*
Pacer Trendpilot® European Index ETF	*Ticker: PTEU*
Pacer Trendpilot® International ETF	*Ticker: PTIN*
Pacer Trendpilot® US Bond ETF	*Ticker: PTBD*
Pacer Trendpilot® Fund of Funds ETF	*Ticker: TRND*
Pacer US Cash Cows 100 ETF	*Ticker: COWZ*
Pacer US Small Cap Cash Cows 100 ETF	*Ticker: CALF*
Pacer Global Cash Cows Dividend ETF	*Ticker: GCOW*
Pacer Developed Markets International Cash Cows 100 ETF	*Ticker: ICOW*
Pacer Emerging Markets Cash Cows 100 ETF	*Ticker: ECOW*
Pacer US Large Cap Cash Cows Growth Leaders ETF	*Ticker: COWG*
Pacer US Cash Cows Growth ETF	*Ticker: BUL*
Pacer Cash Cows Fund of Funds ETF	*Ticker: HERD*
Pacer WealthShield ETF	*Ticker: PWS*
Pacer Industrial Real Estate ETF	*Ticker: INDS*
Pacer Data & Infrastructure Real Estate ETF	*Ticker: SRVR*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	*Ticker: SZNE*
Pacer CSOP FTSE China A50 ETF	*Ticker: AFTY*
Pacer BioThreat Strategy ETF	*Ticker: VIRS*
Pacer Lunt Large Cap Alternator ETF	*Ticker: ALTL*
Pacer Lunt Midcap Multi-Factor Alternator ETF	*Ticker: PAMC*
Pacer Lunt Large Cap Multi-Factor Alternator ETF	*Ticker: PALC*
Pacer US Export Leaders ETF	*Ticker: PEXL*
Pacer Pacific Asset Floating Rate High Income ETF	*Ticker: FLRT*
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	*Ticker: TRPL*
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	*Ticker: QDPL*
Pacer Data and Digital Revolution ETF	*Ticker: TRFK*
Pacer Industrials and Logistics ETF	*Ticker: SHPP*

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

Dear Shareholder,

I address you today as we reflect upon the progress, achievements, and exciting opportunities for Pacer.

I am pleased to report Pacer has demonstrated strong growth over the past year. From April 30, 2022 to April 30, 2023 Pacer’s assets under management grew to $23.8 billion, with an overall growth percentage of 80.7%. Pacer ETFs saw particularly significant growth within the Cash Cows ETF™ Series, having a 199% increase during that time period. Despite the volatile markets, many of our strategies grew assets significantly and performed in line with their objectives, a testament to our firm’s commitment to deliver investment solutions that can help investors navigate challenging market environments.

In today’s rapidly evolving business landscape, innovation is the key to staying ahead of the competition. I am proud to share that Pacer launched four new thematic funds; the Pacer BlueStar Digital Entertainment ETF (ticker: ODDS), the Pacer BlueStar Engineering the Future ETF (ticker: BULD), the Pacer Industrials and Logistics ETF (ticker: SHPP), and the Pacer Data and Digital Revolution ETF (ticker: TRFK). The important themes captured by these funds include artificial intelligence (AI) in BULD, supply chain in SHPP, online gambling, eSports and video gaming in ODDS, and data transmission and communication in TRFK.

Looking ahead, we are optimistic about the future of Pacer. We have continued to grow our team to be able to reach more financial advisors. This allows us to support their business and help meet their clients’ investment needs. We will continue to invest in our people to ensure that we remain at the forefront of innovation and deliver long-term value to shareholders. We thank our investors, financial advisors, and partners for continuing to entrust your assets with us.

Joe M. Thomson,
Chairman, Pacer Funds Trust

Pacer Funds

From the period 5/1/2022 – 4/30/2023, the S&P 500 gained 2.66%, the Nasdaq-100 gained 3.99%, and the Dow Jones Industrial Average gained 5.64%. Though all three indices were able to post positive returns, the road to get there was bumpy. Much like the first half of 2022, the second half of 2022 was marked by volatility in financial markets. From the period 5/1/2022 through the end of the year, the returns of the S&P 500, Nasdaq-100, and Dow Jones Industrial Average were: -5.96%, -14.34%, and 2.04%, respectively. Record high inflation, hawkish monetary policy, and concerns over a potential recession led to volatility in equity and fixed income markets. During the second half of 2022, inflation in the US reached levels which hadn’t been seen since the inflationary period of the 1970’s. Inflation in the US averaged 8% from 5/1/2022 through the end of the year, peaking at 9.1% in June before moderating throughout the remainder of the year. In order to combat inflation, the Federal Reserve (Fed) hiked rates aggressively in the latter half of 2022, raising the target Federal Funds Rate (FFR) by 75 basis points in June, July, September, and November, and by 50 basis points in May and December. This brought the 2022 year-end FFR range to 4.25% - 4.50%, blowing past median expectations, which began 2022 at only 0.90%. Due to high inflation and a rapid response from the Federal Reserve, there were losses observed in both equity and fixed income markets throughout the second half of 2022. From 5/1/2023 until the end of the year, the Bloomberg US AGG Index and the S&P 500 total return index experienced declines of -3.87% and -5.96% respectively.

The start of 2023 brought a much-needed sigh of relief for financial markets. After a tumultuous 2022, both equity and fixed income markets recovered to start 2023. From the beginning of 2023 through 4/30/2023, the S&P 500, Nasdaq-100, Dow Jones Industrial Average, and Bloomberg US Aggregate Bond Index returned: 9.17%, 21.40%, 3.53%, and 3.59%, respectively. Mega Capitalization (Mega-Cap) technology stocks bounced back at the beginning of 2023 after suffering steep losses in 2022. A select few Mega-Cap tech stocks drove the S&P 500 and tech-heavy Nasdaq-100 index higher to start the year. As of 4/30/2023 the 5 largest stocks in the S&P 500 are responsible for over 80% of the YTD returns in 2023, those companies being: Apple, Amazon, Alphabet, Microsoft, and Nvidia. The lack of breadth in the market recovery YTD in 2023 has led the market-capitalization indices to have the highest concentrations to a select group of companies since the Dot-Com Bubble. The aggressive actions employed by the Fed in 2022 seem to be having the desired effect on inflation, as the inflation rate in the US moderated from 6.5% in December 2022 to 4.9% in April 2023. April’s CPI print was the first-time year-over-year inflation registered under 5% in two years (since April 2021). Though inflation is moderating, there’s still work to do to reach the Fed’s 2% inflation target, which led the Fed to raise the target FFR another 25 basis points in March 2023. Financial markets have shrugged off elevated inflation, tighter monetary policy, and recession fears thus far in 2023. Recession fears, which permeated discussions amongst financial market participants in the latter half of 2022, have receded slightly. Stronger than expected economic data and a historically low unemployment rate of 3.4% in April 2023 have juxtaposed concerns over a recession in 2023. Moving forward, all eyes will be on how inflation and monetary policy affect corporate earnings. Earnings declined Y-o-Y during the first quarter of 2023, though the decline was less than expected heading into earnings season.

Pacer Funds

The Pacer Trendpilot™ Series

The Pacer Trendpilot series is based on a trend following strategy that alternates exposure between a benchmark index and 3-Month US T-Bills using three indicators. It is designed to participate in the market when it is trending up, maintain some exposure during short term market declines and exit the market when it is trending down. The period referenced in this section for all Trendpilot Funds is for the fiscal year end of April 30, 2023.

Pacer Trendpilot® US Large Cap ETF

The Pacer Trendpilot® US Large Cap ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Index, (ii) 50% to the S&P 500 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index. The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

The Fund

The Fund had a NAV total return of 4.20%. The Index had a total return of 4.72%. The S&P 500 Index had a total return of 2.66%.

Since the end of the previous fiscal year, the Fund remained in T-Bills until the exposure change to equities in January 2023. During this time (4/28/2022 – 1/27/2023), the U.S. Treasury 3-Month Yield rose significantly, from 0.8026% to 4.6645%, due to high levels of inflation.

PTLC EXPOSURE CHANGES
Dates	Resulting Exposure	U.S. Treasury 3-Month Yield
January 27, 2023	Equity	4.6645%

During the fiscal year, the top three sectors for contribution to performance were Information Technology at 15.65%, Communication Services at 10.71%, and Consumer Staples at 6.17%. The three sectors with the lowest contribution to performance were Financials at -5.98%, Energy at -3.37%, and Real Estate at -4.45%. Sector performance numbers reflect their total return during the period.

Pacer Trendpilot® US Mid Cap ETF

The Pacer Trendpilot® US Mid Cap ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot US Mid Cap Trendpilot Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P MidCap 400 Total Return Index is a total return version of the S&P MidCap 400 Index and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400 Index. The S&P Midcap 400 measures the performance of mid-capitalization stocks in the United States.

The Fund

The Fund had a NAV total return of -5.81%. The Index had a total return of -5.34%. The S&P MidCap 400 Index had a total return of 1.33%.

Pacer Funds

The Fund had the following exposure changes during the fiscal year. Summary details of these changes are presented in the following table.

PTMC EXPOSURE CHANGES
Dates	Resulting Exposure	U.S. Treasury 3-Month Yield
August 19, 2022	Equity	2.6451%
September 2, 2022	T-Bill	2.8657%
November 17, 2022	Equity	4.1974%
March 29, 2023	T-Bill	4.7239%
April 5, 2023	Equity	4.8174%

During the fiscal year, the top three sectors for contribution to performance were Industrials at 2.25%, Consumer Staples at 0.49%, and Communication Services at -5.40%. The three sectors with the lowest contribution to performance were Financials at -13.78%, Energy at -24.03%, and Real Estate at -9.29%. Sector performance numbers reflect their total return during the period.

Pacer Trendpilot® 100 ETF

The Pacer Trendpilot® 100 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer NASDAQ-100 Trendpilot™ Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Nasdaq-100 Index, (ii) 50% to the Nasdaq-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Nasdaq-100 Total Return Index and its 200-business day historical simple moving average.

The Nasdaq-100 Total Return Index is a total return version of the Nasdaq-100 Index and reflects the reinvestment of dividends paid by the securities in the Nasdaq-100 Index. The Nasdaq-100 Index includes approximately 100 of the largest non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Nasdaq-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The Nasdaq-100 Index was developed by Nasdaq OMX. There is no minimum market capitalization requirement for inclusion in the Nasdaq-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

The Fund

The Fund had a NAV total return of 6.47%. The Index had a total return of 7.09%. The NASDAQ-100 Index had a total return of 3.99%.

The Fund had the following exposure changes during the fiscal year. Summary details of these changes are presented in the following table. During this time (5/13/2022 – 2/7/2023), the U.S. Treasury 3-Month Yield rose significantly, from 0.9425% to 4.6441%, due to high levels of inflation.

PTNQ EXPOSURE CHANGES
Dates	Resulting Exposure	U.S. Treasury 3-Month Yield
May 13, 2022	50/50	0.9425%
February 7, 2023	Equities	4.6441%

During the fiscal year, the top three sectors for contribution to performance were Information Technology at 13.29%, Health Care at 22.70%, and Communication Services at 5.00%. The three sectors with the lowest contribution to performance were Consumer Discretionary at -3.46%, Utilities at -0.11%, and Real Estate at -0.27%. Sector performance numbers reflect their total return during the period.

Pacer Trendpilot® European Index ETF

The Pacer Trendpilot® European Index ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot European Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

Pacer Funds

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

The Fund

The Fund had a NAV total return of 19.43%. The Index had a total return of 21.03%. The FTSE Eurozone Index (USD) had a total return of 17.03%.

The Fund had the following exposure changes during the fiscal year. Summary details of these changes are presented in the following table.

PTEU EXPOSURE CHANGES
Dates	Resulting Exposure	U.S. Treasury 3-Month Yield
November 17, 2022	Equities	4.1974%

During the fiscal year, the top three sectors for contribution to performance were Industrials at 32.00%, Consumer Discretionary at 26.98%, and Financials at 16.97%. The three sectors with the lowest contribution to performance were Telecommunication Services at -11.74%, Real Estate at -3.47%, and Energy at 8.97%. Sector performance numbers reflect their total return during the period.

Pacer Trendpilot® International ETF

The Pacer Trendpilot® International ETF is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot International Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P Developed Ex-U.S. LargeCap Index is based on the total return version of the S&P Developed Ex-U.S. LargeCap Local Currency Index and reflects the reinvestment of dividends paid by the securities in the S&P Developed Ex-U.S. LargeCap Index. The Index is expected to be predominantly invested in the components of the S&P Developed Ex-U.S. LargeCap Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.

The S&P Developed Ex-U.S. LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States. The S&P Developed Ex-U.S. LargeCap Index is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.

The Fund

The Fund had a NAV total return of 10.75%. The Index had a total return of 11.61%. The S&P Developed Ex-US Large Cap Index had a total return of 6.87%.

The Fund had the following exposure changes during the fiscal year. Summary details of these changes are presented in the following table.

PTIN EXPOSURE CHANGES
Dates	Resulting Exposure	U.S. Treasury 3-Month Yield
November 15, 2022	Equities	4.1207%

During the fiscal year, the top three sectors for contribution to performance were Industrials at 22.35%, Consumer Discretionary at 23.58%, and Financials at -0.38%. The three sectors with the lowest contribution to performance were Real Estate at 0.49%, Telecommunication Services at 1.10%, and Energy at 2.85%. Sector performance numbers reflect their total return during the period.

Pacer Funds

Pacer Trendpilot® US Bond ETF

The Pacer Trendpilot US Bond ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot US Bond Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx® USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the “Risk Ratio,” described below.

The iBoxx USD Liquid High Yield Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years. The Index uses a “Risk Ratio” to signal a change in the position of the Index. The Risk Ratio is calculated by dividing the value of the iBoxx USD Liquid High Yield Index by the value of the iBoxx USD Treasuries 7-10 Year Index.

The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective by the close of business on the sixth business day after the indicator for the change is triggered. The Index will be in a new position effective on the seventh business day.

The Fund

The Fund had a NAV total return of -7.30%. The Index had a total return of -6.40%. The iBoxx USD Liquid High Yield Index had a total return of 1.50%.

PTBD had six exposure changes initiated on May 19, 2022, May 31, 2022, June 7, 2022, June 27, 2022, August 18, 2022, and March 20, 2023. Two of these exposure changes resulted in exposure to 100% High Yield Bonds. 10-Year yields at the time were 2.9736% and 2.8822%. PTBD had three exposure changes to T-Bills. 10- Yields during those changes were 2.8441%, 3.1997%, and 3.4847% PTBD saw one exposure to 50/50 at a 10-Year Yield of 2.8370%.

The Fund had the following exposure changes during the fiscal year. Summary details of these changes are presented in the following table.

PTBD EXPOSURE CHANGES
Dates	Resulting Exposure	U.S. Treasury 10-Year Yield
May 19, 2022	50/50	2.8370%
May 31, 2022	T-Bill	2.8441%
June 7, 2022	High Yield	2.9736%
June 27, 2022	T-Bill	3.1997%
August 18, 2022	High Yield	2.8822%
March 20, 2023	T-Bill	3.4847%

Between treasuries and corporates, treasuries had the stronger contribution to return, with -0.47% as opposed to the high yield sector which contributed -5.97 over the year. Within high yield corporates, the Real Estate sector had the strongest contribution, at -0.02%, followed by Utilities and Consumer Staples at -0.04 and -0.09 respectively. The worst performing sectors were Communication Services at -0.65%, Consumer Discretionary at -0.61%, and Energy at -0.26%.

Pacer Trendpilot® Fund of Funds ETF

The Pacer Trendpilot Fund of Funds ETF is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot Fund of Funds Index (the “Index” or the “Fund of Funds Index”).

The Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Equity Component” specified in the table below, (ii) 50% to the applicable Equity Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance

Pacer Funds

of the Equity Component and its 200- business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Equity Component is based on the total return version of such Equity Component and reflects the reinvestment of dividends paid by the securities in such Equity Component.

Weight	Trendpilot ETF	Trendpilot Index	Equity Universe
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot US Large Cap Index S	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot International Index	S&P Developed Ex-U.S. LargeCap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot US Bond Index	iBoxx USD Liquid High Yield Index

The Fund

The Fund had a NAV total return of 1.71%. The Index had a return of 2.17%. The S&P Global 1200 Index had a total return of 3.82%.

The Fund’s top two contributors to its return were Pacer Trendpilot International ETF at 11.38% and the Pacer Trendpilot 100 ETF at 6.27%. During the fiscal year, the top three sectors for contribution to performance of the Pacer Trendpilot International ETF were Industrials at 22.35%, Consumer Discretionary at 23.58%, and Financials at -0.38%.

The Fund’s bottom two contributors to its return were Pacer Trendpilot US Bond ETF at -6.59% and the Pacer Trendpilot US Mid Cap ETF at -5.78%. The Fund’s bottom three contributors to the return of the Pacer Trendpilot US Mid Cap ETF were Financials at -13.78%, Energy at -24.03%, and Real Estate at -9.29%. Performance numbers reflect their total return during the period.

The Pacer Cash Cows Index® ETF Series

The Pacer Cash Cows ETFs aim to provide capital appreciation over time by screening broad based indexes to identify quality companies with high free cash flow yield. The period referenced in this section for all Cash Cows Funds is for the fiscal year end of April 30, 2023.

Pacer US Cash Cows 100 ETF

The Pacer US Cash Cows 100 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows 100 Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the Russell 1000 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index. The Russell 1000 Total Return Index is a total return version of the Russell 1000 Index that reflects the reinvestment of dividends paid by the securities in the Russell 1000 Index.

The Fund

The Fund had a NAV total return of -0.38%. The Index had a total return of 0.01%. The Russell 1000 Value Index had a total return of 1.21%. The Russell 1000 Index had a total return of 1.82%.

During the fiscal year, the top three sectors for contribution to performance were Industrials at 23.97%, Energy at 10.14%, and Health Care at 5.13%. The three sectors with the lowest contribution to performance were Communication Services at -17.89%, Utilities at -13.29%, and Information Technology at -12.40%. Sector performance numbers reflect their total return during the period.

Pacer US Small Cap Cash Cows 100 ETF

The Pacer US Small Cap Cash Cows 100 ETF (the “Fund”) seeks to track the total performance, before fees and expenses, of the Pacer US Small Cap Cash Cows 100 Index (the “Index”).

Pacer Funds

The Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the S&P Small Cap 600 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600 Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

The Fund

The Fund had a NAV total return of -1.46%. The Index had a total return of -0.88%. The S&P Small Cap 600 Value Index had a total return of -2.97%. The S&P Small Cap 600 Index had a total return of -3.84%.

During the fiscal year, the top three sectors for contribution to performance were Real Estate at 15.14%, Industrials at 10.47%, and Consumer Discretionary at 9.89%. The three sectors with the lowest contribution to performance were Health Care at -26.80%, Materials at -14.12%, and Consumer Staples at -5.40%. Sector performance numbers reflect their total return during the period.

Pacer Global Cash Cows Dividend ETF

The Pacer Global Cash Cows Dividend ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer Global Cash Cows Dividend Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets. The FTSE Developed Large-Cap Total Return Index is a total return version of the FTSE Developed Large-Cap Index and reflects the reinvestment of dividends paid by the securities in the FTSE Developed Large-Cap Index.

The Fund

The Fund had a NAV total return of 8.50%. The Index had a total return of 8.92%. The MSCI World Value Index had a total return of 1.84%. The FTSE Developed Large-Cap Index had a total return of 4.54%.

During the fiscal year, the top three sectors for contribution to performance were Real Estate at 50.32%, Energy at 24.98%, and Health Care at 24.74%. The three sectors with the lowest contribution to performance were Utilities at -0.81%, Materials at 1.68%, and Industrials at -3.53%. Sector performance numbers reflect their total return during the period.

During the fiscal year, the top three countries for contribution to performance were Germany at 21.72%, Switzerland at 20.95%, and France at 19.58%. The three countries with the lowest contribution to performance were Israel at -18.07%, Netherlands at -8.32%, and Hong Kong at -7.13%. Country performance numbers reflect their total return during the period.

Pacer Developed Markets International Cash Cows 100 ETF

The Pacer Developed Markets International Cash Cows 100 ETF (the “Fund”) seeks to track the total performance, before fees and expenses, of the Pacer Developed Markets International Cash Cows 100 Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies

Pacer Funds

with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers over 99% of the world’s investable market capitalization.

The Fund

The Fund had a NAV total return of 5.26%. The Index had a total return of 5.44%. The MSCI EAFE Value Index had a total return of 8.38%. The FTSE Developed ex-US Index had a total return of 5.87%.

During the fiscal year, the top three sectors for contribution to performance were Consumer Discretionary at 25.78%, Consumer Staples at 20.49%, and Utilities at 18.79%. The three sectors with the lowest contribution to performance were Materials at -4.08%, Industrials at 3.37%, and Energy at 7.39%. Sector performance numbers reflect their total return during the period.

During the fiscal year, the top three countries for contribution to performance were Spain at 38.65%, Switzerland at 29.67%, and Italy at 28.88%. The three countries with the lowest contribution to performance were Norway at -14.22%, South Korea at -14.05%, and Denmark at -9.97%. Country performance numbers reflect their total return during the period.

Pacer Emerging Markets Cash Cows 100 ETF

The Pacer Emerging Markets Cash Cows 100 ETF is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Emerging Markets Cash Cows 100 Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial index universe is derived from the component companies of the FTSE Emerging Markets Index. The Fund defines emerging markets countries as those countries included in the FTSE Emerging Markets Index. As of April 2023, the Index had significant exposure to companies in Hong Kong, Brazil, Taiwan, and South Africa. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), companies with a market capitalization of less than $2 billion, and companies whose average daily trading value (“ADTV”) for the prior 90 days does not exceed $5 million are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield (the “Top 100 Companies”) are included in the Index, subject to the exceptions described below. At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve-month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. Additionally, the Index is limited to a maximum of twenty companies from any individual country and any sector. As of April 2023, the Index had significant exposure to companies in the materials, energy and industrials sectors . If the Top 100 Companies include more than 20 companies from an individual country or sector (the “Exposure Limit”), the Index will exclude the companies with the lowest free cash flow yield from each country and/or sector needed to meet the Exposure Limit and will include companies outside the Top 100 Companies based on their free cash flow yield until the Index includes 100 companies and satisfies the Exposure Limit. As of April 30, 2023, the companies included in the Index had a market capitalization of $625 million to $93.5 billion . The Index is reconstituted and rebalanced semi-annually as of the close of business on the 3rd Friday of June and December based on data as of the 1st Friday of the applicable rebalance month.

The Fund

The Fund had a NAV total return of -6.43%. The Index had a total return of -4.14%. The MSCI Emerging Markets Value Index had a total return of -3.64%. The FTSE Emerging Market Index had a total return of -6.09%.

During the fiscal year, the top three sectors for contribution to performance were Energy at 15.99%, Utilities at 9.38%, and Consumer Staples at 4.00%. The three sectors with the lowest contribution to performance were Health Care at -28.65%, Materials at -15.47%, and Consumer Discretionary at -14.27%. Sector performance numbers reflect their total return during the period.

Pacer Funds

During the fiscal year, the top three countries for contribution to performance were Turkey at 45.49%, Mexico at 45.38%, and Colombia at 14.81%. The three countries with the lowest contribution to performance were Malaysia at -62.30%, Czech Republic at -31.57%, and Chile at -31.44%. Country performance numbers reflect their total return during the period.

Pacer US Large Cap Cash Cows Growth Leaders ETF

The Pacer US Large Cap Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer US Large Cap Cash Cows Growth Leaders Index (the “Index”).

The Index uses a rules-based methodology that seeks to provide exposure to large capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.” The initial Index universe is typically derived from the component companies of the Russell 1000 Index® . The initial universe of companies is typically screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will typically remain in the Index universe. A company’s projected free cash flows and earnings are typically determined by the Index Provider. Companies with negative average projected free cash flows or earnings are typically removed from the Index universe. Additionally, companies in the financial or real estate sectors are typically excluded from the Index universe.

The Fund

The Fund’s inception occurred during the fiscal year on 12/21/2022. Since inception, it had a NAV total return of -1.30%. The Index had a total return of -1.15%. The Russell 1000 Growth Index had a total return of 13.28%. The Russell 1000 Index had a total return of 7.75%.

Since inception, the top three sectors for contribution to performance were Consumer Discretionary at 15.18%, Communication Services at 9.36%, and Information Technology at 4.78%. The three sectors with the lowest contribution to performance were Energy at -10.09%, Health Care at -2.77%, and Materials at -1.57%. Sector performance numbers reflect their total return during the period.

Pacer US Cash Cows Growth ETF

The Pacer US Cash Cows Growth ETF is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows Growth Index (the “Index”).

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial Index universe is derived from the component companies of the S&P 900® Pure Growth Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow yield are included in the Index. As of April 2023, the Index had significant exposure to companies in the information technology, consumer discretionary and health care. At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their current market capitalization, and weightings are capped at 5% of the weight of the Index for any individual company. Weight above the 5% limitation is redistributed among the other Index constituents in proportion to their weights. As of April 30, 2023, the Index had a market capitalization range of $3.78 billion to $55.48 billion. The Index is reconstituted and rebalanced quarterly as of the close of business on the 3nd Friday of March, June, September, and December based on data as of the 2nd Friday of the applicable rebalance month.

The Fund

The Fund had a NAV total return of -0.07%. The Index had a total return of -0.09%. The S&P 900 Pure Growth Index had a total return of -1.63%.

During the fiscal year, the top three sectors for contribution to performance were Industrials at 19.87%, Health Care at 14.31%, and Consumer Discretionary 9.09%. The three sectors with the lowest contribution to performance were Communication Services at -30.94%, Information Technology at -19.43%, and Utilities at -6.92%. Sector performance numbers reflect their total return during the period.

Pacer Funds

Pacer Cash Cows Fund of Funds ETF

The Pacer Cash Cows Fund of Funds ETF is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Cash Cows Fund of Funds Index (the “Index” or the “Fund of Funds Index”).

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 Index	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

The Fund

The Fund had a NAV total return of 2.81%. The Index had a total return of 2.70%. The FTSE All-World Developed Index had a total return of 3.06%.

The Fund’s top contributor to its return was Pacer Global Cash Cows Dividend ETF at 8.50%. The Fund’s bottom contributor to its return was Pacer US Small Cap Cash Cows 100 ETF at -1.46%.

The Fund’s top two contributors to its return were Pacer Global Cash Cows Dividend ETF at 9.08% and the Pacer Developed Markets International Cash Cows 100 ETF at 6.38. During the fiscal year the top three sectors for contribution to performance for the Pacer Global Cash Cows Dividend ETF were Health Care at 24.74%, Energy at 24.98%, and Consumer Discretionary at 12.41%.

The Fund’s bottom two contributors to its return were the Pacer US Small Cap Cash Cows 100 ETF at -1.45% and the Pacer US Cash Cows 100 ETF at -0.43%. The three sectors with the lowest contribution to performance of the Pacer US Small Cap Cash Cows 100 ETF were Health Care at -26.80%, Materials at -14.12%, and Consumer Staples at -5.40%. Sector performance numbers reflect their total return during the period.

The Pacer Custom ETF Series

The Pacer Custom ETFs are strategy-driven, rules-based and are each designed to offer a specific investment focus. The period referenced in this section for all custom funds is for the fiscal year end of April 30, 2023.

Pacer WealthShield ETF

The Pacer WealthShield ETF (the “Fund”) seeks to track the total performance, before fees and expenses, of the Pacer WealthShield Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds.

The Fund

The Fund had a NAV total return of -8.09%. The Index had a total return of -7.76%. The S&P 500 Index had a total return of 2.66%.

Throughout the fiscal year, the Fund went “risk on” for the months April 2022, May 2022, September 2022, November 2022, December 2022, January 2023, February 2023, and March 2023. The Fund went “risk off” for the months of June 2022, July 2022, and August 2023. The Fund finished the fiscal year in April 2023, “risk on”.

Pacer Funds

Pacer Industrial Real Estate ETF

The Pacer Industrial Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index (the “Index”).

The Index is generally composed of the equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derive at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares that are part of the GPR 250 Index are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.

The Fund

The Fund had a NAV total return of -12.56%. The Solactive GPR Industrial Real Estate Index had a total return of -11.98%. The FTSE NAREIT All Equity REITS Total Return Index had a total return of -16.10%.

The Fund’s top three contributors to its return were SEGRO plc at 18.05%, Mapletree Logistics Trust at 24.78%, and AB Sagax Class B at 32.81%. The Fund’s bottom three contributors to its return were Rexford Industrial Realty, Inc. at -26.81%, Industrial Logistics Properties Trust at -87.12%, and Prologis, Inc. at -19.68%. Performance numbers reflect their total return during the period.

Pacer Data & Infrastructure Real Estate ETF

The Pacer Data & Infrastructure Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index (the “Index”).

The Index is generally composed of equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $500 million and average daily traded volume of at least 10,000 shares that are part of the GPR 250 Index and the GPR Pure Infrastructure Index are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.

The Fund

The Fund had a NAV total return of -19.11%. The Solactive GPR Data & Infrastructure Real Estate Index had a total return of -19.19%. The FTSE NAREIT All Equity REITS Total Return Index had a total return of -16.10%.

The Fund’s top three contributors to its return were Infrastrutture Wireless Italiane S.p.A. at 33.60%, Vantage Towers AG at 33.92%, and Keppel DC REIT at 12.98%. The Fund’s bottom three contributors to its return were Crown Castle Inc. at -30.74%, Uniti Group Inc. at -69.49%, and GDS Holdings Ltd. Sponsored ADR Class A at -70.69%. Performance numbers reflect their total return during the period.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

The Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index (the “Index”).

The Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market. The S&P 500 EWI includes stocks covering all 11 Global Industry Classification Standard (“GICS®”) sectors, six of which are eligible for inclusion in the Index.

The Fund

The Fund had a NAV total return of 5.95%. The Index had a total return of 6.59%. The S&P 500 Index had a total return of 2.66%.

Between 4/30/2022 and 10/31/2022, the Fund’s returns were influenced by Health Care, which contributed -1.12%, and Consumer Staples, which contributed -0.71% to the overall return.

Pacer Funds

From 11/1/2022 to 4/28/2023, the Fund experienced notable contributions to its return from three sectors. Consumer Discretionary led with 14.16%, followed by Information Technology with 11.16%, and Industrials with 6.70%. Conversely, the bottom three contributors to the Fund’s return were Materials at 5.36%, Industrials at 6.70%, and Information Technology at 11.16%. These performance figures represent the total return during the specified period.

These results can be attributed to the China re-opening trade, as investors anticipate increased Chinese spending on luxury goods, an area where European consumer discretionary stocks excel. Additionally, the performance may be influenced by domestic spending, as energy prices did not reach the heights previously feared during the Ukraine conflict.

Pacer CSOP FTSE China A50 ETF

The Pacer CSOP FTSE China A50 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to provide investment results that, before fees and expenses, track the performance for the FTSE China A50 Net Total Return Index (the “Index.”)

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is comprised of A-Shares issued by the 50 largest companies in the China A-Shares market. The Index is a net total return index, which means that the performance of the Index assumes that dividends paid by the Index constituents, net of any withholding taxes, are reinvested in additional shares of such Index constituents. The Index is a free float-adjusted market capitalization-weighted index compiled and published by FTSE International Limited (“FTSE” or the “Index Provider”), which is not affiliated with the Fund, Pacer Advisors, Inc. (the “Adviser”), CSOP Asset Management Limited (the “Sub-Adviser”), or the Fund’s distributor. The Index is a real-time, tradable index comprising the largest 50 China A-Share companies by full market capitalization of the FTSE China AAll Cap Free Index. The Index is a subset of the FTSE China AAll Cap Free Index, FTSE’s most comprehensive benchmark for the Chinese A-Share market. It is denominated and quoted in Chinese Yuan (“CNY”) and comprised of stocks listed on the Shanghai Stock and Shenzhen Stock Exchange main markets, the Shenzhen SME Board and/or the Shenzhen ChiNext Board. The Index Provider determines the composition of the Index and relative weightings of the Index constituents based on the Index’s methodology and publishes information regarding the market value of the Index.

The Fund

The Fund had a NAV total return of -5.68%. The FTSE China A50 Index had a total return of -4.86%.

During the fiscal year, the top three sectors for contribution to performance were Consumer Discretionary at 15.92%, Information Technology at 14.62%, and Industrials at 6.98%. The three sectors with the lowest contribution to performance were Consumer Staples at -10.06%, Financials at -8.81%, and Health Care at 17.95%. Sector performance numbers reflect their total return during the period.

The Pacer Factor ETF Series

The Pacer Factor ETFs invest in equities based on certain shared characteristics (factors) and seeks to outperform the market over time. Three of these funds, the Pacer Lunt funds, have the ability to rotate their factor exposures on a monthly basis based on certain signals in an effort to realize greater returns than the overall market. The period referenced in this section for all factor funds is for the fiscal year end of April 30, 2023.

Pacer BioThreat Strategy ETF

The Pacer BioThreat Strategy ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.

The Index is based on a proprietary methodology developed by LifeSci Index Partners, LLC, the Fund’s Index Provider (the “Index Provider”), which is not affiliated with the Fund, its distributor, or Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index is generally composed of U.S.-listed stocks of companies whose products or services help protect against, endure, or recover from biological threats to human health. Companies helping to protect against such threats include those that conduct research to identify or anticipate such threats and those developing or producing the tools necessary to detect them. Companies helping to endure biological threats include those offering goods or services to help individuals, organizations, businesses, and governments adapt to requirements for social distancing or remote connectivity. Such companies may reflect a variety of industries, ranging from the provision of consumer staples that may be stockpiled in an emergency to critical healthcare supplies to basic energy resources. Companies helping to recover from a biological threat include those that support the treatment of diseases or responses to chemical or biological attacks. The Index selects companies based on a proprietary, multi-step research process. First, the Index Provider conducts fundamental research to identify the most important current and emerging biological threats to human health. Such threats may include pandemic diseases, biological warfare, food and water safety, environmental

Pacer Funds

safety, and natural disasters. Next, the Index Provider utilizes publicly available information such as financial reports and screens, corporate websites, news reports, and interviews with key opinion leaders to identify publicly traded companies which protect against and prepare for recovering from these threats. These companies have products, technologies, and services that seek to: ● research or combat pandemic diseases such as the novel coronavirus (COVID-19), Zika, H1N1, Ebola, avian flu, and MERS; ● combat agents of biological or chemical warfare such as anthrax, sarin gas, variola virus, and brucellosis; ● detect the presence of biological or chemical threats; ● enable social distancing and increased productivity for working and shopping at home; ● secure national borders and ports and strengthen homeland security; ● aid in stockpiling of products in times of natural disasters and disease outbreaks, such as canned foods, power sources, consumer first aid kits, anti-microbial agents, gas masks, and sterilization supplies and services; and ● test and improve food and water safety and purity. Finally, the Index Provider only includes those companies with a minimum market capitalization of $1 billion and a minimum average daily value traded for the last six moths of at least $2 million. Index components are weighted based on their market capitalization, subject to a maximum weight of 4.9% at the time of rebalance. The Index is reconstituted (i.e., components are added or removed and weights are reset based on the Index methodology) on the third Friday of each January and rebalanced (i.e., weights are reset based on the Index methodology, but no components are added or removed) semi-annually as of the close of business on the third Friday of each January and July. The weights are fixed as of closing prices on the second Friday in each January and July. As of April 29, 2023, the Index was made up of 50 companies and included significant allocations to companies in the health care and industrial sectors.

The Fund

The Fund had a NAV total return of 4.13%. The Index had a total return of 4.79%. The S&P 500 Index had a total return of 2.66%.

During the fiscal year, the top three sectors for contribution to performance were Communication Services at 73.32%, Information Technology at 25.13%, and Health Care at 1.68%. The three sectors with the lowest contribution to performance were Industrials at -11.22%, Consumer Staples at -1.12%, and Materials at 0.05%. Sector performance numbers reflect their total return during the period.

Pacer Lunt Large Cap Alternator ETF

The Pacer Lunt Large Cap Alternator ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.

The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”). The Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P 500 is a free-float weighted index that measures the performance of the large-cap segment of the U.S. equity market. The S&P500 includes approximately 500 leading companies and captures approximately 80% of the U.S. market capitalization. Accordingly, each Sub-Index is composed of large-capitalization equity 4 securities. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P 500 Index and the Sub-Indices. The S&P 500 Low Volatility Index is composed of the 100 securities comprising the S&P 500 Index that have exhibited the lowest realized volatility over the prior 12 months. Each stock comprising the S&P 500 Low Volatility Index is weighted by the inverse of its volatility with the least volatile stocks receiving the highest weights. Volatility is a statistical measurement of the magnitude of price fluctuations in a stock’s price over time. The S&P 500 High Beta Index is composed of the 100 securities comprising the S&P 500 Index that have exhibited the highest sensitivity to market movements, or “beta,” over the prior 12 months. The weight of each stock in the S&P 500 High Beta Index is proportionate to its beta, rather than to its market capitalization. Beta is a measure of relative risk and is the rate of change of a security’s price. The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which Sub-Index is likely to exhibit better price performance than the other Sub-Index. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. Each Sub-Index’s “Risk-Adjusted Score” is calculated using the Sub-Index’s standard deviation of returns over the prior 12 months. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers the Sub-Index with the higher Risk-Adjusted Score to have the higher relative strength. The Index is composed of the securities comprising the Sub-Index demonstrating the greater relative strength. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Index comprising the Index at such time.

The Fund

The Fund had a NAV total return of -14.49%. The Index had a total return of -13.98%. The S&P 500 Index had a total return of 2.66%.

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During the fiscal year, the top three sectors for contribution to performance were Utilities at 10.43%, Energy at 32.41%, and Health Care at -7.02%. The three sectors with the lowest contribution to performance were Information Technology at -21.63%, Financials at -41.28%, and Consumer Discretionary at -10.72%. Sector performance numbers reflect their total return during the period.

Pacer Lunt Midcap Multi-Factor Alternator ETF

The Pacer Lunt Midcap Multi-Factor Alternator ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.

The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”). The Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility. 9 The Index will include holdings for two of the following eight Sub-Indices: Momentum Quality Value Volatility Highest Quintile S&P MidCap 400 Momentum Index S&P MidCap 400 Quality Index S&P MidCap 400 Enhanced Value Index S&P MidCap 400 Volatility - Highest Quintile Index Lowest Quintile S&P MidCap 400 Momentum - Lowest Quintile Index S&P MidCap 400 Quality - Lowest Quintile Index S&P MidCap 400 Enhanced Value - Lowest Quintile Index S&P MidCap 400 Low Volatility Index Each Sub-Index is composed of the 80 securities (a quintile) comprising the S&P MidCap 400 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P MidCap 400 Index is a market-weighted index and measures the performance of mid-capitalization stocks in the United States. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P MidCap 400 Index and the Sub-Indices. The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which two Sub-Indices are likely to exhibit better price performance than the other Sub-Indices. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers a higher Risk-Adjusted Score to indicate greater relative strength. The Index is composed of the securities comprising the two Sub-Indices demonstrating the greatest relative strength unless such Sub-Indices include both the highest and lowest quintile from the same factor group, in which case only the Sub-Indices with the highest and third-highest Risk-Adjusted Score would be selected. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Indices comprising the Index at such time.

The Fund

The Fund as of April 2023, had a NAV total return of 4.43%. The Index had a total return of 5.23%. The S&P MidCap 400 Index had a total return of 1.33%.

During the fiscal year, the top three sectors for contribution to performance were Consumer Discretionary at 0.66%, Industrials at 20.88%, and Materials at -13.42%. The three sectors with the lowest contribution to performance were Real Estate at -17.91%, Information Technology at 5.31%, and Financials at 2.15%. Sector performance numbers reflect their total return during the period.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

The Pacer Lunt Large Cap Multi-Factor Alternator ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”). The Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility. 14 The Index will include holdings for two of the following eight Sub-Indices: Momentum Quality Value Volatility Highest Quintile S&P 500 Momentum Index S&P 500 Quality Index S&P 500 Enhanced Value Index S&P 500 Volatility - Highest Quintile Index Lowest Quintile S&P 500 Momentum - Lowest Quintile Index S&P 500 Quality - Lowest Quintile Index S&P 500 Enhanced Value - Lowest Quintile Index S&P 500 Low Volatility Index Each Sub-Index is composed of the 100 securities (a quintile) comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P 500 is a free-float weighted index that measures the performance of the large-cap segment of the U.S. equity market. The S&P 500 includes approximately 500 leading companies and captures approximately 80% of the U.S. market capitalization. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P 500 Index and the Sub-Indices. The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which two Sub-Indices are likely to exhibit better price performance than the other Sub-Indices. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. On the

Pacer Funds

final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers a higher Risk-Adjusted Score to indicate greater relative strength. The Index is composed of the securities comprising the two Sub-Indices demonstrating the greatest relative strength unless such Sub-Indices include both the highest and lowest quintile from the same factor group, in which case only the Sub-Indices with the highest and third-highest Risk-Adjusted Score would be selected. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Indices comprising the Index at such time. The Fund’s Investment Strategy Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Fund’s underlying Index or in one or more ETFs that track the performance of all or a portion of such component securities in the same approximate proportion as in the Fund’s underlying Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund

The Fund had a NAV total return of -2.26%. The Index had a total return of -1.59%. The S&P 500 Index had a total return of 2.66%

During the fiscal year, the top three sectors for contribution to performance were Information Technology at 6.05%, Energy at 6.77%, and Health Care at 7.31%. The three sectors with the lowest contribution to performance were Financials at -5.68%, Consumer Staples at -7.21%, and Real Estate at -26.28%. Sector performance numbers reflect their total return during the period.

The Pacer Leaders ETF Series

The Pacer Leaders ETFs are strategy-driven, rules-based and are each designed to offer exposure to leaders in specific themes. The period referenced in this section for all custom funds is for the fiscal year end of April 30, 2023.

Pacer US Export Leaders ETF

The Pacer US Export Leaders ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer US Export Leaders Index (the “Index”).

The Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly. From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions. The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The S&P MidCap 400 measures the performance of mid-capitalization stocks in the United States.

The Fund

The Fund had a NAV total return of 5.06%. The Index had a total return of 5.64%. The S&P 900 Index had a total return of 2.59%.

The Fund’s top three contributors to its return were Health Care at 11.87%, Financials at 19.86%, and Industrials at 14.10%. The Fund’s bottom three contributors to its return were Materials at -9.98%, Consumer Discretionary at 1.15%, and Real Estate at 2.60%. Performance numbers reflect their total return during the period.

Pacer Pacific Asset Floating Rate High Income ETF

Aristotle Capital Management, LLC (the “Sub-Adviser”) seeks to achieve the Fund’s investment objective by selecting a focused portfolio comprised primarily of income-producing adjustable rate securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities. Other adjustable rate securities will typically include collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), and commercial mortgage backed securities (“CMBS”) (collectively, “Adjustable Rate Securities”). The Fund is expected to invest primarily in loans and Adjustable Rate Securities that are rated below investment grade (i.e., high yield securities, sometimes called “junk bonds” or non-investment grade securities)

Pacer Funds

or, if unrated, of comparable quality as determined by the Sub-Adviser. The Fund may invest in U.S.-dollar denominated senior floating rate loans and Adjustable Rate Securities of domestic and foreign issuers. Senior floating rate loans are debt instruments that may have a right to payment that is senior to most other debts of borrowers. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions, which may from time to time prepay their loan obligations in response, for example, to changes in interest rates. Senior loans in which the Fund may invest include secured and unsecured loans. Generally, secured floating rate loans are secured by specific assets of the borrower. An adjustable rate security includes any fixed income security that requires periodic changes in its interest rate based upon changes in a recognized index interest rate or another method of determining prevailing interest rates. The Fund invests in various types of ABS, such as auto loan and student loan ABS. The Fund is actively managed. The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities, including corporate bonds (including floating rate investment grade bonds) and secured or unsecured second lien floating rate loans. Second lien loans generally are second in line behind senior loans in terms of prepayment priority with respect to pledged collateral and therefore have a lower credit quality as compared to senior loans but may produce a higher yield to compensate for the additional risk. The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield security or the price at which the Fund could sell a high yield security, and could adversely affect the daily NAV of Fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objectives. The Fund may invest from time to time more heavily in one or more sectors of the economy than in other sectors.

The Fund

The Fund had a NAV total return of 2.91%. The S&P/LSTA Leveraged Loan Total Return Index had a total return of 3.76%.

The Fund’s top three performers in the fund were the Las Vegas Sands Corp. 3.9% 08-aug-2029 at 10.28% total return, the Eagle Point Credit Co., Inc., at 8.46% total return, and 1011778 B.c. Unlimited Liability Company 4.0% 15-oct-2030 at 7.25% total return.

The Fund’s bottom three contributors to its return were Bausch Health Companies Inc. 8.5% 31-jan-2027 at -37.69% total return, FILLMORE PK CLO LTD 2018 at -12.84% total return, Misys Limited Term Loan 13-jun-2024 at -12.09% total return. The performance numbers reflected are based on the individual securities total return.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

The Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Metaurus Advisors LLC (“Metaurus”), the Fund’s sub-adviser and the Fund’s index provider. All or a portion of the methodologies and algorithms used to calculate the Index are covered by one or more granted or pending U.S. patents owned by Metaurus.

The Index, as designed, has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500 (“S&P Dividend Futures”). The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Dividend Component is designed to give the Fund exposure to approximately 300% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract. As of April 30, 2022, the S&P 500 Component comprised approximately 88% of the Index. S&P Dividend Futures seek to allow investors in these instruments to obtain exposure to the actual dividend value that will be paid by the S&P 500 constituent companies over a period of time. The amount of such futures contracts will generally result in exposure to such dividends that is significantly greater than the amount of dividends that the Fund would normally receive from its direct investment in S&P 500 constituent companies (i.e., approximately 300% of such dividends that the Fund would normally have received). S&P Dividend Futures provide for the future sale by one party and purchase by another party of a specified dividend value of the S&P 500 at a specified future time and at a specified price. S&P Dividend Futures are

Pacer Funds

standardized contracts traded on a recognized exchange. The Fund’s investment in S&P Dividend Futures will generally include the three most current annual S&P Dividend Futures contracts (e.g., in April 2022, the Fund would invest in the 2022, 2023, and 2024 contracts. The Index is typically rebalanced each December, at the end of the trading day on which the current year’s S&P Dividend Futures expire. At each rebalancing date, the current year’s annual S&P Dividend Futures will be replaced by the then closest maturing contract in three years. On each Index rebalancing date, the composition of the Index is expected to change.

The Fund

The Fund had a NAV total return of 2.64%. The Index had a total return of 3.38%. The S&P 500 Index had a total return of 2.66%.

During the fiscal year, the top three sectors for contribution to performance were Information Technology at 9.25%, Health Care at 4.03%, and Energy at 19.22%. The three sectors with the lowest contribution to performance were Consumer Discretionary at -8.27%, Real Estate at -16.55%, and Financials at -1.50%. Sector performance numbers reflect their total return during the period.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

The Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Metaurus Advisors LLC (“Metaurus”), the Fund’s sub-adviser and the Fund’s index provider. All or a portion of the methodologies and algorithms used to calculate the Index are covered by one or more granted or pending U.S. patents owned by Metaurus

The Index, as designed, has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500 (“S&P Dividend Futures”). The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Dividend Component is designed to give the Fund exposure to approximately 400% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract. As of April 30, 2023, the S&P 500 Component comprised approximately 78% of the Index. S&P Dividend Futures seek to allow investors in these instruments to obtain exposure to the actual dividend value that will be paid by the S&P 500 constituent companies over a period of time. The amount of such futures contracts will generally result in exposure to such dividends that is significantly greater than the amount of dividends that the Fund would normally receive from its direct investment in S&P 500 constituent companies (i.e., approximately 400% of such dividends that the Fund would normally have received). S&P Dividend Futures provide for the future sale by one party and purchase by another party of a specified dividend value of the S&P 500 at a specified future time and at a specified price. S&P Dividend Futures are standardized contracts traded on a recognized exchange. The Fund’s investment in S&P Dividend Futures will generally include the three most current annual S&P Dividend Futures contracts (e.g., in April 2022, the Fund would invest in the 2022, 2023, and 2024 contracts. The Index is typically rebalanced each December, at the end of the trading day on which the current year’s S&P Dividend Futures expire. At each rebalancing date, the current year’s annual S&P Dividend Futures will be replaced by the then closest maturing contract in three years. On each Index rebalancing date, the composition of the Index is expected to change.

The Fund

The Fund had a NAV total return of 3.25%. The Index had a total return of 3.70%. The S&P 500 Index had a total return of 2.66%.

During the fiscal year, the top three sectors for contribution to performance were Information Technology at 9.26%, Health Care at 4.17%, and Energy at 19.31%. The three sectors with the lowest contribution to performance were Consumer Discretionary at -8.01%, Real Estate at -16.19%, and Materials at -3.05%. Sector performance numbers reflect their total return during the period.

Pacer Data and Digital Revolution ETF

The Pacer Data and Digital Revolution ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Data Transmission and Communication Revolution Index (the “Index”).

The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index is a rules-based index that consists of globally-listed stocks and depositary receipts of companies that, at the time of being added to the Index, derive at least 50% of their revenues from one of the following activities related to the use, manipulation, transmission, or storage of data (i.e., information that is stored in a digital or electronic format) and the ancillary

Pacer Funds

services that enable these processes (i.e., services that enable companies to use, manipulate, transmit, or store data): electrical equipment and component manufacturing; automatic environmental control or heating and cooling equipment; computer storage device manufacturing; computer systems design services; computer equipment or telephone 3 equipment manufacturing; custom computer programming or record reproducing services; data processing and hosting services; software publishing; semiconductor manufacturing; wireless communications equipment manufacturing; communication and energy wire or wiring device manufacturing or producers of raw materials; cybersecurity systems and data protection services; power and distribution transformer manufacturing; satellite and digital telecommunications; electrical equipment component manufacturing; industrial value manufacturing; commercial machinery manufacturing; instruments used for measuring, displaying, and controlling industrial process variables (e.g., instruments used for testing electricity and glass thermometers for non-medical uses); computer facilities management services; or electrical equipment or wiring supplies wholesalers (collectively, “Data and Digital Revolution”), as determined by the Index Provider.

The Fund

The Fund had a NAV total return since inception on June 8, 2022 of 0.84%. The S&P 1200 Index had a total return of 4.09% since June 8, 2022.

The Fund’s top three contributors to its return were NVIDIA Corporation at 49.75%, Advanced Micro Devices, Inc. at 4.50%, and Broadcom Inc. at 16.69%. The Fund’s bottom three contributors to its return were SentinelOne, Inc. Class A at -51.70%, Teradata Corporation at -6.38%, and Radware Ltd. at -30.30%. Performance numbers reflect their total return during the period.

Pacer Industrials and Logistics ETF

The Pacer Industrials and Logistics ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Global Supply Chain Infrastructure Index (the “Index”).

The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index consists of globally-listed stocks and depositary receipts of industrials and logistics companies, as described below. Companies eligible to be added to the Index are those that derive at least 50% of their revenue from the following activities: (i) transportation, including air, ocean, and rail freight, long and short haul trucking, and other courier services that contribute to the movement of products within global supply chains; (ii) software, including transportation management services, logistics software, and other software services that enable companies to draw insights and maximize supply chain efficiency; (iii) hardware, including robotics, forklifts, and other equipment that is instrumental in the logistics process such as conveyor belt technology in warehouses; or (iv) consulting companies responsible for increasing the efficiency of companies with operations in supply chain and logistics management (collectively, 9“Industrials and Logistics”), as determined by the Index Provider. “Industrials” companies are those companies that are engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment (e.g., capital goods, construction services, machinery, and transportation). “Logistics” companies are those companies involved in the supply chain movements required to move raw materials, intermediate goods, and finished products around the world (e.g., the provision of logistics support, logistics software, rail and air freight, trucking, and marine shipping).

The Fund

The Fund had a NAV total return since inception on June 8, 2022 of 2.90%. The S&P 1200 Index had a total return of 4.09% since June 8, 2022.

The Fund’s top three contributors to its return were ServiceNow, Inc. at -3.91%, SAP SE at 35.37%, and FedEx Corporation at 17.22%. The Fund’s bottom three contributors to its return were Kerry Logistics Network Ltd. at -35.90%, RXO, Inc. at -5.09%, and Sumitomo Warehouse Co., Ltd. at 2.99%. Performance numbers reflect their total return during the period.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus. A copy may be obtained by visiting www.paceretfs.com or calling 1-877-337-0500. Please read the prospectus carefully before investing.

The performance data quoted is historical. Past performance is no guarantee of future results. You cannot invest directly in an index.

An investment in the Funds is subject to investment risk, including the possible loss of principal. Pacer ETF shares may be bought and sold on an exchange through a brokerage account. Brokerage commissions and ETF expenses will reduce investment returns. There can be no assurance that an active trading market for ETF shares will be developed or maintained. The risks associated with these funds are detailed in the prospectus and could include factors such as alternator strategy risk, cash redemption risk, high yield risk, management risk,

Pacer Funds

calculation methodology risk, concentration risk, currency exchange rate risk, emerging markets risk, equity market risk, ETF risks, European investments risk, fixed income risk, foreign sales risk, foreign securities risk, geographic concentration risk, government obligations risk, high portfolio turnover risk, index criteria risk, international operations risk, large and mid-capitalization investing risk, monthly exposure risk, new fund risk, non-diversification risk, other investment companies risk, passive investment risk, real estate companies risk, REIT investment risk, models and data risk, sector risk, sector rotation risk, smaller-capitalization companies risk, style risk, tax risk, tracking risk, trend lag risk, energy infrastructure industry risk, MLP risk, risk of investing in China, risk of investments in A-Shares, A-Shares tax risk, risk of investing through Shanghai-Hong Kong Stock Connect, risk of investing in Issuers listed on the ChiNext Board, authorized participant concentration risk, concentration risk, costs of buying or selling fund shares, emerging markets risk, equity securities risk, financial sector risk, index tracking error risk, international closed market trading risk, large-capitalization securities risk, market risk, non-U.S. currency risk, non-U.S. securities risk, passive investment risk, risk of cash transactions, secondary market trading risk, shares of the fund may trade at prices other than NAV, cybersecurity risk and/or special risks of exchange traded funds.

The Pacer Trendpilot® US Large Cap Index, Pacer Trendpilot® US Mid Cap Index, Pacer US Small Cap Cash Cows Index, Pacer US Export Leaders Index, Pacer WealthShield Index, Pacer Trendpilot® International Index, Pacer US Cash Cows Growth Index, Pacer Trendpilot® US Bond Index, and Pacer Trendpilot® Fund of Funds Index (the “Indices”) are the property of Index Design Group, LLC which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Index Design Group, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Pacer NASDAQ-100 Trendpilot® Index is co-owned by Index Design Group, LLC. and Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”). The NASDAQ-100 is a registered trademark of the Corporations and is licensed for use by Index Design Group, LLC. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and / or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and / or FTSE ratings or underlying data and no party may rely on any FTSE indices, ratings and / or data underlying data contained in this communication. No further distribution of FTSE Data is permitted without FTSE’s express written consent. FTSE does not promote, sponsor or endorse the content of this communication.

The Pacer Trendpilot® US Bond Index (the “Index”) is the property of Index Design Group, LLC which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index. The Index is based in part on the iBoxx $ Liquid High Yield Index and the iBoxx $ Treasuries 7-10 Year Index, which are index products of S&P Dow Jones Indices or its affiliates (collectively, “S&P DJI”), but the Index is not sponsored by S&P DJI. S&P DJI will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Index Design Group, LLC. S&P® and iBoxx® are registered trademarks of S&P DJI, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and / or Russell ratings or underlying data and no party may rely on any Russell Indexes and / or Russell ratings and / or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

The Russell 1000 Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by Index Design Group, LLC (“IDG”). The Pacer US Cash Cows 100 Index is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which the Pacer US Cash Cows 100 Index is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Pacer US Cash Cows 100 Index. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to IDG or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

Pacer Funds

Solactive AG (“Solactive”) is the licensor of the Solactive GPR Data & Infrastructure Real Estate Index (the “Index”). The financial instruments that are based on the Index are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive reserves the right to change the methods of calculation or publication with respect to the Index. Solactive shall not be liable for any damages suffered or incurred as a result of the use (or inability to use) of the Index.

Solactive AG (“Solactive”) is the licensor of the Solactive GPR Industrial Real Estate Index (the “Index”). The financial instruments that are based on the Index are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive reserves the right to change the methods of calculation or publication with respect to the Index. Solactive shall not be liable for any damages suffered or incurred as a result of the use (or inability to use) of the Index.

Pacer Cash Cows Fund of Funds ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Indexes are calculated correctly. Irrespective of its obligations towards the Issuer, Solactive AG has no obligation to point out errors in the Indexes to third parties including but not limited to investors and/or financial intermediaries of the financial instrument. Neither publication of the Index by Solactive AG nor the licensing of the Indexes or Indexes trade mark for the purpose of use in connection with the financial instrument constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this financial instrument.

The Lunt Capital U.S. Large Cap Equity Rotation Index, Lunt Capital U.S. MidCap Multi-Factor Rotation Index, and Lunt Capital U.S. Large Cap Multi-Factor Rotation Index (the “Indices”) are a service mark of Lunt Capital Management, Inc. and have been licensed for use by Pacer Advisors, Inc. The Products are not sponsored, endorsed, sold, or promoted by Lunt Capital Management, Inc. and Lunt Capital Management, Inc. makes no representation regarding the advisability of investing in the Products. The Index is the property of Lunt Capital Management, Inc., which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Lunt Capital Management, Inc. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

CFRA makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally, or in the Product particularly, or the ability of CFRA’s Index to track general market performance. CFRA is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the product may be converted into cash or other redemption mechanics. CFRA has no obligation or liability in connection with the administration, marketing or trading of the Product. CFRA is not an investment advisor. Inclusion of a security within a CFRA Index is not a recommendation by CFRA to buy, sell, or hold any security, nor is it investment advice. CFRA does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the CFRA Index or any data related thereto or any communication with respect thereto, including oral, written, or electronic communications. CFRA shall not be subject to any damages or liability for any errors, omissions, or delays therein. CFRA makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by users, owners of the product, or any other person or entity from the use of the CFRA Index or with respect to any data related thereto.

The LifeSci BioThreat Strategy Index is a trademark of LifeSci Index Partners, LLC (“LSIP”) and has been licensed for use by Pacer Advisors, Inc. The Pacer BioThreat Strategy ETF (CBOE: VIRS) is not sponsored, endorsed, sold or promoted by LifeSci Index Partners, LLC and LSIP makes no representation or warranty regarding the advisability of investing in the Pacer BioThreat ETF.

Pacer Funds

Pacer Advisors, Inc. is the fund advisor. Aristotle Capital Management, LLC serves as investment sub-advisor to the Pacer Pacific Asset Floating Rate High Income Fund. The Fund is the successor to the Pacific Global Senior Loan ETF, a series of Pacific Global ETF Trust, and its investment performance as a result of the reorganization of the Predecessor Fund into the Fund at the close of business on October 22, 2021. In addition, the Pacific Global Senior Loan ETF was the successor to the investment performance of AdvisorShares Pacific Asset Enhanced Floating Rate ETF, a series of AdvisorShares Trust, as a result of the reorganization of the series of AdvisorShares Trust into a series of Pacific Global ETF that occurred on December 27, 2019 (together, the “Predecessor Fund”).

From the Predecessor Fund’s inception to October 22, 2021, the Predecessor Fund invested at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans. After the reorganization, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities. Other than each Fund’s respective 80% policy and the associated risks with investing in adjustable rate securities, the Funds had similar investment objectives, strategies, and policies.

The Value Indices listed below are being included to provide a performance comparison of a value index, which the Adviser believes is a more suitable comparison for the Cash Cows Series based on the investment strategy of the Fund.

Russell 1000 Value Index
S&P SmallCap 600 Value Index
MSCI EAFE Value Index
MSCI World Value Index
MSCI Emerging Markets Value Index

Investment products offered are: Not FDIC Insured ● No Bank Guarantee ● May Lose Value

Trendpilot®, Cash Cows Index® and Strategy Driven ETFs™ are trademarks of Index Design Group, LLC.

Distributor: Pacer Financial, Inc, member FINRA, SIPC, an affiliate of Pacer Advisors, Inc.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2023

Pacer Trendpilot® US Large Cap ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.7%
Banks	3.2%
Capital Goods	5.6%
Commercial & Professional Services	1.3%
Consumer Discretionary Distribution & Retail	5.1%
Consumer Durables & Apparel	0.9%
Consumer Services	2.2%
Consumer Staples Distribution & Retail	2.0%
Energy	4.7%
Equity Real Estate Investment	2.5%
Financial Services	7.6%
Food, Beverage & Tobacco	3.7%
Health Care Equipment & Services	6.1%
Household & Personal Products	1.7%
Insurance	2.2%
Materials	2.6%
Media & Entertainment	7.2%
Pharmaceuticals, Biotechnology & Life Sciences	8.3%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	6.0%
Software & Services	10.7%
Technology Hardware & Equipment	8.9%
Telecommunication Services	1.1%
Transportation	1.6%
Utilities	2.9%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	5.4%
Liabilities in Excess of Other Assets	-5.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Large Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.2%
Banks	6.0%
Capital Goods	15.1%
Commercial & Professional Services	4.1%
Consumer Discretionary Distribution & Retail	3.7%
Consumer Durables & Apparel	5.0%
Consumer Services	4.6%
Consumer Staples Distribution & Retail	2.0%
Energy	3.8%
Equity Real Estate Investment Trusts	7.3%
Financial Services	4.7%
Food, Beverage & Tobacco	1.9%
Health Care Equipment & Services	6.2%
Household & Personal Products	0.5%
Insurance	4.1%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Trendpilot® US Mid Cap ETF (Continued)
Industry(a)	Percentage of Net Assets
Materials	6.5%
Media & Entertainment	1.5%
Pharmaceuticals, Biotechnology & Life Sciences	3.7%
Real Estate Management & Development	0.3%
Semiconductors & Semiconductor Equipment	2.5%
Software & Services	3.0%
Technology Hardware & Equipment	4.2%
Telecommunication Services	0.6%
Transportation	2.6%
Utilities	3.8%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	12.4%
Liabilities in Excess of Other Assets	-12.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Mid Cap Index.

Pacer Trendpilot® 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	3.3%
Capital Goods	1.6%
Commercial & Professional Services	2.1%
Consumer Discretionary Distribution & Retail	8.1%
Consumer Durables & Apparel	0.4%
Consumer Services	2.5%
Consumer Staples Distribution & Retail	2.2%
Energy	0.4%
Financial Services	1.2%
Food, Beverage & Tobacco	3.9%
Health Care Equipment & Services	1.7%
Media & Entertainment	15.6%
Pharmaceuticals, Biotechnology	4.6%
Semiconductors & Semiconductor Equipment	16.0%
Software & Services	19.0%
Technology Hardware & Equipment	14.1%
Telecommunication Services	1.3%
Transportation	0.7%
Utilities	1.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	4.8%
Liabilities in Excess of Other Assets	-4.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Nasdaq-100 Trendpilot® Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Trendpilot® European Index ETF

Country(a)	Percentage of Net Assets
Automobiles & Components	4.6%
Banks	9.0%
Capital Goods	13.4%
Commercial & Professional Services	1.1%
Consumer Discretionary Distribution & Retail	2.0%
Consumer Durables & Apparel	7.4%
Consumer Services	1.1%
Consumer Staples Distribution	1.2%
Energy	4.6%
Equity Real Estate Investment	0.5%
Financial Services	3.3%
Food, Beverage & Tobacco	4.1%
Health Care Equipment & Services	2.5%
Household & Personal Products	2.8%
Insurance	6.0%
Materials	5.5%
Media & Entertainment	1.2%
Pharmaceuticals, Biotechnology & Life Sciences	5.3%
Real Estate Management & Development	0.5%
Semiconductors & Semiconductor Equipment	6.6%
Software & Services	4.0%
Technology Hardware & Equipment	0.4%
Telecommunication Services	3.6%
Transportation	1.6%
Utilities	6.3%
Short-Term Investments	0.3%
Investments Purchased with Proceeds from Securities Lending	14.7%
Liabilities in Excess of Other Assets	-13.6%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Trendpilot® International ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	3.5%
Banks	11.5%
Capital Goods	8.8%
Commercial & Professional Services	1.7%
Consumer Discretionary Distribution & Retail	1.8%
Consumer Durables & Apparel	4.2%
Consumer Services	1.5%
Consumer Staples Distribution & Retail	1.4%
Energy	6.2%
Equity Real Estate Investment	0.4%
Financial Services	3.0%
Food, Beverage & Tobacco	5.9%
Health Care Equipment & Services	1.7%
Household & Personal Products	2.9%
Insurance	4.9%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Trendpilot® International ETF (Continued)
Industry(a)	Percentage of Net Assets
Materials	7.0%
Media & Entertainment	1.0%
Pharmaceuticals, Biotechnology & Life Sciences	10.7%
Real Estate Management & Devel	0.8%
Semiconductors & Semiconductor Equipment	2.8%
Software & Services	3.0%
Technology Hardware & Equipment	1.7%
Telecommunication Services	2.7%
Transportation	2.7%
Utilities	3.0%
Exchange Traded Funds	4.3%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	18.2%
Liabilities in Excess of Other Assets	-17.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® International Index.

Pacer Trendpilot® US Bond ETF

Industry(a)	Percentage of Net Assets
Corporate Bonds	0%*
U.S. Government Notes/Bonds	99.3%
Short-Term Investments	0%*
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Bond Index.

Pacer Trendpilot® Fund of Funds ETF

Industry(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.8%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® Fund of Funds Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer US Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	0.3%
Capital Goods	3.5%
Commercial & Professional Services	0.8%
Consumer Discretionary Distribution & Retail	2.3%
Consumer Durables & Apparel	3.7%
Consumer Services	4.2%
Energy	36.1%
Equity Real Estate Investment	1.0%
Financial Services	0.5%
Food, Beverage & Tobacco	2.1%
Health Care Equipment & Services	7.8%
Household & Personal Products	0.1%
Materials	13.1%
Media & Entertainment	2.5%
Pharmaceuticals, Biotechnology & Life Sciences	10.9%
Real Estate Management & Development	2.1%
Semiconductors & Semiconductor Equipment	0.6%
Software & Services	3.1%
Technology Hardware & Equipment	3.0%
Transportation	2.4%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	8.1%
Liabilities in Excess of Other Assets	-8.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer US Small Cap Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	5.9%
Capital Goods	10.9%
Commercial & Professional Services	3.1%
Consumer Discretionary Distribution & Retail	8.5%
Consumer Durables & Apparel	14.0%
Consumer Services	1.9%
Energy	17.2%
Food, Beverage & Tobacco	1.4%
Health Care Equipment & Services	4.9%
Household & Personal Products	1.1%
Materials	7.7%
Media & Entertainment	2.7%
Pharmaceuticals, Biotechnology & Life Sciences	4.3%
Semiconductors & Semiconductor Equipment	4.3%
Software & Services	3.6%
Technology Hardware & Equipment	2.9%
Transportation	5.5%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer US Small Cap Cash Cows 100 ETF (Continued)
Industry(a)	Percentage of Net Assets
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	30.2%
Liabilities in Excess of Other Assets	-30.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Global Cash Cows Dividend ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	10.1%
Capital Goods	6.7%
Commercial & Professional Services	0.3%
Consumer Discretionary Distribution & Retail	0.7%
Consumer Durables & Apparel	0.1%
Consumer Staples Distribution & Retail	0.9%
Energy	12.0%
Food, Beverage & Tobacco	9.4%
Health Care Equipment & Services	0.3%
Household & Personal Products	2.1%
Materials	16.8%
Media & Entertainment	0.9%
Pharmaceuticals, Biotechnology & Life Sciences	8.7%
Semiconductors & Semiconductor Equipment	0.9%
Software & Services	1.6%
Technology Hardware & Equipment	0.7%
Telecommunication Services	14.6%
Transportation	8.8%
Utilities	3.4%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	8.5%
Liabilities in Excess of Other Assets	-7.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer Developed Markets International Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	9.2%
Capital Goods	8.6%
Commercial & Professional Services	0.5%
Consumer Discretionary Distribution & Retail	3.8%
Consumer Durables & Apparel	2.1%
Consumer Staples Distribution & Retail	2.5%
Energy	20.8%
Food, Beverage & Tobacco	4.5%
Health Care Equipment & Services	0.4%
Materials	15.3%
Media & Entertainment	2.0%
Pharmaceuticals, Biotechnology & Life Sciences	3.8%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Developed Markets International Cash Cows 100 ETF (Continued)
Industry(a)	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	1.5%
Technology Hardware & Equipment	1.7%
Telecommunication Services	6.5%
Transportation	14.9%
Utilities	1.1%
Short-Term Investments	0.3%
Investments Purchased with Proceeds from Securities Lending	6.1%
Liabilities in Excess of Other Assets	-5.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer Emerging Markets Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.6%
Capital Goods	7.0%
Consumer Discretionary Distribution & Retail	0.5%
Consumer Services	0.8%
Consumer Staples Distribution & Retail	0.9%
Energy	21.1%
Food, Beverage & Tobacco	5.3%
Household & Personal Products	0.4%
Materials	19.4%
Media & Entertainment	2.7%
Pharmaceuticals, Biotechnology & Life Sciences	1.0%
Semiconductors & Semiconductor Equipment	6.9%
Technology Hardware & Equipment	5.5%
Telecommunication Services	9.3%
Transportation	12.1%
Utilities	4.0%
Short-Term Investments	0.3%
Investments Purchased with Proceeds from Securities Lending	6.4%
Liabilities in Excess of Other Assets	-5.3%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer US Large Cap Cash Cows Growth Leaders ETF

Industry(a)	Percentage of Net Assets
Commercial & Professional Services	1.2%
Consumer Discretionary Distribution & Retail	1.2%
Consumer Services	8.6%
Energy	8.2%
Financial Services	4.5%
Food, Beverage & Tobacco	2.6%
Health Care Equipment & Services	5.1%
Household & Personal Products	0.2%
Materials	2.0%
Media & Entertainment	2.7%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer US Large Cap Cash Cows Growth Leaders ETF (Continued)
Industry(a)	Percentage of Net Assets
Pharmaceuticals, Biotechnology & Life Sciences	16.3%
Semiconductors & Semiconductor Equipment	14.1%
Software & Services	28.0%
Technology Hardware & Equipment	3.9%
Transportation	1.3%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	-0.1%
Total	100.0%

(a)	The Fund generally classifies a company in a different category than the Pacer US Large Cap Cash Cows Growth Leaders Index.

Pacer US Cash Cows Growth ETF

Industry(a)	Percentage of Net Assets
Capital Goods	2.3%
Consumer Discretionary Distribution & Retail	0.6%
Consumer Services	0.5%
Energy	46.8%
Financial Services	0.8%
Health Care Equipment & Services	2.1%
Materials	13.1%
Media & Entertainment	0.7%
Pharmaceuticals, Biotechnology & Life Sciences	30.1%
Semiconductors & Semiconductor Equipment	0.5%
Transportation	2.4%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	13.3%
Liabilities in Excess of Other Assets	-13.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows Growth Index.

Pacer Cash Cows Fund of Funds ETF

Industry(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.9%
Short-Term Investments	0.1%
Liabilities in Excess of Other Assets	0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Cash Cows Fund of Funds Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer WealthShield ETF

Industry(a)	Percentage of Net Assets
Health Care Equipment & Services	0%*
U.S. Government Notes/Bonds	98.3%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	-0.7%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Industrial Real Estate ETF

Industry(a)	Percentage of Net Assets
Equity Real Estate Investment Trusts	96.3%
Real Estate Management & Development	3.3%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	19.9%
Liabilities in Excess of Other Assets	-19.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Industrial Real Estate Index.

Pacer Data & Infrastructure Real Estate ETF

Industry(a)	Percentage of Net Assets
Equity Real Estate Investment Trusts	66.7%
Media & Entertainment	7.3%
Telecommunication Services	26.0%
Short-Term Investments	0.4%
Investments Purchased with Proceeds from Securities Lending	6.9%
Liabilities in Excess of Other Assets	-7.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Data & Infrastructure Real Estate Index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

Industry(a)	Percentage of Net Assets
Consumer Staples Distribution & Retail	10.5%
Food, Beverage & Tobacco	30.8%
Health Care Equipment & Services	28.6%
Household & Personal Products	8.3%
Pharmaceuticals, Biotechnology & Life Sciences	21.3%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	15.7%
Liabilities in Excess of Other Assets	-15.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer CSOP FTSE China A50 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	4.4%
Banks	19.3%
Capital Goods	8.2%
Consumer Discretionary Distribution & Retail	2.0%
Consumer Durables & Apparel	1.0%
Energy	5.3%
Financial Services	3.3%
Food, Beverage & Tobacco	29.0%
Health Care Equipment & Services	3.8%
Insurance	5.4%
Materials	3.6%
Pharmaceuticals, Biotechnology & Life Sciences	3.1%
Real Estate Management & Development	0.9%
Semiconductors & Semiconductor Equipment	2.8%
Technology Hardware & Equipment	2.5%
Transportation	1.8%
Utilities	3.2%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the FTSE China A50 Net Total Return Index.

Pacer BioThreat Strategy ETF

Industry(a)	Percentage of Net Assets
Capital Goods	2.7%
Commercial & Professional Services	0.6%
Consumer Discretionary Distribution & Retail	14.7%
Consumer Staples Distribution	7.3%
Food, Beverage & Tobacco	1.4%
Health Care Equipment & Services	9.9%
Household & Personal Products	4.8%
Materials	1.8%
Media & Entertainment	5.0%
Pharmaceuticals, Biotechnology & Life Sciences	41.4%
Semiconductors & Semiconductor Equipment	7.9%
Software & Services	1.7%
Technology Hardware & Equipment	0.7%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	22.9%
Liabilities in Excess of Other Assets	-22.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BioShares BioThreat Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Lunt Large Cap Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	3.9%
Banks	0%*
Capital Goods	2.0%
Consumer Discretionary Distribution & Retail	5.0%
Consumer Durables & Apparel	7.0%
Consumer Services	8.0%
Financial Services	9.7%
Health Care Equipment & Services	4.4%
Household & Personal Products	0.9%
Insurance	0.7%
Materials	1.6%
Media & Entertainment	6.4%
Pharmaceuticals, Biotechnology & Life Sciences	2.6%
Semiconductors & Semiconductor Equipment	21.9%
Software & Services	15.7%
Technology Hardware & Equipment	6.7%
Transportation	3.5%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	9.2%
Liabilities in Excess of Other Assets	-9.3%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Equity Rotation Index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.0%
Banks	0.4%
Capital Goods	17.1%
Commercial & Professional Services	3.6%
Consumer Discretionary Distribution & Retail	4.8%
Consumer Durables & Apparel	4.6%
Consumer Services	6.1%
Energy	4.7%
Equity Real Estate Investment	2.2%
Financial Services	3.5%
Food, Beverage & Tobacco	1.6%
Health Care Equipment & Services	11.9%
Household & Personal Products	0.5%
Insurance	4.0%
Materials	5.1%
Media & Entertainment	1.7%
Pharmaceuticals, Biotechnology & Life Sciences	6.9%
Semiconductors & Semiconductor Equipment	5.2%
Software & Services	7.5%
Technology Hardware & Equipment	4.5%
Telecommunication Services	1.0%
Transportation	2.1%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Lunt Midcap Multi-Factor Alternator ETF (Continued)
Industry(a)	Percentage of Net Assets
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	11.0%
Liabilities in Excess of Other Assets	-11.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. MidCap Multi-Factor Rotation Index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.2%
Capital Goods	4.3%
Commercial & Professional Services	3.1%
Consumer Discretionary Distribution & Retail	4.4%
Consumer Durables & Apparel	1.0%
Consumer Services	5.0%
Consumer Staples Distribution & Retail	1.2%
Energy	6.3%
Equity Real Estate Investment	2.0%
Financial Services	10.1%
Food, Beverage & Tobacco	6.2%
Health Care Equipment & Services	3.3%
Household & Personal Products	2.6%
Insurance	0.8%
Materials	2.2%
Media & Entertainment	2.8%
Pharmaceuticals, Biotechnology & Life Sciences	9.5%
Semiconductors & Semiconductor Equipment	10.7%
Software & Services	12.7%
Technology Hardware & Equipment	7.4%
Transportation	1.1%
Utilities	1.0%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	7.7%
Liabilities in Excess of Other Assets	-7.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer US Export Leaders ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.9%
Capital Goods	10.7%
Commercial & Professional Services	1.9%
Consumer Services	3.3%
Energy	6.0%
Equity Real Estate Investment	1.1%
Financial Services	4.1%
Food, Beverage & Tobacco	4.2%
Health Care Equipment & Services	2.3%
Household & Personal Products	1.1%
Materials	10.6%
Media & Entertainment	3.4%
Pharmaceuticals, Biotechnology & Life Sciences	11.1%
Semiconductors & Semiconductor Equipment	18.0%
Software & Services	10.6%
Technology Hardware & Equipment	8.6%
Transportation	1.0%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	14.3%
Liabilities in Excess of Other Assets	-14.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Export Leaders Index.

Pacer Pacific Asset Floating Rate High Income ETF

Industry(a)	Percentage of Net Assets
Advertising	1.2%
Aerospace/Defense	1.9%
Airlines	1.9%
Auto Manufacturers	0.5%
Building Materials	1.9%
Chemicals	0.4%
Coal	0%*
Commercial Services	1.9%
Computers	1.9%
Cosmetics/Personal Care	1.0%
Diversified Financial Services	2.6%
Electronics	0.5%
Entertainment	1.7%
Environmental Control	2.6%
Food	0.5%
Healthcare-Products	1.4%
Healthcare-Services	1.2%
Insurance	1.6%
Leisure Time	3.2%
Lodging	0.9%
Machinery-Diversified	4.9%
Media	2.4%
Oil & Gas	1.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Pacific Asset Floating Rate High Income ETF (Continued)
Industry(a)	Percentage of Net Assets
Packaging & Containers	2.9%
Pharmaceuticals	0.6%
Pipelines	1.8%
Real Estate	0.5%
Retail	6.2%
Semiconductors	0.5%
Software	5.5%
Telecommunications	1.0%
Transportation	1.0%
Asset Backed Securities	36.3%
Exchange Traded Funds	1.2%
Closed End Funds	0%*
Short-Term Investments	5.0%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the S&P LSTA U.S. Leverage Loan 100 Index.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.5%
Banks	2.9%
Capital Goods	4.9%
Commercial & Professional Services	1.2%
Consumer Discretionary Distribution & Retail	4.5%
Consumer Durables & Apparel	0.7%
Consumer Services	2.1%
Consumer Staples Distribution & Retail	1.7%
Energy	4.3%
Equity Real Estate Investment	2.3%
Financial Services	7.0%
Food, Beverage & Tobacco	3.3%
Health Care Equipment & Services	5.6%
Household & Personal Products	1.5%
Insurance	2.0%
Materials	2.4%
Media & Entertainment	6.5%
Pharmaceuticals, Biotechnology & Life Sciences	7.6%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	5.4%
Software & Services	9.9%
Technology Hardware & Equipment	8.0%
Telecommunication Services	1.0%
Transportation	1.4%
Utilities	2.6%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (Continued)
Industry(a)	Percentage of Net Assets
Short-Term Investments	4.5%
Other Assets in Excess of Liabilities	5.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 300.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.4%
Banks	2.7%
Capital Goods	4.8%
Commercial & Professional Services	1.1%
Consumer Discretionary Distribution & Retail	4.4%
Consumer Durables & Apparel	0.8%
Consumer Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Energy	4.0%
Equity Real Estate Investment	2.1%
Financial Services	6.6%
Food, Beverage & Tobacco	3.2%
Health Care Equipment & Services	5.2%
Household & Personal Products	1.4%
Insurance	1.9%
Materials	2.2%
Media & Entertainment	6.1%
Pharmaceuticals, Biotechnology & Life Sciences	7.0%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	5.2%
Software & Services	9.2%
Technology Hardware & Equipment	7.6%
Telecommunication Services	0.9%
Transportation	1.4%
Utilities	2.5%
Short-Term Investments	1.5%
Government Notes/Bonds	11.1%
Other Assets in Excess of Liabilities	2.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 400.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2023

Pacer Data and Digital Revolution ETF

Industry(a)	Percentage of Net Assets
Capital Goods	7.6%
Semiconductors & Semiconductor Equipment	34.3%
Software & Services	32.4%
Technology Hardware & Equipment	25.5%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Data Transmission and Communication Revolution Index.

Pacer Industrials and Logistics ETF

Industry(a)	Percentage of Net Assets
Capital Goods	5.9%
Commercial & Professional Services	0.5%
Energy	0.1%
Pharmaceuticals, Biotechnology & Life Sciences	0.1%
Software & Services	18.7%
Technology Hardware & Equipment	1.3%
Transportation	71.2%
Exchange Traded Funds	1.9%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Supply Chain Infrastructure Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Total Return Index, (ii) 50% to the S&P 500 Total Return Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Large Cap ETF - NAV	4.20%	13.85%	7.44%	6.70%
Pacer Trendpilot® US Large Cap ETF - Market	4.25%	13.84%	7.39%	6.69%
Pacer Trendpilot® US Large Cap Index(3)	4.72%	14.53%	8.07%	7.33%
S&P 500® Index(3)	2.66%	14.52%	11.45%	11.08%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P Midcap 400 Index measures the performance of mid-capitalization stocks in the United States.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Mid Cap ETF - NAV	-5.81%	4.91%	1.74%	3.96%
Pacer Trendpilot® US Mid Cap ETF - Market	-5.79%	4.90%	1.72%	3.95%
Pacer Trendpilot® US Mid Cap Index(3)	-5.34%	5.59%	2.32%	4.59%
S&P MidCap 400 Index(3)	1.33%	16.52%	7.56%	8.01%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Pacer NASDAQ-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Index and its 200-business day historical simple moving average.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® 100 ETF - NAV	6.47%	13.65%	12.50%	10.92%
Pacer Trendpilot® 100 ETF - Market	6.27%	13.54%	12.43%	10.89%
Pacer NASDAQ-100 Trendpilot® Index(3)	7.09%	14.39%	13.10%	11.58%
NASDAQ-100 Index(3)	3.99%	14.66%	15.98%	15.86%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, as supplemented October 18, 2022, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 99% of the investable market capitalization globally.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® European Index ETF - NAV	19.43%	4.57%	-0.71%	1.94%
Pacer Trendpilot® European Index ETF - Market	20.41%	4.88%	-0.59%	2.04%
Pacer Trendpilot® European Index(3)	21.03%	6.18%	0.76%	3.39%
FTSE Eurozone Index(3)	17.03%	15.82%	4.07%	7.55%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® International ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot International Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”).

The S&P Developed Ex-US LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot International ETF - NAV	10.75%	6.00%	3.12%
Pacer Trendpilot International ETF - Market	11.38%	6.08%	3.19%
Pacer Trendpilot International Index	11.61%	6.84%	3.99%
S&P Developed Ex-US Large Cap Index(3)	6.87%	12.40%	6.52%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.68%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Bond ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 22, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot US Bond Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx® USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index

The iBoxx USD Liquid High Yield Index is designed to track the performance of liquid U.S. dollar-denominated high yield bonds, selected to provide a balanced representation of the U.S. dollar high yield corporate bond universe. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot US Bond ETF - NAV	-7.30%	-3.88%	-2.17%
Pacer Trendpilot US Bond ETF - Market	-6.56%	-4.08%	-2.17%
Pacer Trendpilot US Bond Index(3)	-6.40%	-1.71%	-0.27%
iBoxx USD Liquid High Yield Index(3)	1.50%	3.81%	1.19%
S&P U.S. High Yield Corporate Bond IndexTM(3)	1.07%	4.52%	1.77%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, as supplemented January 12, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is October 22, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200 business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component. The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx® USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index

The S&P 1200 Index captures approximately 70% of global market capitalization.

Pacer Trendpilot® Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot Fund of Funds ETF - NAV	1.71%	6.46%	3.37%
Pacer Trendpilot Fund of Funds ETF - Market	1.79%	6.46%	3.37%
Pacer Trendpilot Fund of Funds Index(3)	2.17%	7.62%	4.48%
S&P 1200 Index(3)	3.82%	13.52%	8.98%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, as supplemented January 12, 2023, is 0.77%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the Russell 1000® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer US Cash Cows 100 ETF - NAV	-0.38%	25.38%	12.42%	12.64%
Pacer US Cash Cows 100 ETF - Market	-0.45%	25.33%	12.31%	12.60%
Pacer US Cash Cows 100 Index(3)	0.01%	25.97%	12.89%	13.10%
Russell 1000® Index(3)	1.82%	14.22%	11.07%	11.79%
Russell 1000 Value Index	1.21%	14.38%	7.74%	7.64%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial Index universe is derived from the component companies of the S&P Small Cap 600® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer US Small Cap Cash Cows 100 ETF - NAV	-1.46%	23.12%	8.73%	8.58%
Pacer US Small Cap Cash Cows 100 ETF - Market	-1.46%	22.98%	8.66%	8.53%
Pacer US Small Cap Cash Cows Index(3)	-0.88%	23.85%	9.12%	8.96%
S&P SmallCap 600® Index(3)	-3.84%	15.86%	5.48%	6.76%
S&P Small Cap 600 Value Index	-2.97%	19.06%	5.43%	6.56%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE All-World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE All-World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Global Cash Cows Dividend ETF - NAV	8.50%	16.45%	6.63%	8.47%
Pacer Global Cash Cows Dividend ETF - Market	9.09%	16.77%	6.69%	8.51%
Pacer Global Cash Cows Dividend Index(3)	8.92%	17.47%	7.55%	9.44%
FTSE All-World Developed Large-Cap Index(3)	4.54%	13.45%	8.95%	11.49%
MSCI World Value Index	1.84%	13.41%	5.11%	8.12%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years (if available). Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF - NAV	5.26%	16.29%	3.86%	5.99%
Pacer Developed Markets International Cash Cows 100 ETF - Market	6.44%	16.90%	3.76%	6.10%
Pacer Developed Markets International Cash Cows 100 Index(3)	5.44%	17.28%	4.75%	6.95%
FTSE Developed ex-US Index(3)	5.87%	11.70%	-4.29%	4.84%
MSCI EAFE Value Index	8.38%	13.80%	1.78%	3.23%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Emerging Markets Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Emerging Markets Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the FTSE Emerging Markets Index. The Fund defines emerging markets countries as those countries included in the FTSE Emerging Markets Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), companies with a market capitalization of less than $2 billion, and companies whose average daily trading value (“ADTV”) for the prior 90 days does not exceed $5 million are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield (the “Top 100 Companies”) are included in the Index.

The FTSE Emerging Markets Index is comprised of all the countries that make up the advanced emerging markets and secondary emerging markets within the FTSE Global Equity Index Series.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Emerging Markets Cash Cows 100 ETF - NAV	-6.43%	5.68%	-0.44%
Pacer Emerging Markets Cash Cows 100 ETF - Market	-5.66%	6.73%	-0.19%
Pacer Emerging Markets Cash Cows 100 Index(3)	-4.14%	8.03%	1.65%
FTSE Emerging Markets Index(3)	-6.09%	5.35%	0.75%
MSCI Emerging Markets Value Index	-3.64%	7.24%	-0.26%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Large Cap Cash Cows Growth Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 21, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Large Cap Cash Cows Growth Leaders Index is a rules-based methodology that seeks to provide exposure to large capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.” The initial Index universe is typically derived from the component companies of the Russell 1000 Index®. The initial universe of companies is typically screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will typically remain in the Index universe. A company’s projected free cash flows and earnings are typically determined by the Index Provider. Companies with negative average projected free cash flows or earnings are typically removed from the Index universe. Additionally, companies in the financial or real estate sectors are typically excluded from the Index universe. The remaining companies are typically ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are typically included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.

Cumulative Returns(1)
(For the Periods Ended April 30, 2023)

Since Inception(2)
Pacer US Large Cap Cash Cows Growth Leaders - NAV	-1.30%
Pacer US Large Cap Cash Cows Growth Leaders - Market	-1.36%
Pacer US Large Cap Cash Cows Growth Leaders Index(3)	-1.15%
Russell 1000 Index	7.75%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 19, 2022 is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 21, 2022
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows Growth Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial Index universe is derived from the component companies of the S&P 900® Pure Growth Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow yield are included in the Index.

The S&P 900 Pure Growth Index is composed of companies found in the S&P 400 and S&P 500 Indices, including mid- and large-cap stocks based on growth potential with respect to sales, earnings relative to price, and momentum.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer US Cash Cows Growth ETF - NAV	-0.07%	15.98%	9.90%
Pacer US Cash Cows Growth ETF - Market	0.00%	15.90%	9.89%
Pacer US Cash Cows Growth Index(3)	-0.09%	16.20%	10.06%
S&P 900 Pure Growth Index(3)	-1.63%	11.57%	7.05%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

The FTSE All World Developed Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks from the FTSE Global Equity Index Series.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Cash Cows Fund of Funds ETF - NAV	2.81%	19.86%	9.78%
Pacer Cash Cows Fund of Funds ETF - Market	3.28%	19.89%	9.79%
Pacer Cash Cows Fund of Funds Index(3)	2.70%	20.21%	10.25%
FTSE All World Developed Index(3)	3.06%	12.90%	8.39%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.74%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer WealthShield ETF - NAV	-8.09%	5.52%	2.93%	2.77%
Pacer WealthShield ETF - Market	-8.13%	5.63%	2.88%	2.74%
Pacer WealthShield Index(3)	-7.76%	5.71%	3.16%	3.02%
S&P 500® Index(3)	2.66%	14.52%	11.45%	10.63%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 11, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Industrial Real Estate ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Solactive GPR Industrial Real Estate Index is generally composed of the equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derive at least 85% of their earnings or revenues from self-storage real estate operations (“SelfStorage Companies”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Industrial Real Estate ETF - NAV	-12.56%	12.75%	12.82%
Pacer Industrial Real Estate ETF - Market	-12.70%	12.69%	12.78%
Kelly Industrial Real Estate index / Solactive GPR Industrial Real Estate Index(3)(4)	-11.98%	13.60%	13.69%
FTSE NAREIT All Equity REITS Total Return Index(3)	-16.10%	7.21%	5.86%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses after Fee Waiver as stated in the fee table to the Fund’s prospectus dated August 31, 2022, supplemented November 1, 2022 is 0.55%. The Fund’s investment adviser has agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 14, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(4)

Effective November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Industrial Real Estate Index. Performance shown for periods beginning November 1, 2022 is that of the Solactive GPR Industrial Real Estate Index, and performance shown for periods prior to November 1, 2022 is that of the Kelly Industrial Real Estate Index.

Pacer Data & Infrastructure Real Estate ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Solactive GPR Data & Infrastructure Real Estate ETF is generally composed of equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $500 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Data & Infrastructure Real Estate ETF - NAV	-19.11%	-2.23%	5.71%
Pacer Data & Infrastructure Real Estate ETF - Market	-18.91%	-2.33%	5.66%
Kelly Data Center & Tech Infrastructure Real Estate Index / Solactive GPR Data & Infrastructure Real Estate Index(3)(4)	-19.19%	-1.91%	6.31%
FTSE NAREIT All Equity REITS Total Return Index(3)	-16.10%	7.21%	6.21%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, supplemented November 1, 2022 is 0.55%. The Fund’s investment adviser has agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 15, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(4)

Effective November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Data Center & Tech Infrastructure Real Estate Index. Performance shown for periods beginning November 1, 2022 is that of the Solactive GPR Data & Infrastructure Real Estate Index, and performance shown for periods prior to November 1, 2022 is that of the Kelly Data Center & Tech Infrastructure Real Estate Index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The CFRA-Stovall Equal Weight Seasonal Rotation Index (formerly known as Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index) uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - NAV	5.95%	14.33%	9.61%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - Market	5.95%	14.28%	9.55%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index(3)	6.59%	15.07%	10.55%
S&P 500® Index(3)	2.66%	14.52%	10.56%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CSOP FTSE China A50 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 10, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The FTSE China A50 Net Total Return Index® is comprised of the A-Shares issued by the 50 largest companies in the China A-Shares market. The Index is a free float-adjusted market capitalization-weighted index compiled and published by FTSE International Limited, which is not affiliated with the Fund, Pacer Advisors, Inc, CSOP Asset Management Limited (“CSOP” or “CSOP Sub-Adviser”) or the Fund’s distributor. The Index is a real-time, tradable index comprising of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer CSOP FTSE China A50 ETF - NAV	-5.68%	1.58%	1.43%	3.60%
Pacer CSOP FTSE China A50 ETF - Market	-2.87%	2.91%	1.42%	3.69%
FTSE China A50 Net Total Return Index®(3)	-4.86%	2.22%	2.19%	4.05%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is March 10, 2015. The Fund is the successor to the investment performance of the CSOP FTSE China A50 ETF (the “Predecessor CSOP”) as a result of the reorganization of the Predecessor CSOP Fund into the Fund on January 23, 2020. Accordingly, the performance information shown in the chart and table above for periods prior to January 23, 2020 is that of the Predecessor CSOP Fund’s Shares for the Fund. The Predecessor CSOP Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BioThreat Strategy ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The LifeSci BioThreat Strategy Index is generally composed of U.S.-listed stocks of companies whose products or services help protect against, endure, or recover from biological threats to human health. Companies helping to protect against such threats include those that conduct research to identify or anticipate such threats and those developing or producing the tools necessary to detect them. Companies helping to endure biological threats include those offering goods or services to help individuals, organizations, businesses, and governments adapt to requirements for social distancing or remote 2 connectivity. The Index Provider only includes those companies with a minimum market capitalization of $1 billion and a minimum average daily value traded for the last six moths of at least $2 million.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Since Inception(2)
Pacer BioThreat Strategy ETF - NAV	4.13%	7.43%
Pacer BioThreat Strategy ETF - Market	4.02%	7.37%
LifeSci BioThreat Strategy Index(3)	4.79%	8.19%
S&P 500® Index(3)	2.66%	13.35%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Equity Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Since Inception(2)
Pacer Lunt Large Cap Alternator ETF - NAV	-14.49%	17.95%
Pacer Lunt Large Cap Alternator ETF - Market	-14.45%	17.92%
Lunt Capital U.S. Large Cap Equity Rotation Index(3)	-13.98%	18.93%
S&P 500® Index(3)	2.66%	13.35%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. MidCap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

The S&P MidCap 400 Index is comprised of 400 companies that broadly represent companies with midrange market capitalization between $3.6 billion and $13.1 billion.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Since Inception(2)
Pacer Lunt Midcap Multi-Factor Alternator ETF - NAV	4.43%	13.19%
Pacer Lunt Midcap Multi-Factor Alternator ETF - Market	4.48%	13.18%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index(3)	5.23%	14.24%
S&P MidCap 400® Index(3)	1.33%	15.29%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Since Inception(2)
Pacer Lunt Large Cap Multi-Factor Alternator ETF - NAV	-2.26%	14.74%
Pacer Lunt Large Cap Multi-Factor Alternator ETF - Market	-2.29%	14.73%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index(3)	-1.59%	15.68%
S&P 500® Index(3)	2.66%	13.35%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Export Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Export Leaders Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly.

The S&P 900® combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year	Since Inception(2)
Pacer US Export Leaders ETF - NAV	5.06%	17.54%	10.91%
Pacer US Export Leaders ETF - Market	5.09%	17.23%	10.88%
Pacer US Export Leaders Index(3)	5.64%	17.97%	11.60%
S&P 900 IndexTM(3)	2.59%	14.64%	10.29%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Pacific Asset Floating Rate High Income ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The S&P/LSTA U.S. Leveraged Loan 100 Index is an index designed to reflect the performance of the largest facilities in the leveraged loan market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Three Year(2)	Five Year(2)	Since Inception(2)
Pacer Pacific Asset Floating Rate High Income ETF - NAV	2.91%	4.88%	3.02%	2.96%
Pacer Pacific Asset Floating Rate High Income ETF - Market	2.63%	5.33%	3.00%	2.95%
S&P/LSTA U.S. Leveraged Loan 100 Index(3)	3.76%	5.78%	3.53%	3.55%
S&P 500® Index(3)	2.66%	14.52%	11.45%	10.79%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.61%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is February 18, 2015. The Fund is the successor to the investment performance of the Pacific Global Senior Loan ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 22, 2021. Accordingly, the performance information shown in the chart and table above for periods prior to October 22, 2021 is that of the Predecessor Fund’s Shares for the Fund. The Predecessor Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 300 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 300% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Since Inception
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - NAV	2.64%	-1.51%
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - Market	2.50%	-1.51%
Metaurus US Large Cap Dividend Multiplier Index – Series 300(3)	3.38%	-0.68%
S&P 500® Index(3)	2.66%	-1.22%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.79%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 400 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 400% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annual Returns(1)
(For the Periods Ended April 30, 2023)

	One Year	Since Inception(2)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - NAV	3.25%	-1.07%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - Market	2.95%	-1.06%
Metaurus US Large Cap Dividend Multiplier Index – Series 400(3)	3.70%	-0.41%
S&P 500® Index(3)	2.66%	-1.22%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2022, is 0.79%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Data and Digital Revolution ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Data Transmission and Communication Revolution TR Index will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to a Fund but not to its Index).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Cumulative Returns(1)
(For the Periods Ended April 30, 2023)

Since Inception(2)
Pacer Data and Digital Revolution ETF - NAV	0.84%
Pacer Data and Digital Revolution ETF - Market	1.18%
Pacer Data Transmission and Communication Revolution Index(3)	1.40%
S&P 500® Index(3)	2.84%
S&P 1200 Index	4.09%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 7, 2022 as supplemented June 10, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 8, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Industrials and Logistics ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Supply Chain Infrastructure Total Return Index will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to a Fund but not to its Index).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Cumulative Returns(1)
(For the Periods Ended April 30, 2023)

Since Inception(2)
Pacer Industrials and Logistics ETF - NAV	2.90%
Pacer Industrials and Logistics ETF - Market	3.35%
Pacer Global Supply Chain Infrastructure Index(3)	3.18%
S&P 500® Index(3)	2.84%
S&P 1200 Index	4.09%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 7, 2022 as supplemented June 10, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 8, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Six-Months Ended April 30, 2023

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During Period(a)
Pacer Trendpilot® US Large Cap ETF
Actual	0.60%	$1,000.00	$ 1,036.10	$ 3.03
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Trendpilot® US Mid Cap ETF
Actual	0.60%	$1,000.00	$ 1,010.20	$ 2.99
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer TrendpilotTM 100 ETF
Actual	0.65%	$1,000.00	$ 1,105.00	$ 3.39
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.57	$ 3.26
Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 1,189.80	$ 3.53
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.57	$ 3.26
Pacer Trendpilot International ETF
Actual	0.65%	$1,000.00	$ 1,101.80	$ 3.39
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.57	$ 3.26
Pacer Trendpilot US Bond ETF
Actual	0.60%	$1,000.00	$ 1,038.40	$ 3.03
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Trendpilot Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 1,058.40	$ 0.77
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.05	$ 0.75
Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$ 1,018.20	$ 2.45
Hypothetical(b)	0.49%	$1,000.00	$ 1,022.36	$ 2.46

Pacer Funds

EXPENSE EXAMPLE
For the Six-Months Ended April 30, 2023 (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During Period(a)
Pacer U.S. Small Cap Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$ 996.60	$ 2.92
Hypothetical(b)	0.59%	$1,000.00	$ 1,021.87	$ 2.96
Pacer Global Cash Cows Dividend ETF
Actual	0.60%	$1,000.00	$ 1,203.20	$ 3.28
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Developed Markets International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$ 1,215.10	$ 3.57
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.57	$ 3.26
Pacer Emerging Markets Cash Cows 100 ETF
Actual	0.70%	$1,000.00	$ 1,191.60	$ 3.80
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.32	$ 3.51
Pacer US Cash Cows Growth ETF
Actual	0.60%	$1,000.00	$ 1,009.00	$ 2.99
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Cash Cows Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 1,085.30	$ 0.78
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.05	$ 0.75
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$ 950.00	$ 2.90
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Industrial Real Estate ETF
Actual	0.55%	$1,000.00	$ 1,100.00	$ 3.12
Hypothetical(b)	0.55%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Data & Infrastructure Real Estate ETF
Actual	0.55%	$1,000.00	$ 1,061.20	$ 3.07
Hypothetical(b)	0.55%	$1,000.00	$ 1,021.82	$ 3.01
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Actual	0.60%	$1,000.00	$ 1,082.30	$ 3.10
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer CSOP FTSE China A50 ETF
Actual	0.70%	$1,000.00	$ 1,234.60	$ 3.88
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.32	$ 3.51
Pacer BioThreat Strategy ETF
Actual	0.70%	$1,000.00	$ 1,077.00	$ 3.60
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.32	$ 3.51
Pacer Lunt Large Cap Alternator ETF
Actual	0.60%	$1,000.00	$ 941.80	$ 2.89
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Lunt Midcap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 1,075.60	$ 3.09
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 996.10	$ 2.97
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer US Export Leaders ETF
Actual	0.60%	$1,000.00	$ 1,133.00	$ 3.17
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01

Pacer Funds

EXPENSE EXAMPLE
For the Six-Months Ended April 30, 2023 (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During Period(a)
Pacer Pacific Asset Floating Rate High Income ETF
Actual	0.60%	$1,000.00	$ 1,080.80	$ 3.10
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Metarus US Large Cap Target Dividend 300 ETF
Actual	0.79%	$1,000.00	$ 1,079.50	$ 4.07
Hypothetical(b)	0.79%	$1,000.00	$ 1,020.88	$ 3.96
Pacer Metarus US Large Cap Target Dividend 400 ETF
Actual	0.79%	$1,000.00	$ 1,081.70	$ 4.08
Hypothetical(b)	0.79%	$1,000.00	$ 1,020.88	$ 3.96
Pacer Industrials and Logistics ETF
Actual	0.60%	$1,000.00	$ 1,168.10	$ 3.23
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01
Pacer Data and Digital Revolution ETF
Actual	0.60%	$1,000.00	$ 1,161.10	$ 3.22
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.82	$ 3.01

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 12/21/22(b)	Ending Account Value 04/30/23	Expenses Paid During Period
Pacer U.S. Large Cap Cash Cows Growth Leaders ETF
Actual	0.49%	$1,000.00	$ 987.00	$ 1.73(c)
Hypothetical(a)	0.49%	$1,000.00	$ 1,022.36	$ 2.46(d)

(a)	Assumes 5% return before expenses.
(b)	Inception Date of the Fund.
(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (130) in the most recent period and divided by the number of days in the most recent twelve-month period (365).

(d)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 97.5%

Communication Services — 8.3%
Activision Blizzard, Inc.	41,345	$3,212,920
Alphabet, Inc. - Class A (a)	348,096	37,364,625
Alphabet, Inc. - Class B (a)	304,904	32,996,711
AT&T, Inc.	414,042	7,316,122
Charter Communications, Inc. - Class A (a)(b)	6,230	2,297,001
Comcast Corp. - Class A	245,406	10,152,446
DISH Network Corp. - Class A (a)(b)	14,570	109,421
Electronic Arts, Inc.	15,270	1,943,566
Fox Corp. - Class A	17,535	583,214
Fox Corp. - Class B	8,040	245,542
Live Nation Entertainment, Inc. (a)	8,340	565,285
Match Group, Inc. (a)(b)	16,225	598,702
Meta Platforms, Inc. - Class A (a)	130,715	31,413,429
Netflix, Inc. (a)	25,875	8,536,939
News Corp. - Class A	22,255	391,911
News Corp. - Class B	6,830	121,232
Omnicom Group, Inc.	11,905	1,078,236
Paramount Global - Class B (b)	29,340	684,502
Take-Two Interactive Software, Inc. (a)	9,195	1,142,847
The Interpublic Group of Cos., Inc.	22,555	805,890
T-Mobile US, Inc. (a)	34,715	4,995,488
Verizon Communications, Inc.	243,996	9,474,365
Walt Disney Co. (a)	107,723	11,041,607
Warner Bros Discovery, Inc. (a)	128,410	1,747,660
		168,819,661
Consumer Discretionary — 9.9%
Advance Auto Parts, Inc.	3,465	434,961
Amazon.com, Inc. (a)	521,989	55,043,740
Aptiv PLC	15,725	1,617,474
AutoZone, Inc. (a)	1,138	3,030,847
Bath & Body Works, Inc.	13,215	463,846
Best Buy Co., Inc. (b)	11,605	864,805
Booking Holdings, Inc. (a)	2,310	6,205,376
BorgWarner, Inc.	13,615	655,290
Caesars Entertainment, Inc. (a)	12,460	564,313
CarMax, Inc. (a)(b)	9,195	643,926
Carnival Corp. (a)(b)	58,225	536,252
Chipotle Mexican Grill, Inc. (a)	1,619	3,347,477
Darden Restaurants, Inc. (b)	7,085	1,076,424
Domino’s Pizza, Inc.	2,010	638,115
DR Horton, Inc.	18,235	2,002,568
eBay, Inc.	31,550	1,464,866
Etsy, Inc. (a)(b)	7,285	736,004
Expedia Group, Inc. (a)	8,740	821,210
Ford Motor Co.	229,426	2,725,581
Garmin Ltd.	8,940	877,640

	Shares	Value
Consumer Discretionary — 9.9% (Continued)
General Motors Co.	82,581	$2,728,476
Genuine Parts Co.	8,140	1,370,043
Hasbro, Inc. (b)	7,585	449,184
Hilton Worldwide Holdings, Inc.	15,725	2,264,714
Las Vegas Sands Corp. (a)(b)	19,090	1,218,897
Lennar Corp. - Class A	14,770	1,666,204
LKQ Corp.	14,770	852,672
Lowe’s Cos., Inc.	35,286	7,333,489
Marriott International, Inc.	15,625	2,645,938
McDonald’s Corp.	42,600	12,598,950
MGM Resorts International	18,490	830,571
Mohawk Industries, Inc. (a)	3,065	324,584
Newell Brands, Inc. (b)	21,855	265,538
Nike, Inc. - Class B	73,186	9,274,130
Norwegian Cruise Line Holdings Ltd. (a)(b)	24,465	326,608
NVR, Inc. (a)	200	1,168,000
O’Reilly Automotive, Inc. (a)	3,665	3,361,941
Pool Corp. (b)	2,310	811,549
PulteGroup, Inc.	13,215	887,387
Ralph Lauren Corp. (b)	2,410	276,644
Ross Stores, Inc.	20,145	2,150,076
Royal Caribbean Cruises Ltd. (a)	12,760	834,887
Starbucks Corp.	66,665	7,619,143
Tapestry, Inc. (b)	14,015	571,952
Tesla Motors, Inc. (a)	157,813	25,930,254
The Home Depot, Inc.	59,457	17,869,207
The TJX Cos., Inc.	67,420	5,314,044
Tractor Supply Co. (b)	6,430	1,532,912
Ulta Beauty, Inc. (a)	2,965	1,634,990
VF Corp. (b)	19,190	451,157
Whirlpool Corp. (b)	3,165	441,802
Wynn Resorts Ltd. (a)(b)	5,930	677,680
Yum! Brands, Inc.	16,380	2,302,700
		201,737,038
Consumer Staples — 7.3%
Altria Group, Inc.	104,145	4,947,929
Archer-Daniels-Midland Co.	31,950	2,494,656
Brown-Forman Corp. Class B	10,650	693,208
Bunge Ltd.	8,772	821,059
Campbell Soup Co. (b)	11,705	635,582
Church & Dwight Co., Inc.	14,215	1,380,561
Colgate-Palmolive Co.	48,530	3,872,694
Conagra Brands, Inc. (b)	27,830	1,056,427
Constellation Brands, Inc. - Class A	9,395	2,155,871
Costco Wholesale Corp.	26,116	13,142,094
Dollar General Corp.	13,160	2,914,414
Dollar Tree, Inc. (a)(b)	12,260	1,884,485

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.5% (Continued)

Consumer Staples — 7.3% (Continued)
General Mills, Inc. (b)	34,515	$3,059,064
Hormel Foods Corp. (b)	16,780	678,583
Kellogg Co.	14,870	1,037,480
Keurig Dr Pepper, Inc.	49,385	1,614,890
Kimberly-Clark Corp.	19,545	2,831,875
Lamb Weston Holdings, Inc.	8,340	932,495
McCormick & Co., Inc. (b)	14,570	1,279,975
Molson Coors Brewing Co. - Class B	10,950	651,306
Mondelez International, Inc.	79,325	6,085,814
Monster Beverage Corp. (a)	44,310	2,481,360
PepsiCo, Inc.	80,498	15,366,263
Philip Morris International, Inc.	90,066	9,003,898
Sysco Corp.	29,440	2,259,226
Target Corp. (b)	26,775	4,223,756
The Clorox Co.	7,185	1,189,980
The Coca-Cola Co.	227,481	14,592,906
The Estee Lauder Cos., Inc. - Class A	13,415	3,309,749
The Hershey Co.	8,540	2,331,932
The JM Smucker Co.	6,230	961,974
The Kraft Heinz Co. (b)	46,220	1,815,059
The Kroger Co.	37,880	1,842,104
The Procter & Gamble Co.	138,111	21,597,798
Tyson Foods, Inc. - Class A	16,780	1,048,582
Walgreens Boots Alliance, Inc. (b)	41,712	1,470,348
Walmart, Inc.	81,990	12,378,030
		150,043,427
Energy — 4.7%
APA Corp.	18,690	688,726
Baker Hughes Co.	58,225	1,702,499
Chevron Corp.	103,776	17,494,558
ConocoPhillips	72,395	7,448,722
Coterra Energy, Inc.	45,856	1,173,914
Devon Energy Corp.	37,980	2,029,271
Diamondback Energy, Inc.	10,250	1,457,550
EOG Resources, Inc.	34,160	4,081,095
EQT Corp.	21,300	742,092
Exxon Mobil Corp.	241,640	28,595,678
Halliburton Co.	52,750	1,727,562
Hess Corp.	16,125	2,339,092
Kinder Morgan, Inc. (b)	114,895	1,970,449
Marathon Oil Corp.	36,925	892,108
Marathon Petroleum Corp.	27,230	3,322,060
Occidental Petroleum Corp.	42,200	2,596,566
ONEOK, Inc. (b)	25,975	1,699,025
Phillips 66	27,430	2,715,570
Pioneer Natural Resources Co.	13,815	3,005,453
Schlumberger Ltd.	82,390	4,065,947
Targa Resources Corp.	13,160	993,975

	Shares	Value
Energy — 4.7% (Continued)
The Williams Cos., Inc.	70,785	$2,141,954
Valero Energy Corp.	22,455	2,574,915
		95,458,781
Financials — 13.1%
Aflac, Inc.	32,905	2,298,414
American Express Co.	34,715	5,600,918
American International Group, Inc.	43,155	2,288,941
Ameriprise Financial, Inc.	6,130	1,870,386
Aon PLC	12,005	3,903,786
Arch Capital Group Ltd.	21,500	1,614,005
Arthur J Gallagher & Co.	12,260	2,550,816
Assurant, Inc.	3,065	377,393
Bank of America Corp.	411,475	12,047,988
Berkshire Hathaway, Inc. - Class B (a)	105,709	34,730,692
BlackRock, Inc.	8,740	5,866,288
Brown & Brown, Inc.	13,615	876,670
Capital One Financial Corp.	22,155	2,155,681
Cboe Global Markets, Inc.	6,130	856,361
Chubb Ltd.	24,065	4,850,541
Cincinnati Financial Corp.	9,095	968,072
Citigroup, Inc.	112,485	5,294,669
Citizens Financial Group, Inc.	28,585	884,420
CME Group, Inc.	20,900	3,882,593
Comerica, Inc. (b)	7,585	328,961
Discover Financial Services	15,825	1,637,413
Everest Re Group Ltd.	2,310	873,180
FactSet Research Systems, Inc.	2,210	909,835
Fidelity National Information Services, Inc.	34,415	2,020,849
Fifth Third Bancorp	39,890	1,045,118
First Republic Bank (b)	10,650	37,381
Fiserv, Inc. (a)	36,925	4,509,281
FleetCor Technologies, Inc. (a)	4,320	924,134
Franklin Resources, Inc. (b)	16,480	442,982
Global Payments, Inc.	15,725	1,772,365
Globe Life, Inc.	5,275	572,443
Huntington Bancshares, Inc. (b)	83,836	938,963
Intercontinental Exchange, Inc.	32,405	3,529,877
Invesco Ltd.	26,375	451,804
Jack Henry & Associates, Inc. (b)	4,220	689,295
JPMorgan Chase & Co.	172,295	23,818,061
Key Corp.	54,196	610,247
Lincoln National Corp.	8,940	194,266
Loews Corp.	11,405	656,586
M&T Bank Corp. (b)	10,059	1,265,422
MarketAxess Holdings, Inc.	2,210	703,598
Marsh & McLennan Cos., Inc.	28,785	5,186,769
MasterCard, Inc. - Class A	49,585	18,843,788
MetLife, Inc.	38,280	2,347,712

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.5% (Continued)

Financials — 13.1% (Continued)
Moody’s Corp.	9,095	$2,847,826
Morgan Stanley	76,551	6,887,293
MSCI, Inc.	4,620	2,228,919
Nasdaq, Inc.	19,645	1,087,744
Northern Trust Corp. (b)	12,105	946,127
PayPal Holdings, Inc. (a)	66,265	5,036,140
Principal Financial Group, Inc. (b)	13,215	987,028
Prudential Financial, Inc.	21,400	1,861,800
Raymond James Financial, Inc.	11,205	1,014,389
Regions Financial Corp. (b)	54,296	991,445
S&P Global, Inc.	19,390	7,030,426
State Street Corp.	21,300	1,539,138
Synchrony Financial	26,175	772,424
T Rowe Price Group, Inc. (b)	12,960	1,455,797
The Allstate Corp.	15,425	1,785,598
The Bank of New York Mellon Corp.	42,768	1,821,489
The Charles Schwab Corp.	88,620	4,629,509
The Goldman Sachs Group, Inc.	19,645	6,746,879
The Hartford Financial Services Group, Inc.	18,490	1,312,605
The PNC Financial Services Group, Inc.	23,410	3,049,153
The Progressive Corp.	33,960	4,632,144
The Travelers Cos., Inc.	13,615	2,466,221
Truist Financial Corp.	77,115	2,512,407
US Bancorp	81,429	2,791,386
Visa, Inc. - Class A (b)	95,450	22,214,079
W R Berkley Corp.	11,905	701,443
Wells Fargo & Co.	221,341	8,798,305
Willis Towers Watson PLC	6,330	1,466,028
Zions Bancorp (b)	8,740	243,496
		267,086,202
Health Care — 14.4%
Abbott Laboratories	102,873	11,364,380
AbbVie, Inc.	104,023	15,719,956
Agilent Technologies, Inc.	17,891	2,422,978
Align Technology, Inc. (a)	4,220	1,372,766
AmerisourceBergen Corp.	9,395	1,567,556
Amgen, Inc.	30,995	7,430,741
Baxter International, Inc.	29,240	1,394,163
Becton Dickinson and Co.	16,580	4,382,260
Biogen, Inc. (a)	8,340	2,537,278
Bio-Rad Laboratories, Inc. - Class A (a)	1,255	565,741
Bio-Techne Corp.	9,095	726,509
Boston Scientific Corp. (a)	83,245	4,338,729
Bristol-Myers Squibb Co.	123,526	8,247,831
Cardinal Health, Inc.	15,270	1,253,667

	Shares	Value
Health Care — 14.4% (Continued)
Catalent, Inc. (a)	10,450	$523,754
Centene Corp. (a)	32,905	2,268,142
Charles River Laboratories International, Inc. (a)	2,965	563,706
Cigna Corp.	17,735	4,492,098
CVS Health Corp.	74,867	5,488,500
Danaher Corp.	38,080	9,021,533
DaVita, Inc. (a)	3,165	285,989
DENTSPLY SIRONA, Inc.	12,460	522,448
DexCom, Inc. (a)	22,455	2,724,690
Edwards Lifesciences Corp. (a)	35,870	3,155,843
Elevance Health, Inc.	13,915	6,521,265
Eli Lilly & Co.	46,087	18,244,000
GE HealthCare Technologies, Inc. (a)	21,200	1,724,408
Gilead Sciences, Inc.	72,895	5,992,698
HCA Healthcare, Inc.	12,260	3,522,666
Henry Schein, Inc. (a)(b)	7,885	637,187
Hologic, Inc. (a)	14,470	1,244,565
Humana, Inc.	7,385	3,917,669
IDEXX Laboratories, Inc. (a)	4,775	2,350,064
Illumina, Inc. (a)	9,095	1,869,568
Incyte Corp. (a)	10,750	799,908
Insulet Corp. (a)(b)	4,036	1,283,609
Intuitive Surgical, Inc. (a)	20,545	6,188,565
IQVIA Holdings, Inc. (a)	10,850	2,042,296
Johnson & Johnson	153,476	25,124,021
Laboratory Corp. of American Holdings	5,175	1,173,224
McKesson Corp.	8,240	3,001,338
Medtronic PLC	77,215	7,022,704
Merck & Co., Inc.	148,188	17,111,268
Mettler-Toledo International, Inc. (a)	1,355	2,020,983
Moderna, Inc. (a)	19,190	2,550,159
Molina Healthcare, Inc. (a)	3,365	1,002,400
Organon & Co.	14,770	363,785
PerkinElmer, Inc.	7,285	950,620
Pfizer, Inc.	328,068	12,758,565
Quest Diagnostics, Inc.	6,630	920,310
Regeneron Pharmaceuticals, Inc. (a)	6,230	4,995,152
ResMed, Inc.	8,540	2,057,798
STERIS PLC	5,775	1,088,876
Stryker Corp.	19,545	5,856,659
Teleflex, Inc. (b)	2,665	726,266
The Cooper Cos., Inc.	2,865	1,092,854
Thermo Fisher Scientific, Inc.	22,810	12,657,269
UnitedHealth Group, Inc.	54,604	26,870,082
Universal Health Services, Inc. - Class B	3,729	560,655
Vertex Pharmaceuticals, Inc. (a)	14,870	5,066,655

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.5% (Continued)

Health Care — 14.4% (Continued)
Viatris, Inc.	70,485	$657,625
Waters Corp. (a)	3,465	1,040,747
West Pharmaceutical Services, Inc.	4,320	1,560,557
Zimmer Biomet Holdings, Inc.	12,160	1,683,430
Zoetis, Inc. (b)	27,030	4,751,333
		293,375,061
Industrials — 8.4%
3M Co.	32,141	3,414,017
A O Smith Corp. (b)	7,385	504,322
Alaska Air Group, Inc. (a)	7,385	320,952
Allegion PLC	5,075	560,686
American Airlines Group, Inc. (a)	44,830	611,481
AMETEK, Inc.	13,315	1,836,538
Automatic Data Processing, Inc.	24,065	5,294,300
Broadridge Financial Solutions, Inc. (b)	6,830	993,150
Carrier Global Corp. (b)	48,630	2,033,707
Caterpillar, Inc.	30,195	6,606,666
CH Robinson Worldwide, Inc. (b)	6,830	688,942
Cintas Corp.	4,975	2,267,456
Copart, Inc. (a)	24,920	1,969,926
CoStar Group, Inc. (a)	23,610	1,816,789
CSX Corp.	122,080	3,740,531
Cummins, Inc.	8,140	1,913,226
Deere & Co.	15,925	6,019,968
Delta Air Lines, Inc. (a)	37,225	1,277,190
Dover Corp.	8,140	1,189,742
Eaton Corp. PLC	23,110	3,862,143
Emerson Electric Co.	34,320	2,857,483
Equifax, Inc. (b)	7,085	1,476,372
Expeditors International of Washington, Inc.	9,195	1,046,759
Fastenal Co. (b)	33,264	1,790,934
FedEx Corp.	13,915	3,169,559
Fortive Corp.	20,536	1,295,616
Generac Holdings, Inc. (a)(b)	3,665	374,636
General Dynamics Corp.	13,060	2,851,520
General Electric Co. (b)	63,500	6,284,595
Honeywell International, Inc.	39,035	7,800,754
Howmet Aerospace, Inc.	21,400	947,806
Huntington Ingalls Industries, Inc.	2,310	465,835
IDEX Corp.	4,420	911,934
Illinois Tool Works, Inc.	16,225	3,925,476
Ingersoll Rand, Inc.	23,510	1,340,540
Jacobs Solutions, Inc.	7,385	852,672
JB Hunt Trasport Services, Inc. (b)	4,775	837,010
Johnson Controls International PLC	39,990	2,393,002
L3Harris Technologies, Inc.	11,050	2,156,408

	Shares	Value
Industrials — 8.4% (Continued)
Leidos Holdings, Inc.	7,940	$740,484
Lockheed Martin Corp.	13,215	6,137,707
Masco Corp.	13,160	704,192
Nordson Corp. (b)	3,165	684,621
Norfolk Southern Corp.	13,415	2,723,647
Northrop Grumman Corp.	8,440	3,893,119
Old Dominion Freight Line, Inc. (b)	5,275	1,690,057
Otis Worldwide Corp.	24,165	2,061,275
PACCAR, Inc.	30,351	2,266,916
Parker-Hannifin Corp.	7,485	2,431,727
Paychex, Inc.	18,590	2,042,297
Pentair PLC	9,595	557,278
Quanta Services, Inc. (b)	8,340	1,414,798
Raytheon Technologies Corp.	85,355	8,526,965
Republic Services, Inc.	11,905	1,721,701
Robert Half International, Inc.	6,330	462,090
Rockwell Automation, Inc.	6,730	1,907,349
Rollins, Inc.	13,415	566,784
Snap-On, Inc. (b)	3,065	795,092
Southwest Airlines Co.	34,515	1,045,459
Stanley Black & Decker, Inc. (b)	8,640	745,978
Textron, Inc.	12,105	810,309
The Boeing Co. (a)	33,333	6,892,598
Trane Technologies PLC	13,315	2,474,060
TransDigm Group, Inc.	2,965	2,268,225
Union Pacific Corp.	35,670	6,980,619
United Airlines Holdings, Inc. (a)	18,990	831,762
United Parcel Service, Inc. - Class B	42,400	7,623,944
United Rentals, Inc.	4,020	1,451,662
Verisk Analytics, Inc. (b)	9,095	1,765,430
W.W. Grainger, Inc.	2,610	1,815,438
Waste Management, Inc.	21,655	3,595,813
Westinghouse Air Brake Technologies Corp.	10,550	1,030,419
Xylem, Inc. (b)	10,450	1,085,128
		171,445,586
Information Technology — 25.8%
Accenture PLC - Class A	36,625	10,265,621
Adobe, Inc. (a)	26,746	10,098,220
Advanced Micro Devices, Inc. (a)	93,695	8,373,522
Akamai Technologies, Inc. (a)	9,095	745,517
Amphenol Corp.	34,515	2,604,847
Analog Devices, Inc.	29,940	5,385,607
ANSYS, Inc. (a)	5,075	1,593,144
Apple, Inc.	871,323	147,846,087
Applied Materials, Inc.	49,176	5,558,363
Arista Networks, Inc. (a)	14,370	2,301,499
Autodesk, Inc. (a)	12,560	2,446,562
Broadcom, Inc.	24,380	15,274,070

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.5% (Continued)

Information Technology — 25.8% (Continued)
Cadence Design System, Inc. (a)	15,925	$3,335,491
CDW Corp.	7,885	1,337,217
Ceridian HCM Holding, Inc. (a)	8,940	567,511
Cisco Systems, Inc.	241,935	11,431,429
Cognizant Technology Solutions Corp.	29,840	1,781,746
Corning, Inc.	44,210	1,468,656
DXC Technology Co. (a)	13,315	317,563
Enphase Energy, Inc. (a)(b)	7,885	1,294,717
EPAM Systems, Inc. (a)	3,365	950,411
F5, Inc. (a)	3,465	465,557
Fair Isaac Corp. (a)	1,484	1,080,278
First Solar, Inc. (a)	5,775	1,054,400
Fortinet, Inc. (a)	37,680	2,375,724
Gartner, Inc. (a)	4,620	1,397,365
Gen Digital, Inc.	33,660	594,772
Hewlett Packard Enterprise Co.	74,705	1,069,776
HP, Inc.	51,395	1,526,945
Intel Corp.	239,776	7,447,443
International Business Machines Corp.	52,550	6,642,846
Intuit, Inc.	16,380	7,271,901
Juniper Networks, Inc.	18,890	569,534
Keysight Technologies, Inc. (a)	10,350	1,497,024
KLA Corp.	8,240	3,185,090
Lam Research Corp.	7,949	4,165,912
Microchip Technology, Inc.	31,950	2,332,031
Micron Technology, Inc.	63,100	4,061,116
Microsoft Corp.	436,251	134,042,482
Monolithic Power Systems, Inc.	2,610	1,205,742
Motorola Solutions, Inc.	9,695	2,825,123
NetApp, Inc.	12,660	796,187
NVIDIA Corp.	144,413	40,073,163
NXP Semiconductors NV	15,070	2,467,562
ON Semiconductor Corp. (a)	25,120	1,807,635
Oracle Corp.	89,275	8,456,128
Paycom Software, Inc. (a)	2,765	802,873
PTC, Inc. (a)(b)	6,130	771,093
Qorvo, Inc. (a)	5,830	536,826
QUALCOMM, Inc.	65,110	7,604,848
Roper Technologies, Inc.	6,130	2,787,801
salesforce.com, Inc. (a)	58,918	11,687,564
Seagate Technology Holdings PLC	11,105	652,641
ServiceNow, Inc. (a)	12,105	5,561,279
Skyworks Solutions, Inc.	9,295	984,341
SolarEdge Technologies, Inc. (a)(b)	3,265	932,582
Synopsys, Inc. (a)	8,940	3,319,601
TE Connectivity Ltd.	18,490	2,262,621

	Shares	Value
Information Technology — 25.8% (Continued)
Teledyne Technologies, Inc. (a)	2,665	$1,104,376
Teradyne, Inc. (b)	8,995	821,962
Texas Instruments, Inc.	52,750	8,819,800
Trimble, Inc. (a)	14,270	672,117
Tyler Technologies, Inc. (a)	2,410	913,462
VeriSign, Inc. (a)	5,375	1,192,175
Western Digital Corp. (a)	18,426	634,591
Zebra Technologies Corp. (a)(b)	2,965	854,009
		526,306,098
Materials — 2.6%
Air Products & Chemicals, Inc.	12,860	3,785,470
Albemarle Corp.	6,830	1,266,692
Amcor PLC	86,510	949,015
Avery Dennison Corp.	4,720	823,546
Ball Corp. (b)	18,235	969,737
Celanese Corp.	5,775	613,536
CF Industries Holdings, Inc.	11,405	816,370
Corteva, Inc.	41,545	2,539,230
Dow, Inc.	40,845	2,221,968
DuPont de Nemours, Inc.	26,717	1,862,709
Eastman Chemical Co.	6,985	588,626
Ecolab, Inc.	14,370	2,411,861
FMC Corp.	7,285	900,280
Freeport-McMoRan, Inc.	83,045	3,148,236
International Flavors & Fragrances, Inc. (b)	14,770	1,432,099
International Paper Co.	20,600	682,066
Linde PLC	28,685	10,597,673
LyondellBasell Industries NV	14,770	1,397,390
Martin Marietta Materials, Inc.	3,665	1,331,128
Mosaic Co.	19,745	846,073
Newmont Goldcorp Corp.	46,120	2,186,088
Nucor Corp.	14,870	2,203,437
Packaging Corp. of America (b)	5,375	727,022
PPG Industries, Inc.	13,615	1,909,640
Sealed Air Corp.	8,440	405,036
Steel Dynamics, Inc.	9,695	1,007,795
The Sherwin-Williams Co.	13,715	3,257,861
Vulcan Materials Co.	7,785	1,363,309
Westrock Co.	14,770	442,066
		52,685,959
Real Estate — 0.1%
CBRE Group, Inc. (a)	18,335	1,405,561
Healthpeak Properties, Inc.	31,250	686,563
		2,092,124
Utilities — 2.9%
Alliant Energy Corp.	14,570	803,390
Ameren Corp.	15,070	1,340,777
American Electric Power Co., Inc.	29,840	2,757,813

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.5% (Continued)

Utilities — 2.9% (Continued)
American Water Works Co., Inc.	11,234	$1,665,440
Atmos Energy Corp.	8,140	929,100
CenterPoint Energy, Inc. (b)	36,525	1,112,917
CMS Energy Corp.	16,880	1,050,949
Consolidated Edison, Inc. (b)	20,600	2,028,482
Constellation Energy Corp.	18,990	1,469,826
Dominion Energy, Inc. (b)	48,430	2,767,290
DTE Energy Co.	11,205	1,259,554
Duke Energy Corp.	44,701	4,420,035
Edison International (b)	22,155	1,630,608
Entergy Corp.	11,805	1,269,982
Evergy, Inc. (b)	13,315	826,995
Eversource Energy	20,245	1,571,214
Exelon Corp.	57,725	2,449,849
FirstEnergy Corp. (b)	31,550	1,255,690
NextEra Energy, Inc.	115,486	8,849,692
NiSource, Inc.	23,610	671,941
NRG Energy, Inc. (b)	13,415	458,391
PG&E Corp.	93,495	1,599,699
Pinnacle West Capital Corp. (b)	6,630	520,190
PPL Corp.	42,768	1,228,297
Public Service Enterprise Group, Inc. (b)	28,976	1,831,283
Sempra Energy	18,235	2,835,360
The AES Corp. (b)	38,835	918,836
The Southern Co.	63,200	4,648,360
WEC Energy Group, Inc. (b)	18,335	1,763,277
Xcel Energy, Inc.	31,750	2,219,642
		58,154,879
TOTAL COMMON STOCKS (Cost $1,934,617,851)		1,987,204,816

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Alexandria Real Estate Equities, Inc.	8,640	1,072,915
American Tower Corp.	27,030	5,524,662
AvalonBay Communities, Inc.	8,140	1,468,212
Boston Properties, Inc.	8,240	439,686
Camden Property Trust	6,230	685,611
Crown Castle, Inc.	25,120	3,092,021
Digital Realty Trust, Inc. (b)	16,680	1,653,822
Equinix, Inc.	5,375	3,891,930
Equity Residential	19,745	1,248,871
Essex Property Trust, Inc. (b)	3,720	817,396
Extra Space Storage, Inc. (b)	7,785	1,183,631
Federal Realty Investment Trust	4,220	417,316
Host Hotels & Resorts, Inc.	41,545	671,783
Invitation Homes, Inc. (b)	33,760	1,126,571

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.4% (Continued)
Iron Mountain, Inc. (b)	16,880	$932,451
Kimco Realty Corp.	35,970	690,264
Mid-America Apartment Communities, Inc.	6,730	1,035,074
Prologis, Inc.	53,605	6,714,026
Public Storage	9,195	2,710,962
Realty Income Corp.	36,432	2,289,387
Regency Centers Corp.	8,940	549,184
SBA Communications Corp.	6,230	1,625,345
Simon Property Group, Inc. (b)	18,990	2,151,947
UDR, Inc. (b)	17,735	732,988
Ventas, Inc.	23,210	1,115,240
VICI Properties, Inc.	58,654	1,990,717
Welltower, Inc.	27,430	2,173,005
Weyerhaeuser Co.	42,768	1,279,191
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $52,622,164)		49,284,208

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$2,462,895	2,462,895
TOTAL SHORT-TERM INVESTMENTS (Cost $2,462,895)		2,462,895

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.4%

Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	110,285,458	$110,285,458
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $110,285,458)		110,285,458

Total Investments (Cost $2,099,988,368) — 105.4%		2,149,237,377
Liabilities in Excess of Other Assets — (5.4)%		(109,628,641)
TOTAL NET ASSETS — 100.0%		$2,039,608,736

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $108,892,966 or 5.3% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 91.9%

Communication Services — 2.1%
Cable One, Inc.	874	$662,850
Frontier Communications Parent, Inc. (a)	40,940	922,788
Iridium Communications, Inc.	23,090	1,465,522
J2 Global, Inc. (a)	8,670	634,124
John Wiley & Sons, Inc. - Class A	7,864	303,314
Nexstar Media Group, Inc. (b)	6,886	1,194,377
TEGNA, Inc.	40,940	700,074
The New York Times Co. - Class A	30,252	1,202,517
TripAdvisor, Inc. (a)(b)	19,258	341,444
World Wrestling Entertainment, Inc. - Class A (b)	7,962	853,288
		8,280,298
Consumer Discretionary — 15.5%
Adient PLC (a)	17,544	648,075
Aramark (b)	47,796	1,658,521
Autoliv, Inc. (b)	14,216	1,219,875
AutoNation, Inc. (a)	6,248	822,862
Boyd Gaming Corp. (b)	14,520	1,007,688
Brunswick Corp.	13,310	1,128,555
Capri Holdings Ltd. (a)	23,090	958,235
Carter’s, Inc. (b)	7,058	492,437
Choice Hotels International, Inc.	5,038	642,446
Churchill Downs, Inc.	6,050	1,769,806
Columbia Sportswear Co.	6,450	538,833
Crocs, Inc. (a)	11,292	1,396,482
Dana, Inc.	23,392	345,968
Deckers Outdoor Corp. (a)	4,840	2,320,006
Dick’s Sporting Goods, Inc. (b)	10,990	1,593,660
Five Below, Inc. (a)	10,184	2,009,914
Foot Locker, Inc. (b)	14,520	609,695
Fox Factory Holding Corp. (a)(b)	7,764	860,795
GameStop Corp. (a)(b)	46,384	894,747
Gentex Corp.	43,054	1,187,860
Graham Holdings Co. - Class B	702	404,050
Grand Canyon Education, Inc. (a)	5,646	670,180
H&R Block, Inc.	27,930	947,106
Harley-Davidson, Inc.	24,400	905,240
Helen of Troy Ltd. (a)(b)	4,436	445,108
Hilton Grand Vacations, Inc. (a)	14,620	625,736
KB Home	15,026	658,439
Kohl’s Corp.	20,266	446,460
Lear Corp.	10,798	1,378,473
Leggett & Platt, Inc.	24,400	788,364
Light & Wonder, Inc. (a)	17,244	1,039,641
Lithia Motors, Inc. (b)	4,988	1,101,799
Macy’s, Inc. (b)	49,812	813,928
Marriott Vacations Worldwide Corp.	7,058	949,724

	Shares	Value
Consumer Discretionary — 15.5% (Continued)
Mattel, Inc. (a)	65,038	$1,170,684
Murphy USA, Inc.	3,630	999,085
Nordstrom, Inc. (b)	20,572	318,043
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	10,584	690,606
Papa John’s International, Inc. (b)	5,948	444,851
Penn Entertainment, Inc. (a)(b)	28,534	850,028
Polaris, Inc.	9,982	1,084,544
PVH Corp.	11,592	994,710
RH (a)(b)	3,428	874,586
Service Corp. International	28,232	1,981,604
Skechers U.S.A., Inc. - Class A (a)	24,602	1,308,580
Taylor Morrison Home Corp. (a)(b)	19,864	855,940
Tempur Sealy International, Inc.	31,260	1,171,312
Texas Roadhouse, Inc.	12,220	1,351,776
The Gap, Inc. (b)	38,922	373,651
The Goodyear Tire & Rubber Co. (a)	51,930	554,093
The Wendy’s Co.	31,260	690,846
Thor Industries, Inc.	9,780	772,816
Toll Brothers, Inc.	18,854	1,204,959
TopBuild Corp. (a)	5,848	1,318,607
Topgolf Callaway Brands Corp. (a)	25,412	563,384
Travel + Leisure Co. (b)	14,922	571,065
Under Armour, Inc. - Class A (a)	34,688	307,683
Under Armour, Inc. - Class C (a)	34,786	279,679
Valvoline, Inc.	31,562	1,090,467
Victoria’s Secret & Co. (a)	14,822	459,630
Visteon Corp. (a)	5,142	721,885
Williams-Sonoma, Inc. (b)	12,200	1,476,688
Wingstop, Inc. (b)	5,444	1,089,399
Wyndham Hotels & Resorts, Inc.	16,236	1,107,620
YETI Holdings, Inc. (a)	15,830	624,494
		60,584,023
Consumer Staples — 4.5%
BellRing Brands, Inc. (a)	24,502	881,827
BJ’s Wholesale Club Holdings, Inc. (a)(b)	24,706	1,886,797
Casey’s General Stores, Inc.	6,856	1,568,790
Celsius Holdings, Inc. (a)	7,460	712,952
Coca-Cola Consolidated, Inc.	806	475,105
Coty, Inc. (a)	67,360	799,563
Darling Ingredients, Inc. (a)	29,442	1,753,860
Energizer Holdings, Inc.	12,200	407,846
Flowers Foods, Inc.	35,290	970,828
Grocery Outlet Holding Corp. (a)	16,234	483,449
Ingredion, Inc.	12,102	1,284,869
Lancaster Colony Corp.	3,630	759,106
Performance Food Group Co. (a)	28,638	1,795,316
Pilgrim’s Pride Corp. (a)	8,268	188,593
Post Holdings, Inc. (a)	9,880	894,041

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 91.9% (Continued)

Consumer Staples — 4.5% (Continued)
Sprouts Farmers Market, Inc. (a)	19,460	$674,484
The Boston Beer Co., Inc. - Class A (a)	1,714	544,212
US Foods Holding Corp. (a)	37,612	1,444,301
		17,525,939
Energy — 3.8%
Antero Midstream Corp.	61,512	661,869
Antero Resources Corp. (a)	50,720	1,166,053
ChampionX Corp. (b)	36,502	988,474
Chord Energy Corp. (b)	7,602	1,081,993
CNX Resources Corp. (a)(b)	31,260	485,468
DT Midstream, Inc.	17,746	874,345
Equitrans Midstream Corp.	79,460	409,219
HF Sinclair Corp.	24,706	1,089,782
Matador Resources Co. (b)	20,572	1,008,645
Murphy Oil Corp.	26,820	984,562
NOV, Inc. (b)	72,096	1,207,608
PBF Energy, Inc. - Class A	20,972	731,084
PDC Energy, Inc.	16,942	1,102,077
Range Resources Corp.	44,368	1,173,534
Southwestern Energy Co. (a)	202,686	1,051,940
Valaris Ltd. (a)	11,090	665,400
		14,682,053
Financials — 13.5%
Affiliated Managers Group, Inc.	6,876	992,757
American Financial Group, Inc. (b)	12,802	1,571,189
Associated Banc-Corp.	27,630	492,643
Bank of Hawaii Corp. (b)	7,360	356,445
Bank OZK	20,266	723,901
Brighthouse Financial, Inc.	12,502	552,588
Cadence Bank	33,478	676,925
Cathay General Bancorp	13,310	424,190
CNO Financial Group, Inc.	20,972	470,612
Columbia Banking System, Inc. (b)	38,214	816,251
Commerce Bancshares, Inc.	20,872	1,165,701
Cullen Frost Bankers, Inc.	11,796	1,300,509
East West Bancorp, Inc. (b)	25,916	1,339,598
Essent Group Ltd.	19,762	839,292
Evercore, Inc. - Class A	6,554	747,615
Federated Hermes, Inc.	15,528	642,704
First American Financial Corp.	19,056	1,097,816
First Financial Bankshares, Inc.	23,796	696,271
First Horizon Corp.	98,520	1,729,026
FirstCash Holdings, Inc.	6,856	706,374
FNB Corp. (b)	66,250	760,550
Fulton Financial Corp.	30,756	366,919
Glacier Bancorp, Inc.	20,370	676,895
Hancock Whitney Corp.	15,732	574,533

	Shares	Value
Financials — 13.5% (Continued)
Home BancShares, Inc.	34,788	$757,335
Interactive Brokers Group, Inc. - Class A	18,854	1,467,784
International Bancshares Corp.	9,680	413,046
Janus Henderson Group PLC (b)	24,300	630,585
Jefferies Financial Group, Inc.	33,276	1,065,830
Kemper Corp.	11,696	569,010
Kinsale Capital Group, Inc. (b)	3,962	1,294,425
MGIC Investment Corp.	53,846	800,690
Navient Corp.	18,656	308,570
New York Community Bancorp, Inc. (b)	125,142	1,337,768
Old National Bancorp/IN (b)	53,748	720,761
Old Republic International Corp.	50,620	1,279,167
Pinnacle Financial Partners, Inc.	14,012	759,871
Primerica, Inc.	6,752	1,232,308
Prosperity Bancshares, Inc.	16,738	1,048,134
Reinsurance Group of America, Inc.	12,200	1,736,304
RenaissanceRe Holdings Ltd.	7,986	1,720,264
RLI Corp.	7,390	1,027,579
SEI Investments Co.	18,754	1,104,798
Selective Insurance Group, Inc.	11,090	1,068,300
SLM Corp.	44,166	663,373
SouthState Corp.	13,914	959,788
Stifel Financial Corp.	19,362	1,161,139
Synovus Financial Corp.	26,722	823,038
Texas Capital Bancshares, Inc. (a)	8,872	445,818
The Hanover Insurance Group, Inc.	6,554	783,596
The Western Union Co.	68,570	749,470
UMB Financial Corp.	7,962	506,463
United Bankshares, Inc.	24,706	818,510
Unum Group	34,386	1,451,089
Valley National Bancorp (b)	77,140	723,573
Voya Financial, Inc.	17,716	1,354,920
Webster Financial Corp. (b)	31,966	1,192,332
Wintrust Financial Corp.	11,192	765,197
		52,462,139
Health Care — 9.8%
Acadia Healthcare Co., Inc. (a)	16,740	1,210,135
Amedisys, Inc. (a)	5,948	477,624
Arrowhead Pharmaceuticals, Inc. (a)	19,866	703,455
Azenta, Inc. (a)	12,704	552,497
Bruker Corp. (b)	18,350	1,452,035
Chemed Corp.	2,722	1,500,502
Encompass Health Corp. (b)	18,350	1,177,153
Enovis Corp. (a)(b)	8,772	510,969
Envista Holdings Corp. (a)	29,946	1,152,622
Exelixis, Inc. (a)	59,492	1,088,704
Globus Medical, Inc. - Class A (a)	14,318	832,449

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 91.9% (Continued)

Health Care — 9.8% (Continued)
Haemonetics Corp. (a)	9,276	$776,494
Halozyme Therapeutics, Inc. (a)	24,804	796,953
HealthEquity, Inc. (a)	15,528	829,972
ICU Medical, Inc. (a)	3,680	696,035
Inari Medical, Inc. (a)	8,872	589,278
Integra LifeSciences Holdings Corp. (a)	13,310	736,309
Jazz Pharmaceuticals PLC (a)	11,494	1,614,562
Lantheus Holdings, Inc. (a)	12,604	1,077,012
LivaNova PLC (a)	9,780	468,462
Masimo Corp. (a)	8,872	1,678,050
Medpace Holdings, Inc. (a)(b)	4,638	928,249
Neogen Corp. (a)	39,730	684,151
Neurocrine Biosciences, Inc. (a)	17,746	1,793,056
Omnicell, Inc. (a)	8,164	496,126
Option Care Health, Inc. (a)	30,756	988,805
Patterson Cos., Inc.	15,830	429,151
Penumbra, Inc. (a)	6,954	1,975,770
Perrigo Co. PLC	24,706	918,816
Progyny, Inc. (a)	13,814	459,177
QuidelOrtho Corp. (a)	9,780	879,711
R1 RCM, Inc. (a)(b)	25,210	393,024
Repligen Corp. (a)	9,478	1,437,149
Shockwave Medical, Inc. (a)	6,604	1,916,217
Sotera Health Co. (a)	18,152	304,409
STAAR Surgical Co. (a)(b)	8,872	625,210
Syneos Health, Inc. (a)	18,854	740,208
Tenet Healthcare Corp. (a)(b)	19,866	1,456,575
United Therapeutics Corp. (a)	8,368	1,925,728
		38,272,804
Industrials — 21.8%
Acuity Brands, Inc.	5,848	920,358
Advanced Drainage Systems, Inc.	11,494	985,266
AECOM	25,510	2,118,605
AGCO Corp.	11,394	1,412,172
ASGN, Inc. (a)	9,172	656,623
Avis Budget Group, Inc. (a)(b)	4,534	801,022
Axon Enterprise, Inc. (a)	12,402	2,613,225
Builders FirstSource, Inc. (a)	27,022	2,560,875
CACI International, Inc. (a)	4,292	1,344,769
Carlisle Cos., Inc.	9,478	2,045,826
Chart Industries, Inc. (a)	7,774	1,034,719
Clean Harbors, Inc. (a)	9,182	1,332,859
Concentrix Corp.	7,864	758,955
Crane Co. (a)	8,772	632,198
Crane NXT Co.	8,772	415,442
Curtiss-Wright Corp.	6,994	1,187,791
Donaldson Co., Inc.	22,384	1,422,503

	Shares	Value
Industrials — 21.8% (Continued)
EMCOR Group, Inc.	8,772	$1,500,012
EnerSys	7,458	618,790
Esab Corp.	9,478	553,136
ExlService Holdings, Inc. (a)	6,050	1,079,199
Exponent, Inc.	9,276	853,856
Flowserve Corp.	24,000	801,360
Fluor Corp. (a)(b)	26,114	758,873
Fortune Brands Innovations, Inc.	23,596	1,526,425
FTI Consulting, Inc. (a)	6,292	1,135,706
GATX Corp.	6,452	734,947
Genpact Ltd.	30,954	1,379,001
Graco, Inc.	30,954	2,454,343
GXO Logistics, Inc. (a)	21,782	1,157,278
Hertz Global Holdings, Inc. (a)(b)	29,646	494,495
Hexcel Corp.	15,530	1,119,402
Hubbell, Inc.	9,790	2,636,643
Insperity, Inc. (b)	6,554	802,603
ITT, Inc.	15,224	1,285,515
JetBlue Airways Corp. (a)	59,492	424,773
KBR, Inc.	25,210	1,430,163
Kirby Corp. (a)	10,990	789,522
Knight-Swift Transportation Holdings, Inc. (b)	29,546	1,664,031
Landstar System, Inc. (b)	6,554	1,153,701
Lennox International, Inc.	5,898	1,662,705
Lincoln Electric Holdings, Inc.	10,586	1,776,331
ManpowerGroup, Inc.	9,276	702,286
MasTec, Inc. (a)	10,890	967,141
MDU Resources Group, Inc.	37,310	1,090,198
Mercury Systems, Inc. (a)	10,688	509,497
MSA Safety, Inc. (b)	6,752	876,072
MSC Industrial Direct Co., Inc. - Class A	8,668	786,448
nVent Electric PLC	30,554	1,281,129
Oshkosh Corp.	11,998	918,087
Owens Corning	17,140	1,830,723
Regal Rexnord Corp.	12,100	1,574,936
Ryder System, Inc.	9,276	734,288
Saia, Inc. (a)(b)	4,840	1,441,207
Science Applications International Corp.	9,982	1,018,463
Simpson Manufacturing Co., Inc.	7,784	979,072
Stericycle, Inc. (a)	16,942	773,402
SunPower Corp. (a)(b)	15,628	206,602
Sunrun, Inc. (a)	39,124	823,169
Terex Corp.	12,402	553,005
Tetra Tech, Inc.	9,780	1,353,259
The Brink’s Co.	8,570	538,625
The Middleby Corp. (a)	9,878	1,391,613

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 91.9% (Continued)

Industrials — 21.8% (Continued)
The Timken Co. (b)	12,200	$937,570
The Toro Co.	19,118	1,993,243
Trex Co., Inc. (a)	20,166	1,102,274
UFP Industries, Inc.	11,292	886,648
Univar Solutions, Inc. (a)	29,946	1,063,083
Valmont Industries, Inc.	3,932	1,142,482
Vicor Corp. (a)	4,134	177,638
Watsco, Inc. (b)	6,080	2,105,990
Watts Water Technologies, Inc. - Class A	5,038	814,796
Werner Enterprises, Inc.	10,788	487,294
Woodward, Inc. (b)	10,990	1,055,260
XPO Logistics, Inc. (a)(b)	21,074	931,049
		85,082,567
Information Technology — 10.4%
ACI Worldwide, Inc. (a)	20,670	523,571
Allegro MicroSystems, Inc. (a)	11,998	429,169
Amkor Technology, Inc.	18,452	412,771
Arrow Electronics, Inc. (a)	10,688	1,223,028
Aspen Technology, Inc. (a)	5,344	945,888
Avnet, Inc.	16,738	690,610
Belden, Inc.	7,864	620,391
Blackbaud, Inc. (a)	8,164	566,214
Calix, Inc. (a)	10,486	479,210
Ciena Corp. (a)	27,224	1,253,393
Cirrus Logic, Inc. (a)(b)	10,090	865,621
Cognex Corp.	31,764	1,514,825
Coherent Corp. (b)	25,510	870,911
CommVault Systems, Inc. (a)	8,166	475,833
Dynatrace, Inc. (a)	39,830	1,684,012
Envestnet, Inc. (a)(b)	10,184	645,462
Euronet Worldwide, Inc. (a)	8,670	960,116
IPG Photonics Corp. (a)	5,868	674,703
Jabil, Inc.	24,504	1,914,988
Kyndryl Holdings, Inc. (a)	37,612	543,870
Lattice Semiconductor Corp. (a)	25,036	1,995,369
Littelfuse, Inc.	4,534	1,098,316
Lumentum Holdings, Inc. (a)	12,604	608,143
MACOM Technology Solutions Holdings, Inc. (a)	9,478	552,947
Manhattan Associates, Inc. (a)	11,414	1,891,072
Maximus, Inc.	11,192	936,211
MKS Instruments, Inc.	10,486	879,461
National Instruments Corp.	24,000	1,397,520
NCR Corp.	25,308	564,115
Novanta, Inc. (a)	6,554	1,001,713
Paylocity Holding Corp. (a)	7,562	1,461,659
Power Integrations, Inc.	10,486	763,171

	Shares	Value
Information Technology — 10.4% (Continued)
Qualys, Inc. (a)	6,352	$717,395
Silicon Laboratories, Inc. (a)(b)	5,848	814,626
SiTime Corp. (a)(b)	2,924	317,166
Super Micro Computer, Inc. (a)(b)	8,570	903,535
Synaptics, Inc. (a)	7,260	642,946
SYNNEX Corp.	7,660	682,046
Teradata Corp. (a)	18,654	722,096
Universal Display Corp.	7,962	1,062,609
Vishay Intertechnology, Inc.	23,798	506,659
Vontier Corp.	29,042	787,910
WEX, Inc. (a)	7,962	1,412,061
Wolfspeed, Inc. (a)(b)	22,888	1,065,436
Xerox Holdings Corp.	20,572	322,363
		40,401,131
Materials — 6.4%
Alcoa Corp.	32,470	1,205,936
AptarGroup, Inc.	11,998	1,421,883
Ashland Global Holdings, Inc.	9,172	931,967
Avient Corp.	15,732	605,839
Axalta Coating Systems Ltd. (a)	40,536	1,279,722
Cabot Corp.	10,384	745,156
Cleveland-Cliffs, Inc. (a)(b)	94,688	1,456,301
Commercial Metals Co.	21,476	1,002,714
Eagle Materials, Inc. (b)	6,584	975,815
Greif, Inc. - Class A	4,738	297,499
Ingevity Corp. (a)	6,452	462,866
Louisiana-Pacific Corp.	13,208	789,046
MP Materials Corp. (a)	16,942	367,133
NewMarket Corp.	1,210	483,516
Olin Corp.	22,586	1,251,264
Reliance Steel & Aluminum Co. (b)	10,788	2,673,266
Royal Gold, Inc.	11,988	1,587,691
RPM International, Inc. (b)	23,694	1,943,619
Sensient Technologies Corp.	7,680	571,853
Silgan Holdings, Inc.	15,326	754,959
Sonoco Products Co.	17,950	1,088,129
The Chemours Co.	27,224	791,402
The Scotts Miracle-Gro Co.	7,458	498,269
United States Steel Corp. (b)	41,646	952,860
Westlake Chemical Corp.	6,352	722,731
Worthington Industries, Inc.	5,542	329,139
		25,190,575
Real Estate — 0.3%
Jones Lang LaSalle, Inc. (a)	8,668	1,205,199

Utilities — 3.8%
ALLETE, Inc.	10,486	654,117
Black Hills Corp.	11,998	783,349

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 91.9% (Continued)

Utilities — 3.8% (Continued)
Essential Utilities, Inc.	43,864	$1,872,993
Hawaiian Electric Industries, Inc.	20,064	786,710
IDACORP, Inc.	9,276	1,030,749
National Fuel Gas Co.	16,838	941,244
New Jersey Resources Corp.	17,746	916,404
NorthWestern Corp.	10,586	620,551
OGE Energy Corp.	36,806	1,381,697
ONE Gas, Inc.	9,982	768,115
Ormat Technologies, Inc. (b)	9,682	830,812
PNM Resources, Inc.	15,730	757,085
Portland General Electric Co.	16,434	831,889
Southwest Gas Holdings, Inc.	11,898	666,288
Spire, Inc. (b)	9,680	655,626
UGI Corp. (b)	38,520	1,305,058
		14,802,687
TOTAL COMMON STOCKS (Cost $352,561,680)		358,489,415

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Agree Realty Corp. (b)	16,234	1,103,750
Annaly Capital Management, Inc.	86,014	1,718,560
Apartment Income REIT Corp. (b)	27,324	1,010,441
Brixmor Property Group, Inc. (b)	55,056	1,174,344
Corporate Office Properties Trust (b)	20,670	473,136
Cousins Properties, Inc. (b)	27,832	607,016
CubeSmart (b)	41,242	1,876,099
Douglas Emmett, Inc. (b)	32,268	415,612
EastGroup Properties, Inc. (b)	7,962	1,326,151
EPR Properties (b)	13,816	579,719
First Industrial Realty Trust, Inc.	24,302	1,275,126
Healthcare Realty Trust, Inc. (b)	69,880	1,382,226
Highwoods Properties, Inc. (b)	19,362	443,777
Independence Realty Trust, Inc. (b)	41,144	685,048
Kilroy Realty Corp.	19,362	566,145
Kite Realty Group Trust	40,234	833,648
Lamar Advertising Co. - Class A (b)	16,032	1,694,262
Life Storage, Inc.	15,628	2,100,091
Medical Properties Trust, Inc. (b)	110,014	964,823
National Retail Properties, Inc. (b)	33,274	1,447,419
National Storage Affiliates Trust (b)	15,528	598,604
Omega Healthcare Investors, Inc. (b)	43,056	1,152,178
Park Hotels & Resorts, Inc. (b)	41,342	498,171
Physicians Realty Trust	41,948	604,890
PotlatchDeltic Corp. (b)	14,822	685,221
Rayonier, Inc. (b)	27,022	847,410
Rexford Industrial Realty, Inc.	34,688	1,934,550
Sabra Health Care REIT, Inc.	42,452	483,953
Spirit Realty Capital, Inc. (b)	25,610	984,961

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 8.0% (Continued)
Starwood Property Trust, Inc. (b)	56,874	$1,017,476
The Macerich Co.	39,528	394,885
Vornado Realty Trust (b)	29,546	443,485
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,239,845)		31,323,177

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$308,742	308,742
TOTAL SHORT-TERM INVESTMENTS (Cost $308,742)		308,742

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	48,433,414	48,433,414
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,433,414)		48,433,414

Total Investments (Cost $432,543,681) — 112.4%		438,554,748
Liabilities in Excess of Other Assets — (12.4)%		(48,302,334)
TOTAL NET ASSETS — 100.0%		$390,252,414

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $47,969,269 or 12.3% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 16.9%
Activision Blizzard, Inc.	44,623	$3,467,653
Alphabet, Inc. - Class A (a)	266,778	28,635,951
Alphabet, Inc. - Class C (a)	262,580	28,416,408
Charter Communications, Inc. - Class A (a)(b)	8,684	3,201,791
Comcast Corp. - Class A	239,345	9,901,703
Electronic Arts, Inc.	15,602	1,985,823
Meta Platforms, Inc. - Class A (a)	126,892	30,494,685
Netflix, Inc. (a)	25,339	8,360,096
Sirius XM Holdings, Inc. (b)	221,359	841,164
T-Mobile US, Inc. (a)	69,380	9,983,782
Warner Bros Discovery, Inc. (a)(b)	138,263	1,881,759
		127,170,815
Consumer Discretionary — 14.3%
Airbnb, Inc. - Class A (a)(b)	23,266	2,784,242
Amazon.com, Inc. (a)	450,693	47,525,577
Booking Holdings, Inc. (a)	2,140	5,748,703
eBay, Inc. (b)	30,547	1,418,297
JD.com, Inc. - ADR	26,225	936,757
Lucid Group, Inc. (a)(b)	104,147	826,927
Lululemon Athletica, Inc. (a)	6,963	2,645,453
Marriott International, Inc.	17,530	2,968,530
MercadoLibre, Inc. (a)	2,859	3,652,344
O’Reilly Automotive, Inc. (a)	3,516	3,225,262
PDD Holdings, Inc. - ADR (a)	33,862	2,307,695
Rivian Automotive, Inc. - Class A (a)(b)	52,304	670,537
Ross Stores, Inc.	19,594	2,091,268
Starbucks Corp.	65,392	7,473,652
Tesla Motors, Inc. (a)	139,124	22,859,464
		107,134,708
Consumer Staples — 6.1%
Costco Wholesale Corp.	25,246	12,704,292
Dollar Tree, Inc. (a)(b)	12,584	1,934,287
Keurig Dr Pepper, Inc.	80,023	2,616,752
Mondelez International, Inc.	77,569	5,951,094
Monster Beverage Corp. (a)	59,372	3,324,832
PepsiCo, Inc.	78,562	14,996,700
The Kraft Heinz Co. (b)	69,699	2,737,080
Walgreens Boots Alliance, Inc. (b)	49,074	1,729,858
		45,994,895
Energy — 0.4%
Baker Hughes Co.	57,535	1,682,323
Diamondback Energy, Inc.	10,445	1,485,279
		3,167,602
Financials — 1.2%
Fiserv, Inc. (a)(b)	35,738	4,364,324

	Shares	Value
Financials — 1.2% (Continued)
PayPal Holdings, Inc. (a)	64,371	$4,892,196
		9,256,520
Health Care — 6.3%
Align Technology, Inc. (a)	4,359	1,417,983
Amgen, Inc.	30,381	7,283,541
AstraZeneca PLC - ADR	34,302	2,511,592
Biogen, Inc. (a)	8,220	2,500,771
DexCom, Inc. (a)	21,984	2,667,538
Gilead Sciences, Inc.	70,956	5,833,293
IDEXX Laboratories, Inc. (a)	4,716	2,321,027
Illumina, Inc. (a)	8,990	1,847,984
Intuitive Surgical, Inc. (a)	19,936	6,005,122
Moderna, Inc. (a)	21,980	2,920,922
Regeneron Pharmaceuticals, Inc. (a)	6,116	4,903,748
Seagen, Inc. (a)	10,628	2,125,600
Vertex Pharmaceuticals, Inc. (a)	14,626	4,983,517
		47,322,638
Industrials — 4.4%
Automatic Data Processing, Inc.	23,574	5,186,280
Cintas Corp.	5,781	2,634,806
Copart, Inc. (a)(b)	27,116	2,143,520
CoStar Group, Inc. (a)	23,144	1,780,931
CSX Corp.	117,357	3,595,819
Fastenal Co. (b)	32,486	1,749,046
Honeywell International, Inc.	38,014	7,596,718
Old Dominion Freight Line, Inc. (b)	6,260	2,005,641
PACCAR, Inc.	29,729	2,220,459
Paychex, Inc.	20,509	2,253,119
Verisk Analytics, Inc. (b)	8,801	1,708,362
		32,874,701
Information Technology — 49.1%
Adobe, Inc. (a)	26,046	9,833,928
Advanced Micro Devices, Inc. (a)	91,684	8,193,799
Analog Devices, Inc.	28,780	5,176,946
ANSYS, Inc. (a)	4,955	1,555,474
Apple, Inc.	559,734	94,975,665
Applied Materials, Inc. (b)	48,084	5,434,935
ASML Holding NV	4,998	3,183,026
Atlassian Corp. - Class A (a)(b)	8,540	1,261,016
Autodesk, Inc. (a)	12,276	2,391,242
Broadcom, Inc.	23,822	14,924,483
Cadence Design System, Inc. (a)	15,529	3,252,549
Cisco Systems, Inc.	233,042	11,011,234
Cognizant Technology Solutions Corp.	28,977	1,730,217
Crowdstrike Holdings, Inc. - Class A (a)	12,418	1,490,782
Datadog, Inc. - Class A (a)	16,730	1,127,267
Enphase Energy, Inc. (a)(b)	7,765	1,275,013

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Information Technology — 49.1% (Continued)
Fortinet, Inc. (a)	44,612	$2,812,787
GlobalFoundries, Inc. (a)(b)	31,013	1,823,564
Intel Corp.	235,385	7,311,058
Intuit, Inc.	15,961	7,085,886
KLA Corp.	7,877	3,044,776
Lam Research Corp.	7,677	4,023,362
Marvell Technology, Inc.	48,544	1,916,517
Microchip Technology, Inc.	31,167	2,274,879
Micron Technology, Inc.	62,085	3,995,791
Microsoft Corp.	325,982	100,161,229
Nvidia Corp.	141,048	39,139,410
NXP Semiconductors NV	14,744	2,414,183
Palo Alto Networks, Inc. (a)(b)	17,217	3,141,414
Qualcomm, Inc.	63,441	7,409,909
Synopsys, Inc. (a)	8,664	3,217,116
Texas Instruments, Inc.	51,560	8,620,832
Workday, Inc. - Class A (a)	11,606	2,160,341
Zoom Video Communications, Inc. - Class A (a)(b)	13,976	858,546
Zscaler, Inc. (a)(b)	8,205	739,270
		368,968,445
Utilities — 1.2%
American Electric Power Co., Inc.	29,267	2,704,856
Constellation Energy Corp.	18,612	1,440,569
Exelon Corp.	56,562	2,400,491
Xcel Energy, Inc.	31,285	2,187,135
		8,733,051
TOTAL COMMON STOCKS (Cost $711,446,764)		750,623,376

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$648,146	648,146
TOTAL SHORT-TERM INVESTMENTS (Cost $648,146)		648,146

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	35,841,898	$35,841,898
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,841,898)		35,841,898

Total Investments (Cost $747,936,808) — 104.8%		787,113,420
Liabilities in Excess of Other Assets — (4.8)%		(36,188,592)
TOTAL NET ASSETS — 100.0%		$750,924,828

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $35,491,407 or 4.7% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 97.0%

Austria — 0.7%
Andritz AG	558	$36,184
Erste Group Bank AG	2,622	95,083
OMV AG	1,142	53,909
Raiffeisen Bank International AG (a)	1,038	15,910
Telekom Austria AG	1,094	8,535
Verbund AG	528	47,068
voestalpine AG	924	31,950
		288,639
Belgium — 2.6%
Ackermans & van Haaren NV	180	31,655
Ageas SA NV	1,472	65,513
Anheuser-Busch InBev SA NV (b)	6,999	454,725
D’ieteren Group	180	33,817
Elia Group SA NV	302	41,397
Groupe Bruxelles Lambert NV	802	71,847
KBC Groep NV	2,208	157,610
Lotus Bakeries NV	5	34,490
Proximus SADP	1,122	9,557
Sofina SA	124	28,393
Solvay SA	558	66,928
Titan Cement International SA	315	5,199
UCB SA	972	90,418
Umicore SA	1,642	53,846
Viohalco SA	520	2,845
		1,148,240
Finland — 3.6%
Elisa OYJ	1,152	71,492
Fortum OYJ	3,462	51,614
Huhtamaki OYJ	746	26,831
Kesko OYJ - Class B	2,170	45,204
Kojamo OYJ	1,566	19,447
Kone OYJ - Class B	2,620	149,257
Metso Outotec OYJ	4,856	53,509
Neste OYJ	3,338	161,618
Nokia OYJ - ADR (b)	46,024	192,841
Nordea Bank Abp	27,738	307,174
Orion OYJ - Class B	830	38,980
Sampo OYJ - Class A	3,739	189,356
Stora Enso OYJ - Class R	4,602	58,316
UPM-Kymmene OYJ	4,272	136,042
Valmet OYJ	1,340	45,212
Wartsila OYJ Abp	3,894	45,054
		1,591,947
France — 33.0%
Accor SA (a)	1,472	52,099
Aeroports de Paris (a)	258	40,966

	Shares	Value
France — 33.0% (Continued)
Air Liquide SA	4,150	$746,206
ALD SA (c)	1,087	13,068
Alstom SA	2,424	60,739
Amundi SA (c)	462	30,214
Arkema SA	520	51,351
AXA SA (b)	15,228	496,179
BioMerieux	350	36,600
BNP Paribas SA - ADR	18,104	584,216
Bollore SE	7,920	53,410
Bouygues SA	1,688	61,752
Bureau Veritas SA	2,282	65,730
Capgemini SE	1,284	233,308
Carrefour SA	4,734	98,382
Cie de L’Odet SE	5	8,804
Cie de Saint-Gobain	3,678	212,448
Cie Generale des Etablissements Michelin SCA	5,610	178,218
Credit Agricole SA	9,702	118,495
Danone SA	4,984	329,459
Dassault Aviation SA	190	37,120
Dassault Systemes SE	5,346	216,015
Edenred	1,990	129,199
Eiffage SA	594	70,624
Engie SA (b)	13,314	212,961
EssilorLuxottica SA	2,430	480,366
Eurazeo SE	388	27,640
Getlink SE	2,820	52,701
Hermes International	251	543,973
Ipsen SA	274	33,211
JCDecaux SE (a)	586	12,966
Kering	576	367,934
La Francaise des Jeux SAEM (c)	698	29,796
Legrand SA	2,142	202,276
L’Oreal SA	1,997	952,267
LVMH Moet Hennessy Louis Vuitton SE - ADR (b)	9,958	1,911,836
Neoen SA (c)	495	14,836
Orange SA	15,360	199,989
Pernod Ricard SA	1,671	385,564
Publicis Groupe SA	1,820	148,645
Remy Cointreau SA	198	34,221
Renault SA (a)	1,538	56,994
Rexel SA	1,924	44,521
Safran SA	2,812	436,710
Sanofi - ADR	17,560	942,094
Sartorius Stedim Biotech	190	50,770
Schneider Electric SE	4,292	746,390
SCOR SE	1,198	30,916
SEB SA	246	28,137

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.0% (Continued)

France — 33.0% (Continued)
Societe Generale SA	5,887	$142,874
Sodexo SA	698	74,759
Soitec (a)	198	29,170
Teleperformance	462	92,042
Thales SA	802	122,308
TotalEnergies SE - ADR	18,378	1,174,906
Ubisoft Entertainment SA (a)	756	22,067
Unibail-Rodamco-Westfield (a)	822	43,966
Valeo	1,934	37,646
Veolia Environnement SA	5,128	162,115
Vinci SA	4,043	499,851
Vivendi SE	5,582	61,225
Wendel SA	218	24,406
Worldline SA (a)(c)	1,962	85,137
		14,444,788
Germany — 24.1%
adidas AG - ADR	2,759	242,020
Allianz SE	3,234	810,531
BASF SE	7,345	379,180
Bayer AG - ADR	31,787	519,399
Bayerische Motoren Werke AG	2,574	287,714
Bechtle AG	660	30,581
Beiersdorf AG	802	111,880
Brenntag SE	1,236	100,485
Carl Zeiss Meditec AG	294	39,458
Commerzbank AG (a)	8,336	92,452
Continental AG	868	60,658
Covestro AG (c)	1,416	62,084
CTS Eventim AG & Co. KGaA (a)	472	30,998
Daimler Truck Holding AG (a)	3,366	111,048
Delivery Hero SE (a)(c)	1,528	60,832
Deutsche Bank AG	16,236	177,885
Deutsche Boerse AG	1,472	280,444
Deutsche Lufthansa AG (a)	4,790	51,356
Deutsche Post AG	7,761	372,178
Deutsche Telekom AG	27,152	654,626
Deutsche Wohnen SE	396	8,945
DWS Group GmbH & Co. KGaA (c)	274	9,088
E.ON SE	17,746	234,751
Evonik Industries AG	1,528	33,270
Fielmann AG	198	10,246
Fraport AG Frankfurt Airport Services Worldwide (a)	284	15,231
Fresenius Medical Care AG & Co KGaA - ADR (b)	3,380	81,864
Fresenius SE & Co. KGaA	3,272	94,534
Fuchs Petrolub SE	274	8,892

	Shares	Value
Germany — 24.1% (Continued)
GEA Group AG	1,312	$61,500
Hannover Rueck SE	482	102,824
HeidelbergCement AG	1,160	87,634
Hella GmbH & Co. KGaA	180	15,213
HelloFresh SE (a)	1,312	35,029
Henkel AG & Co. KGaA	812	59,948
Hochtief AG	170	14,190
Infineon Technologies AG	10,446	378,753
KION Group AG	632	26,059
Knorr-Bremse AG	528	36,910
Lanxess AG	690	28,025
LEG Immobilien SE	594	36,903
Mercedes-Benz Group AG	6,746	524,653
Merck KGaA	1,038	185,921
Metro AG (a)	1,048	8,898
MTU Aero Engines AG	426	111,579
Muenchener Rueckversicherungs-Gesellschaft AG	1,122	420,973
Nemetschek SE	434	33,753
Puma SE	802	46,802
Rational AG	38	27,426
Rheinmetall AG	350	102,394
RWE AG	5,054	236,962
SAP SE - ADR (b)	8,957	1,211,613
Sartorius AG	20	6,204
Scout24 SE (c)	624	38,849
Siemens AG - ADR	12,148	998,080
Siemens Energy AG (a)	3,432	83,879
Siemens Healthineers AG (c)	2,216	137,767
Sixt SE	104	12,869
Symrise AG	1,048	126,392
Talanx AG	426	21,386
Telefonica Deutschland Holding AG	7,186	24,270
ThyssenKrupp AG	3,952	28,323
Traton SE	406	9,359
United Internet AG	868	14,882
Vantage Towers AG	576	20,640
Volkswagen AG	228	38,175
Vonovia SE	5,679	122,808
Wacker Chemie AG	124	19,122
Zalando SE (a)(c)	1,774	72,659
		10,542,256
Greece — 0.6%
Aegean Airlines SA (a)	294	2,520
Alpha Services and Holdings SA (a)	17,132	21,426
Athens Water Supply & Sewage Co SA	330	2,291
Autohellas Tourist and Trading SA	152	2,144

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.0% (Continued)

Greece — 0.6% (Continued)
Ellaktor SA (a)	670	$1,459
Eurobank Ergasias SA (a)	20,424	28,807
FF Group (a)(d)	1,259	7,345
GEK Terna Holding Real Estate Construction SA	416	5,684
Hellenic Energy Holdings SA	472	3,745
Hellenic Telecommunications Organization SA	1,736	25,346
Holding Co ADMIE IPTO SA	906	1,757
Jumbo SA	878	20,220
LAMDA Development (a)	558	3,443
Motor Oil Hellas Corinth Refineries SA	444	10,568
Mytilineos SA	822	23,822
National Bank of Greece SA (a)	4,376	22,856
OPAP SA	1,490	25,383
Piraeus Financial Holdings SA (a)	4,640	10,941
Public Power Corp SA (a)	1,716	14,787
Quest Holdings SA	218	1,187
Sarantis SA	256	2,025
Terna Energy SA	416	9,204
		246,960
Ireland — 0.8%
AIB Group PLC	8,354	35,882
Bank of Ireland Group PLC	8,603	88,825
Glanbia PLC	1,482	22,454
Kerry Group PLC	1,236	129,985
Kingspan Group PLC	1,208	83,460
		360,606
Italy — 6.0%
A2A SpA	12,220	21,544
Amplifon SpA	1,038	38,065
Assicurazioni Generali SpA	11,052	229,925
Banca Mediolanum SpA	1,924	17,372
Banco BPM SpA	11,020	44,747
Buzzi Unicem SpA	690	17,122
De’ Longhi SpA	558	12,949
DiaSorin SpA	180	19,533
Enel SpA	62,286	425,457
Eni SpA - ADR (b)	9,028	273,368
FinecoBank Banca Fineco SpA	4,894	74,042
Hera SpA	6,300	19,604
Infrastrutture Wireless Italiane SpA (c)	2,820	39,137
Interpump Group SpA	642	35,711
Intesa Sanpaolo SpA	130,026	341,642
Italgas SpA	3,932	25,693
Leonardo SpA	3,206	38,171

	Shares	Value
Italy — 6.0% (Continued)
Mediobanca Banca di Credito Finanziario SpA	5,196	$55,709
Moncler SpA	1,632	120,774
Nexi SpA (a)(c)	4,452	36,822
Pirelli & C SpA (c)	3,924	20,521
Poste Italiane SpA (c)	3,660	38,015
Prysmian SpA	2,112	86,270
Recordati Industria Chimica e Farmaceutica SpA	784	36,050
Reply SpA	180	20,925
Snam SpA	17,858	99,176
Telecom Italia SpA - Common Shares (a)	86,018	25,298
Telecom Italia SpA - Savings Shares (a)	48,350	13,959
Terna Rete Elettrica Nazionale SpA	11,286	97,748
UniCredit SpA	15,048	297,471
UnipolSai Assicurazioni SpA	3,414	9,172
		2,631,992
Luxembourg — 0.6%
ArcelorMittal	3,828	108,447
Eurofins Scientific	982	68,452
InPost SA (a)	1,632	17,462
RTL Group SA	312	14,604
SUSE SA (a)	322	6,067
Tenaris SA - ADR (b)	2,031	58,310
		273,342
Netherlands — 16.7%
Aalberts Industries NV	774	35,633
ABN AMRO Group NV (c)	3,320	53,101
Adyen NV - ADR (a)	23,718	379,488
Aegon NV	14,200	64,513
Airbus SE - ADR	18,143	635,731
Akzo Nobel NV	1,416	117,241
Argenx SE - ADR (a)	441	171,055
ASM International NV	368	133,024
ASML Holding NV (b)	3,268	2,081,258
ASR Nederland NV	1,160	50,924
BE Semiconductor Industries NV	632	56,645
CTP NV (c)	538	7,055
Davide Campari-Milano NV	3,990	51,352
Euronext NV (c)	652	51,800
EXOR NV (a)	830	68,118
Ferrari NV	962	267,446
Heineken Holding NV	955	91,499
Heineken NV	2,016	231,141
IMCD NV	454	68,136
ING Groep NV - ADR (b)	29,493	365,123
JDE Peet’s NV	652	19,829
Just Eat Takeaway.com NV (a)(c)	1,472	25,757

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.0% (Continued)

Netherlands — 16.7% (Continued)
Koninklijke Ahold Delhaize NV	7,685	$264,375
Koninklijke DSM NV	1,396	182,668
Koninklijke KPN NV	26,100	95,166
Koninklijke Philips NV	7,100	149,320
Koninklijke Vopak NV	520	19,825
NN Group NV	2,261	84,135
OCI NV	774	20,375
Prosus NV	5,933	443,707
Qiagen NV (a)	1,764	78,742
Randstad Holding NV	878	47,619
Signify NV (c)	1,000	33,289
Stellantis NV	16,656	275,300
STMicroelectronics NV	5,074	215,619
Universal Music Group NV	5,988	130,710
Wolters Kluwer NV	2,011	266,244
		7,332,963
Portugal — 0.5%
EDP - Energias de Portugal SA	22,658	124,835
Galp Energia SGPS SA	4,122	49,917
Jeronimo Martins SGPS SA	2,208	55,716
		230,468
Spain — 7.4%
Acciona SA	180	33,322
ACS Actividades de Construccion y Servicios SA	1,726	59,339
Aena SME SA (a)(c)	566	95,360
Amadeus IT Holding SA (a)	3,609	253,480
Banco Bilbao Vizcaya Argentaria SA - ADR	49,463	363,058
Banco Santander SA - ADR (b)	134,063	465,199
Bankinter SA	5,488	32,425
CaixaBank SA	30,612	113,068
Cellnex Telecom SA (c)	4,493	188,974
Corp ACCIONA Energias Renovables SA	454	16,289
EDP Renovaveis SA	1,924	42,741
Enagas SA	1,990	39,810
Endesa SA	2,538	56,967
Ferrovial SA	3,828	119,920
Grifols SA (a)	2,632	27,030
Iberdrola SA	47,830	620,854
Industria de Diseno Textil SA	8,420	289,104
Mapfre SA	7,920	15,857
Naturgy Energy Group SA	1,160	36,173
Red Electrica Corp. SA	3,452	62,781
Repsol SA	10,042	147,667
Telefonica SA	40,798	185,441
		3,264,859

	Shares	Value
United Kingdom — 0.4%
Allfunds Group PLC	2,386	$15,762
CNH Industrial NV	7,912	111,114
TechnipFMC PLC (a)(d)	3,996	54,646
		181,522
TOTAL COMMON STOCKS (Cost $36,262,495)		42,538,582

PREFERRED STOCKS — 1.1%

Germany — 1.1%
Bayerische Motoren Werke AG	482	51,120
Fuchs Petrolub SE	558	22,012
Henkel AG & Co. KGaA	1,358	109,655
Sartorius AG	198	76,711
Sixt SE	132	10,487
Volkswagen AG	1,614	219,962
		489,947
Spain — 0.0% (e)
Grifols SA - Class B (a)	2,056	15,156
TOTAL PREFERRED STOCKS (Cost $487,063)		505,103

REAL ESTATE INVESTMENT TRUSTS — 0.5%

Belgium — 0.1%
Warehouses De Pauw CVA	1,142	34,127

France — 0.3%
Covivio	406	23,040
Gecina SA	416	46,252
Icade	264	12,369
Klepierre	1,500	37,950
		119,611
Spain — 0.1%
Inmobiliaria Colonial Socimi SA	2,726	17,407
Merlin Properties Socimi SA	2,670	23,566
		40,973
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $183,978)		194,711

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 3.760% (f)	$110,089	110,089
TOTAL SHORT-TERM INVESTMENTS (Cost $110,089)		110,089

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (f)	6,456,708	$6,456,708
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,456,708)		6,456,708

Total Investments (Cost $43,500,333) — 113.6%		49,805,193
Liabilities in Excess of Other Assets — (13.6)%		(5,961,844)
TOTAL NET ASSETS — 100.0%		$43,843,349

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $6,224,817 or 14.2% of net assets.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,144,161, which represents 2.6% of total net assets.

(d)	Value determined using significant unobservable inputs.
(e)	Less than 0.05%.
(f)	The rate shown is as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 94.0%

Australia — 6.0%
APA Group	9,132	$62,118
Aristocrat Leisure Ltd.	5,150	129,188
ASX Ltd.	1,498	67,869
Australia & New Zealand Banking Group Ltd.	23,148	372,969
BHP Group Ltd. - ADR (a)	20,131	1,188,534
Brambles Ltd.	10,738	101,251
Cochlear Ltd.	510	83,233
Coles Group Ltd.	10,346	124,596
Commonwealth Bank of Australia	13,080	859,964
Computershare Ltd.	4,425	65,588
CSL Ltd.	3,730	741,873
Endeavour Group Ltd	9,710	43,626
Fortescue Metals Group Ltd.	13,113	181,694
Macquarie Group Ltd.	2,810	339,522
National Australia Bank Ltd.	24,582	469,109
Newcrest Mining Ltd.	6,910	132,232
QBE Insurance Group Ltd.	11,482	116,472
Ramsay Health Care Ltd.	1,440	61,621
REA Group Ltd.	402	37,477
Rio Tinto Ltd.	2,883	214,137
Santos Ltd.	25,982	121,549
Scentre Group	40,190	76,590
Sonic Healthcare Ltd.	3,720	87,236
South32 Ltd.	35,842	100,559
Suncorp Group Ltd.	9,778	80,747
Telstra Corp. Ltd.	31,312	90,543
Transurban Group	23,774	235,811
Wesfarmers Ltd.	8,780	301,931
Westpac Banking Corp.	27,104	402,993
WiseTech Global Ltd.	1,342	60,881
Woodside Energy Group Ltd. - ADR (a)	15,498	352,735
Woolworths Group Ltd.	9,396	241,419
		7,546,067
Austria — 0.2%
Andritz AG	558	36,185
BAWAG Group AG (c)	696	33,867
Erste Group Bank AG	2,760	100,088
OMV AG	1,116	52,681
Raiffeisen Bank International AG (b)	1,048	16,063
Telekom Austria AG	1,079	8,418
Verbund AG	254	22,643
		269,945
Belgium — 0.8%
Anheuser-Busch InBev SA NV - ADR (a)	7,824	508,325
D’ieteren Group	176	33,066

	Shares	Value
Belgium — 0.8% (Continued)
Elia Group SA NV	279	$38,244
Groupe Bruxelles Lambert SA	784	70,235
KBC Groep NV	2,614	186,591
Solvay SA	568	68,127
UCB SA	978	90,976
		995,564
Bermuda — 0.0% (e)
CK Infrastructure Holdings Ltd.	4,678	26,579

Canada — 9.3%
Agnico Eagle Mines Ltd.	3,534	200,484
Alimentation Couche-Tard, Inc.	6,100	304,448
Bank of Montreal (a)	5,600	505,064
Barrick Gold Corp.	13,754	261,876
BCE, Inc. (a)	2,330	112,003
Brookfield Corp. (a)	11,278	366,084
Canadian Imperial Bank of Commerce (a)	6,998	293,566
Canadian National Railway Co.	4,785	570,707
Canadian Natural Resources Ltd.	8,571	522,574
Canadian Pacific Kansas City Ltd. (a)	7,184	566,387
Cenovus Energy, Inc.	10,828	181,910
CGI, Inc. (b)	1,644	166,718
Constellation Software, Inc.	156	305,336
Enbridge, Inc. (a)	15,920	632,979
Fortis, Inc.	3,710	162,906
Franco-Nevada Corp.	1,478	224,331
Great-West Lifeco, Inc.	2,094	59,535
Imperial Oil Ltd.	1,518	77,312
Intact Financial Corp.	1,360	205,719
Loblaw Cos. Ltd.	1,194	112,301
Lumine Group, Inc. (b)(g)	461	6,211
Magna International, Inc. (a)	2,106	109,849
Manulife Financial Corp.	14,836	293,011
National Bank of Canada	2,604	194,178
Nutrien Ltd.	4,008	278,155
Pembina Pipeline Corp.	4,296	141,467
Power Corp of Canada	4,376	117,212
Restaurant Brands International, Inc.	2,368	166,068
Rogers Communications, Inc. - Class B	2,702	133,452
Royal Bank of Canada	10,906	1,083,075
Shopify, Inc. - Class A (b)	9,490	459,790
Sun Life Financial, Inc.	4,532	222,431
Suncor Energy, Inc.	10,435	326,824
TC Energy Corp. (a)	7,830	325,258
Telus Corp.	3,627	76,929
The Bank of Nova Scotia (a)	9,410	469,653
The Toronto-Dominion Bank	14,283	865,978

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 94.0% (Continued)

Canada — 9.3% (Continued)
Thomson Reuters Corp.	1,234	$162,283
Tourmaline Oil Corp.	2,446	109,893
Waste Connections, Inc.	1,986	276,352
		11,650,309
Cayman Islands — 0.1%
Chow Tai Fook Jewellery Group Ltd.	17,043	34,088
Grab Holdings Ltd. - Class A (b)	14,642	42,608
		76,696
China — 0.1%
ENN Energy Holdings Ltd.	5,875	80,083

Denmark — 2.5%
AP Moller - Maersk A/S - Class A	20	35,627
AP Moller - Maersk A/S - Class B	40	72,112
Coloplast A/S - Class B	920	132,332
DSV A/S	1,384	259,941
Genmab A/S - ADR (a)(b)	5,070	207,921
Novo Nordisk A/S - ADR (a)	12,714	2,124,382
Orsted AS (c)	1,468	131,642
Vestas Wind Systems A/S (b)	7,820	215,554
		3,179,511
Finland — 0.9%
Kone Oyj - Class B	3,122	177,855
Neste Oyj	3,338	161,618
Nokia Oyj - ADR (a)	42,130	176,525
Nordea Bank Abp	25,566	283,755
Sampo Oyj - Class A	3,836	194,269
UPM-Kymmene Oyj	4,130	131,520
		1,125,542
France — 9.2%
Air Liquide SA	4,052	728,585
AXA SA (a)	15,378	501,066
BNP Paribas SA - ADR	18,152	585,765
Capgemini SE	1,214	220,589
Christian Dior SE	30	27,504
Credit Agricole SA	10,540	128,730
Danone SA	4,914	324,831
Dassault Systemes SE	5,364	216,742
Engie SA (a)	14,330	229,212
EssilorLuxottica SA	2,360	466,529
Hermes International	267	578,649
Kering	558	356,436
L’Oreal SA	1,958	933,670
LVMH Moet Hennessy Louis Vuitton SE - ADR (a)	10,234	1,964,826
Pernod Ricard SA	1,581	364,798
Safran SA	2,712	421,180

	Shares	Value
France — 9.2% (Continued)
Sanofi - ADR	17,824	$956,258
Sartorius Stedim Biotech	186	49,701
Schneider Electric SE	4,391	763,606
TotalEnergies SE - ADR	18,593	1,188,650
Vinci SA	4,160	514,316
		11,521,643
Germany — 6.7%
adidas AG - ADR	2,770	242,984
Allianz SE	3,162	792,486
BASF SE	7,116	367,358
Bayer AG	7,606	500,854
Bayerische Motoren Werke AG	2,466	275,643
Beiersdorf AG	764	106,579
BioNTech SE - ADR (a)	714	81,567
Daimler Truck Holding AG (b)	4,014	132,426
Deutsche Boerse AG	1,468	279,682
Deutsche Post AG	7,674	368,006
Deutsche Telekom AG	27,024	651,540
E.ON SE	17,391	230,054
Hapag-Lloyd AG (c)	58	17,972
Henkel AG & Co. KGaA	764	56,404
Infineon Technologies AG	10,112	366,642
Mercedes-Benz Group	6,050	470,523
Merck KGaA	998	178,756
Muenchener Rueckversicherungs-Gesellschaft AG	1,086	407,465
RWE AG	5,236	245,495
SAP SE - ADR (a)	8,596	1,162,781
Sartorius AG	20	6,204
Siemens AG - ADR	11,782	968,009
Siemens Healthineers AG (c)	2,182	135,654
Volkswagen AG	226	37,840
Vonovia SE	6,166	133,339
		8,216,263
Hong Kong — 2.2%
AIA Group Ltd. - ADR	23,132	1,010,637
BOC Hong Kong Holdings Ltd.	27,831	87,574
Budweiser Brewing Co. APAC Ltd. (c)	13,343	38,416
CK Asset Holdings Ltd.	15,245	89,920
CK Hutchison Holdings Ltd.	20,791	139,054
CLP Holdings Ltd.	12,916	96,093
Galaxy Entertainment Group Ltd. (b)	15,543	109,895
Hang Seng Bank Ltd.	5,628	83,241
Henderson Land Development Co. Ltd.	10,126	35,991
Hong Kong & China Gas Co. Ltd.	83,813	74,314
Hong Kong Exchanges & Clearing Ltd.	9,233	381,099

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 94.0% (Continued)

Hong Kong — 2.2% (Continued)
MTR Corp Ltd.	12,003	$59,865
Sands China Ltd. (b)	18,808	66,729
Sun Hung Kai Properties Ltd.	11,673	162,091
Techtronic Industries Co. Ltd.	14,216	152,851
		2,587,770
Ireland — 1.0%
CRH PLC - ADR (a)	5,892	285,762
Experian PLC	7,508	265,144
Flutter Entertainment PLC (b)	1,184	236,815
ICON PLC (b)	626	120,624
James Hardie Industries PLC	3,446	76,364
Kerry Group PLC - Class A	1,209	127,145
Ryanair Holdings PLC - ADR (b)	778	74,369
		1,186,223
Israel — 0.8%
Airport City Ltd. (b)	480	6,115
Alony Hetz Properties & Investments Ltd.	1,164	9,092
Amot Investments Ltd.	1,674	8,837
Ashtrom Group Ltd.	307	4,817
Azrieli Group Ltd.	284	16,433
Bank Hapoalim BM	9,524	81,270
Bank Leumi Le-Israel BM	11,952	93,789
Bezeq The Israeli Telecommunication Corp. Ltd.	15,848	21,471
Big Shopping Centers Ltd. (b)	93	7,867
Check Point Software Technologies Ltd. (b)	784	99,850
CyberArk Software Ltd. (b)	314	39,124
Delek Group Ltd.	68	7,301
Elbit Systems Ltd.	192	35,344
Global-e Online Ltd. (b)	694	19,349
ICL Group Ltd.	5,580	34,209
Inmode Ltd. (b)	538	20,046
Isracard Ltd.	1	3
Israel Corp Ltd.	30	8,679
Israel Discount Bank Ltd.	9,579	47,112
Melisron Ltd.	176	11,668
Mivne Real Estate KD Ltd.	4,630	12,885
Mizrahi Tefahot Bank Ltd.	1,156	37,585
Monday.com Ltd. (a)(b)	138	16,825
Nice Ltd. - ADR (a)(b)	500	102,005
Nova Ltd. (a)(b)	226	20,668
Shapir Engineering and Industry Ltd.	1,106	7,853
Strauss Group Ltd.	392	8,702
Teva Pharmaceutical Industries Ltd. - ADR (b)	8,594	75,026
The First International Bank Of Israel Ltd.	402	14,488

	Shares	Value
Israel — 0.8% (Continued)
The Phoenix Holdings Ltd	1,302	$13,865
Tower Semiconductor Ltd. (b)	842	37,894
Wix.com Ltd. (b)	440	38,381
ZIM Integrated Shipping Services Ltd. (a)	626	10,686
		969,239
Italy — 1.4%
Assicurazioni Generali SpA	9,338	194,267
Enel SpA	59,824	408,640
Eni SpA - ADR (a)	9,980	302,194
Intesa Sanpaolo SpA	131,987	346,795
PRADA SpA	3,978	29,190
Snam SpA	15,876	88,169
Terna - Rete Elettrica Nazionale	10,894	94,353
UniCredit SpA	14,966	295,850
		1,759,458
Japan — 19.9%
Advantest Corp.	1,470	113,720
Aeon Co. Ltd.	6,754	137,192
AGC, Inc.	1,767	65,495
Aisin Corp.	1,420	41,429
Ajinomoto Co., Inc.	4,160	149,155
ANA Holdings, Inc. (b)	1,234	26,787
Asahi Group Holdings Ltd.	3,926	151,081
Asahi Kasei Corp.	10,796	75,888
Astellas Pharma, Inc.	14,212	213,631
Bandai Namco Holdings, Inc.	5,166	116,708
Bridgestone Corp.	4,748	189,509
Canon, Inc.	8,056	191,459
Central Japan Railway Co.	1,596	197,326
Chubu Electric Power Co., Inc.	5,874	65,489
Chugai Pharmaceutical Co. Ltd.	4,944	127,152
Daifuku Co. Ltd.	2,934	53,621
Dai-ichi Life Holdings, Inc.	7,988	147,424
Daiichi Sankyo Co. Ltd.	15,074	514,139
Daikin Industries Ltd.	2,270	410,198
Daiwa House Industry Co. Ltd.	5,158	130,876
Denso Corp.	3,906	233,681
Dentsu Group, Inc.	1,850	66,195
Disco Corp.	678	76,685
East Japan Railway Co.	2,926	167,599
Eisai Co. Ltd.	2,300	132,232
Eneos Holdings, Inc.	25,008	88,472
FANUC Corp.	7,440	250,594
Fast Retailing Co. Ltd.	1,470	345,368
Fujifilm Holdings Corp.	3,112	161,259
Fujitsu Ltd.	1,410	186,903
Hamamatsu Photonics KK	1,132	59,655
Hankyu Hanshin Holdings, Inc.	1,870	58,127

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 94.0% (Continued)

Japan — 19.9% (Continued)
Hitachi Ltd.	7,254	$398,519
Honda Motor Co. Ltd. - ADR	13,626	362,179
Hoya Corp.	2,757	287,548
Idemitsu Kosan Co. Ltd.	1,752	37,060
Inpex Corp.	8,164	88,264
Isuzu Motors Ltd.	4,816	56,239
Itochu Corp.	11,162	368,011
Japan Airlines Co. Ltd.	1,116	21,182
Japan Exchange Group, Inc.	4,092	66,060
Japan Post Bank Co. Ltd.	3,190	25,404
Japan Post Holdings Co. Ltd.	18,696	153,416
Japan Tobacco, Inc.	8,516	182,733
Kao Corp.	3,682	148,772
KDDI Corp.	12,128	378,140
Keyence Corp.	1,546	693,314
Kikkoman Corp.	1,498	88,289
Kirin Holdings Co. Ltd.	6,440	104,415
Kobe Bussan Co. Ltd.	1,106	30,888
Komatsu Ltd.	7,536	184,964
Konami Group Corp.	774	38,005
Kubota Corp.	8,835	132,805
Kyocera Corp.	2,697	140,764
Kyowa Kirin Co. Ltd.	1,968	43,623
Lasertec Corp.	598	80,760
M3, Inc.	3,308	80,609
Marubeni Corp.	13,302	187,455
Meiji Holdings Co. Ltd.	2,172	52,369
MinebeaMitsuni, Inc.	3,142	57,653
MISUMI Group, Inc.	2,202	55,113
Mitsubishi Chemical Holdings Corp.	11,080	64,612
Mitsubishi Corp.	11,502	423,627
Mitsubishi Electric Corp.	16,620	204,815
Mitsubishi Estate Co. Ltd.	10,238	125,641
Mitsubishi Heavy Industries Ltd.	2,614	98,367
Mitsubishi UFJ Financial Group, Inc. - ADR	99,370	624,044
Mitsui & Co. Ltd.	12,302	381,850
Mitsui Fudosan Co. Ltd.	7,380	145,764
Mitsui OSK Lines Ltd.	2,800	69,052
Mizuho Financial Group, Inc.	19,664	283,605
MonotaRO Co. Ltd.	1,898	28,530
MS&AD Insurance Group Holdings, Inc.	3,544	115,623
Murata Manufacturing Co. Ltd.	4,972	287,565
NEC Corp.	2,114	80,839
Nexon Co. Ltd.	3,634	81,885
Nidec Corp.	4,112	202,333
Nintendo Co. Ltd. - ADR	37,506	396,063

	Shares	Value
Japan — 19.9% (Continued)
Nippon Paint Holdings Co. Ltd.	8,262	$74,164
Nippon Steel Corp.	7,360	156,281
Nippon Telegraph & Telephone Corp.	9,250	281,686
Nippon Yusen KK	3,954	92,955
Nissan Chemical Corp.	1,089	48,118
Nissan Motor Co. Ltd.	18,304	66,125
Nissin Foods Holdings Co. Ltd.	636	61,245
Nitori Holdings Co. Ltd.	676	86,159
Nitto Denko Corp.	1,154	74,198
Nomura Holdings, Inc.	23,286	83,046
Nomura Research Institute Ltd.	3,456	86,752
NTT Data Corp.	4,992	67,381
Obic Co. Ltd.	510	78,271
Olympus Corp.	9,954	172,969
Omron Corp.	1,596	93,034
Ono Pharmaceutical Co. Ltd.	3,690	74,317
Oracle Corp. Japan	254	18,177
Oriental Land Co. Ltd.	9,010	317,362
Orix Corp.	9,260	156,321
Osaka Gas Co. Ltd.	3,230	53,436
Otsuka Holdings Co. Ltd.	4,316	145,752
Pan Pacific International Holdings Corp.	4,130	76,813
Panasonic Holdings Corp.	18,050	168,716
Rakuten Group, Inc.	7,126	35,304
Recruit Holdings Co. Ltd.	13,126	368,409
Renesas Electronics Corp. (b)	10,884	141,557
Resona Holdings, Inc.	18,588	92,050
Rohm Co. Ltd.	676	50,510
Secom Co. Ltd.	1,664	106,231
Sekisui House Ltd.	5,306	108,655
Seven & i Holdings Co. Ltd.	6,176	278,553
SG Holdings Co. Ltd.	3,768	54,040
Shimadzu Corp.	2,139	66,410
Shimano, Inc.	651	100,437
Shin-Etsu Chemical Co. Ltd.	15,640	443,446
Shionogi & Co. Ltd.	2,192	97,706
Shiseido Co. Ltd.	3,094	154,445
SMC Corp.	470	233,715
SoftBank Corp.	21,494	241,609
SoftBank Group Corp.	9,207	344,236
Sompo Holdings, Inc.	2,697	111,902
Sony Group Corp. - ADR	9,872	885,222
Subaru Corp.	4,766	76,783
Sumitomo Corp.	9,690	172,613
Sumitomo Electric Industries Ltd.	6,148	77,795
Sumitomo Metal Mining Co. Ltd.	2,114	77,720

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 94.0% (Continued)

Japan — 19.9% (Continued)
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	56,138	$460,893
Sumitomo Mitsui Trust Holdings, Inc.	2,908	104,350
Sumitomo Realty & Development Co. Ltd.	3,690	85,584
Suntory Beverage & Food Ltd.	978	36,681
Suzuki Motor Corp.	3,798	130,991
Sysmex Corp.	1,312	83,836
Taiyo Nippon Sanso Corp.	1,644	29,442
Takeda Pharmaceutical Co. Ltd. - ADR (a)	24,280	402,805
TDK Corp.	3,014	102,756
Terumo Corp.	5,882	175,107
The Kansai Electric Power Co., Inc.	6,392	68,966
TIS, Inc.	1,769	48,300
Toho Co. Ltd.	978	38,691
Tokio Marine Holdings, Inc.	15,798	315,392
Tokyo Electron Ltd.	3,642	414,201
Tokyo Gas Co. Ltd.	3,172	64,979
Tokyu Corp.	4,836	68,079
Toray Industries, Inc.	12,626	71,144
Toshiba Corp.	3,286	106,121
Toyota Industries Corp.	1,586	91,380
Toyota Motor Corp. - ADR (a)	10,004	1,373,849
Toyota Tsusho Corp.	1,840	75,764
Trend Micro, Inc.	1,086	52,768
Unicharm Corp.	3,416	137,297
West Japan Railway Co.	1,890	81,720
Yakult Honsha Co. Ltd.	1,234	92,655
Yamaha Corp.	1,332	52,109
Yamaha Motor Co. Ltd.	2,712	69,669
Yaskawa Electric Corp.	2,066	83,553
Z Holdings Corp.	20,582	55,985
ZOZO, Inc.	872	18,279
		24,949,789
Luxembourg — 0.2%
ArcelorMittal	4,414	125,049
Spotify Technology SA (a)(b)	1,086	145,090
Tenaris SA - ADR	1,792	51,448
		321,587
Netherlands — 5.0%
Adyen NV - ADR (b)	24,706	395,296
Airbus SE - ADR	19,386	679,285
Argenx SE - ADR (b)	430	166,789
ASML Holding NV	3,192	2,032,857
Davide Campari-Milano NV	4,140	53,283
EXOR NV (b)	900	73,863
Ferrari NV	988	274,674

	Shares	Value
Netherlands — 5.0% (Continued)
Heineken NV	1,830	$209,815
ING Groep NV - ADR (a)	29,316	362,932
Koninklijke Ahold Delhaize NV	7,684	264,341
Koninklijke DSM NV	1,350	176,649
Prosus NV	8,974	671,132
Stellantis NV	16,748	276,820
STMicroelectronics NV	5,080	215,874
Universal Music Group NV	5,892	128,615
Wolters Kluwer NV	2,036	269,554
		6,251,779
New Zealand — 0.3%
Auckland International Airport Ltd. (b)	9,348	51,102
EBOS Group Ltd.	1,234	33,805
Fisher & Paykel Healthcare Corp. Ltd.	4,474	76,583
Infratil Ltd.	5,608	33,119
Mainfreight Ltd.	666	29,530
Mercury NZ Ltd.	5,030	19,721
Meridian Energy Ltd.	9,376	31,658
Spark New Zealand Ltd.	14,486	46,851
Xero Ltd. (b)	1,076	66,457
		388,826
Norway — 0.6%
Adevinta ASA (b)	2,076	15,974
Aker BP ASA	2,398	57,266
DNB Bank ASA	6,960	122,258
Equinor ASA - ADR	8,114	233,196
Gjensidige Forsikring ASA	1,468	25,525
Mowi ASA	3,524	67,160
Norsk Hydro ASA	10,572	77,596
Orkla ASA	5,814	41,790
Salmar ASA	470	20,838
Telenor ASA	4,982	62,152
Var Energi ASA	3,094	8,100
Yara International ASA	1,262	50,778
		782,633
Portugal — 0.1%
EDP - Energias de Portugal SA	22,718	125,165

Singapore — 1.2%
Capitaland Investment Ltd	19,008	52,992
DBS Group Holdings Ltd.	14,124	347,397
Jardine Cycle & Carriage Ltd.	764	19,398
Keppel Corp. Ltd.	10,776	49,828
Oversea-Chinese Banking Corp. Ltd.	31,352	295,581
Sea Ltd. - ADR (b)	2,790	212,514
Seatrium Ltd. (b)(d)	0	0
Singapore Airlines Ltd.	10,112	44,333

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 94.0% (Continued)

Singapore — 1.2% (Continued)
Singapore Technologies Engineering Ltd.	12,060	$32,718
Singapore Telecommunications Ltd.	54,964	105,039
United Overseas Bank Ltd.	11,932	252,348
Wilmar International Ltd.	24,226	71,352
		1,483,500
South Korea — 0.3%
Coupang, Inc. (b)	7,888	132,203
KB Financial Group, Inc. - ADR (a)	3,026	112,840
POSCO Holdings, Inc. - ADR	2,368	168,412
		413,455
Spain — 2.0%
Amadeus IT Holding SA (b)	3,484	244,700
Banco Bilbao Vizcaya Argentaria SA - ADR	48,325	354,706
Banco Santander SA - ADR (a)	133,745	464,095
CaixaBank SA	33,700	124,474
Cellnex Telecom SA (c)	4,414	185,651
EDP Renovaveis SA	1,634	36,298
Iberdrola SA	45,454	590,013
Industria de Diseno Textil SA	8,682	298,099
Naturgy Energy Group SA	1,430	44,593
Telefonica SA	43,642	198,368
		2,540,997
Sweden — 2.7%
Alfa Laval AB	2,270	83,119
Assa Abloy AB - Class B	7,674	182,514
Atlas Copco AB - Class A	19,752	285,252
Atlas Copco AB - Class B	12,090	154,794
Boliden AB	2,114	75,489
Embracer Group AB (b)	6,340	33,020
Epiroc AB - Class A	4,846	96,872
Epiroc AB - Class B	3,014	51,756
EQT AB	2,556	54,784
Essity AB - Class B	4,670	141,488
Evolution AB (c)	1,478	196,787
H & M Hennes & Mauritz AB - Class B	5,540	80,968
Hexagon AB	16,474	187,711
Industrivarden AB - Class A	1,410	40,258
Industrivarden AB - Class C	1,322	37,681
Investment AB Latour - Class B	1,058	22,852
Investor AB - Class A	4,346	95,099
Investor AB - Class B	14,104	302,296
L E Lundbergforetagen AB - Class B	490	23,456
Nibe Industrier AB	11,874	132,576
Sandvik AB (a)	8,448	171,760
Skandinaviska Enskilda Banken AB - Class A	13,174	149,660

	Shares	Value
Sweden — 2.7% (Continued)
Svenska Cellulosa AB SCA - Class B	4,640	$63,548
Svenska Handelsbanken AB - Class A	11,892	105,085
Swedbank AB	7,096	123,167
Telefonaktiebolaget LM Ericsson - ADR	23,694	130,080
Telia Co. AB	18,998	52,909
Volvo AB - Class A	1,478	31,275
Volvo AB - Class B	12,294	252,712
Volvo Car AB (b)	4,150	17,061
		3,376,029
Switzerland — 8.6%
ABB Ltd. - ADR (a)	13,252	478,265
Alcon, Inc.	3,866	280,354
Cie Financiere Richemont SA - Class A	4,042	664,509
Givaudan SA	58	202,580
Glencore PLC	93,727	552,444
Holcim AG	4,386	288,622
Kuehne + Nagel International AG	440	129,905
Lonza Group AG	578	358,110
Nestle SA - ADR	21,678	2,780,420
Novartis AG - ADR	18,938	1,942,471
Roche Holding AG - ADR (a)	45,584	1,787,804
Sika AG	1,194	327,804
UBS Group AG	27,271	551,156
Zurich Insurance Group AG	1,164	562,304
		10,906,748
United Kingdom — 11.9%
Anglo American PLC	10,356	318,216
Ashtead Group PLC	3,474	199,830
Associated British Foods PLC	2,760	67,847
AstraZeneca PLC - ADR	24,134	1,767,091
BAE Systems PLC	23,632	301,154
Barclays PLC - ADR	30,162	243,407
BP PLC - ADR	24,195	974,575
British American Tobacco PLC - ADR	17,474	647,412
BT Group PLC	54,020	107,843
CNH Industrial NV (a)	7,719	108,838
Coca-Cola European Partners PLC (a)	1,556	100,315
Compass Group PLC	13,820	364,214
Diageo PLC - ADR (a)	4,594	852,187
GSK PLC - ADR	15,720	566,392
Haleon PLC - ADR (a)	19,872	176,265
HSBC Holdings PLC - ADR (a)	31,472	1,134,566
Imperial Brands PLC	7,430	183,719
Legal & General Group PLC	46,238	136,035
Lloyds Banking Group PLC - ADR	135,921	328,929

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 94.0% (Continued)

United Kingdom — 11.9% (Continued)
London Stock Exchange Group PLC	2,938	$308,163
National Grid PLC - ADR	6,130	439,214
NatWest Group PLC	39,172	128,982
Prudential PLC - ADR (a)	10,650	326,422
Reckitt Benckiser Group PLC	5,706	461,098
RELX PLC - ADR	15,616	517,046
Rio Tinto PLC - ADR (a)	8,266	528,941
Shell PLC - ADR	27,580	1,709,408
SSE PLC	8,114	187,376
Standard Chartered PLC	19,222	151,805
Tesco PLC	57,998	204,892
Unilever PLC - ADR	20,544	1,140,808
Vodafone Group PLC - ADR	21,492	256,829
		14,939,819
TOTAL COMMON STOCKS (Cost $108,107,587)		117,671,219

EXCHANGE TRADED FUNDS — 4.3%
iShares MSCI South Korea ETF (a)	89,128	5,407,396
TOTAL EXCHANGE TRADED FUNDS (Cost $5,377,493)		5,407,396

PREFERRED STOCKS — 0.4%

Germany — 0.4%
Bayerische Motoren Werke AG	465	49,317
Dr. Ing. h.c.F. Porsche AG	420	52,481
Henkel AG & Co. KGaA	1,380	111,432
Sartorius AG	206	79,810
Volkswagen AG	1,420	193,523
TOTAL PREFERRED STOCKS (Cost $477,704)		486,563

REAL ESTATE INVESTMENT TRUSTS — 0.4%

Australia — 0.2%
Goodman Group	13,164	168,202

Hong Kong — 0.1%
Link REIT	19,561	127,588

Japan — 0.0% (e)
Nippon Building Fund, Inc.	10	41,836

Singapore — 0.1%
CapitaLand Ascendas REIT	26,016	55,762
CapitaLand Ascott Trust	1,084	877

	Shares	Value
Singapore — 0.1% (Continued)
CapitaLand Integrated Commercial Trust	38,986	$59,311
		115,950
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $453,711)		453,576

	Principal Amount
SHORT-TERM INVESTMENTS- 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 3.760% (f)	$295,227	295,227
TOTAL SHORT-TERM INVESTMENTS (Cost $295,227)		295,227

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 18.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (f)	22,817,228	22,817,228
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,817,228)		22,817,228

Total Investments (Cost $137,528,951) — 117.5%		147,131,209
Liabilities in Excess of Other Assets — (17.5)%		(21,989,998)
TOTAL NET ASSETS — 100.0%		$125,141,211

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of these securities on loan is $22,233,725 or 17.8% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $739,989, which represents 0.6% of total net assets.

(d)	Less than 0.5 shares and $0.50.
(e)	Less than 0.05%.
(f)	The rate shown is as of April 30, 2023.
(g)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023, the value of these securities amounted to $6,211 or less than 0.5% of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Principal Amount	Value
CORPORATE BONDS — 0.0% (a)

Financials — 0.0% (a)
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/2024 (b)	$38,000	$37,788
TOTAL CORPORATE BONDS (Cost $37,748)		37,788

U.S. GOVERNMENT NOTES/BONDS — 99.3%

United States Treasury Note/Bond
6.250%, 05/15/2030	3,415,000	4,004,621
0.625%, 05/15/2030	18,060,000	14,898,090
0.625%, 08/15/2030	21,670,000	17,786,331
0.875%, 11/15/2030	23,475,000	19,590,622
1.125%, 02/15/2031	23,475,000	19,942,747
5.375%, 02/15/2031	3,290,000	3,725,154
1.625%, 05/15/2031	23,475,000	20,579,138
1.250%, 08/15/2031	15,850,000	13,403,156
1.375%, 11/15/2031	22,270,000	18,934,720
1.875%, 02/15/2032	21,070,000	18,622,258
2.875%, 05/15/2032	20,430,000	19,555,341
2.750%, 08/15/2032	19,865,000	18,797,256
4.125%, 11/15/2032	19,815,000	20,911,017
3.500%, 02/15/2033	19,830,000	19,943,092
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $229,825,936)		230,693,543

SHORT-TERM INVESTMENTS — 0.0% (a)

Money Market Deposit Accounts — 0.0% (a)
U.S. Bank Money Market Deposit Account, 3.760% (c)	41,354	41,354
TOTAL SHORT-TERM INVESTMENTS (Cost $41,354)		41,354

Total Investments (Cost $229,905,038) — 99.3%		230,772,685
Other Assets in Excess of Liabilities — 0.7%		1,567,530
TOTAL NET ASSETS — 100.0%		$232,340,215

Percentages are stated as a percent of net assets.

(a)	Less than 0.05%.
(b)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2023, the market value of these securities total $37,788, which represents less than 0.5% of total net assets.

(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® Fund of Funds ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.8%

Pacer Trendpilot 100 ETF	191,684	$10,563,705
Pacer Trendpilot International ETF	396,769	10,712,962
Pacer Trendpilot US Bond ETF	513,868	10,380,750
Pacer Trendpilot US Large Cap ETF	275,318	10,630,028
Pacer Trendpilot US Mid Cap ETF	323,679	10,432,174
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $54,124,074)		52,719,619

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (a)	$71,676	71,676
TOTAL SHORT-TERM INVESTMENTS (Cost $71,676)		71,676

Total Investments (Cost $54,195,750) — 99.9%		52,791,295
Other Assets in Excess of Liabilities — 0.1%		27,378
TOTAL NET ASSETS — 100.0%		$52,818,673

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.1%

Communication Services — 2.5%
Fox Corp. - Class A (a)	3,684,791	$122,556,149
Live Nation Entertainment, Inc. (a)(b)	1,344,057	91,100,184
Nexstar Media Group, Inc. (a)	448,501	77,792,498
Playtika Holding Corp. (a)(b)	2,369,267	23,692,670
TripAdvisor, Inc. (a)(b)	1,068,018	18,935,959
		334,077,460
Consumer Discretionary — 10.4%
AutoNation, Inc. (a)(b)	414,267	54,558,964
Booking Holdings, Inc. (b)	106,324	285,619,224
Boyd Gaming Corp. (a)	771,686	53,555,008
eBay, Inc. (a)	2,593,048	120,395,219
Expedia Group, Inc. (b)	1,711,827	160,843,265
H&R Block, Inc. (a)	1,611,321	54,639,895
Lennar Corp. - Class A (a)	2,450,300	276,418,343
Macy’s, Inc. (a)	3,407,135	55,672,586
NVR, Inc. (b)	23,389	136,591,760
Thor Industries, Inc. (a)	567,343	44,831,444
Toll Brothers, Inc.	1,009,504	64,517,401
Williams-Sonoma, Inc. (a)	587,588	71,121,652
		1,378,764,761
Consumer Staples — 2.3%
Altria Group, Inc.	5,974,071	283,828,113
Olaplex Holdings, Inc. (a)(b)	3,603,448	13,332,758
		297,160,871
Energy — 36.1%
Antero Resources Corp. (b)	5,114,048	117,571,963
APA Corp. (a)	5,053,494	186,221,254
Cheniere Energy, Inc.	1,695,413	259,398,189
Chesapeake Energy Corp. (a)	1,813,847	149,968,870
Chevron Corp.	1,689,458	284,808,830
ConocoPhillips	2,565,192	263,932,605
Coterra Energy, Inc. (a)	9,430,499	241,420,774
Devon Energy Corp.	3,984,273	212,879,706
Diamondback Energy, Inc. (a)	1,898,874	270,019,883
EOG Resources, Inc.	2,288,620	273,421,431
EQT Corp.	3,987,452	138,922,828
Exxon Mobil Corp.	2,470,362	292,342,639
HF Sinclair Corp.	4,040,801	178,239,732
Marathon Oil Corp.	9,942,918	240,220,899
Marathon Petroleum Corp.	2,082,256	254,035,232
Occidental Petroleum Corp. (a)	4,538,466	279,251,813
Ovintiv, Inc.	2,788,732	100,617,451
PDC Energy, Inc.	1,556,074	101,222,614
Phillips 66	2,621,941	259,572,159
Pioneer Natural Resources Co.	1,324,755	288,200,450
Range Resources Corp. (a)	3,270,502	86,504,778
Southwestern Energy Co. (b)	12,154,321	63,080,926

	Shares	Value
Energy — 36.1% (Continued)
Valero Energy Corp.	1,969,163	$225,803,921
Vitesse Energy, Inc. (a)	142,600	2,623,840
		4,770,282,787
Financials — 0.6%
Euronet Worldwide, Inc. (a)(b)	376,643	41,709,446
WEX, Inc. (b)	172,572	30,605,644
		72,315,090
Health Care — 18.6%
AbbVie, Inc.	1,785,696	269,854,379
Bristol-Myers Squibb Co.	4,021,378	268,507,409
Cardinal Health, Inc. (a)	2,461,977	202,128,312
CVS Health Corp.	3,406,500	249,730,515
Exelixis, Inc. (b)	1,294,972	23,697,988
Gilead Sciences, Inc.	3,428,923	281,891,760
Hologic, Inc. (a)(b)	1,381,005	118,780,240
Incyte Corp. (b)	762,712	56,753,400
Jazz Pharmaceuticals PLC (b)	484,608	68,072,886
Maravai LifeSciences Holdings, Inc. (a)(b)	2,099,885	28,957,414
McKesson Corp.	804,160	292,907,238
Pfizer, Inc.	6,755,175	262,708,756
Premier, Inc. (a)	747,161	24,902,876
Quest Diagnostics, Inc. (a)	618,928	85,913,396
QuidelOrtho Corp. (b)	558,801	50,264,150
United Therapeutics Corp. (b)	174,740	40,212,916
Viatris, Inc.	14,862,825	138,670,157
		2,463,953,792
Industrials — 6.7%
Advanced Drainage Systems, Inc. (a)	418,064	35,836,446
Allison Transmission Holdings, Inc.	666,085	32,498,287
Builders FirstSource, Inc. (b)	2,423,327	229,658,700
CACI International, Inc. (b)	144,602	45,306,699
CH Robinson Worldwide, Inc. (a)	999,368	100,806,250
Expeditors International of Washington, Inc. (a)	1,230,765	140,110,287
Knight-Swift Transportation Holdings, Inc. (a)	759,721	42,787,487
Landstar System, Inc. (a)	216,668	38,140,068
ManpowerGroup, Inc.	269,178	20,379,466
Owens Corning (a)	860,584	91,918,977
Robert Half International, Inc. (a)	507,653	37,058,669
Textron, Inc.	1,008,204	67,489,176
		881,990,512
Information Technology — 6.7%
Cirrus Logic, Inc. (a)(b)	329,844	28,297,317
Cisco Systems, Inc.	5,640,673	266,521,799
Cognizant Technology Solutions Corp.	2,356,644	140,715,213
Dropbox, Inc. - Class A (a)(b)	2,732,309	55,575,165
DXC Technology Co. (b)	2,247,743	53,608,671

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 99.1% (Continued)

Information Technology — 6.7% (Continued)
F5, Inc. (b)	237,856	$31,958,332
GoDaddy, Inc. - Class A (b)	803,088	60,777,700
NetApp, Inc.	902,312	56,746,402
Pure Storage, Inc. (a)(b)	1,598,842	36,501,563
Qorvo, Inc. (b)	612,381	56,388,042
Teradata Corp. (b)	646,010	25,007,047
Zoom Video Communications, Inc. - Class A (a)(b)	1,122,943	68,982,388
		881,079,639
Materials — 13.1%
CF Industries Holdings, Inc.	2,615,994	187,252,850
Cleveland-Cliffs, Inc. (a)(b)	4,307,321	66,246,597
Dow, Inc.	4,778,496	259,950,182
Eagle Materials, Inc. (a)	219,412	32,519,053
Huntsman Corp.	1,400,122	37,509,268
LyondellBasell Industries NV	2,865,915	271,144,218
Mosaic Co. (a)	3,115,609	133,503,846
Nucor Corp.	1,562,363	231,510,949
Olin Corp. (a)	1,814,740	100,536,596
Reliance Steel & Aluminum Co. (a)	447,315	110,844,657
Steel Dynamics, Inc. (a)	1,594,483	165,746,508
Westlake Chemical Corp. (a)	1,217,720	138,552,182
		1,735,316,906
Real Estate — 2.1%
Zillow Group, Inc. - Class C (a)(b)	6,448,042	280,747,749
TOTAL COMMON STOCKS (Cost $12,766,321,706)		13,095,689,567

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Weyerhaeuser Co.	4,307,636	128,841,393
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $144,339,257)		128,841,393

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$24,546,430	24,546,430
TOTAL SHORT-TERM INVESTMENTS (Cost $24,546,430)		24,546,430

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	1,074,712,013	$1,074,712,013
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,074,712,013)		1,074,712,013

Total Investments (Cost $14,009,919,406) — 108.4%		14,323,789,403
Liabilities in Excess of Other Assets — (8.4)%		(1,103,913,784)
TOTAL NET ASSETS — 100.0%		$13,219,875,619

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $1,062,795,125 or 8.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.1%

Communication Services — 2.7%
Cars.com, Inc. (a)(b)	597,135	$11,685,932
TechTarget, Inc. (a)(b)	203,557	6,939,258
The Marcus Corp. (a)	342,349	5,997,955
Thryv Holdings, Inc. (a)(b)	507,330	11,394,632
YELP, Inc. (b)	636,783	19,052,547
		55,070,324
Consumer Discretionary — 30.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	2,992,373	21,395,467
Asbury Automotive Group, Inc. (a)(b)	184,009	35,598,381
Cavco Industries, Inc. (a)(b)	63,380	19,027,944
Century Communities, Inc. (a)	468,748	31,565,490
Chico’s FAS, Inc. (a)(b)	3,592,203	18,104,703
Ethan Allen Interiors, Inc. (a)	326,271	9,112,749
Group 1 Automotive, Inc. (a)	187,395	42,066,430
La-Z-Boy, Inc. (a)	507,549	14,581,883
LCI Industries (a)	393,155	44,410,789
M/I Homes, Inc. (b)	274,751	18,584,158
MDC Holdings, Inc. (a)	1,170,720	47,964,398
Meritage Homes Corp. (a)	319,444	40,904,804
Monarch Casino & Resort, Inc. (a)	127,306	8,829,944
Monro, Inc. (a)	337,716	16,507,558
Movado Group, Inc. (a)	162,683	4,167,938
Patrick Industries, Inc. (a)	434,541	29,822,549
Perdoceo Education Corp. (b)	921,167	11,956,748
PetMed Express, Inc. (a)	120,951	1,859,017
Signet Jewelers Ltd. (a)	571,082	42,020,213
Steven Madden Ltd. (a)	657,413	23,035,751
Stride, Inc. (b)	415,725	17,859,546
Sturm Ruger & Co., Inc. (a)	80,570	4,637,609
The Buckle, Inc. (a)	473,258	15,868,341
Tri Pointe Homes, Inc. (a)(b)	1,518,820	43,559,758
Vista Outdoor, Inc. (a)(b)	1,181,279	28,468,824
Winnebago Industries, Inc. (a)	436,172	25,359,040
		617,270,032
Consumer Staples — 2.6%
Cal-Maine Foods, Inc. (a)	620,142	29,456,745
Medifast, Inc. (a)	151,835	13,915,678
USANA Health Sciences, Inc. (b)	140,286	9,310,782
		52,683,205
Energy — 17.2%
Callon Petroleum Co. (a)(b)	1,129,787	37,441,141
Civitas Resources, Inc. (a)	612,699	42,306,866
Comstock Resources, Inc. (a)	3,812,713	43,846,199
CONSOL Energy, Inc.	719,885	42,717,976
Dorian LPG Ltd.	632,088	14,044,995

	Shares	Value
Energy — 17.2% (Continued)
NexTier Oilfield Solutions, Inc. (a)(b)	2,334,296	$18,861,112
Par Pacific Holdings, Inc. (b)	1,056,488	24,753,514
REX American Resources Corp. (b)	259,582	7,343,575
SM Energy Co. (a)	1,443,093	40,522,051
Talos Energy, Inc. (a)(b)	2,507,058	34,171,201
US Silica Holdings, Inc. (b)	1,744,816	22,769,849
Vital Energy, Inc. (a)(b)	456,331	21,233,081
		350,011,560
Health Care — 9.2%
AMN Healthcare Services, Inc. (a)(b)	473,485	40,885,430
Catalyst Pharmaceuticals, Inc. (a)(b)	532,610	8,479,151
Collegium Pharmaceutical, Inc. (a)(b)	459,030	10,681,628
Corcept Therapeutics, Inc. (b)	538,666	12,136,145
Cross Country Healthcare, Inc. (a)(b)	484,969	10,659,618
Embecta Corp. (a)	928,072	25,753,998
Innoviva, Inc. (a)(b)	1,696,910	19,904,754
Ironwood Pharmaceuticals, Inc. (a)(b)	2,344,987	24,411,315
Ligand Pharmaceuticals, Inc. (a)(b)	159,159	12,151,790
Pediatrix Medical Group, Inc. (b)	864,972	12,395,049
Veradigm, Inc. (a)(b)	742,555	9,274,512
		186,733,390
Industrials — 18.6%
American Woodmark Corp. (b)	241,154	12,183,100
ArcBest Corp. (a)	287,082	27,100,541
Boise Cascade Co.	639,214	43,664,708
Encore Wire Corp. (a)	224,536	35,101,713
Forrester Research, Inc. (b)	133,914	4,143,299
Forward Air Corp. (a)	188,263	19,863,629
GMS, Inc. (a)(b)	638,549	37,074,155
Heidrick & Struggles International, Inc.	312,294	7,841,702
Hub Group, Inc. - Class A (b)	245,347	18,499,164
Korn/Ferry International	501,172	24,066,279
Liquidity Services, Inc. (b)	182,214	2,381,537
Matson, Inc. (a)	670,593	45,620,442
Mueller Industries, Inc. (a)	579,797	41,658,415
PGT Innovations, Inc. (b)	651,287	16,712,024
Quanex Building Products Corp.	396,035	7,564,269
Titan International, Inc. (b)	849,754	8,293,599
TrueBlue, Inc. (b)	531,064	8,045,620
Veritiv Corp. (a)	165,967	19,064,629
		378,878,825
Information Technology — 10.7%
Adeia, Inc.	1,711,450	13,075,478
Cohu, Inc. (b)	262,381	8,878,973
Consensus Cloud Solutions, Inc. (b)	269,516	10,061,032
CTS Corp. (a)	224,603	8,806,684
Digital Turbine, Inc. (a)(b)	1,049,302	12,308,312
Extreme Networks, Inc. (b)	969,678	17,240,875

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 99.1% (Continued)

Information Technology — 10.7% (Continued)
InterDigital, Inc. (a)	300,081	$20,327,487
Kulicke & Soffa Industries, Inc. (a)	610,267	29,085,325
MaxLinear, Inc. (b)	954,647	23,035,632
NetScout Systems, Inc. (b)	659,129	17,934,900
Photronics, Inc. (a)(b)	654,182	9,459,472
Progress Software Corp. (a)	314,428	17,255,809
Semtech Corp. (a)(b)	484,119	9,435,479
TTM Technologies, Inc. (a)(b)	1,202,907	14,206,332
Veeco Instruments, Inc. (a)(b)	367,860	6,775,981
		217,887,771
Materials — 7.8%
AdvanSix, Inc. (a)	458,034	17,258,721
Clearwater Paper Corp. (b)	301,027	10,867,075
FutureFuel Corp.	717,750	5,383,125
Mercer International, Inc.	1,576,323	15,337,623
Olympic Steel, Inc.	288,454	13,433,303
SunCoke Energy, Inc.	1,325,627	10,313,378
Sylvamo Corp.	813,607	37,279,473
TimkenSteel Corp. (b)	565,830	9,471,994
Warrior Met Coal, Inc.	1,103,538	38,149,308
		157,494,000
TOTAL COMMON STOCKS (Cost $1,986,698,322)		2,016,029,107

REAL ESTATE INVESTMENT TRUSTS — 0.8%
The GEO Group, Inc. (a)(b)	2,227,235	16,771,080
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,361,030)		16,771,080
	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$1,891,529	1,891,529
TOTAL SHORT-TERM INVESTMENTS (Cost $1,891,529)		1,891,529

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 30.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	615,208,781	$615,208,781
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $615,208,781)		615,208,781

Total Investments (Cost $2,627,159,662) — 130.2%		2,649,900,497
Liabilities in Excess of Other Assets — (30.2)%		(614,136,074)
TOTAL NET ASSETS — 100.0%		$2,035,764,423

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $610,198,777 or 30.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 97.0%

Australia — 7.3%
Aurizon Holdings Ltd.	792,242	$1,792,853
BHP Group Ltd. - ADR (a)	483,428	28,541,589
Coles Group Ltd.	377,766	4,549,410
Fortescue Metals Group Ltd.	2,240,093	31,038,701
Origin Energy Ltd.	476,605	2,630,180
South32 Ltd.	2,720,903	7,633,781
Telstra Corp. Ltd.	3,602,251	10,416,366
Woodside Energy Group Ltd. - ADR (a)	1,249,793	28,445,289
		115,048,169
Canada — 2.0%
Canadian Natural Resources Ltd.	298,158	18,168,745
Suncor Energy, Inc.	428,947	13,430,219
		31,598,964
Chile — 0.6%
Antofagasta PLC	533,004	9,783,239

China — 0.5%
Lenovo Group Ltd.	5,251,319	5,365,281
Want Want China Holdings Ltd.	3,825,399	2,436,669
		7,801,950
Denmark — 1.6%
AP Moller - Maersk A/S - Class B	14,081	25,385,142

Finland — 0.5%
Kone Oyj - Class B	148,382	8,453,091

France — 8.1%
Cie de Saint-Gobain	145,541	8,406,712
Danone SA	198,613	13,128,960
Engie SA (a)	1,162,861	18,600,240
Orange SA - ADR (a)	1,501,361	19,547,720
Sanofi - ADR	667,103	35,790,076
TotalEnergies SE	495,718	31,691,252
		127,164,960
Germany — 11.1%
BASF SE	509,330	26,293,757
Bayer AG - ADR	1,164,613	19,029,776
Bayerische Motoren Werke AG	334,806	37,423,661
Deutsche Post AG	459,674	22,043,605
Deutsche Telekom AG	1,313,653	31,671,729
Fresenius Medical Care AG & Co. KGaA (a) - ADR	207,330	5,021,533
Mercedes-Benz Group AG	445,420	34,641,378
		176,125,439

	Shares	Value
Hong Kong — 5.0%
CK Hutchison Holdings Ltd.	1,690,271	$11,304,864
CK Infrastructure Holdings Ltd.	1,151,583	6,543,044
Jardine Matheson Holdings Ltd.	88,121	4,247,432
JS Global Lifestyle Co. Ltd. (b)	1,014,823	895,928
Man Wah Holdings Ltd.	1,192,631	999,728
Orient Overseas International Ltd.	1,703,994	34,472,142
Power Assets Holdings Ltd.	1,076,817	6,145,675
SITC International Holdings Co. Ltd.	4,667,298	8,597,725
WH Group Ltd. (b)	3,799,471	2,110,373
Xinyi Glass Holdings Ltd.	2,358,071	4,295,786
		79,612,697
Israel — 0.3%
ICL Group Ltd.	806,183	4,942,365

Italy — 2.1%
Eni SpA - ADR (a)	827,292	25,050,402
Snam SpA	1,402,808	7,790,630
		32,841,032
Japan — 11.6%
Honda Motor Co. Ltd. - ADR	514,868	13,685,192
Inpex Corp.	409,430	4,426,514
Isuzu Motors Ltd.	261,026	3,048,129
Japan Tobacco, Inc.	751,949	16,135,072
Marubeni Corp.	659,863	9,298,961
Mitsubishi Corp.	401,742	14,796,443
Mitsui OSK Lines Ltd.	508,327	12,536,084
Nintendo Co. Ltd. - ADR	1,310,737	13,841,383
Nippon Yusen KK	1,001,952	23,555,009
SoftBank Corp.	2,165,758	24,344,808
Sumitomo Corp.	546,507	9,735,201
Sumitomo Metal Mining Co. Ltd.	127,112	4,673,228
Takeda Pharmaceutical Co. Ltd. - ADR (a)	1,108,891	18,396,502
Tokyo Electron Ltd.	126,848	14,426,289
		182,898,815
Netherlands — 1.9%
Stellantis NV	1,815,095	30,000,909

New Zealand — 0.2%
Spark New Zealand Ltd.	801,458	2,592,095

Norway — 0.9%
Telenor ASA	1,106,406	13,802,758

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.0% (Continued)

Singapore — 0.8%
Jardine Cycle & Carriage Ltd.	118,657	$3,012,777
Singapore Telecommunications Ltd.	5,098,906	9,744,228
		12,757,005
South Korea — 2.0%
Kia Corp.	144,883	9,147,201
Korea Zinc Co. Ltd.	4,905	1,880,054
KT&G Corp.	47,506	3,045,438
LG Uplus Corp.	163,135	1,343,207
POSCO Holdings, Inc. - ADR (a)	116,802	8,306,958
S-Oil Corp.	52,859	2,946,265
SK Telecom Co. Ltd. - ADR (a)	242,706	4,795,871
		31,464,994
Spain — 2.5%
Endesa SA	547,946	12,299,079
Repsol SA	383,179	5,634,613
Telefonica SA - ADR (a)	4,774,779	21,534,253
		39,467,945
Sweden — 1.8%
H & M Hennes & Mauritz AB - Class B	768,827	11,236,590
Telefonaktiebolaget LM Ericsson - ADR	1,065,187	5,847,877
Volvo AB	584,776	12,020,495
		29,104,962
Switzerland — 6.4%
Glencore PLC	4,363,612	25,719,920
Holcim Ltd.	204,446	13,453,615
Kuehne + Nagel International AG	38,602	11,396,843
Novartis AG - ADR	335,253	34,386,900
SGS SA	47,526	4,283,375
Swisscom AG	16,607	11,389,037
		100,629,690
United Kingdom — 13.5%
Anglo American PLC	635,677	19,532,867
BP PLC - ADR	853,122	34,363,754
British American Tobacco PLC - ADR	714,731	26,480,784
GSK PLC - ADR	805,990	29,039,820
Imperial Brands PLC	504,735	12,480,409
Rio Tinto PLC - ADR (a)	433,510	27,740,305
Tesco PLC	2,871,699	10,144,961
Unilever PLC - ADR	588,558	32,682,626
Vodafone Group PLC - ADR	1,749,390	20,905,210
		213,370,736

	Shares	Value
United States — 16.3%
3M Co.	186,140	$19,771,791
Altria Group, Inc.	629,925	29,927,737
AT&T, Inc.	1,578,361	27,889,639
Dow, Inc.	276,397	15,035,998
EOG Resources, Inc.	216,488	25,863,821
International Business Machines Corp.	202,110	25,548,725
Newmont Goldcorp Corp.	261,892	12,413,681
Philip Morris International, Inc.	287,155	28,706,885
Southern Copper Corp. (a)	360,232	27,676,625
The Kraft Heinz Co. (a)	354,149	13,907,431
Verizon Communications, Inc.	786,388	30,535,446
		257,277,779
TOTAL COMMON STOCKS (Cost $1,471,372,401)		1,532,124,736

PREFERRED STOCKS — 2.0%

Germany — 2.0%
Volkswagen AG	235,055	32,034,118
TOTAL PREFERRED STOCKS (Cost $33,230,965)		32,034,118

	Principal Amount
SHORT-TERM INVESTMENTS- 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$2,914,387	2,914,387
TOTAL SHORT-TERM INVESTMENTS (Cost $2,914,387)		2,914,387
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	133,954,312	133,954,312
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $133,954,312)		133,954,312

Total Investments (Cost $1,641,472,065) — 107.7%		1,701,027,553
Liabilities in Excess of Other Assets — (7.7)%		(121,467,148)
TOTAL NET ASSETS — 100.0%		$1,579,560,405

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

ADR	American Depositary Receipt

(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $130,160,519 or 8.2% of net assets.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $3,006,301, which represents 0.2% of net assets.

(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.2%

Australia — 6.4%
BHP Group Ltd. - ADR (a)	168,795	$9,965,657
BlueScope Steel Ltd.	165,957	2,181,998
Fortescue Metals Group Ltd.	465,105	6,444,489
Incitec Pivot Ltd.	280,980	593,099
Origin Energy Ltd.	537,650	2,967,061
Qantas Airways Ltd. (b)	488,884	2,135,062
Santos Ltd.	665,890	3,115,177
Sonic Healthcare Ltd.	98,966	2,320,815
South32 Ltd.	1,416,998	3,975,538
Whitehaven Coal Ltd.	418,910	1,995,786
		35,694,682
Canada — 9.7%
Canadian Natural Resources Ltd.	175,590	10,705,722
Cenovus Energy, Inc.	472,294	7,934,539
Imperial Oil Ltd.	180,092	9,172,085
NUTRIEN Ltd.	101,425	7,038,895
Suncor Energy, Inc.	329,618	10,323,636
Teck Resources Ltd. - Class B	125,528	5,849,605
Tourmaline Oil Corp.	58,778	2,640,748
		53,665,230
China — 1.2%
Lenovo Group Ltd.	6,305,230	6,442,064

Denmark — 3.7%
AP Moller - Maersk A/S - Class B	4,956	8,934,647
Carlsberg A/S - Class B	21,302	3,519,105
DSV A/S	35,657	6,697,054
Pandora A/S	12,675	1,169,596
		20,320,402
Finland — 0.3%
Stora Enso Oyj - Class R	125,066	1,584,823

France — 7.3%
Carrefour SA	255,493	5,309,633
Cie de Saint-Gobain	100,509	5,805,582
Eiffage SA	32,484	3,862,200
Publicis Groupe SA	57,173	4,669,498
Rexel SA	62,152	1,438,196
Thales SA	38,099	5,810,232
TotalEnergies SE - ADR	173,148	11,069,352
Vivendi SE	209,564	2,298,572
		40,263,265
Germany — 7.0%
adidas AG - ADR	72,210	6,334,261
Bayerische Motoren Werke AG	117,378	13,120,179
Deutsche Lufthansa AG (b)	631,046	6,765,777
Deutsche Post AG	257,670	12,356,530
		38,576,747

	Shares	Value
Hong Kong - 2.1%
Orient Overseas International Ltd.	588,340	$11,902,237

Italy — 2.0%
Eni SpA - ADR (a)	361,135	10,935,168

Japan — 19.7%
Asics Corp.	25,764	713,854
CyberAgent, Inc.	152,982	1,326,080
Honda Motor Co. Ltd. - ADR	437,008	11,615,673
Inpex Corp.	405,625	4,385,376
ITOCHU Corp.	293,029	9,661,171
Japan Tobacco, Inc.	266,931	5,727,717
Kawasaki Kisen Kaisha Ltd.	142,228	3,366,621
KDDI Corp.	353,483	11,021,291
Marubeni Corp.	414,522	5,841,552
Mitsubishi Corp.	319,316	11,760,635
Mitsubishi Heavy Industries Ltd.	68,722	2,586,060
Mitsui OSK Lines Ltd.	114,810	2,831,382
Nexon Co. Ltd.	82,346	1,855,497
Nippon Yusen KK	203,530	4,784,811
Niterra Co. Ltd.	34,726	722,327
Nitto Denko Corp.	16,087	1,034,329
Renesas Electronics Corp. (b)	526,496	6,847,597
SCREEN Holdings Co. Ltd.	8,196	661,720
Secom Co. Ltd.	23,127	1,476,448
Shin-Etsu Chemical Co. Ltd.	199,630	5,660,176
Shinko Electric Industries Co. Ltd.	20,214	594,202
Subaru Corp.	125,402	2,020,312
Sumitomo Forestry Co. Ltd.	56,206	1,206,668
Suntory Beverage & Food Ltd.	36,834	1,381,495
Takeda Pharmaceutical Co. Ltd. - ADR (a)	617,680	10,247,311
		109,330,305
Luxembourg — 2.2%
ArcelorMittal	390,324	11,057,861
B&M European Value Retail SA	220,262	1,327,883
		12,385,744
Netherlands — 2.9%
OCI NV	137,414	3,617,353
Randstad Holding NV	24,555	1,331,758
Stellantis NV	685,979	11,338,246
		16,287,357
Norway — 3.0%
Aker BP ASA	208,061	4,968,685
Equinor ASA - ADR	281,817	8,099,421
Norsk Hydro ASA	478,410	3,511,406
		16,579,512

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)

South Korea — 6.4%
HMM Co. Ltd.	629,429	$9,593,807
Kia Corp.	197,608	12,475,998
Korean Air Lines Co. Ltd.	305,545	5,216,455
Krafton, Inc. (b)	5,730	822,425
POSCO - ADR (a)	69,273	4,926,696
SK Telecom Co. Ltd. - ADR (a)	116,107	2,294,274
		35,329,655
Spain — 5.8%
Industria de Diseno Textil SA	395,914	13,593,838
Red Electrica Corp. SA	103,202	1,876,927
Repsol SA	452,416	6,652,737
Telefonica SA	2,224,090	10,109,277
		32,232,779
Sweden — 1.6%
H & M Hennes & Mauritz AB - Class B	310,391	4,536,438
Tele2 AB - Class B	138,819	1,474,818
Telefonaktiebolaget LM Ericsson - ADR (a)	555,297	3,048,581
		9,059,837
Switzerland — 1.4%
Kuehne + Nagel International AG	26,807	7,914,490

United Kingdom — 16.5%
Anglo American PLC	256,837	7,892,000
Barratt Developments PLC	173,844	1,092,397
BP PLC - ADR	298,117	12,008,153
British American Tobacco PLC - ADR	249,540	9,245,457
Centrica PLC	942,731	1,356,575
GSK PLC - ADR	298,562	10,757,189
Howden Joinery Group PLC	84,950	730,888
Imperial Brands PLC	208,373	5,152,368
J Sainsbury PLC	727,024	2,525,442
JD Sports Fashion PLC	783,065	1,584,927
Persimmon PLC	29,785	491,862
Rio Tinto PLC - ADR (a)	151,429	9,689,942
Shell PLC - ADR (a)	181,404	11,243,420
Taylor Wimpey PLC	347,147	559,309
Tesco PLC	1,768,168	6,246,475
Vodafone Group PLC - ADR	942,823	11,266,735
		91,843,139
TOTAL COMMON STOCKS (Cost $521,629,032)		550,347,436

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$1,482,100	$1,482,100
TOTAL SHORT-TERM INVESTMENTS (Cost $1,482,100)		1,482,100

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	33,888,836	33,888,836
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,888,836)		33,888,836

Total Investments (Cost $556,999,968) — 105.6%		585,718,372
Liabilities in Excess of Other Assets — (5.6)%		(31,134,562)
TOTAL NET ASSETS — 100.0%		$554,583,810

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $33,278,717 or 6.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 92.4%

Brazil — 4.2%
Ambev SA - ADR	297,770	$833,756
CPFL Energia SA	35,085	232,057
EDP - Energias do Brasil SA	51,621	232,552
Telefonica Brasil SA - ADR	81,004	661,803
TIM SA/Brazil - ADR (a)	19,514	271,635
Transmissora Alianca de Energia Eletrica SA	14,659	107,008
		2,338,811
Chile — 1.8%
Cencosud SA	185,935	378,895
Sociedad Quimica y Minera de Chile SA - ADR	9,372	632,423
		1,011,318
China — 25.3%
Aluminum Corp. of China Ltd. - Class H	2,513,946	1,486,017
China Coal Energy Co. Ltd. - Class H	1,216,279	1,041,243
China Hongqiao Group Ltd.	918,740	900,054
China Meidong Auto Holdings Ltd.	49,498	76,552
China Shenhua Energy Co. Ltd. - Class H	366,766	1,214,821
China Tower Corp. Ltd. - Class H (c)	10,086,645	1,284,980
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,019,855	1,179,706
Dongfang Electric Corp. Ltd.	180,865	255,296
Hengan International Group Co. Ltd.	49,789	221,999
JD Logistics, Inc. (b)(c)	162,136	251,993
Jiangxi Copper Co. Ltd. - Class H	482,425	855,498
NetEase, Inc. - ADR	15,351	1,368,235
PetroChina Co. Ltd. - Class H	2,316,746	1,602,610
Shanghai Fudan Microelectronics Group Co. Ltd. - Class H	230,379	694,103
Yangzijiang Shipbuilding Holdings Ltd.	311,122	289,123
Yankuang Energy Group - Class H	347,052	1,187,103
		13,909,333
Colombia — 2.0%
Ecopetrol SA (a) - ADR	110,983	1,078,755

Greece — 1.0%
Hellenic Telecommunications Organization SA	16,155	235,867
OPAP SA	18,810	320,436
		556,303

	Shares	Value
Hong Kong — 3.4%
Geely Automobile Holdings Ltd.	585,577	$719,882
Kunlun Energy Co. Ltd.	765,998	708,458
Sino Biopharmaceutical Ltd.	758,002	419,092
		1,847,432
Hungary — 0.2%
Richter Gedeon Nyrt	5,374	129,687

Indonesia — 7.4%
Adaro Energy Tbk PT	4,264,455	909,867
Astra International Tbk PT	2,205,615	1,014,853
Bukit Asam Tbk PT	1,371,544	387,061
Perusahaan Gas Negara Tbk PT	2,313,015	225,468
Telkom Indonesia Persero Tbk PT - ADR	31,476	906,509
United Tractors Tbk PT	311,109	612,887
		4,056,645
Malaysia — 1.1%
Genting Malaysia Bhd	200,444	121,781
Petronas Chemicals Group Bhd	315,653	501,025
		622,806
Mexico — 6.3%
Arca Continental SAB de CV	46,403	443,267
Coca-Cola Femsa SAB de CV - ADR	4,303	363,259
Fomento Economico Mexicano SAB de CV - ADR	11,305	1,096,811
Grupo Aeroportuario del Sureste SAB de CV - ADR	649	185,822
Grupo Mexico SAB de CV	258,488	1,264,154
Promotora y Operadora de Infraestructura SAB de CV	10,162	105,754
		3,459,067
Qatar — 1.9%
Industries Qatar QSC	226,426	793,735
Qatar Aluminum Manufacturing Co.	143,084	60,536
Qatar Fuel QSC	46,852	212,893
		1,067,164
Russia — –% (d)(e)
Alrosa PJSC (b)	91,900	—
Inter RAO UES PJSC	1,901,988	—
LUKOIL PJSC - ADR (b)	2,652	—
Magnit PJSC (b)	1,958	—
Magnit PJSC - GDR (b)	4	—
Magnitogorsk Iron & Steel Works PJSC (b)	106,418	—
Magnitogorsk Iron & Steel Works PJSC - GDR (b)	2,458	—
Severstal PAO (b)	9,320	—
Severstal PAO - GDR (b)	2,129	—
Surgutneftegas PJSC	477,461	—

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 92.4% (Continued)

Russia — –% (d)(e) (Continued)
Tatneft PJSC	3,600	$—
		—
South Africa — 7.5%
African Rainbow Minerals Ltd.	14,765	185,405
Anglo American Platinum Ltd.	11,176	661,811
Exxaro Resources Ltd.	38,275	401,362
Impala Platinum Holdings Ltd.	58,005	563,608
Kumba Iron Ore Ltd.	17,289	419,378
Mr Price Group Ltd.	8,802	72,379
MTN Group Ltd.	69,751	489,296
MultiChoice Group	20,408	127,731
Northam Platinum Holdings Ltd. (b)	14,201	138,994
Sibanye Stillwater Ltd. - ADR (a)	54,522	487,972
The Bidvest Group Ltd.	9,596	131,435
Vodacom Group Ltd.	47,389	324,424
Woolworths Holdings Ltd.	40,188	142,913
		4,146,708
Taiwan — 18.6%
Catcher Technology Co. Ltd.	41,750	245,808
Cheng Shin Rubber Industry Co. Ltd.	148,544	182,645
China Airlines Ltd.	657,099	406,111
Eva Airways Corp.	589,594	514,942
Evergreen Marine Corp. Taiwan Ltd.	205,157	1,077,753
Globalwafers Co. Ltd.	22,211	347,515
Innolux Corp. (f)	0	0
Largan Precision Co. Ltd.	3,307	216,218
Lite-On Technology Corp.	64,037	153,101
Micro-Star International Co. Ltd.	38,534	182,376
Nanya Technology Corp.	107,561	237,217
Novatek Microelectronics Corp.	49,801	677,945
Realtek Semiconductor Corp.	25,683	299,917
Sino-American Silicon Products, Inc.	69,321	332,596
Unimicron Technology Corp.	95,937	452,496
United Microelectronics Corp. - ADR (a)	127,916	1,027,165
Vanguard International Semiconductor Corp.	54,298	153,131
Wan Hai Lines Ltd.	436,396	922,688
Wistron Corp.	823,827	1,246,091
Wiwynn Corp.	14,290	541,526
Yang Ming Marine Transport Corp.	501,700	1,029,756
		10,246,997
Thailand — 2.8%
Advanced Info Service PCL	86,773	543,800
Banpu PCL	880,139	234,549
PTT Exploration & Production PCL	170,739	740,007
		1,518,356

	Shares	Value
Turkey — 6.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	48,175	$155,907
BIM Birlesik Magazalar AS	14,903	119,674
Enka Insaat ve Sanayi AS	178,538	250,944
KOC Holding AS	286,726	1,115,123
Koza Altin Isletmeleri AS	111,720	108,438
Turk Hava Yollari AO (b)	153,796	1,010,468
Turkcell Iletisim Hizmetleri AS	224,543	382,098
Turkiye Petrol Rafinerileri AS	155,542	530,161
		3,672,813
United Arab Emirates — 2.2%
ADNOC Drilling Co. PJSC	377,586	441,098
Fertiglobe PLC	728,077	761,325
		1,202,423
TOTAL COMMON STOCKS (Cost $50,974,700)		50,864,618

PREFERRED STOCKS — 6.2%

Brazil — 6.2%
Braskem SA	80,748	317,954
Cia Energetica de Minas Gerais - ADR (a)	195,226	472,447
Cia Paranaense de Energia	137,683	220,831
Gerdau SA - ADR (a)	134,799	672,647
Metalurgica Gerdau SA	293,350	682,825
Petroleo Brasileiro SA - ADR	108,839	1,032,882
TOTAL PREFERRED STOCKS (Cost $3,514,990)		3,399,586

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 3.760% (g)	$178,835	178,835
TOTAL SHORT-TERM INVESTMENTS (Cost $178,835)		178,835

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (g)	3,496,672	$3,496,672
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,496,672)		3,496,672

Total Investments (Cost $58,165,197) — 105.3%		57,939,711
Liabilities in Excess of Other Assets — (5.3)%		(2,888,928)
TOTAL NET ASSETS — 100.0%		$55,050,783

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $3,416,172 or 6.2% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,536,973, which represents 2.8% of net assets.

(d)	Value determined using significant unobservable inputs.
(e)	Less than 0.05%.
(f)	Less than 0.5 shares and $0.50.
(g)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Large Cap Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 2.8%
Activision Blizzard, Inc.	1,796	$139,567
Nexstar Media Group, Inc.	781	135,465
The Trade Desk Inc. - Class A (a)	1,916	123,276
TripAdvisor, Inc. (a)	5,355	94,944
ZoomInfo Technologies, Inc. (a)	2,074	45,441
		538,693
Consumer Discretionary — 9.8%
Airbnb, Inc. - Class A (a)	1,898	227,133
Booking Holdings, Inc. (a)	183	491,595
Choice Hotels International, Inc.	1,483	189,112
Etsy, Inc. (a)	2,425	244,998
Expedia Group, Inc. (a)	1,974	185,477
H&R Block, Inc.	2,501	84,809
McDonald’s Corp.	740	218,855
Wyndham Hotels & Resorts, Inc.	4,100	279,702
		1,921,681
Consumer Staples — 2.8%
Altria Group, Inc.	3,907	185,622
Olaplex Holdings, Inc. (a)	9,407	34,806
Philip Morris International, Inc.	1,751	175,047
The Coca-Cola Co.	2,340	150,111
		545,586
Energy — 8.2%
Antero Resources Corp. (a)	2,382	54,762
APA Corp.	3,595	132,476
Cheniere Energy, Inc.	914	139,842
ConocoPhillips	1,192	122,645
Coterra Energy, Inc.	3,432	87,859
Diamondback Energy, Inc.	1,404	199,649
DT Midstream, Inc.	2,229	109,823
Marathon Oil Corp.	5,619	135,755
Occidental Petroleum Corp.	1,491	91,741
PDC Energy, Inc.	2,136	138,947
Pioneer Natural Resources Co.	405	88,108
Range Resources Corp.	3,246	85,856
Texas Pacific Land Corp.	78	115,257
The Williams Cos., Inc.	3,473	105,093
		1,607,813
Financials — 4.5%
MasterCard, Inc. - Class A	674	256,140
Visa, Inc. - Class A	1,138	264,847
WEX, Inc. (a)	1,975	350,266
		871,253
Health Care — 21.4%
AbbVie, Inc.	1,856	280,479
Amgen, Inc.	592	141,926
Bio-Techne Corp.	1,368	109,276

	Shares	Value
Health Care — 21.4% (Continued)
Bristol-Myers Squibb Co.	2,558	$170,798
Danaher Corp.	468	110,874
Doximity, Inc. - Class A (a)	4,917	180,700
Gilead Sciences, Inc.	4,994	410,557
Hologic, Inc. (a)	3,999	343,954
Incyte Corp. (a)	3,116	231,862
Jazz Pharmaceuticals PLC (a)	781	109,707
Maravai LifeSciences Holdings, Inc. (a)	4,336	59,793
Merck & Co., Inc.	3,581	413,498
Pfizer, Inc.	2,700	105,003
Premier, Inc.	3,667	122,221
QIAGEN NV (a)	3,628	161,845
QuidelOrtho Corp. (a)	2,772	249,341
Regeneron Pharmaceuticals, Inc. (a)	569	456,218
United Therapeutics Corp. (a)	945	217,473
Veeva Systems, Inc. - Class A (a)	519	92,942
Vertex Pharmaceuticals, Inc. (a)	631	215,001
		4,183,468
Industrials — 2.4%
CSX Corp.	4,448	136,287
Paychex, Inc.	979	107,553
Union Pacific Corp.	575	112,527
Verisk Analytics, Inc.	626	121,513
		477,880
Information Technology — 46.0%
Adobe, Inc. (a)	302	114,023
Akamai Technologies, Inc. (a)	1,158	94,921
Analog Devices, Inc.	1,886	339,254
ANSYS, Inc. (a)	1,172	367,914
Apple, Inc.	838	142,192
Atlassian Corp. - Class A (a)	371	54,782
Autodesk, Inc. (a)	724	141,028
Bentley Systems, Inc. - Class B	5,855	249,189
Broadcom, Inc.	528	330,792
Cadence Design System, Inc. (a)	1,311	274,589
Cirrus Logic, Inc. (a)	4,546	390,001
Cisco Systems, Inc.	4,712	222,642
Cognex Corp.	5,541	264,250
Crowdstrike Holdings, Inc. - Class A (a)	522	62,666
Dolby Laboratories, Inc. - Class A	3,237	270,905
Dropbox, Inc. - Class A (a)	6,481	131,824
Dynatrace, Inc. (a)	6,012	254,187
Enphase Energy, Inc. (a)	345	56,649
Fair Isaac Corp. (a)	891	648,603
Fortinet, Inc. (a)	5,932	374,013
Gen Digital, Inc.	5,271	93,139
GoDaddy, Inc. - Class A (a)	2,095	158,550

The accompanying notes are an integral part of the financial statements.

Pacer US Large Cap Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Information Technology — 46.0% (Continued)
Intuit, Inc.	321	$142,508
KLA Corp.	660	255,116
Lattice Semiconductor Corp. (a)	7,812	622,616
Manhattan Associates, Inc. (a)	1,172	194,177
Microchip Technology, Inc.	4,606	336,192
Microsoft Corp.	524	161,004
Palo Alto Networks, Inc. (a)	889	162,207
PTC, Inc. (a)	1,921	241,643
Pure Storage, Inc. (a)	6,127	139,879
Qorvo, Inc. (a)	2,633	242,447
ServiceNow, Inc. (a)	351	161,256
Synopsys, Inc. (a)	552	204,969
Teradata Corp. (a)	9,330	361,164
Texas Instruments, Inc.	1,092	182,582
VeriSign, Inc. (a)	1,145	253,961
VMware, Inc. (a)	1,109	138,658
Zoom Video Communications, Inc. - Class A (a)	1,723	105,844
Zscaler, Inc. (a)	768	69,197
		9,011,533
Materials — 2.0%
CF Industries Holdings, Inc.	1,082	77,450
Eagle Materials, Inc.	2,153	319,096
		396,546
TOTAL COMMON STOCKS (Cost $19,620,511)		19,554,453

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 3.760% (b)	$38,320	38,320
TOTAL SHORT-TERM INVESTMENTS (Cost $38,320)		38,320

Total Investments (Cost $19,658,831) — 100.1%		19,592,773
Liabilities in Excess of Other Assets — (0.1)%		(22,043)
TOTAL NET ASSETS — 100.0%		$19,570,730

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 0.7%
Nexstar Media Group, Inc.	1,421	$246,473

Consumer Discretionary — 1.1%
H&R Block, Inc.	5,879	199,357
Murphy USA, Inc.	838	230,643
		430,000
Energy — 46.8%
Antero Resources Corp. (a)	11,397	262,017
APA Corp.	11,885	437,962
Chevron Corp.	11,682	1,969,352
CNX Resources Corp. (a)(b)	6,569	102,017
ConocoPhillips	17,893	1,841,011
Coterra Energy, Inc. (b)	29,428	753,357
Devon Energy Corp.	25,177	1,345,207
Diamondback Energy, Inc.	7,071	1,005,496
EOG Resources, Inc.	16,620	1,985,591
EQT Corp. (b)	13,783	480,200
Exxon Mobil Corp.	17,278	2,044,678
Marathon Oil Corp.	24,206	584,817
Matador Resources Co. (b)	4,598	225,440
Murphy Oil Corp.	6,014	220,774
Occidental Petroleum Corp. (b)	31,107	1,914,014
PBF Energy, Inc. - Class A	4,979	173,568
PDC Energy, Inc.	3,559	231,513
Pioneer Natural Resources Co.	9,036	1,965,782
Range Resources Corp. (b)	9,289	245,694
Southwestern Energy Co. (a)	42,460	220,367
		18,008,857
Financials — 0.7%
WEX, Inc. (a)	1,667	295,643

Health Care — 32.3%
AbbVie, Inc.	12,451	1,881,595
Bristol-Myers Squibb Co.	28,374	1,894,532
Exelixis, Inc. (a)	12,512	228,969
Gilead Sciences, Inc.	23,452	1,927,989
Hologic, Inc. (a)	9,463	813,913
Incyte Corp. (a)	8,548	636,057
Jazz Pharmaceuticals PLC (a)	2,419	339,797
Medpace Holdings, Inc. (a)	1,200	240,168
Pfizer, Inc. (b)	47,335	1,840,858
United Therapeutics Corp. (a)	1,770	407,330
Vertex Pharmaceuticals, Inc. (a)	6,481	2,208,271
		12,419,479
Industrials — 4.7%
Builders FirstSource, Inc. (a)	5,282	500,575
Expeditors International of Washington, Inc.	5,917	673,591

	Shares	Value
Industrials — 4.7% (Continued)
Landstar System, Inc. (b)	1,387	$244,154
Simpson Manufacturing Co., Inc.	1,649	207,411
UFP Industries, Inc.	2,379	186,799
		1,812,530
Information Technology — 0.5%
Cirrus Logic, Inc. (a)(b)	2,103	180,416

Materials — 13.1%
CF Industries Holdings, Inc.	7,494	536,421
Eagle Materials, Inc.	1,392	206,308
Mosaic Co.	12,880	551,908
Nucor Corp.	9,689	1,435,716
Olin Corp.	5,107	282,928
Reliance Steel & Aluminum Co. (b)	2,268	562,010
Silgan Holdings, Inc.	4,257	209,700
Steel Dynamics, Inc. (b)	6,578	683,783
Westlake Chemical Corp. (b)	4,918	559,570
		5,028,344
TOTAL COMMON STOCKS (Cost $39,477,703)		38,421,742

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$52,632	52,632
TOTAL SHORT-TERM INVESTMENTS (Cost $52,632)		52,632

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	5,133,975	5,133,975
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,133,975)		5,133,975

Total Investments (Cost $44,664,310) — 113.3%		43,608,349
Liabilities in Excess of Other Assets — (13.3)%		(5,108,722)
TOTAL NET ASSETS — 100.0%		$38,499,627

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $5,104,746 or 13.3% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.9%

Pacer Developed Markets International Cash Cows 100 ETF	328,702	$9,857,773
Pacer Global Cash Cows Dividend ETF	288,041	9,876,926
Pacer US Cash Cows 100 ETF	206,174	9,638,635
Pacer US Cash Cows Growth ETF	279,015	9,765,804
Pacer US Small Cap Cash Cows 100 ETF	254,470	9,420,479
TOTAL EXCHANGE TRADED FUNDS (Cost $48,038,213)		48,559,617

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (a)	$64,422	64,422
TOTAL SHORT-TERM INVESTMENTS (Cost $64,422)		64,422

Total Investments (Cost $48,102,635) — 100.0%		48,624,039
Liabilities in Excess of Other Assets — 0.0% (b)		(5,815)
TOTAL NET ASSETS — 100.0%		$48,618,224

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of April 30, 2023.
(b)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
CONTINGENT VALUE RIGHTS — 0.0% (a)(b)

Health Care — 0.0% (b)
Abiomed, Inc. (a)(c)	64	$—
Achillion Pharmaceuticals, Inc. (a)(c)	6,273	2,509
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,509

U.S. GOVERNMENT NOTES/BONDS — 98.3%

United States Treasury Note/Bond
2.875%, 05/15/2043	547,000	474,448
3.625%, 08/15/2043	393,000	383,037
3.750%, 11/15/2043	400,000	396,797
3.625%, 02/15/2044	426,000	413,636
3.375%, 05/15/2044	395,000	368,831
3.125%, 08/15/2044	508,000	455,037
3.000%, 11/15/2044	445,000	389,949
2.500%, 02/15/2045	590,000	472,622
3.000%, 05/15/2045	289,000	252,491
2.875%, 08/15/2045	393,000	335,762
3.000%, 11/15/2045	232,000	202,538
2.500%, 02/15/2046	478,000	380,664
2.500%, 05/15/2046	484,000	385,177
2.250%, 08/15/2046	597,000	451,481
2.875%, 11/15/2046	269,000	229,627
3.000%, 02/15/2047	532,000	463,744
3.000%, 05/15/2047	410,000	357,148
2.750%, 08/15/2047	585,000	486,784
2.750%, 11/15/2047	589,000	490,366
3.000%, 02/15/2048	674,000	587,960
3.125%, 05/15/2048	723,000	645,616
3.000%, 08/15/2048	792,000	691,886
3.375%, 11/15/2048	813,000	760,663
3.000%, 02/15/2049	856,000	749,736
2.875%, 05/15/2049	836,000	715,858
2.250%, 08/15/2049	787,000	592,217
2.375%, 11/15/2049	739,000	571,253
2.000%, 02/15/2050	929,000	658,864
1.250%, 05/15/2050	1,079,000	628,602
1.375%, 08/15/2050	1,216,000	731,167
1.625%, 11/15/2050	1,204,000	773,335
1.875%, 02/15/2051	1,342,000	917,802
2.375%, 05/15/2051	1,352,000	1,038,927
2.000%, 08/15/2051	1,338,000	941,304
1.875%, 11/15/2051	1,246,000	848,399
2.250%, 02/15/2052	1,138,000	848,610
2.875%, 05/15/2052	1,083,000	926,092
3.000%, 08/15/2052	1,029,000	903,269

	Shares	Value
U.S. GOVERNMENT NOTES/BONDS — 98.3% (Continued)
4.000%, 11/15/2052	1,029,000	$1,091,705
3.625%, 02/15/2053	1,030,000	1,020,505
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $24,040,874)		24,033,909

SHORT-TERM INVESTMENTS — 2.4%

Money Market Deposit Accounts — 2.4%
U.S. Bank Money Market Deposit Account, 3.760% (d)	590,618	590,618
TOTAL SHORT-TERM INVESTMENTS (Cost $590,618)		590,618

Total Investments (Cost $24,631,492) — 100.7%		24,627,036
Liabilities in Excess of Other Assets — (0.7)%		(180,546)
TOTAL NET ASSETS — 100.0%		$24,446,490

Percentages are stated as a percent of net assets.

(a)	Value determined using significant unobservable inputs.
(b)	Less than 0.05%.
(c)	Non-income producing security.
(d)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Industrial Real Estate ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 5.9%

Real Estate — 5.9%
Dream Industrial Real Estate Investment Trust	333,019	$3,647,638
National Storage REIT	1,241,733	2,054,135
Sagax AB - Class B	215,425	5,272,688
VGP NV	18,312	1,916,916
TOTAL COMMON STOCKS (Cost $12,217,930)		12,891,377

REAL ESTATE INVESTMENT TRUSTS — 93.7%
Big Yellow Group PLC	219,009	3,368,946
Centuria Industrial REIT	718,095	1,482,509
CubeSmart (a)	205,203	9,334,684
EastGroup Properties, Inc. (a)	59,430	9,898,661
Extra Space Storage, Inc. (a)	67,069	10,197,171
First Industrial Realty Trust, Inc.	183,931	9,650,860
GLP J-Reit	5,627	6,422,243
Granite Real Estate Investment Trust	90,221	5,610,969
Industrial Logistics Properties Trust	91,908	189,330
Lexington Realty Trust	400,890	3,768,366
Life Storage, Inc.	79,333	10,660,768
LondonMetric Property PLC	1,239,645	3,000,573
Mapletree Industrial Trust	2,756,080	4,915,855
Mapletree Logistics Trust	4,517,383	5,890,693
National Storage Affiliates Trust (a)	116,787	4,502,139
Prologis, Inc.	266,712	33,405,678
Public Storage	110,802	32,667,754
Rexford Industrial Realty, Inc.	166,365	9,278,176
Safestore Holdings PLC	299,937	3,733,664
Segro PLC	998,617	10,476,882
STAG Industrial, Inc. (a)	249,401	8,447,212
Terreno Realty Corp. (a)	113,323	6,979,564
Tritax Big Box REIT PLC	2,432,121	4,740,756
Urban Logistics REIT PLC	628,499	1,116,875
Warehouses De Pauw CVA	215,875	6,451,130
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $203,181,896)		206,191,458

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (b)	$303,314	303,314
TOTAL SHORT-TERM INVESTMENTS (Cost $303,314)		303,314

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (b)	43,696,987	$43,696,987
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $43,696,987)		43,696,987

Total Investments (Cost $259,400,127) — 119.6%		263,083,136
Liabilities in Excess of Other Assets — (19.6)%		(43,151,226)
TOTAL NET ASSETS — 100.0%		$219,931,910

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $42,969,842 or 19.5% of net assets.
(b)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Data & Infrastructure Real Estate ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 33.3%

Communication Services — 33.3%
Cellnex Telecom SA (a)	815,445	$34,362,481
Chorus Ltd.	6,174,134	32,682,271
Eutelsat Communications SA (b)	3,605,018	23,979,061
Helios Towers PLC (c)	14,977,355	19,634,471
HKBN Ltd.	21,613,308	15,225,875
Infrastrutture Wireless Italiane SpA (a)	2,511,338	34,919,742
RAI Way SpA (a)	2,322,654	14,898,012
SES SA - ADR	4,358,435	27,017,678
Vantage Towers AG (b)	845,465	30,353,855
TOTAL COMMON STOCKS (Cost $251,071,202)		233,073,446

REAL ESTATE INVESTMENT TRUSTS — 66.7%
American Tower Corp.	531,828	108,700,325
Crown Castle, Inc.	801,456	98,651,219
Digital Realty Trust, Inc. (b)	297,340	29,481,261
Equinix, Inc.	152,816	110,651,009
Iron Mountain, Inc. (b)	594,148	32,820,736
Keppel DC REIT	21,197,118	34,159,430
SBA Communications Corp. (b)	126,995	33,131,726
Uniti Group, Inc. (b)	5,740,920	19,633,946
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $561,751,317)		467,229,652

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 3.760% (d)	$2,954,090	2,954,090
TOTAL SHORT-TERM INVESTMENTS (Cost $2,954,090)		2,954,090

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (d)	48,579,877	$48,579,877
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,579,877)		48,579,877

Total Investments (Cost $864,356,486) — 107.3%		751,837,065
Liabilities in Excess of Other Assets — (7.3)%		(51,289,455)
TOTAL NET ASSETS — 100.0%		$700,547,610

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $84,180,235 or 12.0% of total net assets.

(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $47,150,649 or 6.7% of net assets.
(c)	Non-income producing security.
(d)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.5%

Consumer Discretionary — 1.3%
Target Corp.	6,180	$974,895
		974,895
Consumer Staples — 48.3%
Altria Group, Inc.	20,990	997,235
Archer-Daniels-Midland Co.	12,760	996,301
Brown-Forman Corp. - Class B	15,900	1,034,931
Bunge Ltd.	10,570	989,352
Campbell Soup Co.	18,630	1,011,609
Church & Dwight Co., Inc.	11,280	1,095,514
Colgate-Palmolive Co.	13,720	1,094,856
Conagra Brands, Inc.	27,940	1,060,602
Constellation Brands, Inc. - Class A	4,610	1,057,857
Costco Wholesale Corp.	2,080	1,046,698
Dollar General Corp.	4,530	1,003,214
Dollar Tree, Inc. (a)	6,970	1,071,359
General Mills, Inc.	12,460	1,104,330
Hormel Foods Corp.	24,970	1,009,787
Kellogg Co.	15,310	1,068,179
Keurig Dr Pepper, Inc.	28,500	931,950
Kimberly-Clark Corp.	7,740	1,121,449
Lamb Weston Holdings, Inc.	10,020	1,120,336
McCormick & Co., Inc.	13,370	1,174,554
Molson Coors Brewing Co. - Class B	18,700	1,112,276
Mondelez International, Inc.	14,600	1,120,112
Monster Beverage Corp. (a)	19,530	1,093,680
PepsiCo, Inc.	5,690	1,086,164
Philip Morris International, Inc.	9,950	994,701
Sysco Corp.	13,380	1,026,781
The Clorox Co.	6,520	1,079,842
The Coca-Cola Co.	16,520	1,059,758
The Estee Lauder Cos., Inc. - Class A	4,140	1,021,421
The Hershey Co.	3,980	1,086,779
The JM Smucker Co.	6,620	1,022,194
The Kraft Heinz Co.	25,780	1,012,381
The Kroger Co.	20,770	1,010,045
The Procter & Gamble Co.	7,130	1,114,989
Tyson Foods, Inc. - Class A	17,170	1,072,953
Walgreens Boots Alliance, Inc.	29,410	1,036,702
Walmart, Inc.	7,140	1,077,926
		38,018,817
Health Care — 49.9%
Abbott Laboratories	5,750	635,202
AbbVie, Inc.	3,720	562,166
Agilent Technologies, Inc.	4,110	556,617
Align Technology, Inc.	1,780	579,034

	Shares	Value
Health Care — 49.9% (Continued)
AmerisourceBergen Corp.	3,730	$622,350
Amgen, Inc.	2,450	587,363
Baxter International, Inc.	14,660	698,989
Becton Dickinson and Co.	2,430	642,273
Biogen, Inc. (a)	2,170	660,179
Bio-Rad Laboratories, Inc. - Class A (a)	1,170	527,424
Bio-Techne Corp.	7,740	618,271
Boston Scientific Corp. (a)	11,990	624,919
Bristol-Myers Squibb Co.	8,480	566,210
Cardinal Health, Inc.	7,830	642,843
Catalent, Inc. (a)	8,210	411,485
Centene Corp. (a)	8,560	590,041
Charles River Laboratories International, Inc. (a)	2,750	522,830
Cigna Corp.	2,020	511,646
CVS Health Corp.	7,230	530,031
Danaher Corp.	2,320	549,631
DaVita, Inc. (a)	7,460	674,086
Dentsply Sirona, Inc.	15,090	632,724
DexCom, Inc. (a)	5,170	627,328
Edwards Lifesciences Corp. (a)	7,500	659,850
Elevance Health, Inc.	1,230	576,439
Eli Lilly & Co.	1,770	700,672
GE HealthCare Technologies, Inc. (a)	7,430	604,356
Gilead Sciences, Inc.	7,010	576,292
HCA Healthcare, Inc.	2,260	649,366
Henry Schein, Inc. (a)	7,230	584,256
Hologic, Inc. (a)	7,170	616,692
Humana, Inc.	1,160	615,368
IDEXX Laboratories, Inc. (a)	1,230	605,357
Illumina, Inc. (a)	2,870	589,957
Incyte Corp. (a)	7,740	575,933
Insulet Corp. (a)	1,990	632,900
Intuitive Surgical, Inc. (a)	2,480	747,026
IQVIA Holdings, Inc. (a)	2,830	532,691
Johnson & Johnson	3,680	602,416
Laboratory Corp. of American Holdings	2,500	566,775
McKesson Corp.	1,660	604,638
Medtronic PLC	7,260	660,297
Merck & Co., Inc.	5,180	598,135
Mettler-Toledo International, Inc. (a)	390	581,685
Moderna, Inc. (a)	4,030	535,547
Molina Healthcare, Inc. (a)	2,130	634,506
Organon & Co.	24,570	605,159
PerkinElmer, Inc.	4,640	605,474
Pfizer, Inc.	14,150	550,293
Quest Diagnostics, Inc.	4,150	576,062

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Health Care — 49.9% (Continued)
Regeneron Pharmaceuticals, Inc. (a)	750	$601,343
ResMed, Inc.	2,710	653,002
STERIS PLC	3,140	592,047
Stryker Corp.	2,110	632,262
Teleflex, Inc.	2,500	681,300
The Cooper Cos., Inc.	1,720	656,094
Thermo Fisher Scientific, Inc.	1,020	565,998
UnitedHealth Group, Inc.	1,210	595,429
Universal Health Services, Inc. - Class B	4,740	712,659
Vertex Pharmaceuticals, Inc. (a)	1,940	661,016
Viatris, Inc.	55,730	519,961
Waters Corp. (a)	1,830	549,659
West Pharmaceutical Services, Inc.	1,770	639,395
Zimmer Biomet Holdings, Inc.	4,510	624,364
Zoetis, Inc.	3,450	606,441
		39,252,754
TOTAL COMMON STOCKS (Cost $78,252,900)		78,246,466

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (b)	$104,949	104,949
TOTAL SHORT-TERM INVESTMENTS (Cost $104,949)		104,949

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.7% (c)
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (b)	12,335,605	$12,335,605
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,335,605)		12,335,605

Total Investments (Cost $90,693,454) — 115.3%		90,687,020
Liabilities in Excess of Other Assets — (15.3)%		(12,007,286)
TOTAL NET ASSETS — 100.0%		$78,679,734

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of April 30, 2023.
(c)	Due to settlement of open trades, there are no posistions in the portfolio on loan as of April 30, 2023. The total value of securities on loan is $12,190,006 or 15.5 % of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.6%

Consumer Discretionary — 7.4%
BYD Co. Ltd. - Class A	4,045	$149,383
China Tourism Group Duty Free Corp. Ltd. - Class A	4,300	99,913
Great Wall Motor Co. Ltd. - Class A	6,000	23,261
Haier Smart Home Co. Ltd. - Class A	13,800	47,207
SAIC Motor Corp. Ltd.	21,100	43,003
		362,767
Consumer Staples — 29.0%
Foshan Haitian Flavouring & Food Co. Ltd.	8,927	90,968
Inner Mongolia Yili Industrial Group Co. Ltd.	14,000	59,733
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.	3,300	71,304
Kweichow Moutai Co. Ltd.	2,700	686,095
Luzhou Laojiao Co. Ltd.	3,245	105,965
Muyuan Foods Co. Ltd.	11,962	82,651
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	2,683	96,218
Wuliangye Yibin Co. Ltd.	8,500	207,341
Yihai Kerry Arawana Holdings Co. Ltd.	4,200	26,334
		1,426,609
Energy — 5.3%
China Petroleum & Chemical Corp. - Class A	74,400	72,057
China Shenhua Energy Co. Ltd. - Class A	15,400	64,639
PetroChina Co. Ltd. - Class A	54,300	61,838
Shaanxi Coal Industry Co. Ltd.	21,100	59,601
		258,135
Financials — 28.0%
Agricultural Bank of China Ltd. - Class A	207,400	102,380
Bank of China Ltd. - Class A	97,700	51,753
Bank of Communications Co. Ltd. - Class A	85,600	68,819
Bank of Ningbo Co. Ltd.	14,400	56,908
China CITIC Bank Corp. Ltd. - Class A	21,200	19,890
China Construction Bank Corp. - Class A	20,900	19,035
China Merchants Bank Co. Ltd. - Class A	45,200	219,208
China Pacific Insurance Group Co. Ltd. - Class A	14,900	67,121
CITIC Securities Co. Ltd. - Class A	26,570	80,613
East Money Information Co. Ltd.	34,592	80,336
Industrial & Commercial Bank of China Ltd. - Class A	168,800	114,999

	Shares	Value
Financials — 28.0% (Continued)
Industrial Bank Co. Ltd.	45,500	$113,090
Ping An Bank Co. Ltd.	42,300	76,624
Ping An Insurance Group Co. of China Ltd. - Class A	23,700	177,198
Postal Savings Bank of China Co. Ltd. - Class A	45,900	36,504
Shanghai Pudong Development Bank Co. Ltd.	64,000	70,206
The People’s Insurance Co. Group of China Ltd - Class A	23,200	20,828
		1,375,512
Health Care — 6.9%
Aier Eye Hospital Group Co. Ltd.	15,700	66,759
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	13,900	97,606
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	2,700	121,551
WuXi AppTec Co. Ltd. - Class A	5,596	54,545
		340,461
Industrials — 10.0%
China State Construction Engineering Corp. Ltd.	91,400	86,675
Contemporary Amperex Technology Co. Ltd.	9,540	317,876
SF Holding Co. Ltd.	10,700	87,182
		491,733
Information Technology — 5.3%
Foxconn Industrial Internet Co. Ltd.	27,200	63,287
LONGi Green Energy Technology Co. Ltd.	16,620	83,649
Luxshare Precision Industry Co. Ltd.	15,429	58,124
Tongwei Co. Ltd.	9,800	56,340
		261,400
Materials — 3.6%
Wanhua Chemical Group Co. Ltd.	6,912	91,965
Zijin Mining Group Co. Ltd. - Class A	44,900	83,148
		175,113
Real Estate — 0.9%
China Vanke Co. Ltd. - Class A	21,200	46,328

Utilities — 3.2%
China Yangtze Power Co. Ltd.	49,800	157,274

TOTAL COMMON STOCKS (Cost $4,688,069)		4,895,332

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 3.760% (a)	$14,900	$14,900
TOTAL SHORT-TERM INVESTMENTS (Cost $14,900)		14,900

Total Investments (Cost $4,702,969) — 99.9%		4,910,232
Other Assets in Excess of Liabilities — 0.1%		3,298
TOTAL NET ASSETS — 100.0%		$4,913,530

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 5.0%
Netflix, Inc. (a)	554	$182,781

Consumer Discretionary — 14.7%
Amazon.com, Inc. (a)(b)	1,990	209,846
Lowe’s Cos., Inc.	786	163,354
The Home Depot, Inc. (b)	553	166,199
		539,399
Consumer Staples — 13.5%
Campbell Soup Co. (b)	390	21,177
Church & Dwight Co., Inc.	319	30,981
Energizer Holdings, Inc.	96	3,209
Haleon PLC - ADR (b)	5,994	53,167
Hormel Foods Corp.	712	28,793
Kimberly-Clark Corp.	440	63,752
The Clorox Co. (b)	161	26,665
The Kroger Co.	933	45,372
Walgreens Boots Alliance, Inc.	1,128	39,762
Walmart, Inc. (b)	1,219	184,032
		496,910
Health Care — 51.2%
Abbott Laboratories (b)	1,648	182,055
Agilent Technologies, Inc. (b)	386	52,276
BioNTech SE - ADR (b)	316	36,100
CVS Health Corp.	1,708	125,213
Danaher Corp.	658	155,887
Emergent BioSolutions, Inc. (a)	70	618
Gilead Sciences, Inc.	1,631	134,085
GSK PLC - ADR (b)	2,634	94,903
Illumina, Inc. (a)	205	42,140
Johnson & Johnson (b)	1,008	165,010
Laboratory Corp. of American Holdings	115	26,072
Merck & Co., Inc.	1,629	188,101
Mettler-Toledo International, Inc. (a)(b)	29	43,253
Moderna, Inc. (a)	501	66,578
Neogen Corp. (a)	282	4,856
Organon & Co.	332	8,177
PerkinElmer, Inc.	164	21,400
QIAGEN NV (a)	296	13,205
Quest Diagnostics, Inc.	148	20,544
Regeneron Pharmaceuticals, Inc. (a)	142	113,854
Sanofi - ADR	3,317	177,957
Teladoc Health, Inc. (a)	208	5,518
Thermo Fisher Scientific, Inc.	316	175,348
Vir Biotechnology, Inc. (a)	170	4,275
Waters Corp. (a)(b)	77	23,128
		1,880,553

	Shares	Value
Industrials — 3.4%
3M Co.	718	$76,266
Booz Allen Hamilton Holding Corp.	172	16,464
Stericycle, Inc. (a)	120	5,478
Xylem, Inc. (b)	235	24,402
		122,610
Information Technology — 10.3%
Akamai Technologies, Inc. (a)	205	16,804
NVIDIA Corp.	1,043	289,422
Palantir Technologies, Inc. - Class A (a)	2,693	20,871
Teledyne Technologies, Inc. (a)	61	25,278
Zoom Video Communications, Inc. - Class A (a)	381	23,405
		375,780
Materials — 1.8%
Ecolab, Inc.	371	62,269
Stepan Co.	30	2,766
		65,035
TOTAL COMMON STOCKS (Cost $4,290,630)		3,663,068

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$5,327	5,327
TOTAL SHORT-TERM INVESTMENTS (Cost $5,327)		5,327

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 22.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	842,165	$842,165
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $842,165)		842,165

Total Investments (Cost $5,138,122) — 122.9%		4,510,560
Liabilities in Excess of Other Assets — (22.9)%		(839,875)
TOTAL NET ASSETS — 100.0%		$3,670,685

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $821,431 or 22.4% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 6.4%
Alphabet, Inc. - Class C (a)	76,729	$8,303,612
DISH Network Corp. - Class A (a)(b)	670,105	5,032,489
Match Group, Inc. (a)	210,058	7,751,140
Meta Platforms, Inc. - Class A (a)	54,101	13,001,552
Netflix, Inc. (a)	24,986	8,243,631
Warner Bros Discovery, Inc. (a)(b)	527,190	7,175,056
		49,507,480
Consumer Discretionary — 23.8%
Amazon.com, Inc. (a)	93,879	9,899,540
Aptiv PLC (a)	82,223	8,457,458
Bath & Body Works, Inc. (b)	186,073	6,531,162
Caesars Entertainment, Inc. (a)	231,507	10,484,952
CarMax, Inc. (a)(b)	106,193	7,436,696
Carnival Corp. (a)(b)	988,633	9,105,310
DR Horton, Inc. (b)	73,140	8,032,235
Etsy, Inc. (a)(b)	82,101	8,294,664
Expedia Group, Inc. (a)	67,583	6,350,099
Ford Motor Co.	608,254	7,226,057
General Motors Co.	188,812	6,238,348
Lennar Corp. - Class A	71,985	8,120,628
MGM Resorts International	207,501	9,320,945
Mohawk Industries, Inc. (a)	58,588	6,204,469
NIKE, Inc. - Class B	63,194	8,007,944
Norwegian Cruise Line Holdings Ltd. (a)(b)	669,098	8,932,458
Pool Corp. (b)	18,432	6,475,530
PulteGroup, Inc.	135,900	9,125,685
Ralph Lauren Corp. (b)	65,163	7,480,061
Royal Caribbean Cruises Ltd. (a)	136,718	8,945,459
Tapestry, Inc. (b)	182,090	7,431,093
Tesla Motors, Inc. (a)	49,951	8,207,449
Wynn Resorts Ltd. (a)	76,706	8,765,962
		185,074,204
Consumer Staples — 0.9%
The Estee Lauder Cos., Inc.	28,701	7,081,111

Financials — 10.4%
Ameriprise Financial, Inc.	20,520	6,261,062
BlackRock, Inc.	10,226	6,863,691
Capital One Financial Corp. (b)	66,033	6,425,011
Discover Financial Services	61,556	6,369,199
First Republic Bank (b)	52,796	185,314
Franklin Resources, Inc. (b)	233,228	6,269,169
Invesco Ltd.	436,472	7,476,765
Lincoln National Corp.	238,407	5,180,584
MSCI, Inc.	14,058	6,782,282
PayPal Holdings, Inc. (a)	114,354	8,690,904
State Street Corp.	77,533	5,602,535

	Shares	Value
Financials — 10.4% (Continued)
Synchrony Financial	214,556	$6,331,548
T Rowe Price Group, Inc. (b)	70,350	7,902,416
		80,340,480
Health Care — 7.0%
Align Technology, Inc. (a)	27,633	8,989,015
Catalent, Inc. (a)	101,388	5,081,567
DexCom, Inc. (a)	74,524	9,042,742
IDEXX Laboratories, Inc. (a)	14,334	7,054,621
Illumina, Inc. (a)	40,900	8,407,404
Intuitive Surgical, Inc. (a)	30,934	9,317,940
Moderna, Inc. (a)	51,124	6,793,868
		54,687,157
Industrials — 5.5%
American Airlines Group, Inc. (a)	526,802	7,185,579
Delta Air Lines, Inc. (a)	188,774	6,476,836
Generac Holdings, Inc. (a)	93,296	9,536,717
Old Dominion Freight Line, Inc.	20,228	6,480,849
United Airlines Holdings, Inc. (a)	162,742	7,128,100
United Rentals, Inc.	16,804	6,068,092
		42,876,173
Information Technology — 44.3%
Adobe, Inc. (a)	21,540	8,132,642
Advanced Micro Devices, Inc. (a)	137,712	12,307,321
Analog Devices, Inc.	41,350	7,438,038
ANSYS, Inc. (a)	30,591	9,603,127
Apple, Inc.	48,686	8,261,041
Applied Materials, Inc.	84,355	9,534,646
Arista Networks, Inc. (a)	56,908	9,114,385
Autodesk, Inc. (a)	41,368	8,058,073
Broadcom, Inc.	12,098	7,579,397
Cadence Design System, Inc. (a)	40,029	8,384,074
Ceridian HCM Holding, Inc. (a)	137,077	8,701,648
Enphase Energy, Inc. (a)	40,576	6,662,579
EPAM Systems, Inc. (a)	25,151	7,103,648
Fortinet, Inc. (a)	148,894	9,387,767
HP, Inc.	244,776	7,272,295
Intel Corp.	249,764	7,757,670
Intuit, Inc.	22,732	10,091,871
KLA Corp.	22,809	8,816,591
Lam Research Corp.	19,783	10,367,875
Microchip Technology, Inc.	107,773	7,866,351
Micron Technology, Inc.	140,315	9,030,673
Microsoft Corp.	27,691	8,508,337
Monolithic Power Systems, Inc.	24,998	11,548,326
NVIDIA Corp.	56,910	15,791,956
NXP Semiconductors NV	45,953	7,524,344
ON Semiconductor Corp. (a)	134,918	9,708,699
Paycom Software, Inc. (a)	28,829	8,371,077
Qorvo, Inc. (a)	82,648	7,610,228

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Information Technology — 44.3% (Continued)
QUALCOMM, Inc.	66,032	$7,712,538
salesforce.com, Inc. (a)	49,835	9,885,769
Seagate Technology Holdings PLC	100,964	5,933,654
ServiceNow, Inc. (a)(b)	20,453	9,396,517
Skyworks Solutions, Inc.	71,040	7,523,136
SolarEdge Technologies, Inc. (a)	26,412	7,544,060
Synopsys, Inc. (a)	21,120	7,842,278
Teradyne, Inc. (b)	86,316	7,887,556
Trimble, Inc. (a)	148,280	6,983,988
Tyler Technologies, Inc. (a)	22,628	8,576,691
Western Digital Corp. (a)	190,572	6,563,300
Zebra Technologies Corp. (a)	26,579	7,655,549
		344,039,715
Materials — 1.6%
Albemarle Corp.	29,799	5,526,523
Freeport-McMoRan, Inc.	185,233	7,022,183
		12,548,706
TOTAL COMMON STOCKS (Cost $842,647,784)		776,155,026

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$784,997	784,997
TOTAL SHORT-TERM INVESTMENTS (Cost $784,997)		784,997

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	71,566,308	$71,566,308
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $71,566,308)		71,566,308

Total Investments (Cost $914,999,089) — 109.2%		848,506,331
Liabilities in Excess of Other Assets — (9.2)%		(71,826,515)
TOTAL NET ASSETS — 100.0%		$776,679,816

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $70,882,655 or 9.1% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt MidCap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 97.8%

Communication Services — 2.7%
Iridium Communications, Inc.	5,299	$336,328
The New York Times Co. - Class A	5,662	225,064
TripAdvisor, Inc. (a)(b)	4,034	71,523
World Wrestling Entertainment, Inc. - Class A (b)	1,707	182,939
Ziff Davis, Inc. (a)(b)	1,701	124,411
		940,265
Consumer Discretionary — 16.5%
AutoNation, Inc. (a)	1,567	206,374
Boyd Gaming Corp.	2,512	174,333
Capri Holdings Ltd. (a)	4,211	174,757
Carter’s, Inc. (b)	1,184	82,608
Choice Hotels International, Inc.	2,226	283,860
Churchill Downs, Inc.	1,146	335,239
Deckers Outdoor Corp. (a)	1,720	824,465
Dick’s Sporting Goods, Inc. (b)	1,738	252,027
Five Below, Inc. (a)	1,764	348,143
GameStop Corp. (a)	12,011	231,692
Gentex Corp.	6,968	192,247
Grand Canyon Education, Inc. (a)	1,499	177,931
Harley-Davidson, Inc.	3,972	147,361
Light & Wonder, Inc. (a)	3,970	239,351
Macy’s, Inc. (b)	9,366	153,041
Papa John’s International, Inc. (b)	1,176	87,953
PVH Corp.	1,896	162,696
Texas Roadhouse, Inc.	2,062	228,098
The Wendy’s Co.	5,834	128,931
Toll Brothers, Inc.	3,160	201,956
Under Armour, Inc. - Class A (a)	6,279	55,695
Williams-Sonoma, Inc. (b)	3,827	463,220
Wingstop, Inc.	1,338	267,747
Wyndham Hotels & Resorts, Inc.	3,075	209,777
YETI Holdings, Inc. (a)(b)	2,851	112,472
		5,741,974
Consumer Staples — 2.0%
BellRing Brands, Inc. (a)	4,593	165,302
Celsius Holdings, Inc. (a)	1,777	169,828
Coca-Cola Consolidated, Inc.	172	101,387
Lancaster Colony Corp.	735	153,703
The Boston Beer Co., Inc. - Class A (a)	355	112,716
		702,936
Energy — 4.7%
Antero Resources Corp. (a)	11,360	261,166
Equitrans Midstream Corp.	20,668	106,440
Matador Resources Co. (b)	4,438	217,595
Murphy Oil Corp.	5,670	208,146
PBF Energy, Inc. - Class A	6,163	214,842

	Shares	Value
Energy — 4.7% (Continued)
PDC Energy, Inc.	5,019	$326,486
Range Resources Corp. (b)	11,568	305,974
		1,640,649
Financials — 7.9%
American Financial Group, Inc. (b)	2,290	281,052
Essent Group Ltd.	3,552	150,853
Evercore, Inc.	1,585	180,801
Federated Hermes, Inc.	2,588	107,117
First Financial Bankshares, Inc.	4,496	131,553
Kinsale Capital Group, Inc.	1,615	527,637
MGIC Investment Corp.	9,357	139,139
RenaissanceRe Holdings Ltd.	1,585	341,425
RLI Corp.	1,814	252,237
SEI Investments Co.	3,741	220,382
The Western Union Co.	13,251	144,833
WEX, Inc. (a)	1,623	287,839
		2,764,868
Health Care — 18.9%
Acadia Healthcare Co., Inc. (a)	3,398	245,642
Arrowhead Pharmaceuticals, Inc. (a)	4,620	163,594
Azenta, Inc. (a)	3,496	152,041
Bruker Corp.	3,753	296,975
Chemed Corp.	1,089	600,311
Envista Holdings Corp. (a)	4,915	189,178
Exelixis, Inc. (a)	10,059	184,080
Globus Medical, Inc. (a)	2,846	165,467
Haemonetics Corp. (a)	1,871	156,622
Halozyme Therapeutics, Inc. (a)	5,423	174,241
HealthEquity, Inc. (a)	2,949	157,624
Inari Medical, Inc. (a)(b)	2,081	138,220
Jazz Pharmaceuticals PLC (a)	2,264	318,024
Lantheus Holdings, Inc. (a)(b)	5,852	500,053
LivaNova PLC (a)	1,968	94,267
Masimo Corp. (a)	1,800	340,452
Medpace Holdings, Inc. (a)	2,110	422,295
Neurocrine Biosciences, Inc. (a)	3,925	396,582
Patterson Cos., Inc.	2,606	70,649
Penumbra, Inc. (a)(b)	1,452	412,542
Progyny, Inc. (a)	3,247	107,930
Repligen Corp. (a)(b)	2,006	304,170
Shockwave Medical, Inc. (a)	2,940	853,070
STAAR Surgical Co. (a)	1,734	122,195
		6,566,224
Industrials — 22.8%
Acuity Brands, Inc.	1,040	163,675
ASGN, Inc. (a)	1,548	110,821
Axon Enterprise, Inc. (a)	5,355	1,128,352
Chart Industries, Inc. (a)(b)	1,252	166,641
Crane NXT Co.	1,574	74,545

The accompanying notes are an integral part of the financial statements.

Pacer Lunt MidCap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)

Industrials — 22.8% (Continued)
Donaldson Co., Inc.	4,295	$272,947
ExlService Holdings, Inc. (a)	1,300	231,894
Genpact Ltd.	5,135	228,764
Graco, Inc.	11,320	897,563
Hexcel Corp.	2,856	205,861
Hubbell, Inc. (b)	1,766	475,619
Landstar System, Inc. (b)	1,365	240,281
Lennox International, Inc.	1,105	311,511
Lincoln Electric Holdings, Inc.	2,053	344,493
MSA Safety, Inc.	1,424	184,764
MSC Industrial Direct Co., Inc.	1,451	131,649
Owens Corning	3,122	333,461
Saia, Inc. (a)(b)	831	247,447
SunPower Corp. (a)(b)	3,314	43,811
Terex Corp.	2,063	91,989
Tetra Tech, Inc.	3,494	483,465
The Toro Co.	7,120	742,331
Trex Co., Inc. (a)	7,561	413,284
Vicor Corp. (a)	840	36,095
Watts Water Technologies, Inc. - Class A	840	135,853
XPO Logistics, Inc. (a)	5,211	230,222
		7,927,338
Information Technology — 17.2%
Arrow Electronics, Inc. (a)	1,985	227,144
Blackbaud, Inc. (a)	1,720	119,291
Calix, Inc. (a)	2,197	100,403
Cognex Corp.	6,531	311,463
CommVault Systems, Inc. (a)	3,104	180,870
Dynatrace, Inc. (a)	8,554	361,663
Envestnet, Inc. (a)(b)	1,920	121,690
Jabil, Inc.	4,400	343,860
Lattice Semiconductor Corp. (a)	10,366	826,170
MACOM Technology Solutions Holdings, Inc. (a)	2,186	127,531
Manhattan Associates, Inc. (a)	6,090	1,008,991
National Instruments Corp.	4,698	273,565
Novanta, Inc. (a)	1,462	223,452
Paylocity Holding Corp. (a)	1,834	354,494
Power Integrations, Inc. (b)	2,159	157,132
Qualys, Inc. (a)	2,902	327,752
Silicon Laboratories, Inc. (a)(b)	1,214	169,110
SiTime Corp. (a)(b)	573	62,153
Teradata Corp. (a)	3,820	147,872
Universal Display Corp.	1,475	196,854
Vishay Intertechnology, Inc.	4,135	88,034
Wolfspeed, Inc. (a)(b)	5,547	258,213
		5,987,707

	Shares	Value
Materials — 5.1%
Ashland Global Holdings, Inc.	1,653	$167,961
Commercial Metals Co.	3,844	179,476
Eagle Materials, Inc.	1,356	200,973
Ingevity Corp. (a)	1,117	80,134
Louisiana-Pacific Corp.	3,818	228,087
MP Materials Corp. (a)(b)	3,342	72,421
Olin Corp.	5,393	298,772
Royal Gold, Inc. (b)	1,881	249,120
Scotts Miracle-Gro Co.	1,648	110,103
The Chemours Co.	6,429	186,891
		1,773,938
TOTAL COMMON STOCKS (Cost $33,456,305)		34,045,899

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Apartment Income REIT Corp.	5,418	200,358
EastGroup Properties, Inc. (b)	1,443	240,346
Lamar Advertising Co. - Class A	3,180	336,062
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $740,546)		776,766

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$37,650	37,650
TOTAL SHORT-TERM INVESTMENTS (Cost $37,650)		37,650

The accompanying notes are an integral part of the financial statements.

Pacer Lunt MidCap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	3,847,863	$3,847,863
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,847,863)		3,847,863

Total Investments (Cost $38,082,364) — 111.1%		38,708,178
Liabilities in Excess of Other Assets — (11.1)%		(3,856,139)
TOTAL NET ASSETS — 100.0%		$34,852,039

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $3,809,083 or 10.9% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 97.9%

Communication Services — 2.8%
Match Group, Inc. (a)	4,652	$171,659
Meta Platforms, Inc. - Class A (a)	22,806	5,480,738
The Interpublic Group of Cos., Inc. (b)	3,984	142,348
		5,794,745
Consumer Discretionary — 12.6%
Amazon.com, Inc. (a)	54,493	5,746,287
AutoZone, Inc. (a)	241	641,858
Best Buy Co., Inc.	2,194	163,497
Booking Holdings, Inc. (a)	968	2,600,348
Chipotle Mexican Grill, Inc. (a)(b)	382	789,831
Domino’s Pizza, Inc.	473	150,163
Etsy, Inc. (a)(b)	2,100	212,163
Genuine Parts Co.	1,290	217,120
Hilton Worldwide Holdings, Inc.	3,824	550,733
LKQ Corp.	2,440	140,861
Marriott International Inc/MD	3,526	597,093
McDonald’s Corp.	9,763	2,887,407
NIKE, Inc. - Class B	14,402	1,825,021
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,841	91,327
NVR, Inc. (a)	40	233,600
O’Reilly Automotive, Inc. (a)	796	730,179
Royal Caribbean Cruises Ltd. (a)(b)	3,314	216,835
Starbucks Corp.	14,498	1,656,976
Tapestry, Inc. (b)	2,784	113,615
Tesla Motors, Inc. (a)	27,494	4,517,539
The TJX Cos., Inc.	11,112	875,848
Ulta Beauty, Inc. (a)	582	320,932
Wynn Resorts Ltd. (a)	1,739	198,733
Yum! Brands, Inc.	3,658	514,242
		25,992,208
Consumer Staples — 9.9%
Altria Group, Inc.	20,701	983,505
Brown-Forman Corp. - Class B	4,288	279,106
Colgate-Palmolive Co.	10,100	805,980
Constellation Brands, Inc. - Class A	2,004	459,858
Costco Wholesale Corp.	4,780	2,405,392
Monster Beverage Corp. (a)	9,460	529,760
PepsiCo, Inc.	13,344	2,547,236
Philip Morris International, Inc.	17,627	1,762,171
The Clorox Co. (b)	1,457	241,308
The Coca-Cola Co.	82,633	5,300,907
The Estee Lauder Cos., Inc.	2,846	702,165
The Hershey Co.	1,716	468,571
The Kraft Heinz Co.	7,316	287,299
The Procter & Gamble Co.	22,621	3,537,472

	Shares	Value
Consumer Staples — 9.9% (Continued)
Tyson Foods, Inc. - Class A	2,814	$175,847
		20,486,577
Energy — 6.3%
APA Corp.	3,688	135,903
Chevron Corp.	19,678	3,317,317
EOG Resources, Inc.	7,228	863,529
Exxon Mobil Corp.	44,389	5,252,994
Marathon Oil Corp.	8,684	209,805
Marathon Petroleum Corp.	6,560	800,320
Occidental Petroleum Corp. (b)	10,730	660,217
Phillips 66	5,674	561,726
Schlumberger Ltd.	13,316	657,145
Valero Energy Corp.	5,006	574,038
		13,032,994
Financials — 10.9%
American International Group, Inc.	7,160	379,766
Ameriprise Financial, Inc.	1,604	489,413
Aon PLC	2,550	829,209
FactSet Research Systems, Inc.	476	195,965
Jack Henry & Associates, Inc. (b)	1,576	257,424
MarketAxess Holdings, Inc.	798	254,059
MasterCard, Inc. - Class A	23,974	9,110,839
Moody’s Corp.	2,042	639,391
MSCI, Inc.	1,113	536,967
Principal Financial Group, Inc. (b)	2,832	211,522
T Rowe Price Group, Inc. (b)	2,152	241,734
Visa, Inc. - Class A (b)	39,287	9,143,264
Willis Towers Watson PLC	994	230,210
		22,519,763
Health Care — 12.8%
Abbott Laboratories	17,200	1,900,084
AbbVie, Inc.	18,508	2,796,929
Agilent Technologies, Inc.	3,554	481,318
Amgen, Inc.	11,396	2,732,077
Baxter International, Inc.	7,810	372,381
Biogen, Inc. (a)(b)	1,526	464,255
Bio-Techne Corp.	2,004	160,079
Bristol-Myers Squibb Co.	20,514	1,369,720
DexCom, Inc. (a)	5,350	649,169
Edwards Lifesciences Corp. (a)	7,700	677,446
Eli Lilly & Co.	18,095	7,163,087
IDEXX Laboratories, Inc. (a)	2,236	1,100,470
Illumina, Inc. (a)	2,603	535,072
Intuitive Surgical, Inc. (a)	4,594	1,383,805
Mettler-Toledo International, Inc. (a)	300	447,450
Quest Diagnostics, Inc.	1,062	147,416
ResMed, Inc.	1,846	444,812
Teleflex, Inc.	425	115,821
Vertex Pharmaceuticals, Inc. (a)	2,360	804,123

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.9% (Continued)

Health Care — 12.8% (Continued)
Waters Corp. (a)(b)	1,620	$486,583
West Pharmaceutical Services, Inc.	820	296,217
Zoetis, Inc.	10,582	1,860,104
		26,388,418
Industrials — 8.5%
3M Co.	5,605	595,363
A O Smith Corp.	1,210	82,631
Allegion PLC	818	90,373
Automatic Data Processing, Inc.	12,048	2,650,560
Carrier Global Corp.	9,186	384,158
Cintas Corp.	1,896	864,140
Copart, Inc. (a)	5,112	404,104
CoStar Group, Inc. (a)	4,854	373,515
Equifax, Inc. (b)	1,386	288,815
Expeditors International of Washington, Inc.	1,702	193,756
Fastenal Co.	5,468	294,397
General Electric Co.	13,300	1,316,301
Illinois Tool Works, Inc. (b)	6,636	1,605,514
Ingersoll Rand, Inc.	3,964	226,027
L3Harris Technologies, Inc.	1,742	339,951
Nordson Corp.	512	110,751
Northrop Grumman Corp.	1,348	621,792
Old Dominion Freight Line, Inc.	2,044	654,877
Otis Worldwide Corp.	4,886	416,776
Paychex, Inc.	7,122	782,423
Robert Half International, Inc. (b)	1,290	94,170
Rollins, Inc.	5,184	219,024
The Boeing Co. (a)	9,326	1,928,430
TransDigm Group, Inc. (b)	734	561,510
United Parcel Service, Inc. - Class B	7,818	1,405,755
Verisk Analytics, Inc.	3,420	663,856
W.W. Grainger, Inc.	472	328,309
		17,497,278
Information Technology — 30.9%
Accenture PLC - Class A	6,108	1,712,011
Adobe, Inc. (a)	5,642	2,130,194
ANSYS, Inc. (a)	996	312,664
Apple, Inc.	66,769	11,329,364
Applied Materials, Inc.	9,342	1,055,926
Arista Networks, Inc. (a)	3,114	498,738
Autodesk, Inc. (a)	2,881	561,190
Broadcom, Inc.	9,301	5,827,076
Cadence Design System, Inc. (a)	6,550	1,371,898
Ceridian HCM Holding, Inc. (a)	2,035	129,182
Cisco Systems, Inc.	41,350	1,953,788
Corning, Inc. (b)	7,406	246,027
Enphase Energy, Inc. (a)	1,775	291,455

	Shares	Value
Information Technology — 30.9% (Continued)
EPAM Systems, Inc. (a)	670	$189,235
Fortinet, Inc. (a)	8,652	545,509
Gartner, Inc. (a)	979	296,108
Intuit, Inc.	3,404	1,511,206
Keysight Technologies, Inc. (a)	3,664	529,961
KLA Corp.	2,144	828,742
Lam Research Corp.	1,752	918,188
Microchip Technology, Inc.	5,802	423,488
Microsoft Corp.	38,506	11,831,354
Monolithic Power Systems, Inc.	546	252,236
Motorola Solutions, Inc.	2,057	599,410
NetApp, Inc.	2,842	178,733
NVIDIA Corp. (b)	29,877	8,290,569
NXP Semiconductors NV	2,616	428,344
ON Semiconductor Corp. (a)(b)	4,190	301,512
Oracle Corp.	19,585	1,855,091
Paycom Software, Inc. (a)	1,162	337,410
QUALCOMM, Inc.	13,492	1,575,866
Roper Technologies, Inc.	1,054	479,338
ServiceNow, Inc. (a)(b)	2,836	1,302,915
SolarEdge Technologies, Inc. (a)(b)	607	173,377
Synopsys, Inc. (a)	3,350	1,243,922
Teradyne, Inc. (b)	1,830	167,225
Texas Instruments, Inc.	8,822	1,475,038
Tyler Technologies, Inc. (a)	523	198,233
VeriSign, Inc. (a)	1,158	256,844
		63,609,367
Materials — 2.2%
CF Industries Holdings, Inc.	3,118	223,187
DuPont de Nemours, Inc.	4,986	347,624
Eastman Chemical Co.	1,190	100,281
Freeport-McMoRan, Inc.	14,034	532,029
International Paper Co.	3,894	128,930
Linde PLC	4,898	1,809,566
LyondellBasell Industries NV	2,548	241,066
Mosaic Co.	3,678	157,602
Newmont Goldcorp Corp.	7,258	344,029
The Sherwin-Williams Co.	2,716	645,159
		4,529,473
Utilities — 1.0%
NextEra Energy, Inc.	21,702	1,663,024
PPL Corp.	6,766	194,320
The AES Corp.	8,159	193,042
		2,050,386
TOTAL COMMON STOCKS (Cost $192,242,957)		201,901,209

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.0%

American Tower Corp.	6,045	$1,235,538
Crown Castle, Inc.	5,250	646,222
Equinix, Inc.	1,116	808,073
Iron Mountain, Inc.	3,411	188,424
Public Storage	2,214	652,754
SBA Communications Corp.	1,606	418,989
UDR, Inc.	3,600	148,788
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,339,384)		4,098,788

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$221,821	221,821
TOTAL SHORT-TERM INVESTMENTS (Cost $221,821)		221,821
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	15,928,141	15,928,141
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,928,141)		15,928,141

Total Investments (Cost $212,732,303) — 107.7%		222,149,959
Liabilities in Excess of Other Assets — (7.7)%		(15,959,108)
TOTAL NET ASSETS — 100.0%		$206,190,851

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $15,836,024 or 7.7% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 98.8%

Communication Services — 3.4%
Alphabet, Inc. - Class A (a)	2,182	$234,216
Netflix, Inc. (a)	671	221,383
News Corp. - Class A	12,280	216,251
		671,850
Consumer Discretionary — 5.1%
Booking Holdings, Inc. (a)	80	214,905
BorgWarner, Inc.	4,101	197,381
Domino’s Pizza, Inc.	653	207,308
McDonald’s Corp.	750	221,812
Tesla Motors, Inc. (a)	1,132	185,999
		1,027,405
Consumer Staples — 5.3%
Archer-Daniels-Midland Co.	2,563	200,119
Coty, Inc. (a)	18,340	217,696
Mondelez International, Inc.	3,030	232,462
Philip Morris International, Inc.	1,996	199,540
The Coca-Cola Co.	3,320	212,978
		1,062,795
Energy — 6.0%
APA Corp.	5,466	201,422
Baker Hughes Co.	6,762	197,721
ChampionX Corp. (b)	6,853	185,579
Chevron Corp.	1,231	207,522
Exxon Mobil Corp.	1,822	215,616
Valaris Ltd. (a)	3,041	182,460
		1,190,320
Financials — 4.1%
Euronet Worldwide, Inc. (a)	1,942	215,057
MasterCard, Inc. - Class A	570	216,617
MSCI, Inc.	378	182,366
Visa, Inc. - Class A (b)	911	212,017
		826,057
Health Care — 13.4%
Abbott Laboratories	2,025	223,702
Agilent Technologies, Inc. (b)	1,457	197,321
Bio-Rad Laboratories, Inc. - Class A (a)	411	185,275
Bruker Corp. (b)	2,723	215,471
Danaher Corp.	820	194,266
IQVIA Holdings, Inc. (a)(b)	995	187,289
Merck & Co., Inc.	1,824	210,617
Mettler-Toledo International, Inc. (a)(b)	137	204,335
PerkinElmer, Inc.	1,634	213,221
Pfizer, Inc. (b)	4,991	194,100
STAAR Surgical Co. (a)	3,471	244,601
Viatris, Inc.	19,660	183,428

	Shares	Value
Health Care — 13.4% (Continued)
West Pharmaceutical Services, Inc.	624	$225,414
		2,679,040
Industrials — 13.7%
AMETEK, Inc.	1,446	199,447
Caterpillar, Inc.	864	189,043
Donaldson Co., Inc.	3,065	194,781
Emerson Electric Co.	2,392	199,158
Expeditors International of Washington, Inc. (b)	1,831	208,441
General Electric Co.	2,160	213,775
Genpact Ltd.	4,392	195,664
Ingersoll Rand, Inc.	3,533	201,452
ITT, Inc.	2,273	191,932
Nordson Corp. (b)	922	199,438
Terex Corp.	3,692	164,626
The Brink’s Co.	3,062	192,447
The Timken Co. (b)	2,390	183,671
Westinghouse Air Brake Technologies Corp.	1,965	191,921
		2,725,796
Information Technology — 37.2%
Accenture PLC - Class A	782	219,187
Advanced Micro Devices, Inc. (a)	2,376	212,343
Amphenol Corp.	2,570	193,958
Analog Devices, Inc.	1,081	194,450
ANSYS, Inc. (a)	663	208,129
Apple, Inc.	1,322	224,317
Autodesk, Inc. (a)	1,012	197,128
Broadcom, Inc.	320	200,480
Cadence Design System, Inc. (a)	1,003	210,078
Cirrus Logic, Inc. (a)(b)	1,947	167,033
Coherent Corp. (a)(b)	5,101	174,148
Corning, Inc. (b)	5,911	196,363
Dynatrace, Inc. (a)	5,126	216,727
Fortinet, Inc. (a)	3,344	210,839
Hewlett Packard Enterprise Co.	13,720	196,470
Jabil, Inc.	2,400	187,560
Keysight Technologies, Inc. (a)	1,272	183,982
KLA Corp.	537	207,572
Lam Research Corp.	411	215,397
Lattice Semiconductor Corp. (a)	2,267	180,680
Littelfuse, Inc.	761	184,345
Lumentum Holdings, Inc. (a)	3,813	183,977
MACOM Technology Solutions Holdings, Inc. (a)	2,806	163,702
Microchip Technology, Inc.	2,410	175,906
Microsoft Corp.	791	243,043
MKS Instruments, Inc.	2,245	188,288
Monolithic Power Systems, Inc.	410	189,408

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 98.8% (Continued)

Information Technology — 37.2% (Continued)
NVIDIA Corp.	861	$238,919
NXP Semiconductors NV	1,122	183,716
ON Semiconductor Corp. (a)(b)	2,506	180,332
Power Integrations, Inc. (b)	2,415	175,764
PTC, Inc. (a)	1,661	208,937
Qorvo, Inc. (a)	2,062	189,869
QUALCOMM, Inc.	1,705	199,144
SiTime Corp. (a)(b)	1,554	168,562
Synaptics, Inc. (a)	1,826	161,711
Synopsys, Inc. (a)	552	204,969
Teradata Corp. (a)	5,203	201,408
		7,438,841
Materials — 10.6%
Albemarle Corp.	872	161,721
Avery Dennison Corp. (b)	1,151	200,827
Avient Corp.	4,961	191,048
Celanese Corp.	1,801	191,338
Corteva, Inc.	3,336	203,896
Dow, Inc.	3,646	198,342
FMC Corp.	1,631	201,559
Ingevity Corp. (a)	2,752	197,429
Linde PLC	574	212,064
The Chemours Co.	6,296	183,025
The Mosaic Co.	4,021	172,300
		2,113,549
TOTAL COMMON STOCKS (Cost $19,098,917)		19,735,653

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Equinix, Inc.	297	215,052
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $202,191)		215,052

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$27,878	27,878
TOTAL SHORT-TERM INVESTMENTS (Cost $27,878)		27,878

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.030% (c)	2,855,922	$2,855,922
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,855,922)		2,855,922

Total Investments (Cost $22,184,908) — 114.3%		22,834,505
Liabilities in Excess of Other Assets — (14.3)%		(2,858,842)
TOTAL NET ASSETS — 100.0%		$19,975,663

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $2,832,958 or 14.2% of net assets.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
ASSET BACKED SECURITIES — 36.4%

Financials — 33.4%
AGL CLO 12 Ltd.
6.410%, 07/20/2034 (a)(b)	$1,000,000	$980,655
AIG CLO 2018-1 LLC
11.850%, 04/20/2032 (a)(b)	1,000,000	943,140
AIG CLO 2021-2 LLC
11.750%, 07/20/2034 (a)(b)	1,000,000	934,685
Basswood Park CLO Ltd.
6.250%, 04/20/2034 (a)(b)	1,000,000	976,066
Benefit Street Partners CLO IV Ltd.
12.450%, 01/20/2032 (a)(b)	250,000	231,931
Burnham Park Clo Ltd.
10.650%, 10/20/2029 (a)(b)	1,000,000	856,741
Carlyle Global Market Strategies CLO 2012-4 Ltd.
6.353%, 04/22/2032 (a)(b)	1,000,000	985,300
CarVal CLO III Ltd.
11.690%, 07/20/2032 (a)(b)	1,000,000	887,138
CIFC Falcon 2020 Ltd.
12.660%, 01/20/2033 (a)(b)	1,000,000	935,989
CIFC Funding 2018-V Ltd.
11.410%, 01/15/2032 (a)(b)	1,000,000	926,187
CIFC Funding 2019-I Ltd.
12.080%, 04/20/2032 (a)(b)	1,000,000	936,438
CIFC Funding 2021-IV Ltd.
6.310%, 07/15/2033 (a)(b)	1,000,000	989,187
Dryden 50 Senior Loan Fund
11.520%, 07/15/2030 (a)(b)	1,000,000	884,328
Goldentree Loan Management US CLO 1 Ltd.
12.500%, 04/20/2034 (a)(b)	1,000,000	821,243
Goldentree Loan Management US Clo 6 Ltd.
11.748%, 04/20/2035 (a)(b)	1,000,000	917,842
Harbor Park CLO 18-1 Ltd.
10.850%, 01/21/2031 (a)(b)	1,000,000	835,964
Magnetite XIX Ltd.
6.310%, 07/17/2034 (a)(b)	1,000,000	978,591
Magnetite XXIX Ltd.
11.010%, 01/17/2034 (a)(b)	1,050,000	977,177
Magnetite XXXI Ltd.
11.260%, 07/17/2034 (a)(b)	500,000	471,144
Magnetite XV Ltd.
10.529%, 07/25/2031 (a)(b)	1,500,000	1,347,376
Neuberger Berman Loan Advisers CLO 26 Ltd.
11.162%, 10/18/2030 (a)(b)	1,000,000	930,576
Neuberger Berman Loan Advisers CLO 35 Ltd.
12.265%, 01/19/2033 (a)(b)	1,000,000	931,207
Neuberger Berman Loan Advisers CLO 41 Ltd.
11.760%, 04/17/2034 (a)(b)	1,000,000	913,050
Neuberger Berman Loan Advisers CLO 48 Ltd.
11.568%, 04/25/2036 (a)(b)	1,500,000	1,337,490

	Shares	Value
Financials — 33.4% (Continued)
Neuberger Berman CLO XX Ltd.
6.420%, 07/17/2034 (a)(b)	1,000,000	$982,500
OCP CLO 2020-19 Ltd.
11.750%, 10/20/2034 (a)(b)	250,000	226,419
Octagon 54 Ltd.
6.380%, 07/17/2034 (a)(b)	1,000,000	977,293
OHA Credit Funding 2 Ltd.
11.621%, 04/21/2034 (a)(b)	550,000	520,713
OHA Loan Funding 2016-1 Ltd.
11.600%, 01/20/2033 (a)(b)	500,000	464,639
Palmer Square CLO 2015-2 Ltd.
11.000%, 07/22/2030 (a)(b)	1,000,000	896,100
Palmer Square CLO 2018-2 Ltd.
10.860%, 07/16/2031 (a)(b)	1,000,000	917,507
Parallel 2021-2 Ltd.
12.450%, 12/20/2034 (a)(b)	1,000,000	895,390
Point Au Roche Park CLO Ltd.
11.350%, 07/20/2034 (a)(b)	370,000	344,502
Rad CLO 12 Ltd.
11.152%, 10/30/2034 (a)(b)	500,000	444,609
RR 12 Ltd.
11.980%, 01/15/2036 (a)(b)	1,080,000	1,007,437
RR 15 Ltd.
11.460%, 04/15/2036 (a)(b)	500,000	450,580
RR 19 Ltd.
11.760%, 10/15/2035 (a)(b)	1,000,000	953,590
Sixth Street CLO XIX Ltd.
11.150%, 07/20/2034 (a)(b)	500,000	461,502
Storm King Park CLO Ltd.
13.156%, 10/15/2035 (a)(b)	1,000,000	992,170
Symphony CLO XXIV Ltd.
12.273%, 01/23/2032 (a)(b)	1,000,000	950,111
		33,414,507
Real Estate — 3.0%
Aimco CLO 10 Ltd.
11.223%, 07/22/2032 (a)(b)	1,000,000	918,112
Aimco CLO 15 Ltd.
11.210%, 10/17/2034 (a)(b)	1,250,000	1,171,469
Aimco CLO Series 2015-A
11.860%, 10/16/2034 (a)(b)	1,000,000	915,279
		3,004,860
TOTAL ASSET BACKED SECURITIES (Cost $37,559,419)		36,419,367

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
BANK LOANS — 46.6%

Communication Services — 4.8%
Charter Communications Operating, LLC
6.800%, (3 Month SOFR USD+1.750%), 02/01/2027 (a)	1,476,163	$1,453,326
6.730%, (1 Month SOFR USD+1.750%), 02/01/2027 (a)	3,834	3,775
Clear Channel Outdoor Holdings Inc. (a)
8.810%, (3 Month SOFR USD+3.500%), 08/21/2016 (a)	1,225,233	1,156,442
8.600%, (1 Month SOFR USD+3.500%), 08/21/2026 (a)	3,182	3,004
SBA Senior Finance II LLC 6.78%, (1 Month LIBOR USD+1.750%), 04/11/2025 (a)	962,819	963,093
SeaWorld Parks & Entertainment, Inc. 8.06%, (1 Month LIBOR USD+3.000%,0.500%Floor), 08/25/2028 (a)	1,224,262	1,221,201
		4,800,841
Consumer Discretionary — 7.9%
Bombardier Recreational Products, Inc. 6.910%, (1 Month SOFR USD+2.000%), 05/24/2027 (a)	234,675	229,269
Carnival Corporation 8.270%, (1 Month LIBOR USD+3.250%,0.750%Floor), 10/18/2028 (a)	1,492,443	1,469,437
ClubCorp Holdings, Inc. 7.770%, (1 Month LIBOR USD+2.75%), 09/18/2024 (a)	1,215,244	1,151,596
Great Outdoors Group, LLC 8.770%, (1 Month LIBOR USD+3.750%,0.750%Floor), 03/06/2028 (a)	1,284,506	1,276,484
ICON Luxembourg S.A.R.L. 7.410%, (3 Month SOFR USD+2.250%,0.500%Floor), 07/03/2028 (a)	687,453	688,021
Madison IAQ LLC 8.300%, (6 Month LIBOR USD+3.250%,0.500%Floor), 06/21/2028 (a)	984,969	949,992
Pilot Travel Centers LLC 7.080%, (1 Month SOFR USD+2.000%), 08/04/2028 (a)	1,236,875	1,235,224
SRS Distribution, Inc. 8.520%, (1 Month LIBOR USD+3.500%,0.500%Floor), 06/02/2028 (a)	983,731	940,924
		7,940,947

	Shares	Value
Consumer Staples — 3.3%
1011778 B.C. Unlimited Liability Company 6.775%, (1 Month LIBOR USD+1.750%), 11/19/2026 (a)	1,315,592	$1,305,008
Sunshine Luxembourg VII SARL 8.910%, (3 Month LIBOR USD+3.750%,0.750%Floor), 10/01/2026 (a)	986,265	976,777
Whatabrands LLC 8.270%, (1 Month LIBOR USD+3.250%,0.500%Floor), 08/03/2028 (a)	997,475	987,500
		3,269,285
Energy — 1.4%
Arch Coal, Inc. 7.770%, (1 Month LIBOR USD+2.750%,1.000%Floor), 03/07/2024 (a)	119	119
Blackstone CQP Holdco LP 8.660%, (3 Month LIBOR USD+3.500%,0.500%Floor), 06/05/2028 (a)	739,341	738,742
Traverse Midstream Partners LLC 8.730%, (3 Month SOFR USD+3.750%,0.500%Floor), 02/16/2028 (a)	647,518	641,366
		1,380,227
Financials — 4.2%
Avolon TLB Borrower 1 (US) LLC 6.700%, (1 Month LIBOR USD+1.750%,0.750%Floor), 01/15/2025 (a)	1,175,812	1,173,772
Deerfield Dakota Holding, LLC 8.560%, (1 Month SOFR USD+3.750%,1.000%Floor), 04/09/2027 (a)	1,483,686	1,436,972
HUB International Ltd.
8.020%, (1 Month LIBOR USD+3.000%), 04/25/2025 (a)	1,232,264	1,231,341
8.160%, (3 Month LIBOR USD+3.000%), 04/25/2025 (a)	3,243	3,240
USI, Inc. 8.650%, (3 Month SOFR USD+3.750%,0.500%Floor), 11/14/2029 (a)	378,100	377,758
		4,223,083
Health Care — 3.5%
AthenaHealth Group, Inc.
7.821%, 01/14/2027 (c) (d)	163,744	153,977
8.460%, (1 Month SOFR USD+3.500%,0.500%Floor), 02/15/2029	1,332,899	1,253,398

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
BANK LOANS — 46.6% (Continued)

Health Care — 3.5% (Continued)
Milano Acquisition Corp. 9.000%, (3 Month SOFR USD+4.000%,0.750%Floor), 10/01/2027 (a)	492,443	$475,826
Medline Borrower, LP 8.270%, (1 Month LIBOR USD+3.250%,0.500%Floor), 10/23/2028 (a)	997,481	969,567
Parexel International 8.270%, (1 Month LIBOR USD+3.250%,0.500%Floor), 11/15/2028 (a)	495,000	487,236
PRA Health Sciences, Inc. 7.160%, (3 Month SOFR USD+2.250%,0.500%Floor), 07/03/2028 (a)	171,279	171,421
		3,511,425
Industrials — 10.8%
AAdvantage Loyalty IP Ltd. 10.000%, (3 Month LIBOR USD+4.750%,0.750%Floor), 04/20/2028 (a)	1,000,000	1,008,190
Allied Universal Holdco LLC 8.830%, (1 Month SOFR USD+3.750%,0.500%Floor), 05/12/2028 (a)	992,443	958,814
Chart Industries, Inc. 8.740%, (1 Month SOFR USD+3.750%,0.500%Floor), 03/15/2030 (a)	1,500,000	1,502,820
Dynasty Acquisition Co., Inc. 8.580%, (1 Month SOFR USD+3.500%), 04/06/2026 (a)	955,827	940,491
8.580%, (1 Month SOFR USD+3.500%), 04/06/2026 (a)	513,885	505,640
Genesee & Wyoming, Inc. 7.000%, (3 Month SOFR USD+2.000%), 12/30/2026 (a)	992,327	990,377
GFL Environmental, Inc. 8.150%, (1 Month SOFR USD+3.000%,0.500%Floor), 05/31/2027 (a)	992,437	994,436
Mileage Plus Holdings, LLC 10.210%, (3 Month LIBOR USD+5.250%,1.00%Floor), 06/21/2027 (a)	425,000	442,914
QUIKRETE Holdings, Inc. 7.650%, (1 Month LIBOR USD+2.630%), 02/01/2027 (a)	1,465,386	1,459,107
SPX Flow, Inc. 9.580%, (1 Month SOFR USD+4.500%,0.500%Floor), 04/05/2029 (a)	1,089,266	1,053,598

	Shares	Value
Industrials — 10.8% (Continued)
Titan Acquisition Limited 8.150%, (6 Month LIBOR USD+3.000%), 03/28/2025 (a)	973,469	$934,419
		10,790,806
Information Technology — 6.5%
Epicor Software Corporation 8.270%, (1 Month LIBOR USD+3.250%,0.750%Floor), 07/30/2027 (a)	1,487,500	1,471,123
Peraton Corp. 8.830%, (1 Month LIBOR USD+3.750%,0.750%Floor), 02/01/2028 (a)	987,155	968,952
Polaris Newco, LLC 9.160%, (3 Month LIBOR USD+4.000%,0.500%Floor), 06/02/2028 (a)	1,237,437	1,150,130
Roper Industrial Products Investment Company LLC 9.400%, (3 Month SOFR USD+4.500%,0.500%Floor), 11/22/2029 (a)	500,000	497,657
Tempo Acquisition, LLC 7.980%, (1 Month SOFR USD+3.000%,0.500%Floor), 08/31/2028 (a)	921,079	921,751
UKG Inc. 8.270%, (3 Month SOFR USD+3.250%,0.500%Floor), 05/04/2026 (a)	1,496,212	1,459,315
		6,468,928
Materials — 4.2%
Engineered Machinery Holdings, Inc. 8.660%, (3 Month LIBOR USD+3.500%,0.750%Floor), 05/22/2028 (a)	987,481	976,506
Graham Packaging Company, Inc. 8.020%, (1 Month LIBOR USD+3.000%,0.750%Floor), 08/04/2027 (a)	976,236	972,297
Starfruit US Holdco LLC 7.900%, (3 Month SOFR USD+2.750%), 10/01/2025 (a)	367,380	366,548
Pregis Topco LLC 8.850%, (1 Month SOFR USD+3.750%), 07/31/2026 (a)	488,636	481,815
Proampac PG Borrower LLC
9.000%, (3 Month SOFR USD+3.750%,0.750%Floor), 11/03/2025 (a)	1,091,078	1,077,216

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
BANK LOANS — 46.6% (Continued)

Materials — 4.2% (Continued)
8.930%, (6 Month LIBOR USD+3.750%,0.750%Floor), 11/03/2025 (a)	359,964	$355,390
8.650%, (3 Month LIBOR USD+3.750%,0.750%Floor), 11/03/2025 (a)	18,087	17,857
		4,247,630
TOTAL BANK LOANS (Cost $46,904,535)		46,633,172

	Shares
CLOSED END FUNDS — 0.0% (e)
Eagle Point Credit Co., Inc.	1,905	21,716
TOTAL CLOSED END FUNDS (Cost $33,494)		21,716

	Principal Amount
CORPORATE BONDS — 10.4%

Communication Services — 1.4%
Millennium Operations, LLC
5.500%, 05/01/2025 (b)	$500,000	499,692
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/2030 (b)	500,000	431,884
DISH Network Corp.
11.750%, 11/15/2027 (b)	500,000	473,203
		1,404,779
Consumer Discretionary — 1.5%
Boyd Gaming Corp.
4.750%, 12/01/2027	500,000	482,988
Las Vegas Sands Corp.
3.900%, 08/08/2029	500,000	455,647
Madison IAQ LLC
4.125%, 06/30/2028 (b)	250,000	220,192
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (b)	500,000	395,450
		1,554,277
Consumer Staples — 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (b)	500,000	437,002
US Foods, Inc.
4.625%, 06/01/2030 (b)	500,000	457,703
		894,705

	Principal Amount	Value
Energy — 0.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (b)	$500,000	$468,718
Callon Petroleum Co.
7.500%, 06/15/2030 (b)	500,000	474,162
		942,880
Financials — 0.5%
Ford Motor Credit Co. LLC
5.113%, 05/03/2029	500,000	467,594

Health Care — 0.4%
Medline Borrower LP
3.875%, 04/01/2029 (b)	500,000	437,768

Industrials — 3.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/2027 (b)	500,000	465,706
American Airlines, Inc.
5.500%, 04/20/2026 (b)	500,000	491,670
GFL Environmental, Inc.
3.500%, 09/01/2028 (b)	500,000	454,978
Standard Industries, Inc.
4.750%, 01/15/2028 (b)	500,000	467,035
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (b)	500,000	447,782
TransDigm UK Holdings PLC
6.875%, 05/15/2026	500,000	503,728
United Rentals North America, Inc.
4.875%, 01/15/2028	500,000	481,301
		3,312,200
Information Technology — 0.5%
Entegris, Inc.
4.375%, 04/15/2028 (b)	500,000	458,219

Materials — 0.5%
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/2028 (b)	500,000	498,139

Real Estate — 0.5%
The Howard Hughes Corp.
5.375%, 08/01/2028 (b)	500,000	451,983
TOTAL CORPORATE BONDS (Cost $10,585,476)		10,422,544

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 1.2%
iShares iBoxx High Yield Corporate Bond ETF	8,065	$607,779
SPDR Bloomberg High Yield Bond ETF	6,533	604,237
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,212,016

	Principal Amount
SHORT-TERM INVESTMENTS — 5.0%

Money Market Deposit Accounts — 5.0%
U.S. Bank Money Market Deposit Account, 3.760% (f)	$4,957,416	4,957,416
TOTAL SHORT-TERM INVESTMENTS (Cost $4,957,416)		4,957,416

Total Investments (Cost $101,241,745) — 99.6%		99,666,231
Other Assets in Excess of Liabilities — 0.4%		428,549
TOTAL NET ASSETS — 100.0%		$100,094,780

Percentages are stated as a percent of net assets.

(a)

Variable rate instrument. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate. The interest rate shown reflects the rate in effect at April 30, 2023.

(b)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2023, the market value of these securities total $44,450,652, which represents 44.4% of total net assets.

(c)	The loan will settle after April 30, 2023 at which time the interest rate will be determined.
(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Less than 0.05%.
(f)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 88.2%

Communication Services — 7.4%
Activision Blizzard, Inc.	17	$1,321
Alphabet, Inc. - Class A (a)	140	15,028
Alphabet, Inc. - Class C (a)	122	13,203
AT&T, Inc.	168	2,968
Charter Communications, Inc. - Class A (a)	2	737
Comcast Corp. - Class A	99	4,096
DISH Network Corp. - Class A (a)	6	45
Electronic Arts, Inc.	6	764
Fox Corp. - Class A	7	233
Fox Corp. - Class B	3	92
Live Nation Entertainment, Inc. (a)	3	203
Match Group, Inc. (a)	7	258
Meta Platforms, Inc. - Class A (a)	52	12,497
Netflix, Inc. (a)	10	3,299
News Corp. - Class A	9	158
News Corp. - Class B	3	53
Omnicom Group, Inc.	5	453
Paramount Global - Class B	12	280
Take-Two Interactive Software, Inc. (a)	4	497
The Interpublic Group of Cos., Inc.	9	322
T-Mobile US, Inc. (a)	14	2,015
Verizon Communications, Inc.	99	3,844
Walt Disney Co. (a)	43	4,407
Warner Bros Discovery, Inc. (a)	52	708
		67,481
Consumer Discretionary — 8.8%
Advance Auto Parts, Inc.	1	126
Amazon.com, Inc. (a)	210	22,144
Aptiv PLC (a)	6	617
Bath & Body Works, Inc.	5	175
Best Buy Co., Inc.	5	373
Booking Holdings, Inc. (a)	1	2,686
BorgWarner, Inc.	6	289
Caesars Entertainment, Inc. (a)	5	226
CarMax, Inc. (a)	4	280
Carnival Corp. (a)	24	221
Chipotle Mexican Grill, Inc. (a)	1	2,068
Darden Restaurants, Inc.	3	456
Domino’s Pizza, Inc.	1	317
DR Horton, Inc.	7	769
eBay, Inc.	13	604
Etsy, Inc. (a)	3	303
Expedia Group, Inc. (a)	3	282
Ford Motor Co.	92	1,093
Garmin Ltd.	4	393
General Motors Co.	33	1,090

	Shares	Value
Consumer Discretionary — 8.8% (Continued)
Genuine Parts Co.	3	$505
Hasbro, Inc.	3	178
Hilton Worldwide Holdings, Inc.	6	864
Las Vegas Sands Corp. (a)	8	511
Lennar Corp. - Class A	6	677
LKQ Corp.	6	346
Lowe’s Cos., Inc.	14	2,910
Marriott International, Inc.	6	1,016
McDonald’s Corp.	17	5,028
MGM Resorts International	7	314
Mohawk Industries, Inc. (a)	1	106
Newell Brands, Inc.	9	109
NIKE, Inc. - Class B	29	3,675
Norwegian Cruise Line Holdings Ltd. (a)	10	133
O’Reilly Automotive, Inc. (a)	1	917
Pool Corp.	1	351
PulteGroup, Inc.	5	336
Ralph Lauren Corp.	1	115
Ross Stores, Inc.	8	854
Royal Caribbean Cruises Ltd. (a)	5	327
Starbucks Corp.	27	3,086
Tapestry, Inc.	6	245
Tesla Motors, Inc. (a)	63	10,352
The Home Depot, Inc.	24	7,213
The TJX Cos., Inc.	27	2,128
Tractor Supply Co.	3	715
Ulta Beauty, Inc. (a)	1	551
VF Corp.	8	188
Whirlpool Corp.	1	140
Wynn Resorts Ltd. (a)	2	229
Yum! Brands, Inc.	7	984
		79,615
Consumer Staples — 6.7%
Altria Group, Inc.	42	1,995
Archer-Daniels-Midland Co.	13	1,015
Brown-Forman Corp. - Class B	4	260
Bunge Ltd.	4	374
Campbell Soup Co.	5	272
Church & Dwight Co., Inc.	6	583
Colgate-Palmolive Co.	20	1,596
Conagra Brands, Inc.	11	418
Constellation Brands, Inc. - Class A	4	918
Costco Wholesale Corp.	10	5,032
Dollar General Corp.	5	1,107
Dollar Tree, Inc. (a)	5	769
General Mills, Inc.	14	1,241
Hormel Foods Corp.	7	283
Kellogg Co.	6	419

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 88.2% (Continued)

Consumer Staples — 6.7% (Continued)
Keurig Dr Pepper, Inc.	20	$654
Kimberly-Clark Corp.	8	1,159
Lamb Weston Holdings, Inc.	3	335
McCormick & Co., Inc.	6	527
Molson Coors Brewing Co. - Class B	4	238
Mondelez International, Inc.	32	2,455
Monster Beverage Corp. (a)	18	1,008
PepsiCo, Inc.	32	6,109
Philip Morris International, Inc.	37	3,699
Sysco Corp.	12	921
Target Corp.	11	1,735
The Clorox Co.	3	497
The Coca-Cola Co.	92	5,902
The Estee Lauder Cos., Inc.	5	1,234
The Hershey Co.	3	819
The JM Smucker Co.	3	463
The Kraft Heinz Co.	19	746
The Kroger Co.	15	729
The Procter & Gamble Co.	56	8,757
Tyson Foods, Inc. - Class A	7	437
Walgreens Boots Alliance, Inc.	17	599
Walmart, Inc.	33	4,982
		60,287
Energy — 4.3%
APA Corp.	8	295
Baker Hughes Co.	24	702
Chevron Corp.	42	7,080
ConocoPhillips	29	2,984
Coterra Energy, Inc.	19	486
Devon Energy Corp.	15	801
Diamondback Energy, Inc.	4	569
EOG Resources, Inc.	14	1,673
EQT Corp.	9	314
Exxon Mobil Corp.	97	11,479
Halliburton Co.	21	688
Hess Corp.	7	1,015
Kinder Morgan, Inc.	47	806
Marathon Oil Corp.	15	362
Marathon Petroleum Corp.	11	1,342
Occidental Petroleum Corp.	17	1,046
ONEOK, Inc.	11	719
Phillips 66	11	1,089
Pioneer Natural Resources Co.	6	1,305
Schlumberger Ltd.	33	1,629
Targa Resources Corp.	5	378
The Williams Cos., Inc.	29	878
Valero Energy Corp.	9	1,032
		38,672

	Shares	Value
Financials — 11.9%
Aflac, Inc.	13	$908
American Express Co.	14	2,259
American International Group, Inc.	18	955
Ameriprise Financial, Inc.	2	610
Aon PLC	5	1,626
Arch Capital Group Ltd. (a)	9	676
Arthur J Gallagher & Co.	5	1,040
Assurant, Inc.	1	123
Bank of America Corp.	164	4,802
Berkshire Hathaway, Inc. - Class B (a)	42	13,799
BlackRock, Inc.	4	2,685
Brown & Brown, Inc.	6	386
Capital One Financial Corp.	9	876
Cboe Global Markets, Inc.	2	279
Chubb Ltd.	10	2,016
Cincinnati Financial Corp.	4	426
Citigroup, Inc.	46	2,165
Citizens Financial Group, Inc.	12	371
CME Group, Inc.	8	1,486
Comerica, Inc.	3	130
Discover Financial Services	6	621
Everest Re Group Ltd.	1	378
FactSet Research Systems, Inc.	1	412
Fidelity National Information Services, Inc.	14	822
Fifth Third Bancorp	16	419
First Republic Bank	4	14
Fiserv, Inc. (a)	15	1,832
FleetCor Technologies, Inc. (a)	2	428
Franklin Resources, Inc.	7	188
Global Payments, Inc.	6	676
Globe Life, Inc.	2	217
Huntington Bancshares, Inc.	34	381
Intercontinental Exchange, Inc.	13	1,416
Invesco Ltd.	11	188
Jack Henry & Associates, Inc.	2	327
JPMorgan Chase & Co.	69	9,539
KeyCorp.	22	248
Lincoln National Corp.	4	87
Loews Corp.	5	288
M&T Bank Corp.	4	503
MarketAxess Holdings, Inc.	1	318
Marsh & McLennan Cos., Inc.	12	2,162
MasterCard, Inc. - Class A	20	7,601
MetLife, Inc.	16	981
Moody’s Corp.	4	1,252
Morgan Stanley	31	2,789
MSCI, Inc.	2	965

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 88.2% (Continued)

Financials — 11.9% (Continued)
Nasdaq, Inc.	8	$443
Northern Trust Corp.	5	391
PayPal Holdings, Inc. (a)	27	2,052
Principal Financial Group, Inc.	5	373
Prudential Financial, Inc.	9	783
Raymond James Financial, Inc.	5	453
Regions Financial Corp.	22	402
S&P Global, Inc.	8	2,901
Signature Bank (b)	2	0
State Street Corp.	8	578
SVB Financial Group (a)	2	1
Synchrony Financial	10	295
T Rowe Price Group, Inc.	5	562
The Allstate Corp.	6	694
The Bank of New York Mellon Corp.	17	724
The Charles Schwab Corp.	36	1,881
The Goldman Sachs Group, Inc.	8	2,747
The Hartford Financial Services Group, Inc.	7	497
The PNC Financial Services Group, Inc.	9	1,172
The Progressive Corp.	14	1,910
The Travelers Cos., Inc.	5	906
Truist Financial Corp.	31	1,010
US Bancorp	33	1,131
Visa, Inc. - Class A	38	8,844
W R Berkley Corp.	5	295
Wells Fargo & Co.	90	3,577
Willis Towers Watson PLC	3	695
Zions Bancorp	4	111
		108,098
Health Care — 13.2%
Abbott Laboratories	41	4,529
AbbVie, Inc.	42	6,347
Agilent Technologies, Inc.	7	948
Align Technology, Inc. (a)	2	651
AmerisourceBergen Corp.	4	667
Amgen, Inc.	13	3,117
Baxter International, Inc.	12	572
Becton Dickinson and Co.	7	1,850
Biogen, Inc. (a)	3	913
Bio-Rad Laboratories, Inc. - Class A (a)	1	451
Bio-Techne Corp.	4	320
Boston Scientific Corp. (a)	34	1,772
Bristol-Myers Squibb Co.	50	3,339
Cardinal Health, Inc.	6	493
Catalent, Inc. (a)	4	201

	Shares	Value
Health Care — 13.2% (Continued)
Centene Corp. (a)	13	$896
Charles River Laboratories International, Inc. (a)	1	190
Cigna Corp.	7	1,773
CVS Health Corp.	30	2,199
Danaher Corp.	15	3,554
DaVita, Inc. (a)	1	90
DENTSPLY SIRONA, Inc.	5	210
DexCom, Inc. (a)	9	1,092
Edwards Lifesciences Corp. (a)	15	1,320
Elevance Health, Inc.	6	2,812
Eli Lilly & Co.	19	7,521
GE HealthCare Technologies, Inc. (a)	9	732
Gilead Sciences, Inc.	29	2,384
HCA Healthcare, Inc.	5	1,437
Henry Schein, Inc. (a)	3	242
Hologic, Inc. (a)	6	516
Humana, Inc.	3	1,591
IDEXX Laboratories, Inc. (a)	2	984
Illumina, Inc. (a)	4	822
Incyte Corp. (a)	4	298
Insulet Corp. (a)	2	636
Intuitive Surgical, Inc. (a)	8	2,410
IQVIA Holdings, Inc. (a)	4	753
Johnson & Johnson	62	10,149
Laboratory Corp. of American Holdings	2	453
McKesson Corp.	3	1,093
Medtronic PLC	31	2,819
Merck & Co., Inc.	60	6,928
Mettler-Toledo International, Inc. (a)	1	1,492
Moderna, Inc. (a)	8	1,063
Molina Healthcare, Inc. (a)	1	298
Organon & Co.	6	148
PerkinElmer, Inc.	3	391
Pfizer, Inc.	132	5,134
Quest Diagnostics, Inc.	3	416
Regeneron Pharmaceuticals, Inc. (a)	3	2,405
ResMed, Inc.	3	723
STERIS PLC	2	377
Stryker Corp.	8	2,397
Teleflex, Inc.	1	273
The Cooper Cos., Inc.	1	381
Thermo Fisher Scientific, Inc.	9	4,994
UnitedHealth Group, Inc.	22	10,826
Universal Health Services, Inc. - Class B	2	301
Vertex Pharmaceuticals, Inc. (a)	6	2,044
Viatris, Inc.	29	271

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 88.2% (Continued)

Health Care — 13.2% (Continued)
Waters Corp. (a)	1	$300
West Pharmaceutical Services, Inc.	2	723
Zimmer Biomet Holdings, Inc.	5	692
Zoetis, Inc.	11	1,934
		119,657
Industrials — 7.5%
3M Co.	13	1,381
A O Smith Corp.	3	205
Alaska Air Group, Inc. (a)	3	130
Allegion PLC	2	221
American Airlines Group, Inc. (a)	15	205
AMETEK, Inc.	5	690
Automatic Data Processing, Inc.	10	2,200
Broadridge Financial Solutions, Inc.	3	436
Carrier Global Corp.	20	836
Caterpillar, Inc.	12	2,626
CH Robinson Worldwide, Inc.	3	303
Cintas Corp.	2	912
Copart, Inc. (a)	10	790
CoStar Group, Inc. (a)	10	769
CSX Corp.	50	1,532
Cummins, Inc.	3	705
Deere & Co.	6	2,268
Delta Air Lines, Inc. (a)	15	515
Dover Corp.	3	438
Eaton Corp. PLC	9	1,504
Emerson Electric Co.	13	1,082
Equifax, Inc.	3	625
Expeditors International of Washington, Inc.	4	455
Fastenal Co.	13	700
FedEx Corp.	5	1,139
Fortive Corp.	8	505
Generac Holdings, Inc. (a)	1	102
General Dynamics Corp.	5	1,092
General Electric Co.	26	2,573
Honeywell International, Inc.	16	3,197
Howmet Aerospace, Inc.	9	399
Huntington Ingalls Industries, Inc.	1	202
IDEX Corp.	2	413
Illinois Tool Works, Inc.	7	1,694
Ingersoll Rand, Inc.	10	570
Jacobs Solutions, Inc.	3	346
JB Hunt Trasport Services, Inc.	2	351
Johnson Controls International PLC	16	957
L3Harris Technologies, Inc.	4	781
Leidos Holdings, Inc.	3	280
Lockheed Martin Corp.	5	2,322

	Shares	Value
Industrials — 7.5% (Continued)
Masco Corp.	5	$268
Nordson Corp.	1	216
Norfolk Southern Corp.	5	1,015
Northrop Grumman Corp.	3	1,384
Old Dominion Freight Line, Inc.	2	641
Otis Worldwide Corp.	10	853
PACCAR, Inc.	12	896
Parker-Hannifin Corp.	3	975
Paychex, Inc.	8	879
Pentair PLC	4	232
Quanta Services, Inc.	3	509
Raytheon Technologies Corp.	35	3,497
Republic Services, Inc.	5	723
Robert Half International, Inc.	3	219
Rockwell Automation, Inc.	3	850
Rollins, Inc.	5	211
Snap-On, Inc.	1	259
Southwest Airlines Co.	14	424
Stanley Black & Decker, Inc.	3	259
Textron, Inc.	5	335
The Boeing Co. (a)	13	2,688
Trane Technologies PLC	5	929
TransDigm Group, Inc.	1	765
Union Pacific Corp.	14	2,740
United Airlines Holdings, Inc. (a)	8	350
United Parcel Service, Inc. - Class B	17	3,057
United Rentals, Inc.	2	722
Verisk Analytics, Inc.	4	776
W.W. Grainger, Inc.	1	696
Waste Management, Inc.	9	1,494
Westinghouse Air Brake Technologies Corp.	4	391
Xylem, Inc.	4	415
		68,119
Information Technology — 23.3%
Accenture PLC - Class A	15	4,204
Adobe, Inc. (a)	11	4,153
Advanced Micro Devices, Inc. (a)	38	3,396
Akamai Technologies, Inc. (a)	4	328
Amphenol Corp.	14	1,057
Analog Devices, Inc.	12	2,158
ANSYS, Inc. (a)	2	628
Apple, Inc.	350	59,388
Applied Materials, Inc.	20	2,261
Arista Networks, Inc. (a)	6	961
Autodesk, Inc. (a)	5	974
Broadcom, Inc.	10	6,265
Cadence Design System, Inc. (a)	6	1,257

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 88.2% (Continued)

Information Technology — 23.3% (Continued)
CDW Corp.	3	$509
Ceridian HCM Holding, Inc. (a)	4	254
Cisco Systems, Inc.	97	4,583
Cognizant Technology Solutions Corp.	12	716
Corning, Inc.	18	598
DXC Technology Co. (a)	5	119
Enphase Energy, Inc. (a)	3	493
EPAM Systems, Inc. (a)	1	282
F5, Inc. (a)	1	134
Fair Isaac Corp. (a)	1	728
First Solar, Inc. (a)	2	365
Fortinet, Inc. (a)	15	946
Gartner, Inc. (a)	2	605
Gen Digital, Inc.	13	230
Hewlett Packard Enterprise Co.	30	430
HP, Inc.	20	594
Intel Corp.	97	3,013
International Business Machines Corp.	21	2,655
Intuit, Inc.	7	3,108
Juniper Networks, Inc.	8	241
Keysight Technologies, Inc. (a)	4	579
KLA Corp.	3	1,160
Lam Research Corp.	3	1,572
Microchip Technology, Inc.	13	949
Micron Technology, Inc.	26	1,673
Microsoft Corp.	175	53,770
Monolithic Power Systems, Inc.	1	462
Motorola Solutions, Inc.	4	1,166
NetApp, Inc.	5	314
NVIDIA Corp.	58	16,094
NXP Semiconductors NV	6	982
ON Semiconductor Corp. (a)	10	720
Oracle Corp.	36	3,410
Paycom Software, Inc. (a)	1	290
PTC, Inc. (a)	3	377
Qorvo, Inc. (a)	2	184
QUALCOMM, Inc.	26	3,037
Roper Technologies, Inc.	2	910
salesforce.com, Inc. (a)	24	4,761
Seagate Technology Holdings PLC	5	294
ServiceNow, Inc. (a)	5	2,297
Skyworks Solutions, Inc.	4	424
SolarEdge Technologies, Inc. (a)	1	286
Synopsys, Inc. (a)	4	1,485
TE Connectivity Ltd.	7	857
Teledyne Technologies, Inc. (a)	1	414

	Shares	Value
Information Technology — 23.3% (Continued)
Teradyne, Inc.	4	$365
Texas Instruments, Inc.	21	3,511
Trimble, Inc. (a)	6	283
Tyler Technologies, Inc. (a)	1	379
VeriSign, Inc. (a)	2	444
Western Digital Corp. (a)	8	275
Zebra Technologies Corp. (a)	1	288
		211,645
Materials — 2.4%
Air Products & Chemicals, Inc.	5	1,472
Albemarle Corp.	3	556
Amcor PLC	35	384
Avery Dennison Corp.	2	349
Ball Corp.	7	372
Celanese Corp.	2	212
CF Industries Holdings, Inc.	5	358
Corteva, Inc.	17	1,039
Dow, Inc.	17	925
DuPont de Nemours, Inc.	11	767
Eastman Chemical Co.	3	253
Ecolab, Inc.	6	1,007
FMC Corp.	3	371
Freeport-McMoRan, Inc.	34	1,289
International Flavors & Fragrances, Inc.	6	582
International Paper Co.	8	265
Linde PLC	12	4,433
LyondellBasell Industries NV	6	568
Martin Marietta Materials, Inc.	1	363
Mosaic Co.	8	343
Newmont Goldcorp Corp.	19	901
Nucor Corp.	6	889
Packaging Corp. of America	2	270
PPG Industries, Inc.	6	841
Sealed Air Corp.	3	144
Steel Dynamics, Inc.	4	416
The Sherwin-Williams Co.	6	1,425
Vulcan Materials Co.	3	525
Westrock Co.	6	180
		21,499
Real Estate — 0.1%
CBRE Group, Inc. (a)	7	537

Utilities — 2.6%
Alliant Energy Corp.	6	331
Ameren Corp.	6	534
American Electric Power Co., Inc.	12	1,109
American Water Works Co., Inc.	5	741
Atmos Energy Corp.	3	342

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 88.2% (Continued)

Utilities — 2.6% (Continued)
CenterPoint Energy, Inc.	15	$457
CMS Energy Corp.	7	436
Consolidated Edison, Inc.	8	788
Constellation Energy Corp.	8	619
Dominion Energy, Inc.	20	1,143
DTE Energy Co.	5	562
Duke Energy Corp.	18	1,780
Edison International	9	662
Entergy Corp.	5	538
Evergy, Inc.	5	311
Eversource Energy	8	621
Exelon Corp.	23	976
FirstEnergy Corp.	13	517
NextEra Energy, Inc.	47	3,602
NiSource, Inc.	10	285
NRG Energy, Inc.	5	171
PG&E Corp. (a)	38	650
Pinnacle West Capital Corp.	3	235
PPL Corp.	17	488
Public Service Enterprise Group, Inc.	12	758
Sempra Energy	7	1,089
The AES Corp.	16	379
The Southern Co.	26	1,912
WEC Energy Group, Inc.	7	673
Xcel Energy, Inc.	13	909
		23,618
TOTAL COMMON STOCKS (Cost $909,008)		799,228

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Alexandria Real Estate Equities, Inc.	4	497
American Tower Corp.	11	2,248
AvalonBay Communities, Inc.	3	541
Boston Properties, Inc.	3	160
Camden Property Trust	3	330
Crown Castle, Inc.	10	1,231
Digital Realty Trust, Inc.	7	694
Equinix, Inc.	2	1,448
Equity Residential	8	506
Essex Property Trust, Inc.	2	439
Extra Space Storage, Inc.	3	456
Federal Realty Investment Trust	2	198
Healthpeak Properties, Inc.	13	286
Host Hotels & Resorts, Inc.	17	275
Invitation Homes, Inc.	14	467
Iron Mountain, Inc.	7	387
Kimco Realty Corp.	15	288

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.3% (Continued)
Mid-America Apartment Communities, Inc.	3	$461
Prologis, Inc.	22	2,756
Public Storage	4	1,179
Realty Income Corp.	15	943
Regency Centers Corp.	4	246
SBA Communications Corp.	3	783
Simon Property Group, Inc.	8	907
UDR, Inc.	7	289
Ventas, Inc.	9	432
VICI Properties, Inc.	24	815
Welltower, Inc.	11	871
Weyerhaeuser Co.	17	508
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,992)		20,641

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%

Money Market Deposit Accounts — 4.4%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$40,304	40,304
TOTAL SHORT-TERM INVESTMENTS (Cost $40,304)		40,304

Total Investments (Cost $975,304) — 94.9%		860,173
Other Assets in Excess of Liabilities — 5.1%		46,315
TOTAL NET ASSETS — 100.0%		$906,488

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than $0.50.
(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
April 30, 2023

Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
2	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	$34,375	$1,593
2	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	33,625	193
2	Long	S&P 500 Annual Dividend Futures Index (a)	12/19/2025	32,750	1,643
					$3,429

(a)	Exchange traded.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 83.2%

Communication Services — 7.1%
Activision Blizzard, Inc.	1,906	$148,115
Alphabet, Inc. - Class A (a)	16,030	1,720,660
Alphabet, Inc. - Class C (a)	13,975	1,512,375
AT&T, Inc.	19,182	338,946
Charter Communications, Inc. - Class A (a)	279	102,867
Comcast Corp. - Class A	11,322	468,391
DISH Network Corp. - Class A (a)	669	5,024
Electronic Arts, Inc.	691	87,951
Fox Corp. - Class A	792	26,342
FOX Corp. - Class B	370	11,300
Live Nation Entertainment, Inc. (a)	381	25,824
Match Group, Inc. (a)	749	27,638
Meta Platforms, Inc. - Class A (a)	5,982	1,437,594
Netflix, Inc. (a)	1,187	391,627
News Corp. - Class A	1,023	18,015
News Corp. - Class B	310	5,503
Omnicom Group, Inc.	539	48,817
Paramount Global - Class B	1,356	31,635
Take-Two Interactive Software, Inc. (a)	420	52,202
The Interpublic Group of Cos., Inc.	1,038	37,088
T-Mobile US, Inc. (a)	1,591	228,945
Verizon Communications, Inc.	11,306	439,012
Walt Disney Co. (a)	4,907	502,968
Warner Bros Discovery, Inc. (a)	5,943	80,884
		7,749,723
Consumer Discretionary — 8.4%
Advance Auto Parts, Inc.	156	19,583
Amazon.com, Inc. (a)	24,005	2,531,327
Aptiv PLC (a)	729	74,985
AutoZone, Inc. (a)	45	119,849
Bath & Body Works, Inc.	614	21,551
Best Buy Co., Inc.	525	39,123
Booking Holdings, Inc. (a)	94	252,513
BorgWarner, Inc.	627	30,177
Caesars Entertainment, Inc. (a)	568	25,725
CarMax, Inc. (a)	419	29,343
Carnival Corp. (a)	2,693	24,803
Chipotle Mexican Grill, Inc. (a)	67	138,531
Darden Restaurants, Inc.	319	48,466
Domino’s Pizza, Inc.	86	27,302
DR Horton, Inc.	841	92,359
eBay, Inc.	1,459	67,741
Etsy, Inc. (a)	329	33,239
Expedia Group, Inc. (a)	394	37,020
Ford Motor Co.	10,532	125,120
Garmin Ltd.	408	40,053

	Shares	Value
Consumer Discretionary — 8.4% (Continued)
General Motors Co.	3,752	$123,966
Genuine Parts Co.	378	63,621
Hasbro, Inc.	339	20,076
Hilton Worldwide Holdings, Inc.	706	101,678
Las Vegas Sands Corp. (a)	880	56,188
Lennar Corp. - Class A	674	76,034
LKQ Corp.	675	38,968
Lowe’s Cos., Inc.	1,621	336,892
Marriott International, Inc.	724	122,602
McDonald’s Corp.	1,967	581,740
MGM Resorts International	847	38,047
Mohawk Industries, Inc. (a)	140	14,826
Newell Brands, Inc.	1,008	12,247
NIKE, Inc. - Class B	3,343	423,625
Norwegian Cruise Line Holdings Ltd. (a)	1,129	15,072
NVR, Inc. (a)	7	40,880
O’Reilly Automotive, Inc. (a)	163	149,522
Pool Corp.	95	33,375
PulteGroup, Inc.	607	40,760
Ralph Lauren Corp.	100	11,479
Ross Stores, Inc.	919	98,085
Royal Caribbean Cruises Ltd. (a)	580	37,949
Starbucks Corp.	3,085	352,585
Tapestry, Inc.	632	25,792
Tesla Motors, Inc. (a)	7,238	1,189,276
The Home Depot, Inc.	2,734	821,676
The TJX Cos., Inc.	3,100	244,342
Tractor Supply Co.	292	69,613
Ulta Beauty, Inc. (a)	135	74,443
VF Corp.	885	20,806
Whirlpool Corp.	144	20,101
Wynn Resorts Ltd. (a)	274	31,313
Yum! Brands, Inc.	751	105,576
		9,171,965
Consumer Staples — 6.3%
Altria Group, Inc.	4,807	228,381
Archer-Daniels-Midland Co.	1,470	114,778
Brown-Forman Corp. - Class B	491	31,959
Bunge Ltd.	399	37,346
Campbell Soup Co.	534	28,996
Church & Dwight Co., Inc.	651	63,225
Colgate-Palmolive Co.	2,240	178,752
Conagra Brands, Inc.	1,275	48,399
Constellation Brands, Inc. - Class A	429	98,443
Costco Wholesale Corp.	1,183	595,309
Dollar General Corp.	602	133,319
Dollar Tree, Inc. (a)	552	84,848
General Mills, Inc.	1,585	140,478

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 83.2% (Continued)

Consumer Staples — 6.3% (Continued)
Hormel Foods Corp.	774	$31,300
Kellogg Co.	680	47,444
Keurig Dr Pepper, Inc.	2,287	74,785
Kimberly-Clark Corp.	902	130,691
Lamb Weston Holdings, Inc.	385	43,047
McCormick & Co., Inc.	668	58,684
Molson Coors Brewing Co. - Class B	504	29,978
Mondelez International, Inc.	3,664	281,102
Monster Beverage Corp. (a)	2,049	114,744
PepsiCo, Inc.	3,698	705,911
Philip Morris International, Inc.	4,165	416,375
Sysco Corp.	1,362	104,520
Target Corp.	1,236	194,979
The Clorox Co.	323	53,495
The Coca-Cola Co.	10,476	672,035
The Estee Lauder Cos., Inc.	621	153,213
The Hershey Co.	392	107,039
The JM Smucker Co.	282	43,544
The Kraft Heinz Co.	2,134	83,802
The Kroger Co.	1,747	84,957
The Procter & Gamble Co.	6,341	991,606
Tyson Foods, Inc. - Class A	764	47,742
Walgreens Boots Alliance, Inc.	1,927	67,927
Walmart, Inc.	3,770	569,157
		6,892,310
Energy — 4.0%
APA Corp.	863	31,801
Baker Hughes Co.	2,702	79,006
Chevron Corp.	4,779	805,644
ConocoPhillips	3,290	338,508
Coterra Energy, Inc.	2,115	54,144
Devon Energy Corp.	1,752	93,609
Diamondback Energy, Inc.	493	70,105
EOG Resources, Inc.	1,579	188,643
EQT Corp.	985	34,317
Exxon Mobil Corp.	11,084	1,311,681
Halliburton Co.	2,431	79,615
Hess Corp.	744	107,925
Kinder Morgan, Inc.	5,322	91,272
Marathon Oil Corp.	1,707	41,241
Marathon Petroleum Corp.	1,220	148,840
Occidental Petroleum Corp.	1,954	120,230
ONEOK, Inc.	1,203	78,688
Phillips 66	1,249	123,651
Pioneer Natural Resources Co.	636	138,362
Schlumberger Ltd.	3,814	188,221
Targa Resources Corp.	609	45,998
The Williams Cos., Inc.	3,276	99,132

	Shares	Value
Energy — 4.0% (Continued)
Valero Energy Corp.	1,030	$118,110
		4,388,743
Financials — 11.2%
Aflac, Inc.	1,501	104,845
American Express Co.	1,599	257,983
American International Group, Inc.	1,993	105,709
Ameriprise Financial, Inc.	279	85,128
Aon PLC	546	177,548
Arch Capital Group Ltd. (a)	992	74,469
Arthur J Gallagher & Co.	562	116,930
Assurant, Inc.	140	17,238
Bank of America Corp.	18,786	550,054
Berkshire Hathaway, Inc. - Class B (a)	4,846	1,592,153
BlackRock, Inc.	399	267,809
Brown & Brown, Inc.	630	40,566
Capital One Financial Corp.	1,020	99,246
Cboe Global Markets, Inc.	281	39,256
Chubb Ltd.	1,114	224,538
Cincinnati Financial Corp.	417	44,385
Citigroup, Inc.	5,210	245,235
Citizens Financial Group, Inc.	1,326	41,026
CME Group, Inc.	968	179,825
Comerica, Inc.	341	14,789
Discover Financial Services	707	73,153
Everest Re Group Ltd.	95	35,910
FactSet Research Systems, Inc.	93	38,287
Fidelity National Information Services, Inc.	1,594	93,600
Fifth Third Bancorp	1,836	48,103
Fiserv, Inc. (a)	1,707	208,459
First Republic Bank	498	1,748
FleetCor Technologies, Inc. (a)	191	40,859
Franklin Resources, Inc.	763	20,509
Global Payments, Inc.	698	78,672
Globe Life, Inc.	243	26,370
Huntington Bancshares, Inc.	3,881	43,467
Intercontinental Exchange, Inc.	1,498	163,177
Invesco Ltd.	1,222	20,933
Jack Henry & Associates, Inc.	189	30,871
JPMorgan Chase & Co.	7,888	1,090,437
KeyCorp.	2,502	28,173
Lincoln National Corp.	409	8,888
Loews Corp.	521	29,994
M&T Bank Corp.	446	56,107
MarketAxess Holdings, Inc.	91	28,972
Marsh & McLennan Cos., Inc.	1,332	240,013
MasterCard, Inc. - Class A	2,261	859,248
MetLife, Inc.	1,765	108,247
Moody’s Corp.	418	130,884

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 83.2% (Continued)

Financials — 11.2% (Continued)
Morgan Stanley	3,514	$316,155
MSCI, Inc.	206	99,385
Nasdaq, Inc.	905	50,110
Northern Trust Corp.	553	43,222
PayPal Holdings, Inc. (a)	3,042	231,192
Principal Financial Group, Inc.	611	45,636
Prudential Financial, Inc.	988	85,956
Raymond James Financial, Inc.	518	46,895
Regions Financial Corp.	2,503	45,705
S&P Global, Inc.	882	319,796
Signature Bank	150	14
State Street Corp.	930	67,202
SVB Financial Group (a)	141	69
Synchrony Financial	1,167	34,438
T Rowe Price Group, Inc.	604	67,847
The Allstate Corp.	697	80,685
The Bank of New York Mellon Corp.	1,974	84,073
The Charles Schwab Corp.	4,104	214,393
The Goldman Sachs Group, Inc.	905	310,813
The Hartford Financial Services Group, Inc.	848	60,200
The PNC Financial Services Group, Inc.	1,080	140,670
The Progressive Corp.	1,573	214,557
The Travelers Cos., Inc.	620	112,307
Truist Financial Corp.	3,563	116,083
US Bancorp	3,748	128,481
Visa, Inc. - Class A	4,370	1,017,030
W R Berkley Corp.	542	31,935
Wells Fargo & Co.	10,254	407,596
Willis Towers Watson PLC	283	65,543
Zions Bancorp	399	11,116
		12,232,917
Health Care — 12.2%
Abbott Laboratories	4,693	518,436
AbbVie, Inc.	4,754	718,425
Agilent Technologies, Inc.	789	106,854
Align Technology, Inc. (a)	188	61,156
AmerisourceBergen Corp.	428	71,412
Amgen, Inc.	1,426	341,869
Baxter International, Inc.	1,355	64,606
Becton Dickinson and Co.	760	200,876
Biogen, Inc. (a)	385	117,129
Bio-Rad Laboratories, Inc. - Class A (a)	52	23,441
Bio-Techne Corp.	417	33,310
Boston Scientific Corp. (a)	3,855	200,923
Bristol-Myers Squibb Co.	5,717	381,724

	Shares	Value
Health Care — 12.2% (Continued)
Cardinal Health, Inc.	684	$56,156
Catalent, Inc. (a)	484	24,258
Centene Corp. (a)	1,479	101,948
Charles River Laboratories International, Inc. (a)	135	25,666
Cigna Corp.	796	201,619
CVS Health Corp.	3,448	252,773
Danaher Corp.	1,756	416,014
DaVita, Inc. (a)	145	13,102
DENTSPLY SIRONA, Inc.	569	23,858
DexCom, Inc. (a)	1,032	125,223
Edwards Lifesciences Corp. (a)	1,654	145,519
Elevance Health, Inc.	639	299,467
Eli Lilly & Co.	2,115	837,244
GE HealthCare Technologies, Inc. (a)	976	79,388
Gilead Sciences, Inc.	3,346	275,075
HCA Healthcare, Inc.	562	161,479
Henry Schein, Inc. (a)	364	29,415
Hologic, Inc. (a)	657	56,509
Humana, Inc.	327	173,470
IDEXX Laboratories, Inc. (a)	213	104,830
Illumina, Inc. (a)	417	85,719
Incyte Corp. (a)	496	36,907
Insulet Corp. (a)	180	57,247
Intuitive Surgical, Inc. (a)	933	281,038
IQVIA Holdings, Inc. (a)	498	93,739
Johnson & Johnson	7,032	1,151,138
Laboratory Corp. of American Holdings	227	51,463
McKesson Corp.	368	134,040
Medtronic PLC	3,572	324,873
Merck & Co., Inc.	6,816	787,044
Mettler-Toledo International, Inc. (a)	54	80,541
Moderna, Inc. (a)	885	117,608
Molina Healthcare, Inc. (a)	154	45,875
Organon & Co.	676	16,650
PerkinElmer, Inc.	330	43,062
Pfizer, Inc.	15,103	587,356
Quest Diagnostics, Inc.	293	40,671
Regeneron Pharmaceuticals, Inc. (a)	285	228,510
ResMed, Inc.	392	94,456
STERIS PLC	265	49,966
Stryker Corp.	901	269,985
Teleflex, Inc.	126	34,338
The Cooper Cos., Inc.	132	50,351
Thermo Fisher Scientific, Inc.	1,046	580,425
UnitedHealth Group, Inc.	2,504	1,232,193
Universal Health Services, Inc. - Class B	167	25,108

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 83.2% (Continued)

Health Care — 12.2% (Continued)
Vertex Pharmaceuticals, Inc. (a)	683	$232,719
Viatris, Inc.	3,263	30,444
Waters Corp. (a)	156	46,856
West Pharmaceutical Services, Inc.	191	68,997
Zimmer Biomet Holdings, Inc.	557	77,111
Zoetis, Inc.	1,249	219,549
		13,419,153
Industrials — 7.2%
3M Co.	1,478	156,993
A O Smith Corp.	331	22,604
Alaska Air Group, Inc. (a)	333	14,472
Allegion PLC	225	24,858
American Airlines Group, Inc. (a)	1,745	23,802
AMETEK, Inc.	617	85,103
Automatic Data Processing, Inc.	1,112	244,640
Broadridge Financial Solutions, Inc.	309	44,932
Carrier Global Corp.	2,238	93,593
Caterpillar, Inc.	1,393	304,788
CH Robinson Worldwide, Inc.	309	31,169
Cintas Corp.	221	100,725
Copart, Inc. (a)	1,147	90,670
CoStar Group, Inc. (a)	1,094	84,183
CSX Corp.	5,659	173,392
Cummins, Inc.	378	88,845
Deere & Co.	727	274,821
Delta Air Lines, Inc. (a)	1,722	59,082
Dover Corp.	375	54,810
Eaton Corp. PLC	1,060	177,147
Emerson Electric Co.	1,529	127,305
Equifax, Inc.	321	66,890
Expeditors International of Washington, Inc.	422	48,040
Fastenal Co.	1,527	82,214
FedEx Corp.	623	141,907
Fortive Corp.	939	59,242
Generac Holdings, Inc. (a)	166	16,969
General Dynamics Corp.	605	132,096
General Electric Co.	2,928	289,784
Honeywell International, Inc.	1,787	357,114
Howmet Aerospace, Inc.	988	43,759
Huntington Ingalls Industries, Inc.	97	19,561
IDEX Corp.	195	40,232
Illinois Tool Works, Inc.	745	180,245
Ingersoll Rand, Inc.	1,089	62,095
Jacobs Solutions, Inc.	331	38,217
JB Hunt Trasport Services, Inc.	213	37,337
Johnson Controls International PLC	1,845	110,405
L3Harris Technologies, Inc.	509	99,331

	Shares	Value
Industrials — 7.2% (Continued)
Leidos Holdings, Inc.	367	$34,226
Lockheed Martin Corp.	611	283,779
Masco Corp.	606	32,427
Nordson Corp.	142	30,716
Norfolk Southern Corp.	612	124,254
Northrop Grumman Corp.	385	177,589
Old Dominion Freight Line, Inc.	244	78,175
Otis Worldwide Corp.	1,113	94,939
PACCAR, Inc.	1,397	104,342
Parker-Hannifin Corp.	335	108,835
Paychex, Inc.	861	94,589
Pentair PLC	435	25,265
Quanta Services, Inc.	382	64,802
Raytheon Technologies Corp.	3,934	393,007
Republic Services, Inc.	546	78,963
Robert Half International, Inc.	285	20,805
Rockwell Automation, Inc.	302	85,590
Rollins, Inc.	621	26,237
Snap-On, Inc.	141	36,577
Southwest Airlines Co.	1,596	48,343
Stanley Black & Decker, Inc.	395	34,104
Textron, Inc.	554	37,085
The Boeing Co. (a)	1,507	311,617
Trane Technologies PLC	615	114,273
TransDigm Group, Inc.	138	105,570
Union Pacific Corp.	1,639	320,752
United Airlines Holdings, Inc. (a)	876	38,369
United Parcel Service, Inc. - Class B	1,961	352,607
United Rentals, Inc.	180	65,000
Verisk Analytics, Inc.	415	80,556
W.W. Grainger, Inc.	121	84,164
Waste Management, Inc.	996	165,386
Westinghouse Air Brake Technologies Corp.	489	47,761
Xylem, Inc.	485	50,362
		7,854,438
Information Technology — 22.1%
Accenture PLC - Class A	1,694	474,811
Adobe, Inc. (a)	1,229	464,021
Advanced Micro Devices, Inc. (a)	4,339	387,776
Akamai Technologies, Inc. (a)	417	34,181
Amphenol Corp.	1,597	120,526
Analog Devices, Inc.	1,360	244,637
ANSYS, Inc. (a)	223	70,004
Apple, Inc.	40,038	6,793,648
Applied Materials, Inc.	2,259	255,335
Arista Networks, Inc. (a)	660	105,706
Autodesk, Inc. (a)	571	111,225
Broadcom, Inc.	1,121	702,306

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 83.2% (Continued)

Information Technology — 22.1% (Continued)
Cadence Design System, Inc. (a)	737	$154,365
CDW Corp.	364	61,731
Ceridian HCM Holding, Inc. (a)	409	25,963
Cisco Systems, Inc.	11,060	522,585
Cognizant Technology Solutions Corp.	1,366	81,564
Corning, Inc.	2,049	68,068
DXC Technology Co. (a)	612	14,596
Enphase Energy, Inc. (a)	365	59,933
EPAM Systems, Inc. (a)	151	42,648
F5, Inc. (a)	158	21,229
Fair Isaac Corp. (a)	61	44,405
First Solar, Inc. (a)	264	48,201
Fortinet, Inc. (a)	1,739	109,644
Gartner, Inc. (a)	204	61,702
Gen Digital, Inc.	1,522	26,894
Hewlett Packard Enterprise Co.	3,442	49,289
HP, Inc.	2,323	69,016
Intel Corp.	11,130	345,698
International Business Machines Corp.	2,431	307,303
Intuit, Inc.	753	334,294
Juniper Networks, Inc.	869	26,200
Keysight Technologies, Inc. (a)	480	69,427
KLA Corp.	372	143,793
Lam Research Corp.	363	190,241
Microchip Technology, Inc.	1,472	107,441
Micron Technology, Inc.	2,932	188,703
Microsoft Corp.	20,043	6,158,412
Monolithic Power Systems, Inc.	120	55,436
Motorola Solutions, Inc.	441	128,507
NetApp, Inc.	570	35,847
NVIDIA Corp.	6,622	1,837,539
NXP Semiconductors NV	688	112,653
ON Semiconductor Corp. (a)	1,155	83,114
Oracle Corp.	4,132	391,383
Paycom Software, Inc. (a)	129	37,458
PTC, Inc. (a)	282	35,473
Qorvo, Inc. (a)	266	24,493
QUALCOMM, Inc.	3,002	350,634
Roper Technologies, Inc.	281	127,793
salesforce.com, Inc. (a)	2,687	533,020
Seagate Technology Holdings PLC	513	30,149
ServiceNow, Inc. (a)	540	248,087
Skyworks Solutions, Inc.	421	44,584
SolarEdge Technologies, Inc. (a)	147	41,988
Synopsys, Inc. (a)	405	150,385
TE Connectivity Ltd.	851	104,137

	Shares	Value
Information Technology — 22.1% (Continued)
Teledyne Technologies, Inc. (a)	126	$52,214
Teradyne, Inc.	413	37,740
Texas Instruments, Inc.	2,436	407,299
Trimble, Inc. (a)	658	30,992
Tyler Technologies, Inc. (a)	101	38,282
VeriSign, Inc. (a)	246	54,563
Western Digital Corp. (a)	858	29,550
Zebra Technologies Corp. (a)	137	39,460
		24,160,301
Materials — 2.2%
Air Products & Chemicals, Inc.	586	172,495
Albemarle Corp.	308	57,122
Amcor PLC	3,997	43,847
Avery Dennison Corp.	208	36,292
Ball Corp.	845	44,937
Celanese Corp.	266	28,260
CF Industries Holdings, Inc.	523	37,436
Corteva, Inc.	1,907	116,556
Dow, Inc.	1,888	102,707
DuPont de Nemours, Inc.	1,230	85,756
Eastman Chemical Co.	312	26,292
Ecolab, Inc.	661	110,942
FMC Corp.	329	40,658
Freeport-McMoRan, Inc.	3,848	145,878
International Flavors & Fragrances, Inc.	678	65,739
International Paper Co.	946	31,322
Linde PLC	1,326	489,891
LyondellBasell Industries NV	676	63,956
Martin Marietta Materials, Inc.	162	58,838
Mosaic Co.	909	38,951
Newmont Goldcorp Corp.	2,128	100,867
Nucor Corp.	673	99,725
Packaging Corp. of America	248	33,544
PPG Industries, Inc.	630	88,364
Sealed Air Corp.	387	18,572
Steel Dynamics, Inc.	440	45,738
The Sherwin-Williams Co.	631	149,888
Vulcan Materials Co.	346	60,591
Westrock Co.	677	20,263
		2,415,427
Real Estate — 0.1%
CBRE Group, Inc. (a)	850	65,161

Utilities — 2.4%
Alliant Energy Corp.	668	36,833
Ameren Corp.	687	61,122
American Electric Power Co., Inc.	1,377	127,262
American Water Works Co., Inc.	516	76,497

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 83.2% (Continued)

Utilities — 2.4% (Continued)
Atmos Energy Corp.	383	$43,716
CenterPoint Energy, Inc.	1,694	51,616
CMS Energy Corp.	778	48,438
Consolidated Edison, Inc.	944	92,956
Constellation Energy Corp.	876	67,802
Dominion Energy, Inc.	2,235	127,708
DTE Energy Co.	518	58,228
Duke Energy Corp.	2,070	204,682
Edison International	1,021	75,146
Entergy Corp.	541	58,201
Evergy, Inc.	616	38,260
Eversource Energy	928	72,022
Exelon Corp.	2,672	113,400
FirstEnergy Corp.	1,460	58,108
NextEra Energy, Inc.	5,344	409,511
NiSource, Inc.	1,092	31,078
NRG Energy, Inc.	618	21,117
PG&E Corp. (a)	4,334	74,155
Pinnacle West Capital Corp.	298	23,381
PPL Corp.	1,976	56,751
Public Service Enterprise Group, Inc.	1,341	84,751
Sempra Energy	846	131,545
The AES Corp.	1,787	42,280
The Southern Co.	2,926	215,207
WEC Energy Group, Inc.	848	81,552
Xcel Energy, Inc.	1,470	102,768
		2,686,093
TOTAL COMMON STOCKS (Cost $91,233,922)		91,036,231

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Alexandria Real Estate Equities, Inc.	418	51,907
American Tower Corp.	1,248	255,079
AvalonBay Communities, Inc.	375	67,639
Boston Properties, Inc.	382	20,384
Camden Property Trust	291	32,025
Crown Castle, Inc.	1,157	142,415
Digital Realty Trust, Inc.	769	76,246
Equinix, Inc.	248	179,572
Equity Residential	909	57,494
Essex Property Trust, Inc.	169	37,134
Extra Space Storage, Inc.	361	54,886
Federal Realty Investment Trust	189	18,690
Healthpeak Properties, Inc.	1,469	32,274
Host Hotels & Resorts, Inc.	1,925	31,127
Invitation Homes, Inc.	1,564	52,191
Iron Mountain, Inc.	777	42,922
Kimco Realty Corp.	1,655	31,760

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.1% (Continued)
Mid-America Apartment Communities, Inc.	304	$46,755
Prologis, Inc.	2,477	310,244
Public Storage	419	123,534
Realty Income Corp.	1,688	106,074
Regency Centers Corp.	409	25,125
SBA Communications Corp.	286	74,615
Simon Property Group, Inc.	876	99,268
UDR, Inc.	821	33,932
Ventas, Inc.	1,065	51,173
VICI Properties, Inc.	2,696	91,502
Welltower, Inc.	1,265	100,213
Weyerhaeuser Co.	1,968	58,863
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,539,182)		2,305,043

	Principal Amount
SHORT-TERM INVESTMENTS — 12.6%

Money Market Deposit Accounts — 1.5%
U.S. Bank Money Market Deposit Account, 3.760% (b)	$1,598,622	1,598,622

US Treasury Bill/Note/Bond — 11.1%
United States Treasury Note
0.125%, 09/15/2023	2,250,000	2,209,874
1.750%, 03/15/2025	1,500,000	1,435,313
1.500%, 02/29/2024	6,500,000	6,320,998
0.250%, 06/15/2023	2,250,000	2,237,224
		12,203,409
TOTAL SHORT-TERM INVESTMENTS (Cost $13,830,557)		13,802,031

Total Investments (Cost $107,603,661) — 97.9%		107,143,305
Other Assets in Excess of Liabilities — 2.1%		2,244,331
TOTAL NET ASSETS — 100.0%		$109,387,636

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
April 30, 2023

Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
337	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	$5,792,188	$280,619
337	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	5,665,813	216,556
337	Long	S&P 500 Annual Dividend Futures Index (a)	12/19/2025	5,518,375	217,512
					$714,687

(a)	Exchange traded.

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.8%

Industrials — 7.6%
AAON, Inc.	39	$3,822
Atkore, Inc. (a)	29	3,664
Encore Wire Corp.	13	2,032
Hexatronic Group AB	140	1,181
Johnson Controls International PLC	507	30,339
Legrand SA	195	18,449
Lennox International, Inc.	26	7,330
Nexans SA	30	2,578
nVent Electric PLC	122	5,116
SPX Technologies, Inc. (a)	33	2,101
		76,612
Information Technology — 92.2%
A10 Networks, Inc.	52	735
Advanced Micro Devices, Inc. (a)	660	58,984
Akamai Technologies, Inc. (a)	115	9,427
Alteryx, Inc. (a) - Class A	45	1,851
Ambarella, Inc. (a)	28	1,735
Arista Networks, Inc. (a)	225	36,036
Belden, Inc.	31	2,446
BlackBerry Ltd. (a)	425	1,654
Broadcom, Inc.	166	103,999
Calix, Inc. (a)	48	2,194
Check Point Software Technologies Ltd. (a)	92	11,717
Ciena Corp. (a)	109	5,018
Cisco Systems, Inc.	1,682	79,474
CommScope Holding Co., Inc. (a)	152	749
CommVault Systems, Inc. (a)	33	1,923
Computacenter PLC	80	2,309
Confluent, Inc. - Class A (a)	113	2,486
Crowdstrike Holdings, Inc. - Class A (a)	160	19,208
CyberArk Software Ltd. (a)	30	3,738
Datadog, Inc. - Class A (a)	214	14,419
Domo, Inc. - Class B (a)	21	333
Dropbox, Inc. - Class A (a)	205	4,170
DXC Technology Co. (a)	167	3,983
Dynatrace, Inc. (a)	212	8,963
Elastic NV (a)	70	4,008
Extreme Networks, Inc. (a)	95	1,689
F5, Inc. (a)	44	5,912
Fortinet, Inc. (a)	576	36,317
Hewlett Packard Enterprise Co.	938	13,432
Infinera Corp. (a)	161	1,019
Informatica, Inc. - Class A (a)	175	2,705
Intel Corp.	1,695	52,647
InterDigital, Inc.	21	1,423
Juniper Networks, Inc.	238	7,176

	Shares	Value
Information Technology — 92.2% (Continued)
MaxLinear, Inc. (a)	58	$1,400
MicroStrategy, Inc. (a)	7	2,299
MongoDB, Inc. (a)	51	12,238
Motorola Solutions, Inc.	123	35,842
NEC Networks & System Integration Corp.	104	1,291
NET One Systems Co. Ltd.	58	1,361
NetApp, Inc.	158	9,937
NetScout Systems, Inc. (a)	52	1,415
New Relic, Inc. (a)	50	3,573
Nokia OYJ	4,122	17,484
Nutanix, Inc. (a)	168	4,029
NVIDIA Corp.	463	128,478
Okta, Inc. (a)	112	7,675
Oracle Corp. Japan	94	6,731
Palo Alto Networks, Inc. (a)	222	40,506
Pure Storage, Inc. (a)	221	5,045
Qualys, Inc. (a)	28	3,162
Rackspace Technology, Inc. (a)	145	212
Radware Ltd. (a)	31	625
Rapid7, Inc. (a)	43	2,090
Seagate Technology Holdings PLC	151	8,874
Secunet Security Networks AG	4	883
Semtech Corp. (a)	47	916
SentinelOne, Inc. - Class A (a)	157	2,523
Snowflake, Inc. (a)	237	35,095
SolarWinds Corp. (a)	110	948
Splunk, Inc. (a)	120	10,349
Sumo Logic, Inc. (a)	88	1,056
Super Micro Computer, Inc. (a)	39	4,112
Telefonaktiebolaget LM Ericsson - Class B	2,249	12,360
Tenable Holdings, Inc. (a)	82	3,033
Teradata Corp. (a)	75	2,903
Trend Micro, Inc.	103	5,008
Varonis Systems, Inc. (a)	76	1,760
VMware, Inc. (a)	313	39,134
Western Digital Corp. (a)	234	8,059
Zscaler, Inc. (a)	106	9,551
		935,836
TOTAL COMMON STOCKS (Cost $1,012,303)		1,012,448

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 3.760% (b)	$2,383	$2,383
TOTAL SHORT-TERM INVESTMENTS (Cost $2,383)		2,383

Total Investments (Cost $1,014,686) — 100.0%		1,014,831
Liabilities in Excess of Other Assets — 0.0% (c)		(364)
TOTAL NET ASSETS — 100.0%		$1,014,467

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of April 30, 2023.
(c)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

SCHEDULE OF INVESTMENTS
April 30, 2023

	Shares	Value
COMMON STOCKS — 97.8%

Energy — 0.1%
SFL Corp Ltd.	85	$773

Health Care — 0.1%
CryoPort, Inc. (a)	30	631

Industrials — 77.6%
Air Transport Services Group, Inc. (a)	44	894
AP Moller - Maersk A/S - Class B	5	9,032
ArcBest Corp.	15	1,416
ATS Corp. (a)	56	2,398
AutoStore Holdings Ltd. (a)(b)	2,106	4,497
AZ-COM MARUWA Holdings, Inc.	84	1,234
bpost SA	128	630
Canadian National Railway Co.	469	55,846
Canadian Pacific Kansas City Ltd.	649	51,105
Cargojet, Inc. - Class B	11	826
Cargotec Oyj	34	1,879
CH Robinson Worldwide, Inc.	72	7,263
China Merchants Port Holdings Co. Ltd.	2,459	3,640
Cia de Distribucion Integral Logista Holdings SA	82	2,232
Clarkson PLC	20	779
COSCO SHIPPING Holdings Co. Ltd. - Class H	2,060	2,383
COSCO SHIPPING Ports Ltd.	2,113	1,386
Costamare, Inc.	80	722
CSX Corp.	1,308	40,077
D/S Norden A/S	22	1,383
Daifuku Co. Ltd.	234	4,279
Danaos Corp.	12	695
Deutsche Post AG	783	37,620
Dfds A/S	38	1,529
DSV A/S	135	25,405
Expeditors International of Washington, Inc.	98	11,156
FedEx Corp.	157	35,761
Forward Air Corp.	16	1,688
FTI Consulting, Inc. (a)	21	3,790
Full Truck Alliance Co. Ltd. - ADR - Class A (a)	611	3,910
Golden Ocean Group Ltd.	123	1,125
GXO Logistics, Inc. (a)	73	3,878
Hapag-Lloyd AG (b)	109	33,838
Heartland Express, Inc.	48	695
Hub Group, Inc. - Class A (a)	20	1,508
Hutchison Port Holdings Trust	5,614	1,061
ICF International, Inc.	12	1,368

	Shares	Value
Industrials — 77.6% (Continued)
International Container Terminal Services, Inc.	1,247	$4,886
International Distributions Services PLC	616	1,960
Interroll Holding AG	1	3,657
JB Hunt Trasport Services, Inc.	64	11,219
JD Logistics, Inc. (a)(b)	4,052	6,297
Kamigumi Co. Ltd.	71	1,551
Kardex Holding AG	5	1,138
Kawasaki Kisen Kaisha Ltd.	175	4,145
Kerry Logistics Network Ltd.	1,110	1,570
KION Group AG	81	3,346
Kirby Corp. (a)	37	2,658
Knight-Swift Transportation Holdings, Inc.	99	5,576
Kuehne + Nagel International AG	75	22,238
Landstar System, Inc.	22	3,873
Mainfreight Ltd.	62	2,746
Marten Transport Ltd.	50	1,010
Matson, Inc.	23	1,565
Mitsubishi Logistics Corp.	50	1,234
Mitsui OSK Lines Ltd.	222	5,478
MPC Container Ships ASA	286	468
NIPPON EXPRESS HOLDINGS, Inc.	56	3,274
Nippon Yusen KK	313	7,363
Norfolk Southern Corp.	142	28,830
Old Dominion Freight Line, Inc.	69	22,107
Orient Overseas International Ltd.	406	8,213
Pacific Basin Shipping Ltd.	3,386	1,173
Rockwell Automation, Inc.	71	20,122
RXO, Inc. (a)	71	1,284
Ryder System, Inc.	31	2,454
Saia, Inc. (a)	16	4,764
Sankyu, Inc.	40	1,404
Schneider National, Inc. - Class B	58	1,518
Seino Holdings Co. Ltd.	134	1,482
Senko Group Holdings Co. Ltd.	102	727
SG Holdings Co. Ltd.	393	5,640
SITC International Holdings Co. Ltd.	1,648	3,036
Star Bulk Carriers Corp.	63	1,330
The Sumitomo Warehouse Co. Ltd	52	861
TFI International, Inc.	54	5,814
Toyota Industries Corp.	200	11,530
Union Pacific Corp.	429	83,955
United Parcel Service, Inc. - Class B	509	91,523
Wallenius Wilhelmsen ASA	260	1,936
Werner Enterprises, Inc.	39	1,762

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

SCHEDULE OF INVESTMENTS
April 30, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)

Industrials — 77.6% (Continued)
Westshore Terminals Investment Corp.	40	$815
Xometry, Inc. - Class A (a)	27	375
XPO Logistics, Inc. (a)	71	3,137
Yamato Holdings Co. Ltd.	233	3,994
Yaskawa Electric Corp.	164	6,636
ZIM Integrated Shipping Services Ltd.	74	1,263
ZTO Express Cayman, Inc.	381	10,425
		784,290
Information Technology — 20.0%
Aspen Technology, Inc. (a)	40	7,080
Celestica, Inc. (a)	68	737
Cognex Corp.	106	5,055
Flex Ltd. (a)	277	5,698
Sanmina Corp. (a)	36	1,881
SAP SE	857	116,241
ServiceNow, Inc. (a)	142	65,238
		201,930
TOTAL COMMON STOCKS (Cost $975,241)		987,624

EXCHANGE TRADED FUNDS — 1.9%
iShares MSCI Brazil ETF	214	6,050
iShares MSCI Indonesia ETF	74	1,831
iShares MSCI South Korea ETF	170	10,314
iShares MSCI Thailand ETF	12	850
TOTAL EXCHANGE TRADED FUNDS (Cost $20,768)		19,045

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 3.760% (c)	$1,154	$1,154
TOTAL SHORT-TERM INVESTMENTS (Cost $1,154)		1,154

Total Investments (Cost $997,163) — 99.8%		1,007,823
Other Assets in Excess of Liabilities — 0.2%		1,900
TOTAL NET ASSETS — 100.0%		$1,009,723

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $44,632, which represents 4.4% of net assets.

(c)	The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
ASSETS
Investments in Securities, at Value* ^	$2,149,237,377	$438,554,748	$787,113,420	$49,805,193	$147,131,209
Foreign Currency at Value*	—	—	—	—	144,274
Interest and Dividends Receivable	1,637,084	298,292	29,828	479,947	740,424
Receivable for Fund Shares Sold	—	1,612,625	—	—	—
Receivable for Investment Securities Sold	—	—	—	35,841	185
Securities Lending Income Receivable	16,649	7,449	17,870	2,286	8,756
Total Assets	2,150,891,110	440,473,114	787,161,118	50,323,267	148,024,848

LIABILITIES
Management Fees Payable	996,916	190,009	394,392	23,144	66,409
Payable for Investment Securities Purchased	—	1,597,277	—	—	—
Collateral Received For Securities Loaned (See Note 5)	110,285,458	48,433,414	35,841,898	6,456,708	22,817,228
Payable to Custodian	—	—	—	66	—
Total Liabilities	111,282,374	50,220,700	36,236,290	6,479,918	22,883,637

NET ASSETS	$2,039,608,736	$390,252,414	$750,924,828	$43,843,349	$125,141,211

NET ASSETS CONSIST OF:
Paid-in Capital	$2,323,056,902	$505,376,375	$758,519,391	$87,996,045	$138,466,732
Total Distributable Earnings (Accumulated Deficit)	(283,448,166)	(115,123,961)	(7,594,563)	(44,152,696)	(13,325,521)
Net Assets	$2,039,608,736	$390,252,414	$750,924,828	$43,843,349	$125,141,211
* Identified Cost:
Investments in Securities	$2,099,988,368	$432,543,681	$747,936,808	$43,500,333	$137,528,951
Foreign Currencies	—	—	—	—	148,834
^ Includes Loaned Securities with a value of	108,892,966	47,969,269	35,491,407	6,224,817	22,233,725

Net Asset Value:
Net Assets	$2,039,608,736	$390,252,414	$750,924,828	$43,843,349	$125,141,211
Shares Outstanding (No Par Value)	52,800,000	12,100,000	13,600,000	1,650,000	4,650,000
Net Asset Value, Offering and Redemption Price per Share	$38.63	$32.25	$55.22	$26.57	$26.91

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$230,772,685	$71,676	$14,323,789,403	$2,649,900,497	$1,701,027,553
Investments in Affiliated Securities, at Value*	—	52,719,619	—	—	—
Foreign Currency at Value*	—	—	—	—	452
Interest and Dividends Receivable	1,702,625	33,836	10,436,277	1,968,449	14,530,808
Receivable for Fund Shares Sold	—	—	18,691,920	14,818,960	6,830,300
Receivable for Investment Securities Sold	7,207,806	—	38,991,245	3,638,359	—
Securities Lending Income Receivable	—	—	146,733	66,813	61,962
Total Assets	239,683,116	52,825,131	14,392,055,578	2,670,393,078	1,722,451,075

LIABILITIES
Management Fees Payable	117,459	6,458	5,326,707	995,719	758,503
Payable for Investment Securities Purchased	6,473,398	—	52,955,219	14,776,385	8,177,855
Payable for Fund Shares Redeemed	—	—	39,186,020	3,647,770	—
Payable for Distributions to Shareholders	752,044	—	—	—	—
Collateral Received For Securities Loaned (See Note 5)	—	—	1,074,712,013	615,208,781	133,954,312
Payable to Custodian	—	—	—	—	—
Total Liabilities	7,342,901	6,458	1,172,179,959	634,628,655	142,890,670

NET ASSETS	$232,340,215	$52,818,673	$13,219,875,619	$2,035,764,423	$1,579,560,405

NET ASSETS CONSIST OF:
Paid-in Capital	$489,466,551	$55,246,807	$13,785,984,202	$2,232,570,143	$1,558,573,772
Total Distributable Earnings (Accumulated Deficit)	(257,126,336)	(2,428,134)	(566,108,583)	(196,805,720)	20,986,633
Net Assets	$232,340,215	$52,818,673	$13,219,875,619	$2,035,764,423	$1,579,560,405
* Identified Cost:
Investments in Unaffiliated Securities	$229,905,038	$71,676	$14,009,919,406	$2,627,159,662	$1,641,472,065
Investments in Affiliated Securities	—	54,124,074	—	—	—
Foreign Currencies	—	—	—	—	(2,343)
^ Includes Loaned Securities with a value of	—	—	1,062,795,125	610,198,777	130,160,519

Net Asset Value:
Net Assets	$232,340,215	$52,818,673	$13,219,875,619	$2,035,764,423	$1,579,560,405
Shares Outstanding (No Par Value)	11,500,000	1,900,000	282,900,000	54,950,000	46,250,000
Net Asset Value, Offering and Redemption Price per Share	$20.20	$27.80	$46.73	$37.05	$34.15

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Cash Cows Growth ETF	Pacer Cash Cows Fund of Funds ETF
ASSETS
Investments in Unaffiliated Securities, at Value* ^	$585,718,372	$57,939,711	$19,592,773	$43,608,349	$64,422
Investments in Affiliated Securities, at Value*	—	—	—	—	48,559,617
Foreign Currency at Value*	2,225	82,409	—	—	—
Interest and Dividends Receivable	3,623,710	494,643	5,474	43,917	193
Receivable for Fund Shares Sold	2,981,570	2,897,265	—	—	—
Securities Lending Income Receivable	11,444	3,005	—	910	—
Total Assets	592,337,321	61,417,033	19,598,247	43,653,176	48,624,232

LIABILITIES
Management Fees Payable	269,384	29,041	6,937	19,574	6,008
Payable for Investment Securities Purchased	3,595,291	2,840,537	20,580	—	—
Collateral Received For Securities Loaned (See Note 5)	33,888,836	3,496,672	—	5,133,975	—
Total Liabilities	37,753,511	6,366,250	27,517	5,153,549	6,008

NET ASSETS	$554,583,810	$55,050,783	$19,570,730	$38,499,627	$48,618,224

NET ASSETS CONSIST OF:
Paid-in Capital	$540,704,320	$57,127,185	$19,853,740	$42,662,568	$48,305,135
Total Distributable Earnings (Accumulated Deficit)	13,879,490	(2,076,402)	(283,010)	(4,162,941)	313,089
Net Assets	$554,583,810	$55,050,783	$19,570,730	$38,499,627	$48,618,224
* Identified Cost:
Investments in Unaffiliated Securities	$556,999,968	$58,165,197	$19,658,831	$44,664,310	$64,422
Investments in Affiliated Securities	—	—	—	—	48,038,213
Foreign Currencies	2,261	80,006	—	—	—
^ Includes Loaned Securities with a value of	33,278,717	3,416,172	—	5,104,746	—

Net Asset Value:
Net Assets	$554,583,810	$55,050,783	$19,570,730	$38,499,627	$48,618,224
Shares Outstanding (No Par Value)	18,600,000	2,850,000	975,000	1,100,000	1,450,000
Net Asset Value, Offering and Redemption Price per Share	$29.82	$19.32	$20.07	$35.00	$33.53

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023

	Pacer WealthShield ETF	Pacer Industrial Real Estate ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	Pacer CSOP FTSE China A50 ETF
ASSETS
Investments in Securities, at Value* ^	$24,627,036	$263,083,135	$751,837,065	$90,687,020	$4,910,232
Foreign Currency at Value*	—	—	—	—	6,094
Interest and Dividends Receivable	257,076	650,303	98,796	38,773	43
Receivable for Investment Securities Sold	23,870,060	1,999,414	7,235,338	78,579,583	—
Securities Lending Income Receivable	22	5,914	8,416	2,073	—
Total Assets	48,754,194	265,738,766	759,179,615	169,307,449	4,916,369

LIABILITIES
Management Fees Payable, net of waiver, if any	12,039	99,061	326,783	39,212	2,839
Payable for Investment Securities Purchased	24,295,665	—	2,296,592	78,252,898	—
Due to Custodian	—	2,658	7,703	—	—
Payable for Fund Shares Redeemed	—	2,008,150	7,421,050	—	—
Collateral Received For Securities Loaned (See Note 5)	—	43,696,987	48,579,877	12,335,605	—
Total Liabilities	24,307,704	45,806,856	58,632,005	90,627,715	2,839

NET ASSETS	$24,446,490	$219,931,910	$700,547,610	$78,679,734	$4,913,530

NET ASSETS CONSIST OF:
Paid-in Capital	$51,414,746	$271,835,594	$1,016,198,537	$97,153,697	$6,806,603
Total Distributable Earnings (Accumulated Deficit)	(26,968,256)	(51,903,684)	(315,650,927)	(18,473,963)	(1,893,073)
Net Assets	$24,446,490	$219,931,910	$700,547,610	$78,679,734	$4,913,530
* Identified Cost:
Investments in Securities	$24,631,492	$259,400,127	$864,356,486	$90,693,454	$4,702,969
Foreign Currencies	—	—	—	—	6,131
^ Includes Loaned Securities with a value of	—	42,969,842	47,150,649	12,190,006	—

Net Asset Value:
Net Assets	$24,446,490	$219,931,910	$700,547,610	$78,679,734	$4,913,530
Shares Outstanding (No Par Value)	900,000	5,400,000	23,600,000	2,150,000	305,882
Net Asset Value, Offering and Redemption Price per Share	$27.16	$40.73	$29.68	$36.60	$16.06

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023

	Pacer BioThreat Strategy ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer US Export Leaders ETF
ASSETS
Investments in Securities, at Value* ^	$4,510,560	$848,506,331	$38,708,178	$222,149,959	$22,834,505
Interest and Dividends Receivable	4,282	278,615	7,630	113,162	6,091
Receivable for Investment Securities Sold	—	30,769,747	—	3,450,552	—
Securities Lending Income Receivable	128	17,142	2,200	2,331	550
Total Assets	4,514,970	879,571,835	38,718,008	225,716,004	22,841,146

LIABILITIES
Management Fees Payable	2,120	419,336	18,106	102,252	9,561
Payable for Fund Shares Redeemed	—	30,906,375	—	3,494,760	—
Collateral Received For Securities Loaned (See Note 5)	842,165	71,566,308	3,847,863	15,928,141	2,855,922
Total Liabilities	844,285	102,892,019	3,865,969	19,525,153	2,865,483

NET ASSETS	$3,670,685	$776,679,816	$34,852,039	$206,190,851	$19,975,663

NET ASSETS CONSIST OF:
Paid-in Capital	$4,358,136	$981,473,074	$45,310,692	$252,934,268	$19,770,058
Total Distributable Earnings (Accumulated Deficit)	(687,451)	(204,793,258)	(10,458,653)	(46,743,417)	205,605
Net Assets	$3,670,685	$776,679,816	$34,852,039	$206,190,851	$19,975,663
* Identified Cost:
Investments in Securities	$5,138,122	$914,999,089	$38,082,364	$212,732,303	$22,184,908
^ Includes Loaned Securities with a value of	821,431	70,882,655	3,809,083	15,836,024	2,832,958

Net Asset Value:
Net Assets	$3,670,685	$776,679,816	$34,852,039	$206,190,851	$19,975,663
Shares Outstanding (No Par Value)	125,000	21,300,000	1,050,000	5,900,000	500,000
Net Asset Value, Offering and Redemption Price per Share	$29.37	$36.46	$33.19	$34.95	$39.95

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2023

	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer Industrials and Logistics ETF	Pacer Data and Digital Revolution ETF
ASSETS
Investments in Securities, at Value* ^	$99,666,231	$860,173	$107,143,305	$1,007,823	$1,014,831
Interest and Dividends Receivable	729,250	807	98,364	2,525	216
Receivable for Fund Shares Sold	3,652,128	—	3,646,260	—	—
Receivable for Investment Securities Sold	2,532	—	—	—	—
Deposits at Broker for Futures	—	46,090	1,533,403	—	—
Total Assets	104,050,141	907,070	112,421,332	1,010,348	1,015,047

LIABILITIES
Management Fees Payable	47,869	582	66,962	501	510
Payable to Custodian	—	—	—	124	70
Payable for Investment Securities Purchased	3,121,053	—	2,966,734	—	—
Payable for Distributions to Shareholders	786,135	—	—	—	—
Other Payables	304	—	—	—	—
Total Liabilities	3,955,361	582	3,033,696	625	580

NET ASSETS	$100,094,780	$906,488	$109,387,636	$1,009,723	$1,014,467

NET ASSETS CONSIST OF:
Paid-in Capital	$105,671,220	$1,041,463	$111,687,212	$994,800	$1,012,400
Total Distributable Earnings (Accumulated Deficit)	(5,576,440)	(134,975)	(2,299,576)	14,923	2,067
Net Assets	$100,094,780	$906,488	$109,387,636	$1,009,723	$1,014,467
* Identified Cost:
Investments in Securities	$101,241,745	$975,304	$107,603,661	$997,163	$1,014,686

Net Asset Value:
Net Assets	$100,094,780	$906,488	$109,387,636	$1,009,723	$1,014,467
Shares Outstanding (No Par Value)	2,190,000	25,000	3,600,000	40,000	40,000
Net Asset Value, Offering and Redemption Price per Share	$45.71	$36.26	$30.39	$25.24	$25.36

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2023

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
INVESTMENT INCOME
Income:
Dividends*	$8,747,156	$2,897,000	$3,621,516	$459,650	$1,674,407
Interest	38,219,133	4,747,315	7,117,361	473,391	1,232,495
Securities Lending Income	254,288	119,596	160,248	16,250	36,793
Total Investment Income	47,220,577	7,763,911	10,899,125	949,291	2,943,695

Expenses:
Management fees	12,071,078	2,605,975	4,481,745	290,158	775,940
Total Expenses	12,071,078	2,605,975	4,481,745	290,158	775,940
Net Investment Income (Loss)	35,149,499	5,157,936	6,417,380	659,133	2,167,755

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(1,750,124)	(38,104,892)	(2,014,901)	105,856	23,769
Net Realized Gain (Loss) on In-Kind Redemptions	(396,818)	98,201	1,081,720	315,512	247,366
Net Realized Gain (Loss) on Foreign Currency	—	—	—	(30,612)	(180,940)
Capital Gain Distributions from Underlying Holdings	—	—	—	172	—
Total	(2,146,942)	(38,006,691)	(933,181)	390,928	90,195
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	49,274,263	5,998,134	39,195,084	6,324,416	9,605,437
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	14,764	41,292
Total	49,274,263	5,998,134	39,195,084	6,339,180	9,646,729
Net Realized and Unrealized Gain (Loss) on Investments	47,127,321	(32,008,557)	38,261,903	6,730,108	9,736,924
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,276,820	$(26,850,621)	$44,679,283	$7,389,241	$11,904,679

* Net of fees and foreign witholding tax of	$2,330	$—	$6,854	$95,692	$186,338

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2023

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$36	$—	$250,670,544	$24,966,147	$57,520,639
Dividends from Affiliated Investments	—	1,110,072	—	—	—
Interest	24,464,970	1,536	352,016	39,376	66,572
Securities Lending Income	150,788	—	1,263,000	525,541	419,608
Total Investment Income	24,615,794	1,111,608	252,285,560	25,531,064	58,006,819

Expenses:
Management fees	2,521,826	86,929	44,297,410	7,739,370	5,219,319
Total Expenses	2,521,826	86,929	44,297,410	7,739,370	5,219,319
Net Investment Income (Loss)	22,093,968	1,024,679	207,988,150	17,791,694	52,787,500

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(113,856,458)	—	(860,183,156)	(178,564,071)	(24,244,616)
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	(506,683)	—	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	(9,870,068)	1,546,236	269,157,456	39,143,650	18,196,113
Net Realized Gain (Loss) on Foreign Currency	—	—	—	—	(28,530)
Total	(123,726,526)	1,039,553	(591,025,700)	(139,420,421)	(6,077,033)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	39,291,335	—	321,930,563	87,241,929	56,628,333
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	(1,480,620)	—	—	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	—	(11,312)
Total	39,291,335	(1,480,620)	321,930,563	87,241,929	56,617,021
Net Realized and Unrealized Gain (Loss) on Investments	(84,435,191)	(441,067)	(269,095,137)	(52,178,492)	50,539,988
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(62,341,223)	$583,612	$(61,106,987)	$(34,386,798)	$103,327,488

* Net of fees and foreign witholding tax of	$—	$—	$—	$—	$4,623,851

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2023

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF(a)	Pacer US Cash Cows Growth ETF	Pacer Cash Cows Fund of Funds ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$13,553,468	$1,535,810	$22,850	$575,861	$—
Dividends from Affiliated Investments	—	—	—	—	615,387
Interest	19,651	3,585	355	1,007	540
Securities Lending Income	100,158	9,784	—	6,073	—
Total Investment Income	13,673,277	1,549,179	23,205	582,941	615,927

Expenses:
Management fees	1,461,919	163,644	12,212	152,860	37,285
Total Expenses	1,461,919	163,644	12,212	152,860	37,285
Net Investment Income (Loss)	12,211,358	1,385,535	10,993	430,081	578,642

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(13,728,865)	(1,966,673)	(218,546)	(4,326,615)	—
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—	—	(361,861)
Net Realized Gain (Loss) on In-Kind Redemptions	—	—	—	2,339,659	400,779
Net Realized Gain (Loss) on Foreign Currency	(193,740)	(41,752)	—	—	—
Total	(13,922,605)	(2,008,425)	(218,546)	(1,986,956)	38,918
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	33,099,841	1,452,772	(66,058)	589,864	—
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	—	—	—	1,025,743
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	22,363	2,869	—	—	—
Total	33,122,204	1,455,641	(66,058)	589,864	1,025,743
Net Realized and Unrealized Gain (Loss) on Investments	19,199,599	(552,784)	(284,604)	(1,397,092)	1,064,661
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,410,957	$832,751	$(273,611)	$(967,011)	$1,643,303

* Net of fees and foreign witholding tax of	$1,509,972	$135,495	$—	$—	$—

(a)	Fund commenced operations on December 21, 2022. The information presented is from December 21, 2022 to April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2023

	Pacer WealthShield ETF	Pacer Industrial Real Estate ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	Pacer CSOP FTSE China A50 ETF
INVESTMENT INCOME
Income:
Dividends*	$397,201	$6,957,798	$28,950,756	$1,262,934	$149,018
Interest	488,575	13,817	56,856	2,197	562
Securities Lending Income	3,973	53,500	480,045	17,928	—
Total Investment Income	889,749	7,025,115	29,487,657	1,283,059	149,580

Expenses:
Management fees	191,072	1,500,156	5,919,096	437,399	38,381
Total Expenses	191,072	1,500,156	5,919,096	437,399	38,381
Fees waived by adviser	—	(54,148)	(206,699)	—	—
Net Expenses	191,072	1,446,008	5,712,397	437,399	38,381
Net Investment Income (Loss)	698,677	5,579,107	23,775,260	845,660	111,199

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(4,192,823)	(56,796,470)	(203,714,227)	1,428,950	(448,014)
Net Realized Gain (Loss) on In-Kind Redemptions	(213,903)	12,500,323	22,462,572	1,070,927	—
Net Realized Gain (Loss) on Foreign Currency	—	128,156	(558,606)	—	(4,521)
Total	(4,406,726)	(44,167,991)	(181,810,261)	2,499,877	(452,535)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	717,354	(14,364,189)	(81,619,267)	22	(114,964)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	6,898	5,066	—	40
Total	717,354	(14,357,291)	(81,614,201)	22	(114,924)
Net Realized and Unrealized Gain (Loss) on Investments	(3,689,372)	(58,525,282)	(263,424,462)	2,499,899	(567,459)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,990,695)	$(52,946,175)	$(239,649,202)	$3,345,559	$(456,260)

* Net of fees and foreign witholding tax of	$—	$319,811	$1,426,315	$116	$16,574

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2023

	Pacer BioThreat Strategy ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer US Export Leaders ETF
INVESTMENT INCOME
Income:
Dividends*	$75,982	$14,333,847	$602,006	$4,713,325	$118,078
Interest	104	23,587	1,424	7,173	416
Securities Lending Income	1,732	104,739	21,801	28,491	2,628
Total Investment Income	77,818	14,462,173	625,231	4,748,989	121,122

Expenses:
Management fees	30,775	5,088,819	215,029	1,329,064	58,627
Total Expenses	30,775	5,088,819	215,029	1,329,064	58,627
Net Investment Income (Loss)	47,043	9,373,354	410,202	3,419,925	62,495

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(52,254)	(97,347,151)	(4,726,277)	(40,611,983)	(279,343)
Net Realized Gain (Loss) on In-Kind Redemptions	(99,844)	(10,349,331)	3,089,659	(331,515)	—
Total	(152,098)	(107,696,482)	(1,636,618)	(40,943,498)	(279,343)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	207,677	(45,887,725)	3,320,047	30,690,624	1,019,862
Total	207,677	(45,887,725)	3,320,047	30,690,624	1,019,862
Net Realized and Unrealized Gain (Loss) on Investments	55,579	(153,584,207)	1,683,429	(10,252,874)	740,519
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,622	$(144,210,853)	$2,093,631	$(6,832,949)	$803,014

* Net of fees and foreign witholding tax of	$1,521	$14,538	$—	$749	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2023

	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer Industrials and Logistics ETF (a)	Pacer Data and Digital Revolution ETF (a)
INVESTMENT INCOME
Income:
Dividends*	$64,763	$25,231	$1,122,863	$22,003	$11,082
Interest	6,230,227	3,513	307,329	56	33
Total Investment Income	6,294,990	28,744	1,430,192	22,059	11,115

Expenses:
Management fees	476,291	12,649	608,442	5,071	5,032
Total Expenses	476,291	12,649	608,442	5,071	5,032
Net Investment Income (Loss)	5,818,699	16,095	821,750	16,988	6,083

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(3,432,998)	(30,934)	(1,894,905)	(571)	1,394
Net Realized Gain (Loss) on In-Kind Redemptions	—	(54,702)	985,173	—	—
Net Realized Gain (Loss) on Foreign Currency	—	—	—	48	(2)
Net Realized Gain (Loss) on Futures Contract	—	8,853	159,069	—	—
Total	(3,432,998)	(76,783)	(750,663)	(523)	1,392
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	41,729	75,912	3,715,935	10,660	145
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	(31)	2
Change in Unrealized Appreciation (Depreciation) on Futures	—	8,796	949,480	—	—
Total	41,729	84,708	4,665,415	10,629	147
Net Realized and Unrealized Gain (Loss) on Investments	(3,391,269)	7,925	3,914,752	10,106	1,539
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,427,430	$24,020	$4,736,502	$27,094	$7,622

* Net of fees and foreign witholding tax of	$—	$6	$275	$1,709	$—

(a)	Fund commenced operations on June 8, 2022. The information presented is from June 8, 2022 to April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® US Large Cap ETF		Pacer Trendpilot® US Mid Cap ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$35,149,499	$13,904,523	$5,157,936	$56,543
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,146,942)	552,678,194	(38,006,691)	57,295,796
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	49,274,263	(484,795,449)	5,998,134	(70,263,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	82,276,820	81,787,268	(26,850,621)	(12,911,108)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(26,415,381)	(15,230,924)	(3,237,926)	(541,282)
Total Distributions to Shareholders	(26,415,381)	(15,230,924)	(3,237,926)	(541,282)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	521,811,485	898,356,321	170,960,965	143,753,819
Payments for Shares Redeemed	(379,307,265)	(1,018,441,915)	(192,513,530)	(140,882,185)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	142,504,220	(120,085,594)	(21,552,565)	2,871,634
Net Increase (Decrease) in Net Assets	$198,365,659	$(53,529,250)	$(51,641,112)	$(10,580,756)

NET ASSETS
Beginning of Year	$1,841,243,077	$1,894,772,327	$441,893,526	$452,474,282
End of Year	$2,039,608,736	$1,841,243,077	$390,252,414	$441,893,526

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	13,850,000	24,050,000	5,200,000	4,100,000
Redemptions	(10,100,000)	(26,850,000)	(5,900,000)	(4,000,000)
Net Increase (Decrease)	3,750,000	(2,800,000)	(700,000)	100,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® 100 ETF		Pacer Trendpilot® European Index ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$6,417,380	$(1,744,134)	$659,133	$728,433
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(933,181)	120,845,042	390,928	4,130,921
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	39,195,084	(143,049,027)	6,339,180	(7,811,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,679,283	(23,948,119)	7,389,241	(2,952,015)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(4,142,394)	—	(273,384)	(787,274)
Total Distributions to Shareholders	(4,142,394)	—	(273,384)	(787,274)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	64,757,685	283,712,689	12,499,820	—
Payments for Shares Redeemed	(43,185,630)	(354,072,496)	(21,697,145)	(5,076,888)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	21,572,055	(70,359,807)	(9,197,325)	(5,076,888)
Net Increase (Decrease) in Net Assets	$62,108,944	$(94,307,926)	$(2,081,468)	$(8,816,177)

NET ASSETS
Beginning of Year	$688,815,884	$783,123,810	$45,924,817	$54,740,994
End of Year	$750,924,828	$688,815,884	$43,843,349	$45,924,817

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,250,000	5,350,000	550,000	—
Redemptions	(850,000)	(6,650,000)	(950,000)	(200,000)
Net Increase (Decrease)	400,000	(1,300,000)	(400,000)	(200,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® International ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$2,167,755	$2,163,374
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	90,195	1,497,652
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	9,646,729	(20,276,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,904,679	(16,615,706)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(444,569)	(3,379,159)
Total Distributions to Shareholders	(444,569)	(3,379,159)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	9,090,440	93,963,710
Payments for Shares Redeemed	(25,936,275)	(74,670,450)
Transaction Fees (See Note 1)	70	197
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(16,845,765)	19,293,457
Net Increase (Decrease) in Net Assets	$(5,385,655)	$(701,408)

NET ASSETS
Beginning of Year	$130,526,866	$131,228,274
End of Year	$125,141,211	$130,526,866

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	350,000	3,450,000
Redemptions	(1,050,000)	(2,750,000)
Net Increase (Decrease)	(700,000)	700,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® US Bond ETF		Pacer Trendpilot® Fund of Funds ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$22,093,968	$35,723,189	$1,024,679	$700,617
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(123,726,526)	(143,414,988)	1,039,553	561,751
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	39,291,335	(55,275,943)	(1,480,620)	(5,824,309)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,341,223)	(162,967,742)	583,612	(4,561,941)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(26,684,806)	(34,403,646)	(942,758)	(640,806)
Total Distributions to Shareholders	(26,684,806)	(34,403,646)	(942,758)	(640,806)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	1,053,288,390	1,364,660	27,424,105
Payments for Shares Redeemed	(628,183,340)	(746,337,560)	(12,154,420)	(2,982,125)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(628,183,340)	306,950,830	(10,789,760)	24,441,980
Net Increase (Decrease) in Net Assets	$(717,209,369)	$109,579,442	$(11,148,906)	$19,239,233

NET ASSETS
Beginning of Year	$949,549,584	$839,970,142	$63,967,579	$44,728,346
End of Year	$232,340,215	$949,549,584	$52,818,673	$63,967,579

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	38,300,000	50,000	900,000
Redemptions	(29,200,000)	(28,200,000)	(450,000)	(100,000)
Net Increase (Decrease)	(29,200,000)	10,100,000	(400,000)	800,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Cash Cows 100 ETF		Pacer US Small Cap Cash Cows 100 ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$207,988,150	$25,666,070	$17,791,694	$9,347,372
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(591,025,700)	122,838,633	(139,420,421)	6,689,145
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	321,930,563	(69,877,441)	87,241,929	(94,081,950)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,106,987)	78,627,262	(34,386,798)	(78,045,433)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(193,788,560)	(22,592,335)	(16,000,780)	(9,347,348)
Return of Capital	—	—	—	(5,679,191)
Total Distributions to Shareholders	(193,788,560)	(22,592,335)	(16,000,780)	(15,026,539)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	10,511,453,425	4,463,948,445	1,451,823,265	798,531,545
Payments for Shares Redeemed	(1,591,432,405)	(397,345,830)	(197,346,245)	(145,624,255)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	8,920,021,020	4,066,602,615	1,254,477,020	652,907,290
Net Increase (Decrease) in Net Assets	$8,665,125,473	$4,122,637,542	$1,204,089,442	$559,835,318

NET ASSETS
Beginning of Year	$4,554,750,146	$432,112,604	$831,674,981	$271,839,663
End of Year	$13,219,875,619	$4,554,750,146	$2,035,764,423	$831,674,981

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	222,700,000	93,400,000	38,500,000	18,800,000
Redemptions	(34,800,000)	(8,700,000)	(5,400,000)	(3,450,000)
Net Increase (Decrease)	187,900,000	84,700,000	33,100,000	15,350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Global Cash Cows Dividend ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$52,787,500	$7,323,708
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(6,077,033)	4,266,618
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	56,617,021	(2,367,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	103,327,488	9,222,524

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(33,617,374)	(6,929,204)
Total Distributions to Shareholders	(33,617,374)	(6,929,204)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,227,571,200	254,155,400
Payments for Shares Redeemed	(69,174,060)	(40,421,200)
Transaction Fees (See Note 1)	150,678	5,547
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	1,158,547,818	213,739,747
Net Increase (Decrease) in Net Assets	$1,228,257,932	$216,033,067

NET ASSETS
Beginning of Year	$351,302,473	$135,269,406
End of Year	$1,579,560,405	$351,302,473

(a)    Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	37,750,000	7,650,000
Redemptions	(2,200,000)	(1,300,000)
Net Increase (Decrease)	35,550,000	6,350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Developed Markets International Cash Cows 100 ETF		Pacer Emerging Markets Cash Cows 100 ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$12,211,358	$1,747,231	$1,385,535	$490,522
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(13,922,605)	(160,935)	(2,008,425)	(91,093)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	33,122,204	(6,921,956)	1,455,641	(1,924,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,410,957	(5,335,660)	832,751	(1,525,514)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(7,687,068)	(1,413,637)	(973,073)	(420,442)
Total Distributions to Shareholders	(7,687,068)	(1,413,637)	(973,073)	(420,442)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	419,380,945	100,561,873	44,046,650	11,756,449
Payments for Shares Redeemed	—	(3,253,781)	—	(2,635,631)
Transaction Fees (See Note 1)	133,089	18,489	74,713	3,835
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	419,514,034	97,326,581	44,121,363	9,124,653
Net Increase (Decrease) in Net Assets	$443,237,923	$90,577,284	$43,981,041	$7,178,697

NET ASSETS
Beginning of Year	$111,345,887	$20,768,603	$11,069,742	$3,891,045
End of Year	$554,583,810	$111,345,887	$55,050,783	$11,069,742

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	14,850,000	3,200,000	2,350,000	450,000
Redemptions	—	(100,000)	—	(100,000)
Net Increase (Decrease)	14,850,000	3,100,000	2,350,000	350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Cash Cows Growth ETF
	For the Period Ended April 30, 2023 (a)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$10,993	$430,081	$10,487
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(218,546)	(1,986,956)	(1,164,826)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(66,058)	589,864	(1,889,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	(273,611)	(967,011)	(3,043,715)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(9,399)	(382,192)	(8,394)
Return of Capital	—	—	(5,331)
Total Distributions to Shareholders	(9,399)	(382,192)	(13,725)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	19,853,740	68,710,005	39,700,106
Payments for Shares Redeemed	—	(37,720,425)	(31,404,510)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	19,853,740	30,989,580	8,295,596
Net Increase (Decrease) in Net Assets	$19,570,730	$29,640,377	$5,238,156

NET ASSETS
Beginning of Period/Year	$—	$8,859,250	$3,621,094
End of Period/Year	$19,570,730	$38,499,627	$8,859,250

(a)	The Fund commenced operations on December 21, 2022. The information presented is for the period from December 21, 2022 to April 30, 2023.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	975,000	1,900,000	1,000,000
Redemptions	—	(1,050,000)	(850,000)
Net Increase (Decrease)	975,000	850,000	150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Cash Cows Fund of Funds ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$578,642	$86,602
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	38,918	165,559
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	1,025,743	(651,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,643,303	(399,676)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(584,387)	(92,538)
Long Term Capital Gain	(117)	—
Return of Capital	(1,841)	—
Total Distributions to Shareholders	(586,345)	(92,538)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	45,528,065	10,590,215
Payments for Shares Redeemed	(6,327,395)	(3,409,181)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	39,200,670	7,181,034
Net Increase (Decrease) in Net Assets	$40,257,628	$6,688,820

NET ASSETS
Beginning of Year	$8,360,596	$1,671,776
End of Year	$48,618,224	$8,360,596

(a)	Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	1,400,000	300,000
Redemptions	(200,000)	(100,000)
Net Increase (Decrease)	1,200,000	200,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer WealthShield ETF		Pacer Industrial Real Estate ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$698,677	$394,138	$5,579,107	$5,159,144
Net Realized Gain (Loss) on Investments	(4,406,726)	3,221,011	(44,167,991)	28,814,310
Change in Unrealized Appreciation (Depreciation) of Investments	717,354	(6,041,695)	(14,357,291)	(13,555,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,990,695)	(2,426,546)	(52,946,175)	20,417,513

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(597,772)	(417,075)	(6,149,407)	(3,888,598)
Total Distributions to Shareholders	(597,772)	(417,075)	(6,149,407)	(3,888,598)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	10,773,195	35,129,274	44,461,180	270,265,745
Payments for Shares Redeemed	(15,910,675)	(47,257,190)	(150,423,405)	(101,951,680)
Transaction Fees (See Note 1)	—	533	—	60,860
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	(5,137,480)	(12,127,383)	(105,962,225)	168,374,925
Net Increase (Decrease) in Net Assets	$(8,725,947)	$(14,971,004)	$(165,057,807)	$184,903,840

NET ASSETS
Beginning of Year	$33,172,437	$48,143,441	$384,989,717	$200,085,877
End of Year	$24,446,490	$33,172,437	$219,931,910	$384,989,717

(b)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	350,000	1,050,000	1,100,000	5,450,000
Redemptions	(550,000)	(1,450,000)	(3,750,000)	(2,150,000)
Net Increase (Decrease)	(200,000)	(400,000)	(2,650,000)	3,300,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Data & Infrastructure Real Estate ETF		Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$23,775,260	$11,672,912	$845,660	$736,963
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(181,810,261)	94,925,590	2,499,877	(5,779,936)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(81,614,201)	(148,313,121)	22	787
Net Increase (Decrease) in Net Assets Resulting from Operations	(239,649,202)	(41,714,619)	3,345,559	(5,042,186)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(18,743,593)	(11,646,957)	(826,693)	(734,947)
Capital Gains	(1,717,631)	(2,032,103)	—	—
Total Distributions to Shareholders	(20,461,224)	(13,679,060)	(826,693)	(734,947)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	96,006,885	688,968,095	16,851,465	22,991,205
Payments for Shares Redeemed	(434,676,185)	(454,063,560)	(21,079,065)	(3,708,195)
Transaction Fees (See Note 1)	6,781	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(338,662,519)	234,904,535	(4,227,600)	19,283,010
Net Increase (Decrease) in Net Assets	$(598,772,945)	$179,510,856	$(1,708,734)	$13,505,877

NET ASSETS
Beginning of Year	$1,299,320,555	$1,119,809,699	$80,388,468	$66,882,591
End of Year	$700,547,610	$1,299,320,555	$78,679,734	$80,388,468

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	2,950,000	17,100,000	450,000	600,000
Redemptions	(14,000,000)	(11,550,000)	(600,000)	(100,000)
Net Increase (Decrease)	(11,050,000)	5,550,000	(150,000)	500,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer CSOP FTSE China A50 ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$111,199	$133,360
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(452,535)	(938,327)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(114,924)	(1,673,885)
Net Increase (Decrease) in Net Assets Resulting from Operations	(456,260)	(2,478,852)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(100,794)	(153,101)
Return of Capital	—	(2,676)
Total Distributions to Shareholders	(100,794)	(155,777)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	2,373,565
Payments for Shares Redeemed	(717,525)	(3,938,245)
Transaction Fees (See Note 1)	1	20,781
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(717,524)	(1,543,899)
Net Increase (Decrease) in Net Assets	$(1,274,578)	$(4,178,528)

NET ASSETS
Beginning of Year	$6,188,108	$10,366,636
End of Year	$4,913,530	$6,188,108

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	—	100,000
Redemptions	(50,000)	(200,000)
Net Increase (Decrease)	(50,000)	(100,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Biothreat Strategy ETF		Pacer Lunt Large Cap Alternator ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$47,043	$42,586	$9,373,354	$2,954,628
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(152,098)	524,797	(107,696,482)	36,680,396
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	207,677	(1,195,399)	(45,887,725)	(40,395,418)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,622	(628,016)	(144,210,853)	(760,394)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(46,298)	(42,336)	(9,575,595)	(2,774,225)
Return of Capital	—	—	(488,359)	—
Total Distributions to Shareholders	(46,298)	(42,336)	(10,063,954)	(2,774,225)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	6,439,360	624,040,115	1,047,719,120
Payments for Shares Redeemed	(2,087,637)	(4,573,800)	(247,539,040)	(620,083,945)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(2,087,637)	1,865,560	376,501,075	427,635,175
Net Increase (Decrease) in Net Assets	$(2,031,313)	$1,195,208	$222,226,268	$424,100,556

NET ASSETS
Beginning of Year	$5,701,998	$4,506,790	$554,453,548	$130,352,992
End of Year	$3,670,685	$5,701,998	$776,679,816	$554,453,548

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	—	200,000	15,050,000	23,550,000
Redemptions	(75,000)	(150,000)	(6,600,000)	(13,900,000)
Net Increase (Decrease)	(75,000)	50,000	8,450,000	9,650,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Lunt Midcap Multi Factor Alternator ETF		Pacer Lunt Large Cap Multi Factor Alternator ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$410,202	$220,788	$3,419,925	$1,501,671
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,636,618)	164,291	(40,943,498)	(1,351,273)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	3,320,047	(5,818,988)	30,690,624	(22,556,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,093,631	(5,433,909)	(6,832,949)	(22,406,040)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(410,052)	(220,791)	(3,553,899)	(1,367,759)
Return of Capital	(20,581)	(18,230)	—	—
Total Distributions to Shareholders	(430,633)	(239,021)	(3,553,899)	(1,367,759)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	21,010,460	69,078,310	51,694,570	367,366,855
Payments for Shares Redeemed	(23,227,120)	(63,219,085)	(102,211,650)	(119,751,630)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(2,216,660)	5,859,225	(50,517,080)	247,615,225
Net Increase (Decrease) in Net Assets	$(553,662)	$186,295	$(60,903,928)	$223,841,426

NET ASSETS
Beginning of Year	$35,405,701	$35,219,406	$267,094,779	$43,253,353
End of Year	$34,852,039	$35,405,701	$206,190,851	$267,094,779

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	650,000	1,900,000	1,450,000	9,200,000
Redemptions	(700,000)	(1,750,000)	(2,900,000)	(3,000,000)
Net Increase (Decrease)	(50,000)	150,000	(1,450,000)	6,200,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Export Leaders ETF
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
OPERATIONS
Net Investment Income (Loss)	$62,495	$7,672
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(279,343)	398,188
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	1,019,862	(755,979)
Net Increase (Decrease) in Net Assets Resulting from Operations	803,014	(350,119)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(62,859)	(7,727)
Return of Capital	—	(804)
Total Distributions to Shareholders	(62,859)	(8,531)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	15,408,145	4,175,840
Payments for Shares Redeemed	—	(2,010,389)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	15,408,145	2,165,451
Net Increase (Decrease) in Net Assets	$16,148,300	$1,806,801

NET ASSETS
Beginning of Year	$3,827,363	$2,020,562
End of Year	$19,975,663	$3,827,363

(a)	Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	400,000	100,000
Redemptions	—	(50,000)
Net Increase (Decrease)	400,000	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Pacific Asset Floating Rate High Income ETF
	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)	For the Year Ended June 30, 2021
OPERATIONS
Net Investment Income (Loss)	$5,818,699	$1,307,992	$896,410
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,432,998)	26,972	(23,314)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	41,729	(1,694,753)	1,513,865
Net Increase (Decrease) in Net Assets Resulting from Operations	2,427,430	(359,789)	2,386,961

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(5,819,045)	(1,211,347)	(953,333)
Total Distributions to Shareholders	(5,819,045)	(1,211,347)	(953,333)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	87,368,338	53,405,601	2,443,495
Payments for Shares Redeemed	(65,544,726)	(1,959,872)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	21,823,612	51,445,729	2,443,495
Net Increase (Decrease) in Net Assets	$18,431,997	$49,874,593	$3,877,123

NET ASSETS
Beginning of Period/Year	$81,662,783	$31,788,190	$27,911,067
End of Period/Year	$100,094,780	$81,662,783	$31,788,190

(a)	For the period ended July 1, 2021 to April 30, 2022. See Note 1 to Financial Statements.
(b)	Shares of Predecessor Fund converted into Fund Shares at the close of business on October 22, 2021. See Note 1 to the Financial Statements. Summary of capital share transactions is as follows:
	Shares	Shares	Shares
Subscriptions	1,920,000	1,100,000	50,000
Redemptions	(1,440,000)	(40,000)	—
Net Increase (Decrease)	480,000	1,060,000	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF		Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)
OPERATIONS
Net Investment Income (Loss)	$16,095	$7,393	$821,750	$96,485
Net Realized Gain (Loss) on Investments, Futures contracts, and Foreign Currency Transactions	(76,783)	98,339	(750,663)	(142,024)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	84,708	(196,410)	4,665,415	(4,411,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,020	(90,678)	4,736,502	(4,456,622)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(16,095)	(7,393)	(821,750)	(96,485)
Capital Gains	—	—	(879,202)	—
Return of Capital	(64,749)	(53,832)	(3,972,774)	(1,275,430)
Total Distributions to Shareholders	(80,844)	(61,225)	(5,673,726)	(1,371,915)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	3,093,585	62,340,960	60,883,974
Payments for Shares Redeemed	(901,330)	(1,077,040)	(7,071,537)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	(901,330)	2,016,545	55,269,423	60,883,974
Net Increase (Decrease) in Net Assets	$(958,154)	$1,864,642	$54,332,199	$55,055,437

NET ASSETS
Beginning of Period/Year	$1,864,642	$—	$55,055,437	$—
End of Period/Year	$906,488	$1,864,642	$109,387,636	$55,055,437

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to April 30, 2022.
(b)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	—	75,000	2,100,000	1,740,000
Redemptions	(25,000)	(25,000)	(240,000)	—
Net Increase (Decrease)	(25,000)	50,000	1,860,000	1,740,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Industrials and Logistics ETF	Pacer Data and Digital Revolution ETF
	For the Period Ended April 30, 2023 (a)	For the Period Ended April 30, 2023 (a)
OPERATIONS
Net Investment Income (Loss)	$16,988	$6,083
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(523)	1,392
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	10,629	147
Net Increase (Decrease) in Net Assets Resulting from Operations	27,094	7,622

DISTRIBUTIONS TO SHAREHOLDERS
Distributions and Dividends	(12,171)	(5,555)
Total Distributions to Shareholders	(12,171)	(5,555)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	994,800	1,012,400
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	994,800	1,012,400
Net Increase (Decrease) in Net Assets	$1,009,723	$1,014,467

NET ASSETS
Beginning of Period	$—	$—
End of Period	$1,009,723	$1,014,467

(a)	Fund commenced operations on June 8, 2022. The information presented is from June 8, 2022 to April 30, 2023.
(b)	Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	40,000	40,000
Net Increase (Decrease)	40,000	40,000

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$37.54	$36.54	$26.99	$30.56	$28.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.66	0.28	0.25	0.39	0.43
Net Realized and Unrealized Gain (Loss) on Investments(c)	0.90	1.03	9.65	(3.59)	2.01
Total from Investment Operations	1.56	1.31	9.90	(3.20)	2.44

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.47)	(0.31)	(0.35)	(0.37)	(0.29)
Total Distributions	(0.47)	(0.31)	(0.35)	(0.37)	(0.29)
Net Asset Value, End of Period	$38.63	$37.54	$36.54	$26.99	$30.56
Total Return	4.20%	3.48%	36.86%	-10.71%	8.65%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,039,609	$1,841,243	$1,894,772	$2,403,839	$2,163,990

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.75%	0.71%	0.83%	1.25%	1.43%
Portfolio Turnover Rate(b)	1%	58%	6%	5%	162%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$34.52	$35.63	$28.35	$30.95	$30.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.39	0.00 (d)	0.09	0.28	0.41
Net Realized and Unrealized Gain (Loss) on Investments(c)	(2.41)	(1.07)	7.36	(2.45)	0.10
Total from Investment Operations	(2.02)	(1.07)	7.45	(2.17)	0.51

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.25)	(0.04)	(0.17)	(0.43)	(0.28)
Total Distributions	(0.25)	(0.04)	(0.17)	(0.43)	(0.28)
Net Asset Value, End of Period	$32.25	$34.52	$35.63	$28.35	$30.95
Total Return	-5.81%	-2.98%	26.34%	-7.11%	1.66%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$390,252	$441,894	$452,474	$540,051	$761,305

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.19%	0.01%	0.30%	0.96%	1.30%
Portfolio Turnover Rate(b)	441%	16%	304%	143%	405%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$52.18	$54.01	$37.91	$36.00	$31.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.48	(0.13)	0.01	0.15	0.26
Net Realized and Unrealized Gain (Loss) on Investments(c)	2.87	(1.70)	16.17	1.94	4.73
Total from Investment Operations	3.35	(1.83)	16.18	2.09	4.99

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.31)	—	(0.08)	(0.18)	(0.15)
Total Distributions	(0.31)	—	(0.08)	(0.18)	(0.15)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	—	0.00 (d)	—	—
Net Asset Value, End of Period	$55.22	$52.18	$54.01	$37.91	$36.00
Total Return	6.47%	-3.38%	42.69%	5.78%	16.04%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$750,925	$688,816	$783,124	$739,258	$502,173

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	0.93%	-0.22%	0.01%	0.40%	0.76%
Portfolio Turnover Rate(b)	6%	7%	6%	61%	107%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$22.40	$24.33	$23.76	$26.77	$29.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.34	0.34	0.10	0.54	0.74
Net Realized and Unrealized Gain (Loss) on Investments(c)	3.99	(1.89)	0.47	(2.61)	(3.16)
Total from Investment Operations	4.33	(1.55)	0.57	(2.07)	(2.42)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.16)	(0.38)	—	(0.94)	(0.47)
Total Distributions	(0.16)	(0.38)	—	(0.94)	(0.47)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	0.00 (d)	—	—	—
Net Asset Value, End of Period	$26.57	$22.40	$24.33	$23.76	$26.77
Total Return	19.43%	-6.47%	2.38%	-8.18%	-8.07%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$43,843	$45,925	$54,741	$91,488	$183,379

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.66%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	1.48%	1.39%	0.43%	2.04%	2.77%
Portfolio Turnover Rate(b)	5%	7%	506%	12%	396%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020 (a)(f)
Net Asset Value, Beginning of Period	$24.40	$28.22	$23.42	$24.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.45	0.44	0.28	0.32
Net Realized and Unrealized Gain (Loss) on Investments(d)	2.16	(3.57)	4.72	(1.55)
Total from Investment Operations	2.61	(3.13)	5.00	(1.23)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.10)	(0.69)	(0.20)	(0.26)
Total Distributions	(0.10)	(0.69)	(0.20)	(0.26)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (e)	0.00 (e)	—	—
Net Asset Value, End of Period	$26.91	$24.40	$28.22	$23.42
Total Return	10.75%	-11.46%	21.46%	-5.08%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$125,141	$130,527	$131,228	$151,038

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	1.82%	1.56%	1.15%	1.26%
Portfolio Turnover Rate(c)	3%	202%	161%	39%

(a)	Commencement of operations on May 02, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Excludes the impact of in-kind transactions.
(d)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(e)	Represents less than $0.005.
(f)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(f)
Net Asset Value, Beginning of Period	$23.33	$27.45	$25.77	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	1.11	0.80	1.09	0.33
Net Realized and Unrealized Gain (Loss) on Investments(d)	(2.83)	(4.17)	1.34	0.72
Total from Investment Operations	(1.72)	(3.37)	2.43	1.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.41)	(0.75)	(0.75)	(0.28)
Total Distributions	(1.41)	(0.75)	(0.75)	(0.28)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	—	0.00 (e)	—
Net Asset Value, End of Period	$20.20	$23.33	$27.45	$25.77
Total Return	-7.30%	-12.54%	9.53%	4.24%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$232,340	$949,550	$839,970	$144,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	5.26%	3.01%	4.04%	2.47%
Portfolio Turnover Rate(c)	711%	652%	55%	131%

(a)	Commencement of operations on October 22, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Excludes the impact of in-kind transactions.
(d)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(e)	Represents less than $0.005.
(f)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(d)
Net Asset Value, Beginning of Period	$27.81	$29.82	$23.81	$25.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)(c)	0.48	0.35	0.22	0.26
Net Realized and Unrealized Gain (Loss) on Investments(g)	(0.03)	(2.07)	5.96	(1.59)
Total from Investment Operations	0.45	(1.72)	6.18	(1.33)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.46)	(0.29)	(0.17)	(0.25)
Total Distributions	(0.46)	(0.29)	(0.17)	(0.25)
Net Asset Value, End of Period	$27.80	$27.81	$29.82	$23.81
Total Return	1.71%	-5.87%	26.02%	-5.37%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$52,819	$63,968	$44,728	$27,378

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets(e)	0.15%	0.15%	0.15%	0.15%
Net Investment Income (Loss) to Average Net Assets(e)	1.77%	1.16%	0.82%	1.03%
Portfolio Turnover Rate(f)	6%	5%	29%	6%

(a)	Commencement of operations on May 03, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$47.94	$41.95	$25.17	$29.72	$28.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	1.08	0.84	0.71	0.77	0.53
Net Realized and Unrealized Gain (Loss) on Investments(c)	(1.32)	5.87	16.76	(4.55)	0.67
Total from Investment Operations	(0.24)	6.71	17.47	(3.78)	1.20

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.97)	(0.72)	(0.69)	(0.77)	(0.46)
Total Distributions	(0.97)	(0.72)	(0.69)	(0.77)	(0.46)
Net Asset Value, End of Period	$46.73	$47.94	$41.95	$25.17	$29.72
Total Return	-0.38%	16.08%	70.43%	-12.63%	4.28%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$13,219,876	$4,554,750	$432,113	$190,027	$266,018

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income (Loss) to Average Net Assets	2.30%	1.78%	2.23%	2.73%	1.82%
Portfolio Turnover Rate(b)	90%	114%	104%	85%	122%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$38.06	$41.82	$20.76	$25.88	$26.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.51	0.72	0.11	0.27	0.32
Net Realized and Unrealized Gain (Loss) on Investments(c)	(1.09)	(3.37)	21.13	(5.12)	(0.29)
Total from Investment Operations	(0.58)	(2.65)	21.24	(4.85)	0.03

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.43)	(0.67)	(0.14)	(0.27)	(0.32)
Distributions from Return of Capital	—	(0.44)	(0.04)	—	—
Total Distributions	(0.43)	(1.11)	(0.18)	(0.27)	(0.32)
Net Asset Value, End of Period	$37.05	$38.06	$41.82	$20.76	$25.88
Total Return	-1.46%	-6.57%	102.70%	-18.72%	0.20%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,035,764	$831,675	$271,840	$14,534	$50,474

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59%	0.60%	0.59%	0.59%	0.59%
Net Investment Income (Loss) to Average Net Assets	1.36%	1.70%	0.33%	1.11%	1.21%
Portfolio Turnover Rate(b)	101%	133%	123%	128%	123%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$32.83	$31.10	$24.63	$31.19	$30.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	1.94	1.39	1.17	1.32	1.21
Net Realized and Unrealized Gain (Loss) on Investments(c)	0.65	1.69	6.51	(6.60)	0.43
Total from Investment Operations	2.59	3.08	7.68	(5.28)	1.64

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.28)	(1.35)	(1.21)	(1.28)	(1.20)
Total Distributions	(1.28)	(1.35)	(1.21)	(1.28)	(1.20)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.01	0.00 (d)	—	—	—
Net Asset Value, End of Period	$34.15	$32.83	$31.10	$24.63	$31.19
Total Return	8.50%	10.22%	32.05%	-17.32%	5.56%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,579,560	$351,302	$135,269	$135,480	$210,505

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	6.07%	4.32%	4.32%	4.52%	4.00%
Portfolio Turnover Rate(b)	47%	39%	76%	91%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$29.69	$31.95	$20.99	$27.08	$28.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	1.52	1.03	0.66	0.74	0.85
Net Realized and Unrealized Gain (Loss) on Investments(c)	(0.18)	(2.43)	10.98	(6.05)	(2.01)
Total from Investment Operations	1.34	(1.40)	11.64	(5.31)	(1.16)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.23)	(0.87)	(0.68)	(0.78)	(0.67)
Total Distributions	(1.23)	(0.87)	(0.68)	(0.78)	(0.67)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.02	0.01	0.00 (d)	—	—
Net Asset Value, End of Period	$29.82	$29.69	$31.95	$20.99	$27.08
Total Return	5.26%	-4.48%	56.41%	-20.04%	-3.92%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$554,584	$111,346	$20,769	$20,991	$33,844

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	5.43%	3.28%	2.52%	2.96%	3.18%
Portfolio Turnover Rate(b)	59%	71%	83%	149%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(c)
Net Asset Value, Beginning of Period	$22.14	$25.94	$19.11	$24.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	1.12	1.36	0.72	1.05
Net Realized and Unrealized Gain (Loss) on Investments(e)	(2.70)	(4.03)	6.91	(4.81)
Total from Investment Operations	(1.58)	(2.67)	7.63	(3.76)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.30)	(1.14)	(0.85)	(2.08)
Total Distributions	(1.30)	(1.14)	(0.85)	(2.08)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.06	0.01	0.05	0.00 (f)
Net Asset Value, End of Period	$19.32	$22.14	$25.94	$19.11
Total Return	-6.43%	-10.67%	41.19%	-16.76%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$55,051	$11,070	$3,891	$956

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70%	0.71%	0.70%	0.70%
Net Investment Income (Loss) to Average Net Assets	5.93%	5.50%	3.12%	4.43%
Portfolio Turnover Rate(d)	66%	97%	109%	144%

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(f)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer US Large Cap Cash Cows Growth Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

For the Period Ended April 30, 2023(a)(c)
Net Asset Value, Beginning of Period	$20.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments (e)	(0.30)
Total from Investment Operations	(0.27)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$20.07
Total Return	-1.30%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$19,571

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49%
Net Investment Income (Loss) to Average Net Assets	0.44%
Portfolio Turnover Rate (d)	30%

(a)	Commencement of operations on December 21, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(c)
Net Asset Value, Beginning of Period	$35.44	$36.21	$22.89	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.60	0.04	0.14	0.28
Net Realized and Unrealized Gain (Loss) on Investments (e)	(0.65)	(0.75)	13.37	(1.90)
Total from Investment Operations	(0.05)	(0.71)	13.51	(1.62)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.39)	(0.04)	(0.19)	(0.27)
Distributions from Return of Capital	—	(0.02)	—	—
Total Distributions	(0.39)	(0.06)	(0.19)	(0.27)
Net Asset Value, End of Period	$35.00	$35.44	$36.21	$22.89
Total Return	-0.07%	-1.98%	59.29%	-6.52%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$38,500	$8,859	$3,621	$1,144

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.69%	0.10%	0.43%	1.16%
Portfolio Turnover Rate (d)	182%	76%	170%	166%

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(d)
Net Asset Value, Beginning of Period	$33.44		$33.44	$20.83	$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.76		0.79	0.55	0.53
Net Realized and Unrealized Gain (Loss) on Investments (g)	0.11		—	12.56	(4.46)
Total from Investment Operations	0.87		0.79	13.11	(3.93)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.78)		(0.79)	(0.50)	(0.55)
Distributions from Capital Gains	(0.00	)(h)	—	—	—
Distributions from Return of Capital	(0.00	)(h)	—	—	(0.00	)(h)
Total Distributions	(0.78)		(0.79)	(0.50)	(0.55)
Net Asset Value, End of Period	$33.53		$33.44	$33.44	$20.83
Total Return	2.81%		2.29%	63.73%	-15.71%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$48,618		$8,361	$1,672	$1,041

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (e)	0.15%		0.16%	0.15%	0.15%
Net Investment Income (Loss) to Average Net Assets (e)	2.33%		2.27%	2.09%	2.27%
Portfolio Turnover Rate (f)	8%		26%	9%	2%

(a)	Commencement of operations on May 03, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(h)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$30.16	$32.10	$23.92	$25.02	$25.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.64	0.26	0.14	0.33	0.38
Net Realized and Unrealized Gain (Loss) on Investments (c)	(3.07)	(1.94)	8.20	(1.10)	(0.01)
Total from Investment Operations	(2.43)	(1.68)	8.34	(0.77)	0.37

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.57)	(0.26)	(0.16)	(0.33)	(0.37)
Total Distributions	(0.57)	(0.26)	(0.16)	(0.33)	(0.37)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	0.00 (d)	—	—	—
Net Asset Value, End of Period	$27.16	$30.16	$32.10	$23.92	$25.02
Total Return	-8.09%	-5.30%	35.00%	-3.04%	1.43%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$24,446	$33,172	$48,143	$51,428	$110,078

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.61%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	2.19%	0.79%	0.53%	1.38%	1.52%
Portfolio Turnover Rate (b)	669%	448%	227%	676%	542%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Industrial Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Period	$47.82	$42.12	$30.09	$29.42	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.90	0.78	0.63	0.77	0.65
Net Realized and Unrealized Gain (Loss) on Investments (e)	(6.99)	5.48	12.08	0.52	4.61
Total from Investment Operations	(6.09)	6.26	12.71	1.29	5.26

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.00)	(0.57)	(0.58)	(0.61)	(0.67)
Distributions from Capital Gains	—	—	—	(0.01)	—
Distributions from Return of Capital	—	—	(0.10)	—	—
Total Distributions	(1.00)	(0.57)	(0.68)	(0.62)	(0.67)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	0.01	0.00 (f)	—	—
Net Asset Value, End of Period	$40.73	$47.82	$42.12	$30.09	$29.42
Total Return	-12.56%	14.88%	42.70%	4.38%	21.62%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$219,932	$384,990	$200,086	$48,147	$7,356

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.61%	0.60%	0.60%	0.60%
Expenses to Average Net Assets (Waived) (see Note 3)	0.58%	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	2.25%	1.60%	1.75%	2.40%	2.60%
Net Investment Income (Loss) to Average Net Assets (Waived) (see Note 3)	2.23%	N/A	N/A	N/A	N/A
Portfolio Turnover Rate (d)	92%	43%	13%	29%	36%

(a)	Commencement of operations on May 14, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may not reconcile with the aggregate gain and losses in the statement of operations due to share transactions for the period.

(f)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Data & Infrastructure Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Year/Period	$37.50	$38.48	$33.27	$28.36	$24.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.77	0.32	0.36	0.54	0.39
Net Realized and Unrealized Gain (Loss) on Investments (e)	(7.92)	(0.91)	5.39	4.92	3.93
Total from Investment Operations	(7.15)	(0.59)	5.75	5.46	4.32

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.61)	(0.33)	(0.37)	(0.49)	(0.44)
Distributions from Capital Gains	(0.06)	(0.06)	—	—	(0.01)
Distributions from Return of Capital	—	—	(0.17)	(0.06)	(0.18)
Total Distributions	(0.67)	(0.39)	(0.54)	(0.55)	(0.63)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	—	—	—	—
Net Asset Value, End of Period	$29.68	$37.50	$38.48	$33.27	$28.36
Total Return	-19.11%	-1.63%	17.46%	19.50%	17.89%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$700,548	$1,299,321	$1,119,810	$552,214	$22,691

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.62%	0.60%	0.60%	0.60%
Expenses to Average Net Assets After Advisory Fees (Waived) (see Note 3)	0.58%	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	2.43%	0.81%	1.02%	1.70%	1.55%
Net Investment Income (Loss) to Average Net Assets After Advisory Fees (Waived) (see Note 3)	2.41%	N/A	N/A	N/A	N/A
Portfolio Turnover Rate (d)	51%	23%	30%	28%	27%

(a)	Commencement of operations on May 15, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Period	$34.95	$37.16	$25.23	$28.16	$25.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.40	0.34	0.26	0.50	0.25
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.65	(2.21)	11.95	(3.00)	3.11
Total from Investment Operations	2.05	(1.87)	12.21	(2.50)	3.36

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.40)	(0.34)	(0.28)	(0.43)	(0.21)
Total Distributions	(0.40)	(0.34)	(0.28)	(0.43)	(0.21)
Net Asset Value, End of Period	$36.60	$34.95	$37.16	$25.23	$28.16
Total Return (e)	5.95%	-5.11%	48.66%	-8.80%	13.67%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$78,680	$80,388	$66,883	$60,554	$7,040

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.16%	0.89%	0.89%	1.75%	1.23%
Portfolio Turnover Rate (d)	227%	225%	217%	225%	262%

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)	Total Return was calculated using the traded NAV due to the rebalancing of the portfolio at April 30, 2022 and April 30, 2019.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020 (a)(c)	For the Year Ended September 30, 2019
Net Asset Value, Beginning of Period	$17.39	$22.74	$16.18	$16.85	$15.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.33	0.31	0.36	(0.07)	0.31
Net Realized and Unrealized Gain (Loss) on Investments (e)	(1.33)	(5.33)	6.54	0.15	1.48
Total from Investment Operations	(1.00)	(5.02)	6.90	0.08	1.79

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.33)	(0.37)	(0.33)	(0.71)	(0.24)
Distributions from Return of Capital	—	(0.01)	(0.01)	(0.04)	—
Total Distributions	(0.33)	(0.38)	(0.34)	(0.75)	(0.24)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.05	0.00 (f)	—	—
Net Asset Value, End of Period	$16.06	$17.39	$22.74	$16.18	$16.85
Total Return	-5.68%	-22.15%	42.73%	0.14%	12.05%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,914	$6,188	$10,367	$8,992	$12,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70%	0.71%	0.70%	0.70%	0.70%
Net Investment Income (Loss) to Average Net Assets	2.03%	1.49%	1.73%	-0.66%	1.97%
Portfolio Turnover Rate (d)	13%	59%	32%	193%	45%

(a)	For the period October 1, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$28.51	$30.05	$24.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.30	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments (e)	0.86	(1.52)	5.53
Total from Investment Operations	1.16	(1.30)	5.69

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.30)	(0.24)	(0.15)
Distributions from Return of Capital	—	—	(0.00	)(f)
Total Distributions	(0.30)	(0.24)	(0.15)
Net Asset Value, End of Period	$29.37	$28.51	$30.05
Total Return	4.13%	-4.41%	23.23

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,671	$5,702	$4,507

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70%	0.71%	0.70%
Net Investment Income (Loss) to Average Net Assets	1.07%	0.69%	0.65%
Portfolio Turnover Rate (d)	10%	17%	5%

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$43.15	$40.74	$23.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.44	0.48	0.41
Net Realized and Unrealized Gain (Loss) on Investments (e)	(6.67)	2.36	17.16
Total from Investment Operations	(6.23)	2.84	17.57

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.44)	(0.43)	(0.41)
Distributions from Return of Capital	(0.02)	—	—
Total Distributions	(0.46)	(0.43)	(0.41)
Net Asset Value, End of Period	$36.46	$43.15	$40.74
Total Return	-14.49%	6.97%	74.99%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$776,680	$554,454	$130,353

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.11%	1.09%	1.59%
Portfolio Turnover Rate (d)	384%	722%	193%

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$32.19	$37.07	$23.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.37	0.20	0.07
Net Realized and Unrealized Gain (Loss) on Investments (e)	1.01	(4.87)	13.26
Total from Investment Operations	1.38	(4.67)	13.33

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.36)	(0.19)	(0.07)
Distributions from Return of Capital	(0.02)	(0.02)	(0.03)
Total Distributions	(0.38)	(0.21)	(0.10)
Net Asset Value, End of Period	$33.19	$32.19	$37.07
Total Return	4.43%	-12.66%	56.04

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$34,852	$35,406	$35,219

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.61%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.14%	0.55%	0.27%
Portfolio Turnover Rate (d)	569%	529%	322%

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$36.34	$37.61	$24.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.54	0.39	0.32
Net Realized and Unrealized Gain (Loss) on Investments (e)	(1.38)	(1.33)	13.14
Total from Investment Operations	(0.84)	(0.94)	13.46

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.55)	(0.33)	(0.27)
Total Distributions	(0.55)	(0.33)	(0.27)
Net Asset Value, End of Period	$34.95	$36.34	$37.61
Total Return	-2.26%	-2.58%	55.41%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$206,191	$267,095	$43,253

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.54%	0.98%	1.19%
Portfolio Turnover Rate (d)	629%	434%	304%

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Period	$38.27	$40.41	$25.15	$25.97	$24.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.25	0.12	0.14	0.16	0.09
Net Realized and Unrealized Gain (Loss) on Investments (e)	1.67	(2.13)	15.27	(0.82)	0.98
Total from Investment Operations	1.92	(2.01)	15.41	(0.66)	1.07

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.24)	(0.12)	(0.15)	(0.16)	(0.08)
Distribution from Return of Capital	—	(0.01)	—	—	—
Total Distributions	(0.24)	(0.13)	(0.15)	(0.16)	(0.08)
Net Asset Value, End of Period	$39.95	$38.27	$40.41	$25.15	$25.97
Total Return	5.06%	-5.00%	61.47%	-2.53%	4.33%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$19,976	$3,827	$2,021	$1,257	$1,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.61%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.64%	0.29%	0.43%	0.61%	0.50%
Portfolio Turnover Rate (d)	74%	79%	111%	79%	55%

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)(c)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, Beginning of Period	$47.76	$48.90	$46.52	$48.73	$48.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	3.34	1.47	1.47	1.90	2.10
Net Realized and Unrealized Gain (Loss) on Investments (e)	(2.10)	(1.29)	2.47	(2.20)	(0.15)
Total from Investment Operations	1.24	0.18	3.94	(0.30)	1.95

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(3.29)	(1.32)	(1.56)	(1.91)	(2.09)
Total Distributions	(3.29)	(1.32)	(1.56)	(1.91)	(2.09)
Net Asset Value, End of Period	$45.71	$47.76	$48.90	$46.52	$48.73
Total Return	2.91%	0.34%	8.63%	-0.70%	4.09%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$100,095	$81,663	$31,788	$27,911	$29,240

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.62%	0.68%	1.06%	1.63%
Expenses to Average Net Assets After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	N/A	N/A	0.86%	1.10%	1.10%
Net Investment Income (Loss) to Average Net Assets	7.36%	3.63%	3.04%	3.98%	4.31%
Portfolio Turnover Rate (d)	79%	37%	35%	48%	70%

(a)	For the period ended July 1, 2021 to April 30, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022(a)(c)
Net Asset Value, Beginning of Period	$37.29	$40.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.35	0.15
Net Realized and Unrealized Gain (Loss) on Investments (e)	0.47	(2.15)
Total from Investment Operations	0.82	(2.00)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.37)	(0.15)
Distributions from Return of Capital	(1.48)	(1.07)
Total Distributions	(1.85)	(1.22)
Net Asset Value, End of Period	$36.26	$37.29
Total Return	2.64%	-5.21%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$906	$1,865

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79%	0.79%
Net Investment Income (Loss) to Average Net Assets	1.01%	0.45%
Portfolio Turnover Rate (d)	2%	57%

(a)	Commencement of operations on July 12, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022(a)(c)
Net Asset Value, Beginning of Period	$31.64	$34.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.32	0.12
Net Realized and Unrealized Gain (Loss) on Investments (e)	0.53	(1.73)
Total from Investment Operations	0.85	(1.61)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.30)	(0.10)
Distributions from Capital Gains	(0.33)	—
Distributions from Return of Capital	(1.47)	(1.30)
Total Distributions	(2.10)	(1.40)
Net Asset Value, End of Period	$30.39	$31.64
Total Return	3.25%	-5.00%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$109,388	$55,055

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79%	0.79%
Net Investment Income (Loss) to Average Net Assets	1.07%	0.42%
Portfolio Turnover Rate (d)	9%	7%

(a)	Commencement of operations on July 12, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

For the Period Ended April 30, 2023(a)(e)
Net Asset Value, Beginning of Period	$24.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.43
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.24
Total from Investment Operations	0.67

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.30)
Total Distributions	(0.30)
Net Asset Value, End of Period	$25.24
Total Return	2.90%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,010

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%
Net Investment Income (Loss) to Average Net Assets	2.01%
Portfolio Turnover Rate (d)	10%

(a)	Commencement of operations on June 8, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

For the Period Ended April 30, 2023(a)(e)
Net Asset Value, Beginning of Period	$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.15
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.04
Total from Investment Operations	0.19

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.14)
Total Distributions	(0.14)
Net Asset Value, End of Period	$25.36
Total Return	0.84%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,014

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%
Net Investment Income (Loss) to Average Net Assets	0.73%
Portfolio Turnover Rate (d)	9%

(a)	Commencement of operations on June 8, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, BULD, ODDS, PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO’s fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, QDPL which generally consist of 30,000 shares, TRPL and COWG which generally consist of 25,000 shares, and FLRT, SHPP and TRFK which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds, except AFTY which may charge up to a maximum of 8% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	$500	*
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	500	*
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Cboe	300	*
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	2,000	*
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	8,000	*
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500	*
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	$300
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	300
Pacer US Small Cap Cash Cows 100 ETF	CALF	June 16, 2017	Cboe	300
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,500
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,500
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750
Pacer US Large Cap Cash Cows Growth Leaders ETF	COWG	December 21, 2022	Nasdaq	300
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	300
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	300
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500
Pacer Industrial Real Estate ETF	INDS	May 14, 2018	NYSE	300
Pacer Data & Infrastructure Real Estate ETF	SRVR	May 15, 2018	NYSE	300
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018	NYSE	500

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer CSOP FTSE China A50 ETF	AFTY	March 10, 2015	NYSE	$300
Pacer BioThreat Strategy ETF	VIRS	June 24, 2020	Cboe	300
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	300
Pacer Lunt Midcap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	300
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	300
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	300
Pacer Pacific Asset Floating Rate High Income ETF	FLRT	February 18, 2015	NYSE	300
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	TRPL	July 12, 2021	NYSE	300
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300
Pacer Data and Digital Revolution ETF	TRFK	June 8, 2022	NYSE	750
Pacer Industrials and Logistics ETF	SHPP	June 8, 2022	NYSE	2,000

*

For the PTLC, PTMC, PTNQ, PTEU, and PTIN, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills.

The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
PTLC	Pacer Trendpilot® US Large Cap Index	Diversified
PTMC	Pacer Trendpilot® US Mid-Cap Index	Diversified
PTNQ	Pacer NASDAQ-100 Trendpilot® Index	Diversified
PTEU	Pacer Trendpilot® European Index	Diversified
PTIN	Pacer Trendpilot® International Index	Diversified
PTBD	Pacer Trendpilot® US Bond Index	Diversified
TRND	Pacer Trendpilot Fund of Funds Index	Non-Diversified
COWZ	Pacer US Cash Cows 100 Index	Diversified
CALF	Pacer US Small Cap Cash Cows Index	Diversified
GCOW	Pacer Global Cash Cows High Dividends 100 Index	Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Diversified
COWG	Pacer US Large Cap Cash Cows Growth Leaders Index	Non-Diversified
BUL	Pacer US Cash Cows Growth Index	Diversified
HERD	Pacer Cash Cows Fund of Funds Index	Non-Diversified
PWS	Pacer WealthShield Index	Diversified
INDS	Solactive GPR Industrial Real Estate Index	Non-Diversified
SRVR	Solactive GPR Data & Infrastructure Real Estate Index	Non-Diversified
SZNE	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index	Diversified
AFTY	FTSE China A50 Net Total Return Index	Diversified
VIRS	LifeSci BioThreat Strategy Index	Diversified
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Diversified
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Diversified
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Diversified
PEXL	US Export Leaders Index	Diversified
FLRT	Pacer Pacific Asset Floating Rate High Income Index	Non-Diversified
TRPL	Metaurus US Large Cap Dividend Multiplier Index – Series 300	Diversified
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400	Diversified
TRFK	Pacer Data Transmission and Communication Revolution Index	Non-Diversified
SHPP	Pacer Global Supply Chain Infrastructure Index	Non-Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a non-diversified Fund.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“”MLPs””), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,987,204,816	$—	$—	$—	$1,987,204,816
Real Estate Investment Trusts	49,284,208	—	—	—	49,284,208
Short-Term Investments	2,462,895	—	—	—	2,462,895
Investments Purchased with Proceeds from Securities Lending	—	—	—	110,285,458	110,285,458
Total Investments in Securities	$2,038,951,919	$—	$—	$110,285,458	$2,149,237,377

^	See Schedule of Investments for sector breakouts.

PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$358,489,415	$—	$—	$—	$358,489,415
Real Estate Investment Trusts	31,323,177	—	—	—	31,323,177
Short-Term Investments	308,742	—	—	—	308,742
Investments Purchased with Proceeds from Securities Lending	—	—	—	48,433,414	48,433,414
Total Investments in Securities	$390,121,334	$—	$—	$48,433,414	$438,554,748

^	See Schedule of Investments for sector breakouts.

PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$750,623,376	$—	$—	$—	$750,623,376
Short-Term Investments	648,146	—	—	—	648,146
Investments Purchased with Proceeds from Securities Lending	—	—	—	35,841,898	35,841,898
Total Investments in Securities	$751,271,522	$—	$—	$35,841,898	$787,113,420

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$42,476,591	$—	$61,991	$—	$42,538,582
Preferred Stocks	505,103	—	—	—	505,103
Real Estate Investment Trusts	194,711	—	—	—	194,711
Short-Term Investments	110,089		—	—	110,089
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,456,708	6,456,708
Total Investments in Securities	$43,286,494	$—	$61,991	$6,456,708	$49,805,193

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTEU(a)	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2023
Common Stocks	$ 34,030	$ —	$ 27,961	$ —	$ —	$ —	$ —	$ 61,991

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 4/30/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$7,345	Last Trade Price	Stale Data	5.2949 EUR
Common Stocks	$54,646	US Line	Delisting	12.4105 EUR

(a)	Table presents information for two securities: FF Group, which has been valued between 4.6 EUR and TechnipFMC PLC which has been valued between 5.6251 - 14.7816 EUR throughout the period.

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$117,671,219	$—	$—	$—	$117,671,219
Exchange Traded Funds	5,407,396	—	—	—	5,407,396
Preferred Stocks	486,563	—	—	—	486,563
Real Estate Investment Trusts	453,576	—	—	—	453,576
Short-Term Investments	295,227	—	—	—	295,227
Investments Purchased with Proceeds from Securities Lending	—	—	—	22,817,228	22,817,228
Total Investments in Securities	$124,313,981	$—	$—	$22,817,228	$147,131,209

^	See Schedule of Investments for country breakouts.

PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$37,788	$—	$—	$37,788
U.S. Government Notes/Bonds	—	230,693,543	—	—	230,693,543
Short-Term Investments	41,354	—	—	—	41,354
Total Investments in Securities	$41,354	$230,731,331	$—	$—	$230,772,685

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

TRND

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$52,719,619	$—	$—	$—	$52,719,619
Short-Term Investments	71,676	—	—	—	71,676
Total Investments in Securities	$52,791,295	$—	$—	$—	$52,791,295

COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$13,095,689,567	$—	$—	$—	$13,095,689,567
Real Estate Investment Trusts	128,841,393	—	—	—	128,841,393
Short-Term Investments	24,546,430	—	—	—	24,546,430
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,074,712,013	1,074,712,013
Total Investments in Securities	$13,249,077,390	$—	$—	$1,074,712,013	$14,323,789,403

^	See Schedule of Investments for sector breakouts.

CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,016,029,107	$—	$—	$—	$2,016,029,107
Real Estate Investment Trusts	16,771,080	—	—	—	16,771,080
Short-Term Investments	1,891,529	—	—	—	1,891,529
Investments Purchased with Proceeds from Securities Lending	—	—	—	615,208,781	615,208,781
Total Investments in Securities	$2,034,691,716	$—	$—	$615,208,781	$2,649,900,497

^	See Schedule of Investments for sector breakouts.

GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,532,124,736	$—	$—	$—	$1,532,124,736
Preferred Stocks	32,034,118	—	—	—	32,034,118
Short-Term Investments	2,914,387	—	—	—	2,914,387
Investments Purchased with Proceeds from Securities Lending	—	—	—	133,954,312	133,954,312
Total Investments in Securities	$1,567,073,241	$—	$—	$133,954,312	$1,701,027,553

^	See Schedule of Investments for country breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$550,347,436	$—	$—	$—	$550,347,436
Short-Term Investments	1,482,100	—	—	—	1,482,100
Investments Purchased with Proceeds from Securities Lending	—	—	—	33,888,836	33,888,836
Total Investments in Securities	$551,829,536	$—	$—	$33,888,836	$585,718,372

^	See Schedule of Investments for country breakouts.

ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$50,864,618	$—	$0	$—	$50,864,618
Preferred Stocks	3,399,586	—	—	—	3,399,586
Short-Term Investments	178,835	—	—	—	178,835
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,496,672	3,496,672
Total Investments in Securities	$54,443,039	$—	$—	$3,496,672	$57,939,711

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

ECOW	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 4/30/2023
Common Stocks	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 4/30/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	$000

*	Table presents information for eleven securities, which due to the Russian foreign exchange restrictions are not actively trading.

COWG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$19,554,453	$—	$—	$—	$19,554,453
Short-Term Investments	38,320	—	—	—	38,320
Total Investments in Securities	$19,592,773	$—	$—	$—	$19,592,773

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$38,421,742	$—	$—	$—	$38,421,742
Short-Term Investments	52,632	—	—	—	52,632
Investments Purchased with Proceeds from Securities Lending	—	—	—	5,133,975	5,133,975
Total Investments in Securities	$38,474,374	$—	$—	$5,133,975	$43,608,349

^	See Schedule of Investments for sector breakouts.

HERD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$48,559,617	$—	$—	$—	$48,559,617
Short-Term Investments	64,422				64,422
Total Investments in Securities	$48,624,039	$—	$—	$—	$48,624,039

PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Contingent Value Rights	$—	$—	$2,509	$—	$2,509
U.S. Government Notes/Bonds	—	24,033,909	—	—	24,033,909
Short-Term Investments	590,618	—	—	—	590,618
Total Investments in Securities	$590,618	$24,033,909	$2,509	$—	$24,627,036

^	See Schedule of Investments for sector breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 4/30/2023
Contingent Value Rights	$ 2,886	$ —	$ (377)	$ —	$ —	$ —	$ —	$ 2,509

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 4/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Contingent Value Rights	$—	Acquisition Price	Stale Data	$0.00
Contingent Value Rights	$2,509	Acquisition Price	Stale Data	$0.40

(a)	Table presents information for two securities, Abiomed has been valued at $0.00 and Achillion Pharmaceuticals has been valued between $0.40 - $0.46 throughout the period.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$12,891,377	$—	$—	$—	$12,891,377
Real Estate Investment Trusts	206,191,458	—	—	—	206,191,458
Short-Term Investments	303,314	—	—	—	303,314
Investments Purchased with Proceeds from Securities Lending	—	—	—	43,696,987	43,696,987
Total Investments in Securities	$219,386,149	$—	$—	$43,696,987	$263,083,136

^	See Schedule of Investments for sector breakouts.

SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$233,073,446	$—	$—	$—	$233,073,446
Real Estate Investment Trusts	467,229,652	—	—	—	467,229,652
Short-Term Investments	2,954,090	—	—	—	2,954,090
Investments Purchased with Proceeds from Securities Lending	—	—	—	48,579,877	48,579,877
Total Investments in Securities	$703,257,188	$—	$—	$48,579,877	$751,837,065

^	See Schedule of Investments for sector breakouts.

SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$78,246,466	$—	$—	$—	$78,246,466
Short-Term Investments	104,949	—	—	—	104,949
Investments Purchased with Proceeds from Securities Lending	—	—	—	12,335,605	12,335,605
Total Investments in Securities	$78,351,415	$—	$—	$12,335,605	$90,687,020

^	See Schedule of Investments for sector breakouts.

AFTY

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,895,332	$—	$—	$—	$4,895,332
Short-Term Investments	14,900				14,900
Total Investments in Securities	$4,910,232	$—	$—	$—	$4,910,232

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

VIRS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$3,663,068	$—	$—	$—	$3,663,068
Short-Term Investments	5,327	—	—	—	5,327
Investments Purchased with Proceeds from Securities Lending	—	—	—	842,165	842,165
Total Investments in Securities	$3,668,395	$—	$—	$842,165	$4,510,560

^	See Schedule of Investments for sector breakouts.

ALTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$776,155,026	$—	$—	$—	$776,155,026
Short-Term Investments	784,997	—	—	—	784,997
Investments Purchased with Proceeds from Securities Lending	—	—	—	71,566,308	71,566,308
Total Investments in Securities	$776,940,023	$—	$—	$71,566,308	$848,506,331

^	See Schedule of Investments for sector breakouts.

PAMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$34,045,899	$—	$—	$—	$34,045,899
Real Estate Investment Trusts	776,766	—	—	—	776,766
Short-Term Investments	37,650	—	—	—	37,650
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,847,863	3,847,863
Total Investments in Securities	$34,860,315	$—	$—	$3,847,863	$38,708,178

^	See Schedule of Investments for sector breakouts.

PALC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$201,901,209	$—	$—	$—	$201,901,209
Real Estate Investment Trusts	4,098,788	—	—	—	4,098,788
Short-Term Investments	221,821	—	—	—	221,821
Investments Purchased with Proceeds from Securities Lending	—	—	—	15,928,141	15,928,141
Total Investments in Securities	$206,221,818	$—	$—	$15,928,141	$222,149,959

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$19,735,653	$—	$—	$—	$19,735,653
Real Estate Investment Trusts	215,052	—	—	—	215,052
Short-Term Investments	27,878	—	—	—	27,878
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,855,922	2,855,922
Total Investments in Securities	$19,978,583	$—	$—	$2,855,922	$22,834,505

^	See Schedule of Investments for sector breakouts.

FLRT

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Asset-Backed Securities	$—	$36,419,367	$—	$—	$36,419,367
Bank Loans	—	46,633,172	—	—	46,633,172
Closed-End Funds	21,716	—	—	—	21,716
Corporate Bonds	–	10,422,544	—	—	10,422,544
Exchange Traded Funds	1,212,016	—	—	—	1,212,016
Short-Term Investments	4,957,416	—	—	—	4,957,416
Total Investments in Securities	$6,191,148	$93,475,083	$—	$—	$99,666,231

^	See Schedule of Investments for sector breakouts.

TRPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$799,228	$—	$—	$—	$799,228
Real Estate Investment Trusts	20,641	—	—	—	20,641
Short-Term Investments	40,304	—	—	—	40,304
Total Investments in Securities	$860,173	$—	$—	$—	$860,173
Other Financial Instruments (a)
Futures Contracts	$3,429	$—	$—	$—	$3,429

^	See Schedule of Investments for sector breakouts.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

QDPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$91,036,231	$—	$—	$—	$91,036,231
Real Estate Investment Trusts	2,305,043	—	—	—	2,305,043
Short-Term Investments	1,598,622	—	—	—	1,598,622
US Government Notes/Bonds	—	12,203,409	—	—	12,203,409
Total Investments in Securities	94,939,896	12,203,409	—	—	107,143,305
Other Financial Instruments (a)
Futures Contracts	$714,687	$—	$—	$—	$714,687

^	See Schedule of Investments for sector breakouts.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

TRFK

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,012,448	$—	$—	$—	$1,012,448
Short-Term Investments	2,383	—	—	—	2,383
Total Investments in Securities	$1,014,831	$—	$—	$—	$1,014,831

^ See Schedule of Investments for sector breakouts.

SHPP

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$987,624	$—	$—	$—	$987,624
Exchange Traded Funds	19,045	—	—	—	19,045
Short-Term Investments	1,154	—	—	—	1,154
Total Investments in Securities	$1,007,823	$—	$—	$—	$1,007,823

^ See Schedule of Investments for sector breakouts.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2023, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in each of the Fund’s 2023 tax returns. During the year/period ended April 30, 2023, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for PTLC, PTMC, PTNQ, PTEU, PTIN, TRND, and AFTY, are declared and paid on an annual basis. COWZ, CALF, GCOW, ICOW, ECOW, COWG, BUL, HERD, PWS, INDS, SRVR, SZNE, VIRS, ALTL, PAMC, PALC, PEXL, TRPL, QDPL, TRFK, and SHPP, are declared and paid on a quarterly basis. PTBD and FLRT are declared and paid on a monthly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PTLC	$457,290	$(457,290)
PTMC	(251,416)	251,416
PTNQ	(996,503)	996,503
PTEU	(315,845)	315,845
PTIN	(251,416)	251,416
PTBD	22,532,557	(22,532,557)
TRND	(1,544,971)	1,544,971
COWZ	(247,364,944)	247,364,944
CALF	(35,741,369)	35,741,369
GCOW	(18,042,406)	18,042,406
ICOW	—	—
ECOW	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
COWG	$—	$—
BUL	(661,477)	661,477
HERD	(192,575)	192,575
PWS	224,118	(224,118)
INDS	(8,469,724)	8,469,724
SRVR	(1,990,966)	1,990,966
SZNE	(1,027,833)	1,027,833
AFTY	—	—
VIRS	126,589	(126,589)
ALTL	10,730,507	(10,730,507)
PAMC	(2,887,568)	2,887,568
PALC	1,050,302	(1,050,302)
PEXL	391	(391)
FLRT	—	—
TRPL	54,647	(54,647)
QDPL	(782,019)	782,019
TRFK	—	—
SHPP	—	—

During the fiscal year/period ended April 30, 2023, the Funds’ realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid- in-capital.

PTLC	$(396,818)
PTMC	98,201
PTNQ	1,081,720
PTEU	315,512
PTIN	247,366
PTBD	(9,870,068)
TRND	1,546,236
COWZ	269,157,456
CALF	39,143,650
GCOW	18,196,113
ICOW	—
ECOW	—
COWG	—
BUL	2,339,659
HERD	400,779
PWS	(213,903)
INDS	12,500,323
SRVR	22,462,572
SZNE	1,070,927
AFTY	—
VIRS	(99,844)
ALTL	(10,349,331)
PAMC	3,089,659
PALC	(331,515)
PEXL	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

FLRT	$—
TRPL	(54,702)
QDPL	985,173
TRFK	—
SHPP	—

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Annual Rate of Average Daily Net Assets
PTLC	0.60%
PTMC	0.60%
PTNQ	0.65%
PTEU	0.65%
PTIN	0.65%
PTBD	0.60%
TRND	0.15%
COWZ	0.49%
CALF	0.59%
GCOW	0.60%
ICOW	0.65%
ECOW	0.70%
COWG	0.49%
BUL	0.60%
HERD	0.15%
PWS	0.60%
INDS	0.60%
SRVR	0.60%
SZNE	0.60%
AFTY	0.70%
VIRS	0.70%
ALTL	0.60%
PAMC	0.60%
PALC	0.60%
PEXL	0.60%
FLRT	0.60%
TRPL	0.79%
QDPL	0.79%
TRFK	0.60%
SHPP	0.60%

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Investment Advisory, LLC (“Vident”) serves as the sub-adviser to PTBD, CSOP serves as the sub-adviser to AFTY, Metaurus Advisors, LLC, (“Metaurus”) serves as the sub-adviser to TRPL

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

and QDPL and Aristotle Pacific Capital, LLC (“Aristotle Pacific”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring their respective Fund(s) investments. Sub-Advisory fees earned by Vident, CSOP, Metaurus and Aristotle Pacific are paid by the Adviser.

Effective November 1, 2022, pursuant to a contractual agreement between the Trust on behalf of each INDS and SRVR, the Adviser shall waive a portion of its advisory fee under the Advisory Agreement with respect to each Fund which limits each Fund’s total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.55% of the average daily net assets of each Fund. For the year ended April 30, 2023, the Adviser’s management fee was reduced by $54,148 and $206,699 in INDS and SRVR, respectively. This contractual agreement expires on October 31, 2023. The Adviser is not entitled to recoup any fees that have been previously waived.

Pursuant to a Sub-Advisory Agreement between the Adviser and CSOP (the “Sub-Advisory Agreement”), CSOP is responsible for trading portfolio securities on behalf of AFTY, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of AFTY’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to AFTY, CSOP is compensated by the Adviser from the management fees paid by AFTY to the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for trading portfolio securities on behalf of PTBD, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of PTBD’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and Metaurus (the “Sub-Advisory Agreement”), Metaurus is responsible for trading portfolio securities on behalf of TRPL and QDPL, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of TRPL and QDPL respective Indexes, subject to the supervision of the Adviser and the Board. For the services it provides to TRPL and QDPL, Metaurus is compensated by the Adviser from the management fees paid by TRPL and QDPL to the Adviser.

Effective April 12, 2023 and pursuant to a Sub-Advisory Agreement between the Adviser and the Aristotle Pacific (the “Sub-Advisory Agreement”), Aristotle Pacific is responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Aristotle Pacific is compensated by the Adviser from the management fees paid by FLRT to the Adviser. Prior to April 12, 2023, pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset (the “Sub-Advisory Agreement”), Pacific Asset was responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services they provided to FLRT, Pacific Asset was compensated by the Adviser from the management fees paid by FLRT to the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended April 30, 2023.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan,

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2023, the Funds in following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year/period ended April 30, 2023, the Funds (excluding PTBD, TRND, COWG, HERD, PWS, AFTY, TRPL, QDPL, FLRT, TRFK, and SHPP)had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2023.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PTLC	$110,285,458
PTMC	48,433,414
PTNQ	35,841,898
PTEU	6,456,708
PTIN	22,817,228
PTBD	—
TRND	—
COWZ	1,074,712,013
CALF	615,208,781
GCOW	133,954,312
ICOW	33,888,836
ECOW	3,496,672
COWG	—
BUL	5,133,975
HERD	—
PWS	—
INDS	43,696,987
SRVR	48,579,877
SZNE	12,335,605
AFTY	—
VIRS	842,165
ALTL	71,566,308
PAMC	3,847,863
PALC	15,928,141
PEXL	2,855,922
FLRT	—
TRPL	—
QDPL	—
TRFK	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
SHPP	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – DERIVATIVES TRANSACTIONS

The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

The following table represents a summary of the value of derivative instruments as of April 30, 2023 and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2023:

TRPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2023

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$3,429

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$ 3,429	Equity Contracts - Futures	$ 8,796

QDPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2023

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$714,687

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$ 714,687	Equity Contracts - Futures	$ 949,480

The average monthly value of long futures during the period ended April 30, 2023 in TRPL was $171,133 and in QDPL was $12,165,407.

NOTE 8 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2023:

Assets

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
TRPL
Futures Contracts
	$46,090	$—	$46,090	$46,090	$—	$—
QDPL
Futures Contracts
	1,533,403	—	1,533,403	1,533,403	—	—

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PTLC
Securities Lending	$110,285,458	$—	$110,285,458	$110,285,458	$—	$—
PTMC
Securities Lending	48,433,414	—	48,433,414	48,433,414	—	—
PTNQ
Securities Lending	35,841,898	—	35,841,898	35,841,898	—	—
PTEU
Securities Lending	6,456,708	—	6,456,708	6,456,708	—	—
PTIN
Securities Lending	22,817,228	—	22,817,228	22,817,228	—	—
PTBD
Securities Lending	—	—	—	—	—	—
TRND
Securities Lending	—	—	—	—		—
COWZ
Securities Lending	1,074,712,013	—	1,074,712,013	1,074,712,013	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
CALF
Securities Lending	$615,208,781	$—	$615,208,781	$615,208,781	$—	$—
GCOW
Securities Lending	133,954,312	—	133,954,312	133,954,312	—	—
ICOW
Securities Lending	33,888,836	—	33,888,836	33,888,836	—	—
ECOW
Securities Lending	3,496,672	—	3,496,672	3,496,672	—	—
COWG
Securities Lending	—	—	—	—	—	—
BUL
Securities Lending	5,133,975	—	5,133,975	5,133,975	—	—
HERD
Securities Lending	—	—	—	—		—
PWS
Securities Lending	—	—	—	—	—	—
INDS
Securities Lending	43,696,987	—	43,696,987	43,696,987	—	—
SRVR
Securities Lending	48,579,877	—	48,579,877	48,579,877	—	—
SZNE
Securities Lending	12,335,605	—	12,335,605	12,335,605	—	—
VIRS
Securities Lending	842,165	—	842,165	842,165	—	—
ALTL
Securities Lending	71,566,308	—	71,566,308	71,566,308	—	—
PAMC
Securities Lending	3,847,863	—	3,847,863	3,847,863	—	—
PALC
Securities Lending	15,928,141	—	15,928,141	15,928,141	—	—
PEXL
Securities Lending	2,855,922	—	2,855,922	2,855,922	—	—
FLRT
Securities Lending	—	—	—	—	—	—
TRPL
Securities Lending	—	—	—	—	—	—
QDPL
Securities Lending	—	—	—	—	—	—
TRFK
Securities Lending	—	—	—	—	—	—
SHPP
Securities Lending	—	—	—	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

NOTE 9 – INVESTMENT TRANSACTIONS

For the year/period ended April 30, 2023, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
PTLC	$2,078,824,669	$6,183,937	$26,759,166	$109,851,498	$—	$—
PTMC	1,316,033,539	841,572,957	11,446,960	63,625,253	—	—
PTNQ	725,705,576	23,049,943	35,558,754	25,900,975	—	—
PTEU	39,795,267	916,740	1,247,338	3,569,407	—	—
PTIN	118,052,786	1,683,511	8,816,925	11,011,019	—	—
PTBD	3,029,135,890	3,057,603,292	—	565,374,208	1,739,956,992	1,496,054,267
TRND	3,724,468	3,622,585	1,362,807	12,135,442	—	—
COWZ	8,266,474,641	8,167,619,533	10,454,930,120	1,589,608,976	—	—
CALF	1,347,321,486	1,343,427,805	1,447,792,482	197,016,566	—	—
GCOW	498,027,859	413,436,603	1,149,807,851	69,177,321	—	—
ICOW	18,545,307	139,551,178	375,519,106	—	—	—
ECOW	34,099,467	15,962,562	25,762,598	—	—	—
COWG	2,522,535	2,318,676	19,635,690	—	—	—
BUL	46,306,754	46,033,466	68,486,118	37,783,264	—	—
HERD	2,121,319	2,138,553	45,489,128	6,322,675	—	—
PWS	92,711,307	95,667,922	4,542,107	7,009,994	24,040,874	—
INDS	234,815,695	233,833,568	44,321,313	149,797,240	—	—
SRVR	511,117,756	506,077,706	94,133,207	427,638,228	—	—
SZNE	164,649,146	164,847,051	16,609,696	20,843,482	—	—
AFTY	710,439	1,418,048	—	—	—	—
VIRS	442,172	451,553	—	2,078,084	—	—
ALTL	3,185,603,469	3,183,072,457	620,806,823	246,345,876	—	—
PAMC	202,374,884	202,234,613	20,899,541	23,136,787	—	—
PALC	1,402,189,951	1,402,466,387	51,391,886	101,146,302	—	—
PEXL	7,613,514	7,494,754	15,335,430	—	—	—
FLRT	76,882,835	59,394,664	—	—	—	—
TRPL	26,861	136,216	—	782,676	—	—
QDPL	11,659,175	6,260,213	48,766,042	5,769,796	6,233,885	—
TRFK	87,525	88,170	1,011,534	—	—	—
SHPP	122,580	94,283	968,377	—	—	—

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S.Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2022	Purchases	Sales	Balance April 30, 2023
PTBD	544,421	109,116	(139,669)	513,868
PTIN	512,621	15,092	(130,944)	396,769
PTLC	331,507	22,735	(78,924)	275,318
PTMC	381,321	34,660	(92,302)	323,679
PTNQ	252,350	9,347	(70,013)	191,684

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTBD	$10,380,750	$776,781	$(331,557)	$(1,274,998)
PTIN	10,712,962	44,059	(5,941)	1,125,233
PTLC	10,630,028	136,429	471,358	(176,090)
PTMC	10,432,174	86,604	295,041	(1,084,283)
PTNQ	10,563,705	66,199	610,652	(70,482)
Total	52,719,619	1,110,072	1,039,553	(1,480,620)

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2022	Purchases	Sales	Balance April 30, 2023
BUL	44,165	280,282	(45,432)	279,015
CALF	42,955	260,118	(48,603)	254,470
COWZ	35,485	201,731	(31,042)	206,174
GCOW	53,671	292,988	(58,618)	288,041
ICOW	57,271	342,703	(71,272)	328,702

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
BUL	$9,765,804	$66,181	$(25,869)	$(95,267)
CALF	9,420,479	63,595	(46,716)	(153,546)
COWZ	9,638,635	109,051	36,237	(119,577)
GCOW	9,876,926	191,120	58,311	676,458
ICOW	9,857,773	185,440	16,955	717,675
Total	48,559,617	615,387	38,918	1,025,743

NOTE 11 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2023 were as follows:

	PTLC	PTMC	PTNQ	PTEU	PTIN
Tax cost of investments	$2,100,049,150	$459,414,302	$748,092,838	$43,521,872	$137,845,654
Gross tax unrealized appreciation	124,679,586	13,358,267	66,947,624	6,591,993	11,941,100
Gross tax unrealized depreciation	(75,491,359)	(34,217,821)	(27,927,042)	(308,672)	(2,511,270)
Net tax unrealized appreciation (depreciation)	49,188,227	(20,859,554)	39,020,582	6,283,321	9,429,830
Undistributed ordinary income	11,985,418	1,406,892	1,806,599	373,260	1,202,626
Total distributable earnings	11,985,418	1,406,892	1,806,599	373,260	1,202,626
Other accumulated (loss)	(344,621,811)	(95,671,299)	(48,421,744)	(50,809,277)	(23,957,977)
Total accumulated gain (loss)	$(283,448,166)	$(115,123,961)	$(7,594,563)	$(44,152,696)	$(13,325,521)

	PTBD	TRND	COWZ	CALF	GCOW
Tax cost of investments	$229,905,703	$54,292,823	$14,194,928,882	$2,659,432,331	$1,659,936,553
Gross tax unrealized appreciation	1,067,755	2,859,034	943,506,669	149,760,596	122,695,449
Gross tax unrealized depreciation	(200,773)	(4,360,562)	(814,646,149)	(159,292,431)	(81,657,074)
Net tax unrealized appreciation (depreciation)	866,982	(1,501,528)	128,860,520	(9,531,835)	41,038,375
Undistributed ordinary income	91,809	179,701	17,718,355	1,795,619	21,259,450
Total distributable earnings	91,809	179,701	17,718,355	1,795,619	21,259,450
Other accumulated (loss)	(258,085,127)	(1,106,307)	(712,687,458)	(189,069,504)	(41,311,192)
Total accumulated gain (loss)	$(257,126,336)	$(2,428,134)	$(566,108,583)	$(196,805,720)	$20,986,633

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

	ICOW	ECOW	COWG	BUL	HERD
Tax cost of investments	$560,524,772	$58,761,358	$19,831,387	$45,011,549	$48,310,950
Gross tax unrealized appreciation	46,478,999	4,609,911	550,941	1,239,758	1,501,875
Gross tax unrealized depreciation	(21,313,361)	(5,429,111)	(789,556)	(2,642,959)	(1,188,786)
Net tax unrealized appreciation (depreciation)	25,165,638	(819,200)	(238,615)	(1,403,201)	313,089
Undistributed ordinary income	4,783,974	592,929	1,594	47,589	—
Total distributable earnings	4,783,974	592,929	1,594	47,589	—
Other accumulated (loss)	(16,070,122)	(1,850,131)	(45,989)	(2,807,329)	—
Total accumulated gain (loss)	$13,879,490	$(2,076,402)	$(283,010)	$(4,162,941)	$313,089

	PWS	INDS	SRVR	SZNE	AFTY
Tax cost of investments	$24,628,001	$264,930,102	$883,767,835	$90,692,721	$4,864,144
Gross tax unrealized appreciation	6,000	13,295,158	41,316,158	732	752,155
Gross tax unrealized depreciation	(6,965)	(15,142,125)	(173,242,156)	(6,433)	(706,103)
Net tax unrealized appreciation (depreciation)	(965)	(1,846,967)	(131,925,998)	(5,701)	46,052
Undistributed ordinary income	99,650	3,930,239	9,486,246	23,109	—
Total distributable earnings	99,650	3,930,239	9,486,246	23,109	—
Other accumulated (loss)	(27,066,941)	(53,986,956)	(193,211,175)	(18,491,371)	(1,939,125)
Total accumulated gain (loss)	$(26,968,256)	$(51,903,684)	$(315,650,927)	$(18,473,963)	$(1,893,073)

	VIRS	ALTL	PAMC	PALC	PEXL
Tax cost of investments	$5,154,293	$915,223,508	$38,132,711	$215,180,796	$22,337,869
Gross tax unrealized appreciation	263,408	29,245,200	1,736,619	12,648,805	1,419,761
Gross tax unrealized depreciation	(907,141)	(95,962,377)	(1,161,151)	(5,679,642)	(923,125)
Net tax unrealized appreciation (depreciation)	(643,733)	(66,717,177)	575,468	6,969,163	496,636
Undistributed ordinary income	1,083	—	—	21,540	—
Total distributable earnings	1,083	—	—	21,540	—
Other accumulated (loss)	(44,801)	(138,076,081)	(11,034,121)	(53,734,120)	(291,031)
Total accumulated gain (loss)	$(687,451)	$(204,793,258)	$(10,458,653)	$(46,743,417)	$205,605

	FLRT	TRPL	QDPL	TRFK	SHPP
Tax cost of investments	$101,272,977	$978,740	$110,157,569	$1,015,623	$997,789
Gross tax unrealized appreciation	582,644	49,538	7,404,432	103,244	76,399
Gross tax unrealized depreciation	(2,189,390)	(164,676)	(9,704,008)	(104,035)	(66,396)
Net tax unrealized appreciation (depreciation)	(1,606,746)	(115,138)	(2,299,576)	(791)	10,003
Undistributed ordinary income	118,551	—	—	2,858	4,921
Total distributable earnings	118,551	—	—	2,858	4,921
Other accumulated (loss)	(4,088,245)	(19,837)	—	—	(1)
Total accumulated gain (loss)	$(5,576,440)	$(134,975)	$(2,299,576)	$2,067	$14,923

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2023 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

At April 30, 2023, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
PTLC	$232,693,175	$111,928,636	Indefinite
PTMC	95,671,299	—	Indefinite
PTNQ	31,946,549	16,475,195	Indefinite
PTEU	40,109,453	10,691,617	Indefinite
PTIN	19,625,112	4,325,834	Indefinite
PTBD	257,874,006	211,121	Indefinite
TRND	542,708	563,599	Indefinite
COWZ	578,283,703	134,403,755	Indefinite
CALF	148,946,746	40,122,758	Indefinite
GCOW	21,974,274	19,326,918	Indefinite
ICOW	12,620,739	3,449,383	Indefinite
ECOW	1,290,049	560,082	Indefinite
COWG	45,989	—	Indefinite
BUL	2,602,956	204,373	Indefinite
HERD	—	—	Indefinite
PWS	27,066,068	873	Indefinite
INDS	42,220,579	11,766,377	Indefinite
SRVR	43,921,803	149,289,372	Indefinite
SZNE	18,491,371	—	Indefinite
AFTY	1,477,286	453,454	Indefinite
VIRS	12,428	32,373	Indefinite
ALTL	138,076,081	—	Indefinite
PAMC	11,034,121	—	Indefinite
PALC	53,267,315	466,805	Indefinite
PEXL	188,070	102,961	Indefinite
FLRT	3,323,461	764,784	Indefinite
TRPL	5,226	14,611	Indefinite
QRPL	—	—	Indefinite
TRFK	—	—	Indefinite
SHPP	1	—	Indefinite

At April 30, 2023, AFTY deferred on a tax basis, post-December ordinary late-year losses of $8,385, respectively. None of the Funds deferred on a tax basis post-October capital losses.

NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2023 was as follows:

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
PTLC	$26,415,381	$—	$—	$—
PTMC	3,237,926	—	—	—
PTNQ	4,142,394	—	—	—
PTEU	273,384	—	—	—
PTIN	444,569	—	—	—
PTBD	26,684,806	—	—	—
TRND	942,758	—	—	—
COWZ	193,788,560	—	—	—
CALF	16,000,780	—	—	—
GCOW	33,617,374	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
ICOW	$7,687,068	$—	$—	$—
ECOW	973,074	—	—	—
COWG	9,399	—	—	—
BUL	382,192	—	—	—
HERD	584,387	—	117	1,841
PWS	597,772	—	—	—
INDS	6,149,407	—	—	—
SRVR	18,743,593	—	1,717,631	—
SZNE	826,693	—	—	—
AFTY	100,794	—	—	—
VIRS	46,298	—	—	—
ALTL	9,575,595	—	—	488,359
PAMC	410,052	—	—	20,581
PALC	3,553,899	—	—	—
PEXL	62,468	—	—	—
FLRT	5,819,045	—	—	—
TRPL	16,095	—	—	64,749
QDPL	1,180,357	—	520,595	3,972,774
TRFK	5,555	—	—	—
SHPP	12,171	—	—	—

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2022 was as follows:

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
PTLC	$15,230,924	$—	$—	$—
PTMC	541,282	—	—	—
PTNQ	—	—	—	—
PTEU	787,274	—	—	—
PTIN	3,379,159	—	—	—
PTBD	34,403,646	—	—	—
TRND	640,806	—	—	—
GCOW	6,929,204	—	—	—
COWZ	22,592,335	—	—	—
CALF	9,347,348	—	—	5,679,191
ICOW	1,413,637	—	—	—
BUL	8,394	—	—	5,331
ECOW	420,442	—	—	—
HERD	92,538	—	—	—
PWS	417,075	—	—	—
INDS	3,888,598	—	—	—
SRVR	11,646,957	—	2,032,103	—
SZNE	734,947	—	—	—
AFTY	153,101	—	—	2,676
VIRS	42,336	—	—	—
ALTL	2,774,225	—	—	—
PAMC	220,791	—	—	18,230
PALC	1,367,759	—	—	—
PEXL	7,727	—	—	804
TRPL	7,393	—	—	53,832

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
QDPL	96,485	—	—	1,275,430
FLRT (a)	1,211,347	—	—	—

(a)	For the period ended July 1, 2021 to April 30, 2022.

NOTE 13 – NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

NOTE 14 – RISKS

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

LIBOR Transition

Certain of the FLRT fund’s investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund’s performance. With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

● Industrials Sector Risk. The SHPP Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

● Information Technology Sector Risk. The TRFK Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Continued)

NOTE 15 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On May 1, 2023, the Adviser launched Pacer US Small Cap Cash Cows Growth Leaders ETF.

On May 24, 2023, the following Fund declared a distribution from ordinary income to shareholders of record as of May 26, 2023, Payable June 1, 2023, as follows:

	Ordinary Income	Per Share Amount
FLRT	$592,159	$0.26086305
PTBD	$409,926	$0.03660050

On June 21, 2023, the following Funds declared distributions from ordinary income to shareholders of record as of June 23, 2023, Payable June 28, 2023, as follows:

	Ordinary Income	Per Share Amount
FLRT	$709,482	$0.31815353
PTBD	$940,718	$0.09222726
COWZ	$53,043,566	$0.19111355
CALF	$7,459,040	$0.12328991
GCOW	$28,516,054	$0.57959460
ICOW	$8,186,322	$0.37042181
ECOW	$870,468	$0.30016143
COWG	$28,835	$0.02353861
BUL	$146,490	$0.13317255
PWS	$94,045	$0.08956680
INDS	$981,907	$0.17692021
SRVR	$5,639,410	$0.26982822
SZNE	$128,472	$0.07137337
VIRS	$11,547	$0.09237608
ALTL	$2,094,003	$0.10849756
PAMC	$25,667	$0.02566740
PALC	$318,597	$0.05446103
PEXL	$39,181	$0.05597254

On June 22, 2023, the following Fund declared a distribution from ordinary income to shareholders of record as of June 26, 2023, Payable June 29, 2023, as follows:

	Ordinary Income	Per Share Amount
HERD	$453,681	$0.26687089

On June 28, 2023, the following Funds declared distributions from ordinary income to shareholders of record as of June 30, 2023, Payable July 3, 2023, as follows:

	Ordinary Income	Per Share Amount
TRPL	$11,513	$0.46050000
QDPL	$2,152,137	$0.51610000

Pacer Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pacer Funds Trust and the Shareholders of
Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Trendpilot® International ETF, Pacer Trendpilot® US Bond ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Global Cash Cows Dividend ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer US Large Cap Cash Cows Growth Leaders ETF, Pacer US Cash Cows Growth ETF, Pacer Cash Cows Fund of Funds ETF, Pacer Wealthshield ETF, Pacer Industrial Real Estate ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF, Pacer CSOP FTSE China A50 ETF, Pacer BioThreat Strategy ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Midcap Multi-Factor Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer US Export Leaders ETF, Pacer Pacific Asset Floating Rate High Income ETF, Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF, Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF, Pacer Industrials and Logistics ETF and Pacer Data and Digital Revolution ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Trendpilot® International ETF, Pacer Trendpilot® US Bond ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Global Cash Cows Dividend ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer US Large Cap Cash Cows Growth Leaders ETF, Pacer US Cash Cows Growth ETF, Pacer Cash Cows Fund of Funds ETF, Pacer Wealthshield ETF, Pacer Industrial Real Estate ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF, Pacer CSOP FTSE China A50 ETF, Pacer BioThreat Strategy ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Midcap Multi-Factor Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer US Export Leaders ETF, Pacer Pacific Asset Floating Rate High Income ETF, Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF, Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF, Pacer Industrials and Logistics ETF and Pacer Data and Digital Revolution ETF (collectively the “Funds”), each a series of the Pacer Funds Trust (the “Trust”) including the schedules of investments, schedules of open futures contracts, as of April 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for the periods indicated below (collectively referred to as the “financial statements”).

The financial highlights for the year ended September 30, 2019, for the Pacer CSOP FTSE China A50 ETF, were audited by other auditors whose opinion dated November 19, 2019, expressed an unqualified opinion on those financial statements. The statement of changes and financial highlights for the two years ended June 30, 2021, for the Pacer Pacific Asset Floating Rate High Income ETF were audited by other auditors whose opinion dated August 16, 2021 expressed an unqualified opinion on those financial statements. The financial highlights for the year ended June 30, 2019, for the Pacer Pacific Asset Floating Rate High Income ETF (formerly known as AdvisorShares Pacific Asset Enhanced Floating Rate ETF) were audited by other auditors whose opinion dated August 26, 2019, expressed an unqualified opinion on those financial statements.

In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Funds as of April 30, 2023, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Trendpilot® US Large Cap ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer Trendpilot® US Mid Cap ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer Trendpilot® 100 ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer Trendpilot® European Index ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer Trendpilot® International ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022 and 2021 and period from May 2, 2019 (commencement of operations) through April 30, 2020

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Trendpilot® US Bond ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022 and 2021 and period from October 22, 2019 (commencement of operations) through April 30, 2020
Pacer Trendpilot® Fund of Funds ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022 and 2021 and period from May 3, 2019 (commencement of operations) through April 30, 2020
Pacer US Cash Cows 100 ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer US Small Cap Cash Cows 100 ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020, 2019
Pacer Global Cash Cows Dividend ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer Developed Markets International Cash Cows 100 ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer Emerging Markets Cash Cows 100 ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022 and 2021 and period from May 2, 2019 (commencement of operations) through April 30, 2020
Pacer US Large Cap Cash Cows Growth Leaders ETF	For the period December 21, 2022 (commencement of operations) through April 30, 2023	For the period December 21, 2022 (commencement of operations) through April 30, 2023	For the period December 21, 2022 (commencement of operations) through April 30, 2023
Pacer US Cash Cows Growth ETF	For the year ended April 30, 2023	For the years ended April 30, 2023, and 2022	For the years ended April 30, 2023, 2022 and 2021 and period from May 2, 2019 (commencement of operations) through April 30, 2020
Pacer Cash Cows Fund of Funds ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022 and 2021 and period from May 3, 2019 (commencement of operations) through April 30, 2020
Pacer WealthShield ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and 2019
Pacer Industrial Real Estate ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and the period May 14, 2018 (commencement of operations) through April 30, 2019
Pacer Data & Infrastructure Real Estate ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and the period May 15, 2018 (commencement of operations) through April 30, 2019
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and the period July 23, 2018 (commencement of operations) through April 30, 2019

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer CSOP FTSE China A50 ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021 and period from October 1, 2019 through April 30, 2020
Pacer BioThreat Strategy ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023 and 2022 and for the period June 24, 2020 (commencement of operations) through April 30, 2021
Pacer Lunt Large Cap Alternator ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023 and 2022 and for the period June 24, 2020 (commencement of operations) through April 30, 2021
Pacer Lunt Midcap Multi-Factor Alternator ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023 and 2022 and for the period June 24, 2020 (commencement of operations) through April 30, 2021
Pacer Lunt Large Cap Multi-Factor Alternator ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023 and 2022 and for the period June 24, 2020 (commencement of operations) through April 30, 2021
Pacer US Export Leaders ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020 and the period July 23, 2018 (commencement of operations) through April 30, 2019
Pacer Pacific Asset Floating Rate High Income ETF	For the year ended April 30, 2023	For the year ended April 30, 2023 and for the period July 1, 2021 through April 30, 2022	For the year ended April 30, 2023 and for the period July 1, 2021 through April 30, 2022
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	For the year ended April 30, 2023	For the year ended April 30, 2023 and for the period July 12, 2021 (commencement of operations) through April 30, 2022	For the year ended April 30, 2023 and for the period July 12, 2021 (commencement of operations) through April 30, 2022
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	For the year ended April 30, 2023	For the year ended April 30, 2023 and for the period July 12, 2021 (commencement of operations) through April 30, 2022	For the year ended April 30, 2023 and for the period July 12, 2021 (commencement of operations) through April 30, 2022
Pacer Industrials and Logistics ETF	For the period June 8, 2022 (commencement of operations) through April 30, 2023	For the period June 8, 2022 (commencement of operations) through April 30, 2023	For the period June 8, 2022 (commencement of operations) through April 30, 2023
Pacer Data and Digital Revolution ETF	For the period June 8, 2022 (commencement of operations) through April 30, 2023	For the period June 8, 2022 (commencement of operations) through April 30, 2023	For the period June 8, 2022 (commencement of operations) through April 30, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Pacer Funds Trust since 2015

Abington, Pennsylvania
June 28, 2023

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains

For the fiscal year/period ended April 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
PTLC	32.80%	32.55%	0.00%
PTMC	44.67%	44.62%	0.00%
PTNQ	60.73%	58.97%	0.00%
PTEU	73.30%	0.72%	0.00%
PTIN	99.43%	6.82%	0.00%
PTBD	0.00%	0.00%	0.00%
TRND	20.88%	15.85%	0.00%
COWZ	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
GCOW	97.51%	16.60%	0.00%
ICOW	100.00%	0.04%	0.00%
ECOW	75.83%	1.58%	0.00%
COWG	100.00%	100.00%	0.00%
BUL	100.00%	100.00%	0.00%
HERD	100.00%	45.15%	0.98%
PWS	35.49%	34.45%	0.00%
INDS	19.80%	3.82%	0.00%
SRVR	32.88%	3.09%	0.00%
SZNE	100.00%	100.00%	0.00%
AFTY	100.00%	0.00%	0.00%
VIRS	100.00%	100.00%	0.25%
ALTL	100.00%	100.00%	0.00%
PAMC	100.00%	100.00%	0.00%
PALC	100.00%	97.81%	0.00%
PEXL	100.00%	100.00%	0.00%
FLRT	0.00%	0.00%	0.00%
TRPL	100.00%	100.00%	0.00%
QDPL	90.10%	87.02%	30.38%
TRFK	100.00%	100.00%	0.00%
SHPP	97.62%	31.28%	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTLC	$—	$—	$—	$—
PTMC	—	—	—	—
PTNQ	—	—	—	—
PTEU	561,229	95,692	0.34	0.06
PTIN	1,837,328	192,825	0.40	0.04
PTBD	—	—	—	—
TRND	18,494	18,494	0.01	0.01
COWZ	—	—	—	—
CALF	—	—	—	—
GCOW	53,229,700	4,644,285	1.15	0.10
ICOW	15,101,347	1,505,553	0.81	0.08
ECOW	1,675,467	135,495	0.59	0.05
COWG	—	—	—	—
BUL	—	—	—	—
HERD	376,560	34,987	0.26	0.02
PWS	—	—	—	—
INDS	—	—	—	—
SRVR	—	—	—	—
SZNE	—	—	—	—
AFTY	165,592	16,574	0.54	0.05
VIRS	—	—	—	—
ALTL	—	—	—	—
PAMC	—	—	—	—
PALC	—	—	—	—
PEXL	—	—	—	—
FLRT	—	—	—	—
TRPL	—	—	—	—
QDPL	—	—	—	—
TRFK	—	—	—	—
SHPP	16,485	1,688	0.41	0.04

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT AD VISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 24, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to Pacer Lunt Large Cap Alternator ETF (ALTL), Pacer Lunt Large Cap Multi-Factor Alternator ETF (PALC), Pacer Lunt Mid Cap Multi-Factor Alternator ETF (PAMC), Pacer Trendpilot US Large Cap ETF (PTLC), Pacer Trendpilot US Mid Cap ETF (PTMC), Pacer Trendpilot 100 ETF (PTNQ), Pacer US Small Cap Cash Cows 100 ETF (CALF), Pacer Developed Markets International Cash Cows 100 ETF (ICOW), Pacer US Export Leaders ETF (PEXL), Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (SZNE), Pacer US Cash Cows Growth ETF (BUL), Pacer Trendpilot International ETF (PTIN), Pacer Emerging Markets Cash Cows 100 ETF (ECOW), Pacer Cash Cows Fund of Funds ETF (HERD), Pacer Trendpilot Fund of Funds ETF (TRND), Pacer Bio Threat Strategy ETF (VIRS), Pacer Industrial Real Estate ETF (INDS) and Pacer Data & Infrastructure Real Estate ETF (SRVR). Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds.”

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement at the Meeting, respectively, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, respectively, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, respectively, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor is prepared to provide to each Fund under consideration; (5) the advisory fee payable by a Fund to the Advisor for its services; (6) certain comparative information regarding a Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to the Funds; and (iii) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Advisor and any potential conflicts.

Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by each Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to comparable funds managed by other investment advisers (each a “Peer Group”). The Board

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

also considered other services provided to the Funds by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of each Fund with the expense ratios of each Fund’s Peer Group. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of each Fund. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Advisor’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

COWG

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on December 19, 2022 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer US Large Cap Cash Cows Growth Leaders ETF (the “Fund”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement, the Trustees considered various materials, including information that had previously been provided to the Board at its various meetings including: (1) a copy of the proposed Investment Advisory Agreement and Schedule thereto; (2) Pacer’s responses to a questionnaire requesting information pursuant to Section 15(c) of the 1940 Act (the “15(c) Questionnaire”); (3) Pacer’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that Pacer will

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

provide to the Fund, and the proposed advisory fees payable to Pacer; (5) comparable fund expense and performance data; (6) a copy of the prospectus and statement of additional information that are part of the Trust’s registration statement on Form N-1A that include the Fund; and (7) information regarding the financial condition of Pacer.

Trust counsel reviewed the factors that the Trustees should consider in approving the Investment Advisory Agreement. In considering the Investment Advisory Agreement, the Trustees considered the following factors, to the extent applicable: (1) the nature, quality and extent of the services to be provided by Pacer to the Fund; (2) the general costs of providing the services and the profits anticipated to be realized by Pacer from its services to be rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows in assets, and whether the proposed advisory fee for the Fund reflects any such economies of scale; and (5) other benefits to Pacer and its affiliates resulting from services rendered to the Fund.

Pacer then presented on the anticipated profitability to the Advisor of managing the Fund, discussing such profitability at different projected asset levels. Pacer then discussed the nature, quality and extent of services to be provided by the Advisor to the Fund, including the types of securities to be included in its portfolio, the methodology and performance of the Fund’s underlying index, brokerage selection process with respect to domestic securities, and compliance with the Fund’s investment objectives and strategies and applicable laws and regulations, including portfolio liquidity requirements and tax diversification requirements, and responded to questions with respect thereto. The Advisor provided background information on and discussed the qualifications of key personnel at Pacer to provide services to the Fund, including the proposed portfolio managers of the Fund. The Advisor also discussed the services that Pacer would provide to the Fund and the fees that would be paid with respect to such services. The Advisor further reviewed Pacer’s business continuity plan and policies and procedures designed to address any conflicts of interest in managing the Fund relative to other accounts. Pacer discussed its plans to grow the Fund’s assets and the proposed timetable for commencing operations for the Fund.

Pacer then discussed the proposed investment advisory fee to be paid by the Fund to Pacer. The Advisor reviewed the comparisons included in their Board meeting materials of the proposed fee payable by the Fund to those charged by a group of comparably managed funds, commenting on where the fee payable by the Fund fell within the range of fees charged to comparable funds. The Advisor also reviewed the methodology used to develop the list of comparable funds. Pacer then discussed the factors that were considered when determining the proposed advisory fee for the Fund. The Advisor then responded to questions from the Trustees regarding, among other things: (a) the proposed advisory fees, (b) how such fees compared to advisory fees charged to comparable funds and (c) Pacer’s views with respect to what constitutes a comparable fund for purposes of fee comparisons.

The Trustees were assisted by Trust counsel and independent trustees’ counsel throughout the review process. The Trustees relied upon the advice of counsel and exercised their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factors. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Investment Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was allimportant or controlling.

Nature, Quality, and Extent of Services and Investment Performance.

The Trustees considered the scope of services to be provided under the Investment Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Fund and discussed these services with the Advisor. Among other things, the Trustees considered the quality of the Advisor’s portfolio management personnel and the level of services provided to the existing Funds. The Advisor’s registration form (“Form ADV”) was provided to the Trustees, as was the Advisor’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Trustees considered the methodology of the Fund’s underlying index and the performance results provided at the Meeting for the index. The Trustees also considered the Fund’s investment strategy and the manner in which the Advisor would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Fund by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with the exemptive order applicable to the Fund. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Advisor.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Cost of Services Provided and Economies of Scale.

The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid to the Fund, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 distribution plan. The Trustees noted that the Advisor would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Fund. The Trustees then evaluated the anticipated profitability of the Advisor with respect to its costs to manage the Fund.

Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; and (c) agreed to approve the Investment Advisory Agreement as to the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

FLRT

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting March 24, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to Pacer Pacific Asset Floating Rate High Income ETF (hereafter referred to as “FLRT” or the “Fund”), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Pacific Asset Management, LLC (the “Sub-Advisor”) with respect to FLRT.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisor, as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement and the respective Sub-Advisory Agreements for the Fund at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding the Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund; (2) the Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund; (3) the Advisor’s and the Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor are prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Advisor for its services and the sub-advisory fee payable to the Sub-Advisor by the Advisor under the Sub-Advisory Agreement; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s, and the Sub-Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreement.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meeting, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the performance of the Advisor and Sub-Advisor with respect to the Fund; (ii) the

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costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Funds; (iii) the cost and benefits, including the fee paid, to the Sub-Advisor by the Advisor as it relates to the investment advisory services provided to the Fund; and (iv) potential economies of scale. The Board’s findings as it relates to each of the factors for the Fund are set forth below.

●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and the Advisor’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. The Trustees also considered the performance of the Sub-Advisor in managing the Fund and compared such performance to comparable funds managed by other investment advisers (the “Peer Group”). In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance programs as such relates to the operation of the Fund.

Based on its review, the Board determined that the Advisor and the Sub-Advisor are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to the Peer Group and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Fund (if applicable). The Board also considered other services provided to the Fund by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and the Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of the Fund with the expense ratios of the Peer Group. The Board compared Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Fund, considering the Advisor’s profitability analysis prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of Sub-Advisor’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Fund may grow in the future.

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Overall Findings and Conclusions of the Board

Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to the Fund; and (f) agreed to approve the Sub-Advisory Agreement for the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

TRPL and QDPL

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting March 24, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (TRPL) and Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (QDPL), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Metaurus Advisors, LLC (the “Sub-Advisor”) with respect to TRPL and QDPL, respectively. Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds”.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Funds at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisor, as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement and the Sub-Advisory Agreement for the Funds at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Funds; (2) the Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Funds; (3) the Advisor’s and the Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor are providing and prepared to provide to the Funds; (5) the advisory fee payable by the Funds to the Advisor for its services and the sub-advisory fees payable to the Sub-Advisor by the Advisor under the Sub-Advisory Agreement; (6) certain comparative information regarding each Fund’s expenses and performance relative to the expenses and performance of other funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s, and the Sub-Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreement.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meeting, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the performance of the Advisor and Sub-Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Funds, of the advisory services to be provided to each Fund; (iii) the cost and benefits, including the fees paid, to the Sub-Advisor by the Advisor as it relates to the investment advisory services provided to each Fund; and (iv) potential economies of scale. The Board’s findings as it relates to each of the factors for the Funds are set forth below.

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●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Advisor’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with each Fund’s strategies, policies, and limitations. The Trustees also considered the performance of the Sub-Advisor in managing each Fund and compared such performance to comparable funds managed by other investment advisers (the “Peer Group”). In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Funds, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Funds. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance programs as such relates to the operation of the Funds.

Based on its review, the Board determined that the Advisor and the Sub-Advisor are capable of providing all necessary advisory and sub-advisory services required by the Funds, as indicated by the Advisor’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of each Fund relative to its Peer Group and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Funds (if applicable). The Board also considered other services provided to the Funds by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor and the Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratio of each Fund with the expense ratios of its Peer Group. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Funds, considering the Advisor’s profitability analysis prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of Sub-Advisor’s Services to be Provided to the Funds. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by the Funds. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Funds. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Funds may grow in the future.

Overall Findings and Conclusions of the Board

    Based on its deliberations and its evaluation of the information described above as it relates to the Funds, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Funds are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Funds are fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to

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the Funds; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Funds by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to the Funds; and (f) agreed to approve the Sub-Advisory Agreement for the Funds. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	52	Director, First Cornerstone Bank (2000–2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	52	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	52	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	52	0

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

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Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, (since 2021); Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

NOTE 7 – SPECIAL MEETING OF SHAREHOLDERS

On April 12, 2023, a special meeting of the shareholders of the Pacer Pacific Asset Floating Rate High Income ETF of Pacer Funds Trust was held at the offices of the Administrator for the purpose of approving a new investment sub-advisory agreement among Pacer Advisors, Inc., Aristotle Pacific Capital, LLC, and the Trust, on behalf of the Fund. At the special meeting of shareholders of FLRT, a new sub-advisory agreement was approved.

Below are the voting results from the special meeting of the Trust:

New Investment Sub-Advisory Agreement	For	Abstain	Against
	1,002,597	4,083	2,056

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355

Index Provider

CFRA
One New York Plaza, 34th Floor
New York, NY 10004
FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP

Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355

LifeSci Index Partners, LLC
250 W 55th St, Suite 16b
New York, NY 10019

Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111

Solactive AG
Platz der Einheit 1
60327 Frankfurt am Main
Germany

S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041

Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212

Sub Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

CSOP Asset Management Limited
2802, Two Exchange Square, 8 Connaught Place Central, Hong Kong

Metaurus Advisors LLC
22 Hudson Place, Third Floor
Hoboken, New Jersey 07030

Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. No "other services” were provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2023	FYE 04/30/2022
( a ) Audit Fees	$234,100	$218,300
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$29,000	$27,000
( d ) All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

 1

The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2023	FYE 04/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 04/30/2023	FYE 04/30/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

( i ) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Jane Sagendorph, Colin Lake and Deborah Wolk.

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

 2

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	6/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	6/29/2023

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	6/29/2023

*	Print the name and title of each signing officer under his or her signature.

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